EMPOWER FUNDS, INC.
("Empower Funds")
Empower Bond Index Fund	Empower Core Bond Fund
Institutional Class Ticker / MXCOX	Institutional Class Ticker / MXIUX
Investor Class Ticker / MXBIX	Investor Class Ticker / MXFDX
Empower Global Bond Fund	Empower High Yield Bond Fund
Institutional Class Ticker / MXZMX	Institutional Class Ticker / MXFRX
Investor Class Ticker / MXGBX	Investor Class Ticker / MXHYX
Empower Inflation-Protected Securities Fund	Empower Multi-Sector Bond Fund
Institutional Class Ticker / MXIOX	Institutional Class Ticker / MXUGX
Investor Class Ticker / MXIHX	Investor Class Ticker / MXLMX
Empower Short Duration Bond Fund	Empower U.S. Government Securities Fund
Institutional Class Ticker / MXXJX	Institutional Class Ticker / MXDQX
Investor Class Ticker / MXSDX	Investor Class Ticker / MXGMX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.32%
	Capital One Multi-Asset Execution Trust
	Series 2019-A3 Class A3
$ 500,000	2.06%, 08/15/2028	$ 496,358
	Series 2021-A2 Class A2
1,000,000	1.39%, 07/15/2030	940,103
2,000,000	CNH Equipment Trust Series 2022-B Class A4 3.91%, 03/15/2028	1,996,852
8,584,000	Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A 4.06%, 11/15/2030	8,521,986
702,119	GM Financial Consumer Automobile Receivables Trust Series 2022-3 Class A4 3.71%, 12/16/2027	701,633
1,200,000	Nissan Auto Receivables Owner Trust Series 2022-B Class A4 4.45%, 11/15/2029	1,201,401
528,548	Toyota Auto Receivables Owner Trust Series 2022-B Class A4 3.11%, 08/16/2027	527,730
1,278,066	World Omni Auto Receivables Trust Series 2024-A Class A3 4.86%, 03/15/2029	1,283,583
TOTAL ASSET-BACKED SECURITIES — 0.32% (Cost $15,685,250)		$15,669,646
CORPORATE BONDS AND NOTES
Basic Materials — 0.48%
1,000,000	Air Products & Chemicals Inc 4.80%, 03/03/2033	1,007,494
307,000	Albemarle Corp(a) 5.05%, 06/01/2032	308,096
	BHP Billiton Finance USA Ltd
1,000,000	5.30%, 02/21/2035	1,017,913
1,000,000	5.00%, 09/30/2043	931,344
1,000,000	Cabot Corp 5.00%, 06/30/2032	999,068
	CF Industries Inc
175,000	5.15%, 03/15/2034	173,907
1,000,000	4.95%, 06/01/2043	892,170
	Dow Chemical Co
1,059,000	4.80%, 01/15/2031	1,045,779
1,300,000	3.60%, 11/15/2050	835,989
900,000	Eastman Chemical Co 4.65%, 10/15/2044	754,039
	Ecolab Inc
500,000	4.30%, 06/15/2028	501,204
1,000,000	2.70%, 12/15/2051	599,977
Principal Amount		Fair Value
Basic Materials — (continued)
$ 2,000,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	$ 1,986,852
406,000	International Paper Co(a) 4.35%, 08/15/2048	316,413
1,000,000	LYB International Finance BV 5.25%, 07/15/2043	859,521
395,000	LYB International Finance III LLC 3.63%, 04/01/2051	254,715
250,000	Mosaic Co 5.45%, 11/15/2033	252,658
1,200,000	Newmont Corp / Newcrest Finance Pty Ltd 5.35%, 03/15/2034	1,234,111
1,000,000	Nucor Corp 4.65%, 06/01/2030	1,009,299
	Nutrien Ltd
1,000,000	4.90%, 03/27/2028	1,008,250
1,000,000	4.13%, 03/15/2035	916,536
	Rio Tinto Finance USA PLC
1,055,000	4.88%, 03/14/2030	1,071,516
1,000,000	5.00%, 03/09/2033	1,015,872
1,000,000	5.25%, 03/14/2035	1,015,975
1,400,000	Sherwin-Williams Co 4.80%, 09/01/2031	1,411,120
500,000	Southern Copper Corp 5.25%, 11/08/2042	460,175
1,000,000	Steel Dynamics Inc 3.45%, 04/15/2030	956,348
266,000	Vale Overseas Ltd 6.40%, 06/28/2054	269,378
1,175,000	Westlake Corp 3.13%, 08/15/2051	712,562
		23,818,281
Communications — 2.17%
	Alibaba Group Holding Ltd
1,000,000	4.88%, 05/26/2030	1,022,627
274,000	4.20%, 12/06/2047	226,162
712,000	3.25%, 02/09/2061	454,352
	Alphabet Inc
3,500,000	4.80%, 02/15/2036	3,485,008
3,675,000	1.90%, 08/15/2040	2,452,151
307,000	5.35%, 11/15/2045	300,182
800,000	5.25%, 05/15/2055	755,368
2,072,000	2.25%, 08/15/2060(a)	1,041,968
	Amazon.com Inc
2,000,000	3.15%, 08/22/2027	1,975,801
1,675,000	2.10%, 05/12/2031	1,501,040
8,000,000	2.88%, 05/12/2041	5,928,323
810,000	4.05%, 08/22/2047	647,685
2,500,000	2.50%, 06/03/2050	1,459,416
1,675,000	3.10%, 05/12/2051	1,094,568
175,000	3.25%, 05/12/2061	108,552
	America Movil SAB de CV
750,000	2.88%, 05/07/2030	698,672
376,000	4.38%, 04/22/2049	307,980
	AppLovin Corp
365,000	5.38%, 12/01/2031	368,581

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 105,000	5.95%, 12/01/2054	$ 95,376
	AT&T Inc
1,800,000	4.30%, 02/15/2030	1,788,582
2,000,000	2.75%, 06/01/2031	1,828,869
1,600,000	2.55%, 12/01/2033	1,353,980
4,000,000	3.50%, 06/01/2041	3,102,713
1,500,000	4.50%, 03/09/2048	1,210,357
3,222,000	3.30%, 02/01/2052	2,040,019
2,134,000	3.50%, 09/15/2053	1,399,341
310,000	Bell Canada 4.46%, 04/01/2048	250,832
	Charter Communications Operating LLC / Charter Communications Operating Capital
800,000	6.10%, 06/01/2029	828,681
800,000	6.55%, 06/01/2034	830,523
1,515,000	5.85%, 12/01/2035	1,490,134
1,800,000	3.50%, 03/01/2042	1,232,174
3,000,000	5.38%, 05/01/2047	2,414,065
	Cisco Systems Inc
1,000,000	4.55%, 02/24/2028(a)	1,010,116
1,600,000	4.95%, 02/26/2031	1,639,245
1,000,000	5.10%, 02/24/2035	1,013,642
600,000	5.30%, 02/26/2054	562,730
	Comcast Corp
1,000,000	5.10%, 06/01/2029	1,023,455
2,000,000	1.95%, 01/15/2031	1,774,309
2,000,000	4.80%, 05/15/2033	1,988,965
4,500,000	3.40%, 07/15/2046	3,069,071
175,000	2.80%, 01/15/2051	100,109
1,586,000	2.89%, 11/01/2051	916,812
1,388,000	2.94%, 11/01/2056	768,904
175,000	2.99%, 11/01/2063	92,661
400,000	5.50%, 05/15/2064	354,252
860,000	Corning Inc 4.38%, 11/15/2057	677,238
640,000	Deutsche Telekom International Finance BV 8.75%, 06/15/2030	735,020
1,000,000	eBay Inc 2.60%, 05/10/2031	902,436
	Fox Corp
500,000	5.48%, 01/25/2039	483,654
242,000	5.58%, 01/25/2049	223,037
300,000	Grupo Televisa SAB 5.00%, 05/13/2045	186,384
	Meta Platforms Inc
1,000,000	4.30%, 08/15/2029	1,004,461
1,000,000	4.75%, 08/15/2034	989,114
2,000,000	4.88%, 11/15/2035	1,962,083
690,000	5.50%, 11/15/2045	652,958
1,095,000	4.45%, 08/15/2052	861,394
1,200,000	5.40%, 08/15/2054	1,086,908
1,500,000	5.63%, 11/15/2055	1,406,086
200,000	5.55%, 08/15/2064	179,752
	Motorola Solutions Inc
900,000	2.75%, 05/24/2031	817,889
1,485,000	5.20%, 08/15/2032	1,506,194
Principal Amount		Fair Value
Communications — (continued)
$ 800,000	5.40%, 04/15/2034	$ 809,594
	Netflix Inc
1,000,000	4.88%, 06/15/2030(b)	1,014,287
225,000	4.90%, 08/15/2034	226,749
1,200,000	Omnicom Group Inc 2.45%, 04/30/2030	1,100,690
268,000	Orange SA 5.50%, 02/06/2044	260,405
	Rogers Communications Inc
1,000,000	5.30%, 02/15/2034	995,645
1,700,000	4.50%, 03/15/2042	1,433,587
1,175,000	Telefonica Emisiones SA 5.21%, 03/08/2047	1,020,298
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	563,211
	T-Mobile USA Inc
1,000,000	4.80%, 07/15/2028	1,009,566
1,600,000	3.88%, 04/15/2030	1,558,194
900,000	5.20%, 01/15/2033	916,106
1,000,000	4.95%, 11/15/2035	981,755
2,500,000	4.38%, 04/15/2040	2,197,529
620,000	3.30%, 02/15/2051	405,777
1,675,000	3.40%, 10/15/2052	1,096,920
800,000	5.88%, 11/15/2055	780,124
175,000	3.60%, 11/15/2060	113,581
1,500,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,281,585
800,000	Uber Technologies Inc 4.80%, 09/15/2034	783,207
	Verizon Communications Inc
1,110,000	2.10%, 03/22/2028	1,065,815
1,000,000	1.75%, 01/20/2031	876,717
1,675,000	2.55%, 03/21/2031	1,520,679
2,000,000	4.78%, 02/15/2035	1,935,780
3,500,000	2.85%, 09/03/2041	2,461,980
1,250,000	3.85%, 11/01/2042	996,200
1,753,000	2.88%, 11/20/2050	1,063,090
1,175,000	3.55%, 03/22/2051	819,766
1,675,000	2.99%, 10/30/2056	982,933
175,000	3.70%, 03/22/2061	116,607
	Vodafone Group PLC
500,000	5.00%, 05/30/2038	488,239
500,000	4.38%, 02/19/2043	418,388
984,000	4.25%, 09/17/2050	755,734
	Walt Disney Co
1,500,000	2.65%, 01/13/2031	1,392,058
2,500,000	3.50%, 05/13/2040	2,047,274
		107,173,031
Consumer, Cyclical — 1.41%
1,000,000	American Airlines Pass Series 2025-1 Class A 4.90%, 05/11/2038	960,023
	American Honda Finance Corp
1,200,000	4.55%, 03/03/2028	1,199,490
1,000,000	4.90%, 03/13/2029	1,006,628
1,500,000	5.15%, 07/09/2032	1,502,880

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Aptiv Swiss Holdings Ltd 3.10%, 12/01/2051	$ 616,901
175,000	AutoNation Inc 2.40%, 08/01/2031	152,903
500,000	AutoZone Inc 5.40%, 07/15/2034	507,691
175,000	Brunswick Corp 2.40%, 08/18/2031	151,744
1,500,000	Costco Wholesale Corp 1.75%, 04/20/2032	1,296,427
1,000,000	Cummins Inc 5.15%, 02/20/2034	1,016,697
600,000	Delta Air Lines Inc 4.95%, 07/10/2028	602,208
	Dollar General Corp
1,000,000	5.20%, 07/05/2028	1,010,969
500,000	3.50%, 04/03/2030	476,079
1,000,000	Dollar Tree Inc 2.65%, 12/01/2031	889,526
	DR Horton Inc
1,000,000	1.40%, 10/15/2027	957,087
850,000	5.50%, 10/15/2035	862,517
2,000,000	Ford Motor Co 6.10%, 08/19/2032	2,016,387
	Ford Motor Credit Co LLC
4,000,000	5.88%, 11/07/2029	4,049,962
1,600,000	6.13%, 03/08/2034	1,584,553
	General Motors Co
400,000	6.25%, 10/02/2043	392,807
1,500,000	5.20%, 04/01/2045	1,301,911
	General Motors Financial Co Inc
2,000,000	2.70%, 08/20/2027	1,948,955
1,000,000	5.05%, 04/04/2028	1,008,681
645,000	4.20%, 10/27/2028	638,356
1,000,000	4.90%, 10/06/2029	1,004,982
1,000,000	5.75%, 02/08/2031	1,031,821
	Home Depot Inc
1,000,000	3.90%, 12/06/2028	996,022
1,500,000	1.88%, 09/15/2031	1,312,878
1,000,000	4.50%, 09/15/2032	998,561
1,000,000	4.95%, 06/25/2034	1,007,240
1,300,000	4.88%, 02/15/2044	1,187,134
1,500,000	3.63%, 04/15/2052	1,070,663
	Hyatt Hotels Corp
360,000	5.25%, 06/30/2029	365,619
800,000	5.75%, 03/30/2032	821,927
	Lowe's Cos Inc
2,000,000	3.65%, 04/05/2029	1,956,365
1,200,000	5.00%, 04/15/2033	1,206,252
1,000,000	4.85%, 10/15/2035	973,834
1,000,000	2.80%, 09/15/2041	704,194
1,000,000	4.45%, 04/01/2062	756,854
	Marriott International Inc
1,000,000	4.50%, 10/15/2031	988,337
1,400,000	5.50%, 04/15/2037	1,393,872
	McDonald's Corp
1,000,000	5.00%, 05/17/2029	1,022,704
1,500,000	4.95%, 03/03/2035	1,492,149
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	5.15%, 09/09/2052	$ 903,495
500,000	Mercedes-Benz Finance North America LLC(b) 5.10%, 08/03/2028	507,700
1,000,000	Nike Inc 2.85%, 03/27/2030	944,487
1,000,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	993,205
600,000	PACCAR Financial Corp 4.45%, 08/06/2027	603,382
76,000	PVH Corp 5.50%, 06/13/2030	76,565
1,000,000	Southwest Airlines Co 4.38%, 11/15/2028	987,039
	Starbucks Corp
1,500,000	2.25%, 03/12/2030	1,375,034
700,000	5.00%, 02/15/2034	703,469
600,000	4.45%, 08/15/2049	489,022
	Tapestry Inc
370,000	5.10%, 03/11/2030	373,843
225,000	5.50%, 03/11/2035	225,388
	Target Corp
525,000	4.35%, 06/15/2028	527,443
1,500,000	3.38%, 04/15/2029	1,466,214
1,000,000	2.95%, 01/15/2052(a)	628,956
1,000,000	TJX Cos Inc 1.15%, 05/15/2028	939,216
	Toyota Motor Credit Corp
2,200,000	4.50%, 05/14/2027	2,208,665
1,000,000	4.45%, 06/29/2029	1,003,557
1,000,000	4.80%, 05/15/2030	1,011,038
1,500,000	4.65%, 09/03/2032	1,488,870
910,628	United Airlines Pass Through Trust Series 2023-1 Class A 5.80%, 01/15/2036	937,291
	Walmart Inc
1,500,000	1.50%, 09/22/2028	1,415,662
1,000,000	4.10%, 04/15/2033	984,606
260,000	4.90%, 04/28/2035	263,634
1,200,000	4.05%, 06/29/2048	979,220
772,000	2.65%, 09/22/2051	474,458
600,000	WW Grainger Inc 4.45%, 09/15/2034	590,002
		69,544,251
Consumer, Non-Cyclical — 4.17%
	Abbott Laboratories
1,448,000	1.40%, 06/30/2030(a)	1,285,521
3,000,000	4.90%, 11/30/2046	2,753,767
	AbbVie Inc
1,500,000	4.88%, 03/15/2030	1,529,923
2,500,000	4.50%, 05/14/2035	2,417,722
3,000,000	4.75%, 03/15/2036	2,943,356
2,000,000	4.88%, 11/14/2048	1,793,378
1,175,000	4.25%, 11/21/2049	953,786
500,000	Aetna Inc 3.88%, 08/15/2047	363,579

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Altria Group Inc
$ 1,366,000	3.88%, 09/16/2046	$ 1,000,526
1,500,000	3.70%, 02/04/2051	1,032,531
	Amgen Inc
1,800,000	5.15%, 03/02/2028	1,826,378
175,000	1.65%, 08/15/2028	165,006
600,000	2.00%, 01/15/2032	519,206
3,400,000	2.80%, 08/15/2041	2,450,189
1,675,000	3.00%, 01/15/2052(a)	1,076,298
1,892,000	2.77%, 09/01/2053	1,117,091
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4,100,000	4.70%, 02/01/2036	3,993,289
2,000,000	4.90%, 02/01/2046	1,802,344
	Anheuser-Busch InBev Worldwide Inc
318,000	4.95%, 01/15/2042	296,644
1,200,000	4.44%, 10/06/2048	1,006,128
589,000	4.50%, 06/01/2050	519,243
1,000,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	912,295
183,000	Ascension Health 3.95%, 11/15/2046	145,411
1,000,000	Astrazeneca Finance LLC 4.88%, 03/03/2028	1,015,340
	AstraZeneca PLC
1,500,000	1.38%, 08/06/2030	1,323,677
1,000,000	4.00%, 09/18/2042	841,202
600,000	Automatic Data Processing Inc 4.75%, 05/08/2032	606,154
	BAT Capital Corp
1,000,000	4.91%, 04/02/2030	1,010,802
1,000,000	4.74%, 03/16/2032	996,601
485,000	4.54%, 08/15/2047	393,787
1,500,000	5.65%, 03/16/2052	1,389,544
	Baxter International Inc
1,000,000	2.54%, 02/01/2032	842,867
1,000,000	3.13%, 12/01/2051	572,463
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	495,884
1,000,000	4.30%, 08/22/2032	969,275
2,000,000	Biogen Inc 3.15%, 05/01/2050	1,260,398
1,000,000	Boston Scientific Corp 2.65%, 06/01/2030	931,727
	Bristol-Myers Squibb Co
1,000,000	1.13%, 11/13/2027	955,272
1,500,000	1.45%, 11/13/2030	1,318,956
1,000,000	4.13%, 06/15/2039	890,722
500,000	5.50%, 02/22/2044	490,399
1,500,000	4.35%, 11/15/2047	1,236,584
1,200,000	5.55%, 02/22/2054	1,155,487
500,000	Bunge Ltd Finance Corp 2.75%, 05/14/2031	455,275
	Campbell's Co
500,000	2.38%, 04/24/2030	449,089
300,000	5.40%, 03/21/2034	291,155
500,000	4.75%, 03/23/2035	460,314
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Cardinal Health Inc 4.37%, 06/15/2047	$ 811,101
	Cencora Inc
500,000	2.80%, 05/15/2030	466,377
800,000	5.15%, 02/15/2035	805,715
2,500,000	Centene Corp 2.50%, 03/01/2031	2,097,883
	Cigna Group
500,000	2.40%, 03/15/2030	461,892
1,000,000	5.13%, 05/15/2031	1,020,594
750,000	4.80%, 08/15/2038	705,146
827,000	3.88%, 10/15/2047	620,403
175,000	4.90%, 12/15/2048	151,941
1,000,000	5.60%, 02/15/2054	946,920
1,000,000	Cintas Corp No 2 4.00%, 05/01/2032	970,012
	Coca-Cola Co
1,500,000	2.00%, 03/05/2031	1,347,730
1,400,000	5.20%, 01/14/2055	1,325,732
1,000,000	Colgate-Palmolive Co(a) 3.25%, 08/15/2032	938,621
	CommonSpirit Health
462,000	3.82%, 10/01/2049	339,152
390,000	3.91%, 10/01/2050	285,955
500,000	Conagra Brands Inc 5.30%, 10/01/2026	502,275
	Constellation Brands Inc
1,000,000	4.75%, 05/09/2032(a)	992,427
254,000	4.50%, 05/09/2047	206,958
1,000,000	CSL Finance PLC(b) 4.63%, 04/27/2042	882,487
	CVS Health Corp
750,000	1.30%, 08/21/2027	718,623
1,000,000	5.13%, 02/21/2030	1,014,023
1,175,000	2.13%, 09/15/2031	1,018,829
1,000,000	5.00%, 09/15/2032	1,000,802
2,200,000	4.78%, 03/25/2038	2,027,383
1,600,000	5.13%, 07/20/2045	1,404,405
1,000,000	6.05%, 06/01/2054	970,121
694,766	CVS Pass Through Trust 6.04%, 12/10/2028	701,288
1,000,000	Danaher Corp 2.80%, 12/10/2051	616,026
1,000,000	Diageo Capital PLC 5.50%, 01/24/2033	1,032,519
	Elevance Health Inc
1,000,000	2.88%, 09/15/2029	946,745
1,000,000	2.25%, 05/15/2030	911,112
800,000	5.20%, 02/15/2035	798,686
500,000	4.63%, 05/15/2042	437,810
532,000	3.70%, 09/15/2049	378,978
978,000	3.13%, 05/15/2050	625,903
500,000	6.10%, 10/15/2052	501,448
	Eli Lilly & Co
1,190,000	4.75%, 02/12/2030	1,211,565
1,000,000	4.70%, 02/27/2033	1,007,152
1,000,000	5.10%, 02/12/2035	1,020,337
1,000,000	2.25%, 05/15/2050	563,617
600,000	4.88%, 02/27/2053	536,020

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	5.55%, 10/15/2055	$ 987,138
800,000	5.60%, 02/12/2065	782,937
245,000	5.65%, 10/15/2065	240,640
	Equifax Inc
500,000	5.10%, 06/01/2028	506,370
175,000	2.35%, 09/15/2031	153,395
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	931,000
	GE HealthCare Technologies Inc
1,000,000	5.65%, 11/15/2027	1,019,863
1,000,000	5.91%, 11/22/2032	1,054,815
	General Mills Inc
1,000,000	4.20%, 04/17/2028	994,790
1,000,000	5.25%, 01/30/2035	988,476
236,000	George Washington University 4.13%, 09/15/2048	189,236
	Gilead Sciences Inc
1,000,000	4.00%, 09/01/2036	921,986
2,175,000	2.60%, 10/01/2040	1,574,250
500,000	5.55%, 10/15/2053	486,191
1,200,000	GlaxoSmithKline Capital Inc 4.88%, 04/15/2035	1,195,267
	Global Payments Inc
1,100,000	5.40%, 08/15/2032	1,090,893
500,000	4.15%, 08/15/2049	355,818
1,000,000	Haleon US Capital LLC 3.63%, 03/24/2032	939,647
	HCA Inc
2,000,000	4.13%, 06/15/2029	1,972,351
1,000,000	2.38%, 07/15/2031	883,761
1,000,000	5.50%, 06/01/2033	1,019,942
1,000,000	4.90%, 11/15/2035	966,810
675,000	3.50%, 07/15/2051	446,751
500,000	5.95%, 09/15/2054	480,928
500,000	5.70%, 11/15/2055	465,121
1,200,000	Hormel Foods Corp 4.80%, 03/30/2027	1,205,305
	Humana Inc
800,000	3.95%, 03/15/2027	796,447
352,000	3.95%, 08/15/2049	245,859
800,000	5.75%, 04/15/2054	718,913
1,000,000	IQVIA Inc 6.25%, 02/01/2029	1,039,336
	J M Smucker Co
303,000	2.13%, 03/15/2032	260,114
243,000	4.38%, 03/15/2045	198,095
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
1,000,000	5.75%, 04/01/2033	1,032,240
770,000	5.95%, 04/20/2035	799,309
1,500,000	5.50%, 01/15/2036	1,500,690
527,000	4.38%, 02/02/2052	401,179
	Johnson & Johnson
1,000,000	4.55%, 03/01/2028	1,011,638
800,000	4.90%, 06/01/2031	826,616
3,000,000	3.40%, 01/15/2038	2,600,768
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 551,000	Kaiser Foundation Hospitals 3.27%, 11/01/2049	$ 377,190
1,000,000	Kellanova 5.25%, 03/01/2033	1,020,619
	Kenvue Inc
930,000	4.85%, 05/22/2032	939,905
1,000,000	5.10%, 03/22/2043	944,432
	Keurig Dr Pepper Inc
500,000	4.60%, 05/25/2028	499,847
900,000	5.30%, 03/15/2034	892,328
413,000	3.35%, 03/15/2051	264,774
1,000,000	Kimberly-Clark Corp 1.05%, 09/15/2027	957,758
	Kraft Heinz Foods Co
2,000,000	3.75%, 04/01/2030	1,935,322
1,200,000	4.88%, 10/01/2049	981,340
	Kroger Co
1,000,000	5.00%, 09/15/2034	987,363
587,000	3.88%, 10/15/2046	442,956
306,000	3.95%, 01/15/2050	227,466
400,000	5.50%, 09/15/2054	371,471
1,000,000	Laboratory Corp of America Holdings 3.60%, 09/01/2027	989,346
1,000,000	Massachusetts Institute of Technology 5.62%, 06/01/2055	1,013,257
	McCormick & Co Inc
1,000,000	4.95%, 04/15/2033	988,862
600,000	4.70%, 10/15/2034	572,552
800,000	McKesson Corp 4.95%, 05/30/2032	812,569
1,000,000	Medtronic Global Holdings SCA 4.50%, 03/30/2033	987,394
320,000	Medtronic Inc 4.63%, 03/15/2045	285,336
	Merck & Co Inc
500,000	1.45%, 06/24/2030	445,329
2,000,000	2.15%, 12/10/2031	1,770,606
2,000,000	2.35%, 06/24/2040	1,417,961
1,000,000	4.90%, 05/17/2044	917,342
423,000	2.75%, 12/10/2051	257,283
800,000	5.00%, 05/17/2053	720,965
466,000	Molson Coors Beverage Co 4.20%, 07/15/2046	363,918
1,500,000	Mondelez International Inc 2.75%, 04/13/2030	1,397,467
600,000	Moody's Corp 5.00%, 08/05/2034	599,774
201,000	Mylan Inc 5.20%, 04/15/2048	159,108
	Novartis Capital Corp
1,000,000	3.80%, 09/18/2029	987,018
500,000	4.20%, 09/18/2034	483,469
2,500,000	4.90%, 03/18/2036	2,494,018
636,000	3.70%, 09/21/2042	516,121
500,000	4.70%, 09/18/2054	436,797
199,000	NYU Hospitals Center 4.37%, 07/01/2047	168,472

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,500,000	PayPal Holdings Inc 2.85%, 10/01/2029	$ 1,422,691
	PepsiCo Inc
1,000,000	4.45%, 02/07/2028	1,008,014
2,000,000	4.65%, 07/23/2032	2,014,281
2,500,000	3.45%, 10/06/2046	1,853,039
	Pfizer Inc
1,175,000	1.75%, 08/18/2031	1,026,005
1,500,000	4.00%, 12/15/2036	1,381,481
3,000,000	2.55%, 05/28/2040	2,174,683
	Pfizer Investment Enterprises Pte Ltd
1,000,000	4.45%, 05/19/2028	1,005,935
1,000,000	4.75%, 05/19/2033	996,190
460,000	5.11%, 05/19/2043	434,054
1,529,000	5.30%, 05/19/2053	1,421,007
	Philip Morris International Inc
770,000	4.38%, 11/01/2027	771,879
1,600,000	2.10%, 05/01/2030	1,456,123
1,600,000	4.75%, 11/01/2031	1,607,274
1,000,000	5.25%, 02/13/2034	1,018,301
800,000	4.63%, 10/29/2035	769,576
	Procter & Gamble Co
2,000,000	1.20%, 10/29/2030	1,750,490
800,000	4.55%, 10/24/2034	801,508
800,000	4.35%, 11/03/2035	775,680
1,000,000	Quest Diagnostics Inc 4.60%, 12/15/2027	1,004,481
1,000,000	Revvity Inc 2.25%, 09/15/2031	873,437
431,000	Reynolds American Inc 5.85%, 08/15/2045	417,415
	Royalty Pharma PLC
175,000	2.15%, 09/02/2031	152,504
1,250,000	5.20%, 09/25/2035	1,233,665
800,000	3.30%, 09/02/2040	606,536
1,000,000	S&P Global Inc 2.90%, 03/01/2032	911,911
1,000,000	Sanofi SA 3.80%, 11/03/2028	993,048
	Stryker Corp
500,000	4.85%, 12/08/2028	507,374
1,000,000	4.63%, 03/15/2046	866,155
	Sysco Corp
1,000,000	3.25%, 07/15/2027	984,762
1,000,000	5.10%, 09/23/2030	1,007,947
1,000,000	4.45%, 03/15/2048	789,168
	Takeda Pharmaceutical Co Ltd
1,000,000	2.05%, 03/31/2030	908,607
800,000	5.65%, 07/05/2054	766,653
1,000,000	Takeda US Financing Inc 5.20%, 07/07/2035	1,000,074
	Thermo Fisher Scientific Inc
175,000	1.75%, 10/15/2028	164,788
1,175,000	2.00%, 10/15/2031	1,038,398
2,409,000	2.80%, 10/15/2041	1,758,006
1,000,000	Tyson Foods Inc 5.70%, 03/15/2034	1,035,212
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Unilever Capital Corp
$ 1,000,000	4.88%, 09/08/2028	$ 1,016,909
185,000	1.75%, 08/12/2031	161,967
1,175,000	2.63%, 08/12/2051	711,444
	UnitedHealth Group Inc
1,000,000	5.25%, 02/15/2028	1,017,559
2,000,000	4.00%, 05/15/2029	1,979,339
1,000,000	5.15%, 07/15/2034	1,008,526
835,000	5.30%, 06/15/2035(a)	851,811
1,500,000	3.50%, 08/15/2039	1,213,232
600,000	5.50%, 07/15/2044	578,998
1,000,000	4.20%, 01/15/2047	797,859
2,500,000	2.90%, 05/15/2050	1,556,308
1,000,000	5.63%, 07/15/2054	953,074
240,000	5.95%, 06/15/2055	241,771
385,000	5.75%, 07/15/2064	366,602
302,000	Utah Acquisition Sub Inc 3.95%, 06/15/2026	301,425
	Viatris Inc
175,000	2.70%, 06/22/2030	158,550
1,000,000	3.85%, 06/22/2040	758,968
	Zoetis Inc
1,000,000	2.00%, 05/15/2030	908,301
500,000	5.60%, 11/16/2032	523,462
		206,306,375
Energy — 1.63%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
1,000,000	2.06%, 12/15/2026	986,548
467,000	4.08%, 12/15/2047	366,749
	BP Capital Markets America Inc
1,000,000	5.02%, 11/17/2027	1,013,126
842,000	3.63%, 04/06/2030	818,995
800,000	5.23%, 11/17/2034	816,434
1,500,000	2.77%, 11/10/2050	921,097
1,000,000	3.00%, 03/17/2052	632,793
	Canadian Natural Resources Ltd
1,000,000	3.85%, 06/01/2027	994,328
520,000	5.00%, 12/15/2029	527,977
1,000,000	Cenovus Energy Inc 2.65%, 01/15/2032	889,111
	Cheniere Corpus Christi Holdings LLC
500,000	5.13%, 06/30/2027	502,581
175,000	2.74%, 12/31/2039	147,980
1,000,000	Cheniere Energy Partners LP 5.75%, 08/15/2034	1,030,022
2,000,000	Chevron Corp 3.08%, 05/11/2050	1,347,192
	ConocoPhillips Co
438,000	5.90%, 10/15/2032	470,587
1,000,000	5.00%, 01/15/2035	1,003,525
1,175,000	3.76%, 03/15/2042	945,807
500,000	5.50%, 01/15/2055(a)	477,649

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Coterra Energy Inc
$ 509,000	4.38%, 03/15/2029	$ 507,096
800,000	5.40%, 02/15/2035	802,551
43,000	Coterra Energy Operating Co 4.38%, 03/15/2029	41,441
	Devon Energy Corp
1,000,000	5.60%, 07/15/2041	966,503
192,000	4.75%, 05/15/2042	168,518
	Diamondback Energy Inc
1,000,000	3.50%, 12/01/2029	964,908
800,000	5.75%, 04/18/2054	756,594
1,200,000	Eastern Energy Gas Holdings LLC 5.80%, 01/15/2035	1,244,466
	Enbridge Inc
410,000	4.90%, 06/20/2030	414,292
1,000,000	5.63%, 04/05/2034	1,031,489
311,000	4.00%, 11/15/2049	234,640
600,000	6.70%, 11/15/2053	651,142
	Energy Transfer LP
1,000,000	4.95%, 06/15/2028	1,010,098
345,000	5.20%, 04/01/2030	352,701
2,000,000	5.75%, 02/15/2033	2,080,005
1,000,000	5.70%, 04/01/2035	1,027,031
1,000,000	5.15%, 03/15/2045	870,414
800,000	5.35%, 05/15/2045	715,173
1,000,000	5.95%, 05/15/2054	937,676
	Enterprise Products Operating LLC
1,500,000	2.80%, 01/31/2030	1,414,010
1,000,000	4.60%, 01/15/2031	1,001,632
1,000,000	4.95%, 02/15/2035	996,922
664,000	4.85%, 08/15/2042	604,439
175,000	4.20%, 01/31/2050	139,094
1,000,000	5.55%, 02/16/2055	961,930
500,000	5.38%, 02/15/2078	495,165
	EOG Resources Inc
800,000	5.35%, 01/15/2036	811,859
351,000	4.95%, 04/15/2050	310,397
500,000	EQT Corp 5.70%, 04/01/2028	511,553
	Equinor ASA
700,000	3.13%, 04/06/2030	669,486
1,000,000	4.25%, 11/23/2041	866,175
	Exxon Mobil Corp
175,000	2.61%, 10/15/2030	163,488
1,175,000	3.00%, 08/16/2039	933,390
2,421,000	3.45%, 04/15/2051	1,724,427
500,000	Halliburton Co 5.00%, 11/15/2045	443,488
500,000	Helmerich & Payne Inc 4.65%, 12/01/2027	500,493
1,000,000	Hess Corp 5.60%, 02/15/2041	1,015,941
	Kinder Morgan Energy Partners LP
175,000	6.95%, 01/15/2038	195,365
571,000	4.70%, 11/01/2042	499,711
Principal Amount		Fair Value
Energy — (continued)
	Kinder Morgan Inc
$ 1,000,000	5.10%, 08/01/2029	$ 1,020,355
500,000	2.00%, 02/15/2031	442,412
1,000,000	4.80%, 02/01/2033	991,890
1,200,000	5.95%, 08/01/2054	1,190,538
500,000	Marathon Petroleum Corp 4.75%, 09/15/2044	425,103
	MPLX LP
1,000,000	4.25%, 12/01/2027	997,070
1,000,000	4.80%, 02/15/2031	1,002,288
1,000,000	5.00%, 03/01/2033	994,384
900,000	5.50%, 02/15/2049	813,447
1,000,000	6.20%, 09/15/2055	986,928
175,000	NOV Inc 3.60%, 12/01/2029	168,994
1,000,000	Occidental Petroleum Corp(a) 5.55%, 10/01/2034	1,016,961
	ONEOK Inc
1,000,000	5.65%, 11/01/2028	1,026,684
1,000,000	6.10%, 11/15/2032	1,053,478
650,000	5.05%, 11/01/2034	632,252
600,000	5.40%, 10/15/2035	596,036
355,000	4.25%, 09/15/2046	270,923
500,000	4.85%, 02/01/2049	410,816
573,000	3.95%, 03/01/2050	406,026
675,000	ONEOK Partners LP 6.20%, 09/15/2043	673,385
	Phillips 66 Co
800,000	5.25%, 06/15/2031	820,046
1,200,000	4.95%, 03/15/2035(a)	1,181,556
679,000	4.88%, 11/15/2044	589,848
330,000	Plains All American Pipeline LP / PAA Finance Corp 4.70%, 06/15/2044	278,826
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	995,848
500,000	Schlumberger Holdings Corp(a)(b) 4.85%, 05/15/2033	499,221
	Shell Finance US Inc
2,000	2.38%, 11/07/2029	1,876
1,000,000	2.75%, 04/06/2030	941,487
500,000	4.13%, 05/11/2035	474,069
175,000	6.38%, 12/15/2038(b)	192,461
140,000	4.38%, 05/11/2045	119,043
175,000	4.00%, 05/10/2046	138,849
972,000	3.75%, 09/12/2046	743,438
175,000	3.25%, 04/06/2050	119,074
500,000	Shell International Finance BV 3.63%, 08/21/2042	394,301
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	994,989
	Suncor Energy Inc
500,000	6.80%, 05/15/2038	546,328
175,000	3.75%, 03/04/2051	122,721
	Targa Resources Corp
1,000,000	4.20%, 02/01/2033	946,738

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 600,000	5.50%, 02/15/2035	$ 605,336
800,000	6.13%, 05/15/2055	783,237
505,000	TotalEnergies Capital International SA 3.13%, 05/29/2050	333,889
	TotalEnergies Capital SA
1,000,000	5.15%, 04/05/2034	1,022,704
1,200,000	5.49%, 04/05/2054	1,151,925
	TransCanada PipeLines Ltd
1,000,000	4.10%, 04/15/2030	980,925
475,000	4.88%, 05/15/2048	417,572
1,000,000	Valero Energy Corp(a) 5.15%, 02/15/2030	1,021,806
	Viper Energy Partners LLC
256,000	4.90%, 08/01/2030	255,831
228,000	5.70%, 08/01/2035	229,781
1,000,000	Western Midstream Operating LP 5.45%, 11/15/2034	990,221
	Williams Cos Inc
1,000,000	3.75%, 06/15/2027	992,430
675,000	2.60%, 03/15/2031	611,033
1,000,000	4.65%, 08/15/2032	988,067
1,000,000	5.30%, 09/30/2035	999,067
1,000,000	5.30%, 08/15/2052	899,668
		80,432,385
Financial — 7.73%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,000,000	6.10%, 01/15/2027	1,010,888
1,500,000	3.88%, 01/23/2028	1,485,024
1,000,000	3.00%, 10/29/2028	962,584
1,000,000	4.38%, 11/15/2030	982,138
800,000	3.85%, 10/29/2041	637,428
2,528,000	Air Lease Corp 1.88%, 08/15/2026	2,502,258
	Alexandria Real Estate Equities Inc REIT
500,000	1.88%, 02/01/2033	404,747
1,000,000	4.75%, 04/15/2035	945,670
800,000	Allstate Corp 5.05%, 06/24/2029	815,721
2,000,000	Ally Financial Inc 2.20%, 11/02/2028	1,882,427
	American Express Co
600,000	5.65%, 04/23/2027	600,610
1,000,000	5.04%, 07/26/2028	1,008,607
400,000	5.53%, 04/25/2030	411,861
515,000	5.09%, 01/30/2031	523,711
665,000	5.02%, 04/25/2031(a)	676,073
800,000	5.28%, 07/26/2035	807,430
630,000	5.67%, 04/25/2036	651,118
1,000,000	4.80%, 10/24/2036	966,909
600,000	American International Group Inc 3.40%, 06/30/2030	572,191
Principal Amount		Fair Value
Financial — (continued)
	American Tower Corp REIT
$ 1,000,000	5.80%, 11/15/2028	$ 1,031,260
1,500,000	3.80%, 08/15/2029	1,464,062
820,000	5.00%, 01/31/2030	829,558
1,000,000	5.55%, 07/15/2033	1,027,633
1,000,000	Ameriprise Financial Inc 5.15%, 05/15/2033	1,017,439
	Aon Corp / Aon Global Holdings PLC
175,000	2.05%, 08/23/2031	152,796
1,000,000	5.35%, 02/28/2033	1,024,126
675,000	2.90%, 08/23/2051	409,458
178,000	Aon Global Ltd 4.75%, 05/15/2045	153,515
800,000	Aon North America Inc 5.75%, 03/01/2054	770,823
800,000	Apollo Global Management Inc 5.15%, 08/12/2035	774,804
1,500,000	Ares Capital Corp 5.95%, 07/15/2029	1,507,402
1,500,000	Arthur J Gallagher & Co 5.15%, 02/15/2035	1,487,847
	Athene Global Funding(b)
1,000,000	1.73%, 10/02/2026	986,243
825,000	2.45%, 08/20/2027	799,256
	Athene Holding Ltd
1,000,000	5.88%, 01/15/2034(a)	996,001
580,000	6.63%, 05/19/2055	558,735
1,200,000	Australia & New Zealand Banking Group Ltd 3.92%, 09/30/2027	1,197,460
	AvalonBay Communities Inc REIT
726,000	2.95%, 05/11/2026	724,982
250,000	5.30%, 12/07/2033	256,855
	Banco Santander SA
2,000,000	4.18%, 03/24/2028	1,991,189
800,000	5.54%, 03/14/2030	819,117
800,000	5.44%, 07/15/2031	822,873
600,000	6.35%, 03/14/2034	630,247
	Bank of America Corp
3,175,000	1.73%, 07/22/2027	3,148,474
1,500,000	2.55%, 02/04/2028	1,477,134
5,500,000	2.50%, 02/13/2031	5,083,766
2,175,000	2.30%, 07/21/2032	1,919,947
1,500,000	2.57%, 10/20/2032	1,334,579
1,000,000	5.87%, 09/15/2034	1,047,161
1,000,000	5.47%, 01/23/2035	1,020,799
1,600,000	5.74%, 02/12/2036	1,627,633
1,000,000	2.48%, 09/21/2036	865,102
500,000	6.11%, 01/29/2037	524,356
2,000,000	4.08%, 04/23/2040	1,740,573
4,000,000	2.68%, 06/19/2041	2,866,606
2,175,000	2.97%, 07/21/2052	1,374,940
	Bank of Montreal
1,500,000	5.00%, 01/27/2029	1,513,452
800,000	4.64%, 09/10/2030	801,481

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Bank of New York Mellon Corp
$ 2,000,000	4.54%, 02/01/2029	$ 2,009,980
1,000,000	5.06%, 07/22/2032	1,019,339
1,000,000	5.19%, 03/14/2035	1,013,913
500,000	5.32%, 06/06/2036	506,984
	Bank of Nova Scotia
2,000,000	4.93%, 02/14/2029	2,016,791
1,000,000	5.13%, 02/14/2031	1,016,560
	Barclays PLC
800,000	4.84%, 09/10/2028	803,078
2,000,000	4.48%, 11/11/2029	1,989,029
1,500,000	5.69%, 03/12/2030	1,541,338
725,000	5.37%, 02/25/2031	737,591
1,000,000	2.89%, 11/24/2032	893,472
1,000,000	5.79%, 02/25/2036	1,011,129
600,000	6.04%, 03/12/2055(a)	615,085
	Berkshire Hathaway Finance Corp
175,000	1.45%, 10/15/2030(a)	155,423
800,000	4.20%, 08/15/2048	652,055
975,000	4.25%, 01/15/2049	800,171
1,000,000	2.85%, 10/15/2050	627,716
157,000	Berkshire Hathaway Inc(a) 4.50%, 02/11/2043	142,569
	BlackRock Funding Inc
1,000,000	5.00%, 03/14/2034	1,014,419
475,000	5.25%, 03/14/2054	441,842
1,000,000	Blackrock Inc 3.25%, 04/30/2029	973,185
800,000	Blackstone Private Credit Fund 5.60%, 11/22/2029	778,180
1,000,000	Blackstone Reg Finance Co LLC 5.00%, 12/06/2034	978,922
1,000,000	Boston Properties LP REIT 6.75%, 12/01/2027	1,033,581
1,000,000	BPCE SA(b) 4.75%, 07/19/2027	1,004,892
1,200,000	Brookfield Finance Inc 5.33%, 01/15/2036	1,174,947
	Brown & Brown Inc
325,000	4.90%, 06/23/2030	324,559
445,000	5.55%, 06/23/2035	444,409
160,000	6.25%, 06/23/2055	159,548
1,000,000	Camden Property Trust REIT 2.80%, 05/15/2030	933,796
	Canadian Imperial Bank of Commerce
1,000,000	4.86%, 03/30/2029	1,008,000
800,000	4.63%, 09/11/2030	800,887
	Capital One Financial Corp
1,000,000	1.88%, 11/02/2027	983,476
1,000,000	6.31%, 06/08/2029	1,034,014
1,000,000	5.70%, 02/01/2030	1,025,916
800,000	5.88%, 07/26/2035	819,399
1,000,000	5.20%, 09/11/2036	969,429
	Charles Schwab Corp
1,500,000	2.90%, 03/03/2032	1,357,999
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	6.14%, 08/24/2034	$ 1,064,387
1,000,000	Chubb INA Holdings Inc 2.85%, 12/15/2051	621,370
1,000,000	Chubb INA Holdings LLC 5.00%, 03/15/2034	1,005,555
	Citigroup Inc
1,000,000	4.45%, 09/29/2027	1,000,028
1,000,000	4.64%, 05/07/2028	1,001,654
3,000,000	3.52%, 10/27/2028	2,955,360
1,000,000	4.79%, 03/04/2029	1,005,042
1,400,000	4.54%, 09/19/2030	1,395,142
1,780,000	4.50%, 09/11/2031	1,759,769
1,840,000	3.06%, 01/25/2033	1,663,980
1,000,000	6.02%, 01/24/2036	1,020,929
1,000,000	5.17%, 09/11/2036	991,292
1,400,000	5.41%, 09/19/2039	1,367,601
4,273,000	2.90%, 11/03/2042	3,050,641
2,000,000	Citizens Bank NA 4.58%, 08/09/2028	2,001,013
1,000,000	CME Group Inc 4.40%, 03/15/2030	1,003,024
390,000	Cooperatieve Rabobank UA 5.25%, 08/04/2045	356,487
1,500,000	Corebridge Financial Inc 3.90%, 04/05/2032	1,406,694
	Crown Castle Inc REIT
1,000,000	4.80%, 09/01/2028	1,004,843
1,000,000	4.90%, 09/01/2029	1,005,554
1,000,000	5.20%, 09/01/2034	988,675
1,000,000	CubeSmart LP REIT 2.25%, 12/15/2028	943,882
	Deutsche Bank AG
1,500,000	5.00%, 09/11/2030	1,507,065
1,500,000	5.30%, 05/09/2031	1,515,481
500,000	3.74%, 01/07/2033	455,710
1,000,000	EPR Properties REIT 3.60%, 11/15/2031	907,628
1,500,000	Equinix Europe 2 Financing Corp LLC REIT 4.70%, 03/15/2033	1,458,919
1,000,000	Equitable Holdings Inc 5.59%, 01/11/2033	1,019,986
500,000	ERP Operating LP REIT 4.65%, 09/15/2034	487,303
1,000,000	Essex Portfolio LP REIT 1.65%, 01/15/2031	867,108
1,000,000	Everest Reinsurance Holdings Inc 3.13%, 10/15/2052	603,102
	Extra Space Storage LP REIT
1,000,000	2.40%, 10/15/2031	874,703
1,000,000	2.35%, 03/15/2032	858,044
	Fairfax Financial Holdings Ltd
600,000	5.75%, 05/20/2035	614,917
296,000	6.10%, 03/15/2055	289,315
1,000,000	Fidelity National Financial Inc 2.45%, 03/15/2031	881,971

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Fifth Third Bancorp
$ 500,000	1.71%, 11/01/2027	$ 492,145
1,000,000	4.06%, 04/25/2028	994,405
1,000,000	4.90%, 09/06/2030	1,003,334
	Goldman Sachs Group Inc
2,500,000	4.48%, 08/23/2028	2,499,953
3,000,000	5.73%, 04/25/2030	3,095,072
600,000	4.69%, 10/23/2030	600,470
500,000	4.37%, 10/21/2031	490,263
2,000,000	2.38%, 07/21/2032	1,765,547
2,700,000	5.33%, 07/23/2035	2,709,144
4,000,000	4.94%, 10/21/2036	3,873,663
1,000,000	6.75%, 10/01/2037	1,078,676
2,000,000	3.21%, 04/22/2042	1,482,960
386,000	2.91%, 07/21/2042	271,883
374,000	3.44%, 02/24/2043	281,426
700,000	5.15%, 05/22/2045	626,009
175,000	Golub Capital BDC Inc 2.50%, 08/24/2026	172,739
353,000	Hartford Insurance Group Inc 3.60%, 08/19/2049	253,546
1,000,000	Healthcare Realty Holdings LP REIT 3.75%, 07/01/2027	990,357
	HSBC Holdings PLC
175,000	1.59%, 05/24/2027	174,119
2,400,000	2.25%, 11/22/2027	2,366,686
1,200,000	5.29%, 11/19/2030	1,221,781
3,000,000	5.24%, 05/13/2031	3,042,255
1,400,000	2.87%, 11/22/2032	1,252,663
1,200,000	4.76%, 03/29/2033	1,169,964
2,000,000	6.50%, 05/02/2036	2,100,434
2,500,000	5.79%, 05/13/2036	2,569,852
235,000	5.25%, 03/14/2044(a)	219,806
1,000,000	Huntington Bancshares Inc 2.49%, 08/15/2036	857,297
1,500,000	Huntington National Bank 4.87%, 04/12/2028	1,505,070
	ING Groep NV
1,000,000	6.08%, 09/11/2027	1,006,218
800,000	5.34%, 03/19/2030	816,957
800,000	5.55%, 03/19/2035	812,556
	Intercontinental Exchange Inc
2,200,000	4.60%, 03/15/2033	2,174,319
1,000,000	3.00%, 06/15/2050	636,261
	JPMorgan Chase & Co
1,175,000	1.58%, 04/22/2027	1,173,107
2,000,000	3.63%, 12/01/2027	1,977,584
2,000,000	4.98%, 07/22/2028	2,013,443
1,000,000	5.30%, 07/24/2029	1,018,663
4,000,000	4.57%, 06/14/2030	4,003,761
1,175,000	2.74%, 10/15/2030	1,106,628
1,000,000	2.96%, 05/13/2031	931,774
1,715,000	4.26%, 10/22/2031	1,688,212
1,425,000	1.95%, 02/04/2032	1,254,709
1,500,000	5.72%, 09/14/2033	1,553,054
1,000,000	5.34%, 01/23/2035	1,015,348
1,770,000	4.95%, 10/22/2035	1,750,586
Principal Amount		Fair Value
Financial — (continued)
$ 1,540,000	5.50%, 01/24/2036	$ 1,576,250
725,000	5.57%, 04/22/2036	747,101
1,000,000	5.58%, 07/23/2036	1,012,706
600,000	4.81%, 10/22/2036	582,579
3,000,000	3.88%, 07/24/2038	2,631,309
500,000	5.50%, 10/15/2040	509,493
1,000,000	3.96%, 11/15/2048	775,823
1,364,000	3.90%, 01/23/2049	1,047,411
902,000	3.11%, 04/22/2051	588,855
1,000,000	KeyBank NA 4.39%, 12/14/2027	1,000,765
1,000,000	KeyCorp 4.79%, 06/01/2033	977,207
1,000,000	Kilroy Realty LP REIT 2.65%, 11/15/2033	794,291
	Kimco Realty OP LLC REIT
1,000,000	2.25%, 12/01/2031	880,607
250,000	4.60%, 02/01/2033	245,591
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.75%, 02/15/2028	999,453
800,000	3.88%, 06/15/2028	801,157
1,500,000	3.50%, 08/09/2028	1,489,800
2,000,000	0.75%, 09/30/2030	1,739,904
1,000,000	4.13%, 07/15/2033	996,998
1,000,000	Landwirtschaftliche Rentenbank 3.88%, 09/28/2027	1,000,140
1,000,000	Lincoln National Corp 3.40%, 03/01/2032	906,687
	Lloyds Banking Group PLC
1,500,000	3.75%, 01/11/2027	1,493,788
555,000	5.09%, 11/26/2028	560,061
730,000	4.82%, 06/13/2029	734,338
1,000,000	5.72%, 06/05/2030	1,032,656
1,000,000	4.94%, 11/04/2036	965,195
593,000	3.37%, 12/14/2046	427,833
	LPL Holdings Inc
805,000	5.20%, 03/15/2030	810,899
600,000	5.15%, 06/15/2030	602,610
175,000	LXP Industrial Trust REIT 2.38%, 10/01/2031	151,888
1,200,000	M&T Bank Corp 5.18%, 07/08/2031	1,212,575
	Marsh & McLennan Cos Inc
1,600,000	5.00%, 03/15/2035	1,593,268
1,000,000	4.90%, 03/15/2049	882,316
	Mastercard Inc
1,000,000	4.95%, 03/15/2032	1,024,992
500,000	4.88%, 05/09/2034	502,852
332,000	3.65%, 06/01/2049	244,343
600,000	3.85%, 03/26/2050	456,396
	MetLife Inc
600,000	5.30%, 12/15/2034(a)	613,891
290,000	4.13%, 08/13/2042	238,514
1,000,000	5.25%, 01/15/2054	919,189
500,000	6.35%, 03/15/2055	507,376
750,000	Mid-America Apartments LP REIT 2.88%, 09/15/2051	462,143

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Mitsubishi UFJ Financial Group Inc
$ 3,740,000	5.16%, 04/24/2031	$ 3,793,223
1,000,000	2.85%, 01/19/2033	894,596
1,000,000	5.19%, 09/12/2036	992,781
	Mizuho Financial Group Inc
1,000,000	5.78%, 07/06/2029	1,027,575
840,000	5.10%, 05/13/2031	851,021
1,000,000	1.98%, 09/08/2031	887,517
1,000,000	2.56%, 09/13/2031	880,842
1,500,000	5.32%, 07/08/2036	1,506,639
	Morgan Stanley
500,000	4.35%, 09/08/2026	500,054
2,000,000	5.12%, 02/01/2029	2,021,873
8,000,000	5.45%, 07/20/2029	8,142,631
1,175,000	2.24%, 07/21/2032	1,028,687
1,000,000	2.51%, 10/20/2032	882,942
1,000,000	2.94%, 01/21/2033	899,138
500,000	4.89%, 07/20/2033	496,808
2,000,000	6.34%, 10/18/2033	2,139,948
585,000	5.83%, 04/19/2035	607,340
1,365,000	5.32%, 07/19/2035	1,369,734
1,500,000	5.66%, 04/17/2036	1,536,394
2,000,000	2.48%, 09/16/2036	1,720,776
1,000,000	5.95%, 01/19/2038	1,024,411
1,800,000	3.97%, 07/22/2038(c) 3-mo. SOFR + 1.13%	1,570,435
1,120,000	4.38%, 01/22/2047	918,779
1,502,000	2.80%, 01/25/2052	916,893
1,000,000	Morgan Stanley Bank NA 5.50%, 05/26/2028	1,011,373
	Morgan Stanley Private Bank NA
1,000,000	4.47%, 07/06/2028	999,963
1,000,000	4.73%, 07/18/2031	996,903
622,000	Nasdaq Inc 3.95%, 03/07/2052	457,918
	National Australia Bank Ltd
1,000,000	4.90%, 06/13/2028	1,015,293
1,000,000	4.53%, 06/13/2030	1,006,667
	NatWest Group PLC
1,000,000	5.52%, 09/30/2028	1,014,656
1,600,000	5.12%, 05/23/2031	1,615,945
	Nomura Holdings Inc
1,000,000	2.61%, 07/14/2031	891,847
1,000,000	5.78%, 07/03/2034	1,027,155
1,000,000	Northern Trust Corp 6.13%, 11/02/2032	1,066,325
	Oesterreichische Kontrollbank AG
1,000,000	3.63%, 09/09/2027	996,737
1,000,000	4.13%, 01/18/2029	1,006,283
	PNC Financial Services Group Inc
1,000,000	5.35%, 12/02/2028	1,015,579
1,000,000	5.49%, 05/14/2030	1,028,425
1,000,000	4.81%, 10/21/2032	996,674
1,400,000	5.40%, 07/23/2035	1,417,773
1,000,000	5.58%, 01/29/2036	1,020,905
Principal Amount		Fair Value
Financial — (continued)
$ 460,000	5.37%, 07/21/2036	$ 462,008
500,000	Principal Financial Group Inc 5.38%, 03/15/2033	510,493
2,000,000	Principal Life Global Funding II(b) 1.50%, 11/17/2026	1,966,349
1,000,000	Private Export Funding Corp 3.90%, 10/15/2027	1,000,227
1,000,000	Progressive Corp 4.95%, 06/15/2033	1,013,516
	Prologis LP REIT
1,000,000	4.88%, 06/15/2028	1,011,786
500,000	4.63%, 01/15/2033	494,690
800,000	5.25%, 03/15/2054	746,046
	Prudential Financial Inc
2,000,000	3.00%, 03/10/2040	1,507,215
1,500,000	3.70%, 10/01/2050	1,362,653
1,000,000	6.50%, 03/15/2054	1,024,348
500,000	Public Storage Operating Co REIT(a) 5.13%, 01/15/2029	511,873
500,000	Raymond James Financial Inc 3.75%, 04/01/2051	356,921
	Realty Income Corp REIT
1,000,000	3.95%, 08/15/2027	995,077
500,000	3.65%, 01/15/2028	494,123
1,000,000	1.80%, 03/15/2033	824,696
	Royal Bank of Canada
2,000,000	4.72%, 03/27/2028(a)	2,007,123
1,000,000	4.00%, 11/03/2028	992,844
1,000,000	4.97%, 05/02/2031(a)	1,010,712
1,200,000	4.70%, 08/06/2031	1,197,330
1,000,000	5.15%, 02/01/2034	1,022,482
	Santander UK Group Holdings PLC
500,000	1.67%, 06/14/2027	496,927
1,000,000	4.86%, 09/11/2030	1,002,175
	Simon Property Group LP REIT
500,000	1.75%, 02/01/2028	478,298
1,500,000	4.38%, 10/01/2030	1,491,492
2,000,000	5.50%, 03/08/2033	2,071,539
600,000	4.75%, 09/26/2034	587,124
175,000	3.25%, 09/13/2049	117,265
	State Street Corp
1,000,000	4.83%, 04/24/2030	1,015,733
1,300,000	2.20%, 03/03/2031	1,163,119
1,000,000	4.68%, 10/22/2032	999,012
	Sumitomo Mitsui Financial Group Inc
2,000,000	5.52%, 01/13/2028	2,040,154
1,000,000	5.72%, 09/14/2028	1,028,099
1,000,000	5.77%, 01/13/2033	1,040,714
800,000	4.95%, 07/08/2033	796,949
1,000,000	5.56%, 07/09/2034	1,024,779
791,000	2.93%, 09/17/2041	561,524
1,000,000	Sun Communities Operating LP REIT 2.30%, 11/01/2028	946,349

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	Synchrony Bank 5.63%, 08/23/2027	$ 1,011,021
500,000	Synchrony Financial 2.88%, 10/28/2031	436,206
1,000,000	Tanger Properties LP REIT 2.75%, 09/01/2031	893,044
	Toronto-Dominion Bank
600,000	4.99%, 04/05/2029	609,667
2,000,000	4.81%, 06/03/2030	2,016,539
1,000,000	4.41%, 01/13/2031	990,380
	Travelers Cos Inc
600,000	5.05%, 07/24/2035	600,962
500,000	5.45%, 05/25/2053	478,214
1,362,000	Truist Bank 4.42%, 07/24/2028	1,361,929
	Truist Financial Corp
1,200,000	5.07%, 05/20/2031	1,213,082
500,000	4.92%, 07/28/2033	490,304
1,000,000	5.71%, 01/24/2035	1,031,543
1,000,000	UBS Group AG(b) 5.58%, 05/09/2036	1,014,238
1,000,000	Unum Group 4.13%, 06/15/2051	736,078
	US Bancorp
1,000,000	3.10%, 04/27/2026	999,221
2,000,000	2.22%, 01/27/2028	1,965,112
1,200,000	5.10%, 07/23/2030	1,221,160
1,000,000	5.68%, 01/23/2035	1,032,859
1,000,000	5.42%, 02/12/2036	1,021,850
	Ventas Realty LP REIT
500,000	3.25%, 10/15/2026	497,245
800,000	5.00%, 01/15/2035	784,986
	VICI Properties LP REIT
1,025,000	5.13%, 11/15/2031	1,017,547
800,000	5.75%, 04/01/2034	807,355
	Visa Inc
1,500,000	4.15%, 12/14/2035	1,429,044
431,000	3.65%, 09/15/2047	328,344
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	749,039
5,500,000	2.88%, 10/30/2030	5,189,133
713,000	3.35%, 03/02/2033	654,666
3,000,000	4.90%, 07/25/2033	2,984,658
2,000,000	5.39%, 04/24/2034	2,029,952
1,000,000	5.50%, 01/23/2035	1,017,949
1,000,000	4.89%, 09/15/2036	972,906
691,000	3.90%, 05/01/2045	539,377
2,000,000	4.40%, 06/14/2046	1,592,287
1,200,000	5.01%, 04/04/2051	1,057,192
1,000,000	Welltower OP LLC REIT 5.13%, 07/01/2035	1,003,727
	Westpac Banking Corp
1,000,000	4.60%, 10/20/2026	1,003,540
1,000,000	5.05%, 04/16/2029	1,022,624
1,000,000	5.41%, 08/10/2033	1,013,016
1,000,000	Weyerhaeuser Co REIT 3.38%, 03/09/2033	900,341
500,000	Willis North America Inc 5.90%, 03/05/2054	485,328
Principal Amount		Fair Value
Financial — (continued)
$ 1,000,000	WP Carey Inc REIT 2.45%, 02/01/2032	$ 870,781
		381,876,493
Industrial — 1.70%
	3M Co
600,000	2.38%, 08/26/2029	562,592
1,000,000	3.63%, 10/15/2047	723,249
	Amphenol Corp
735,000	4.40%, 02/15/2033	717,344
800,000	5.00%, 01/15/2035	798,983
326,000	5.38%, 11/15/2054	311,720
500,000	Berry Global Inc 5.65%, 01/15/2034	511,362
	Boeing Co
600,000	6.26%, 05/01/2027	610,359
1,596,000	2.95%, 02/01/2030	1,501,955
1,000,000	5.71%, 05/01/2040	1,001,572
1,500,000	3.63%, 03/01/2048	1,045,223
1,500,000	3.75%, 02/01/2050	1,064,044
608,000	6.86%, 05/01/2054	669,150
175,000	5.93%, 05/01/2060	167,980
	Burlington Northern Santa Fe LLC
1,000,000	4.40%, 03/15/2042	878,061
500,000	5.15%, 09/01/2043	473,334
1,000,000	4.45%, 01/15/2053	822,955
500,000	5.80%, 03/15/2056	504,430
319,000	Canadian National Railway Co 3.20%, 08/02/2046	225,151
	Canadian Pacific Railway Co
2,000,000	3.00%, 12/02/2041	1,469,841
360,000	3.50%, 05/01/2050	254,295
	Carlisle Cos Inc
170,000	5.25%, 09/15/2035	169,990
290,000	5.55%, 09/15/2040	287,428
2,500,000	Carrier Global Corp 3.38%, 04/05/2040	1,969,262
	Caterpillar Financial Services Corp
2,000,000	5.00%, 05/14/2027	2,019,407
1,000,000	4.70%, 11/15/2029	1,013,749
	Caterpillar Inc
1,080,000	5.20%, 05/15/2035(a)	1,106,379
419,000	3.25%, 09/19/2049	290,070
343,000	3.25%, 04/09/2050	238,626
1,500,000	CRH America Finance Inc 5.00%, 02/09/2036	1,472,578
	CSX Corp
1,000,000	5.20%, 11/15/2033	1,025,205
250,000	4.75%, 05/30/2042	228,346
453,000	3.35%, 09/15/2049	313,266
1,000,000	4.50%, 11/15/2052	832,057
327,000	Deere & Co 2.88%, 09/07/2049	214,056
	Eaton Corp
500,000	4.15%, 03/15/2033	486,085
500,000	4.70%, 08/23/2052	437,698

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,000,000	Emerson Electric Co 5.00%, 03/15/2035	$ 1,006,547
	FedEx Corp
1,000,000	3.25%, 05/15/2041	752,851
1,000,000	4.10%, 02/01/2045	785,913
175,000	5.25%, 05/15/2050	160,375
600,000	Fortune Brands Innovations Inc(a) 5.88%, 06/01/2033	621,381
	GATX Corp
1,000,000	4.90%, 03/15/2033	982,229
1,000,000	5.50%, 06/15/2035	1,008,246
2,000,000	General Dynamics Corp 4.25%, 04/01/2040	1,795,899
360,000	General Electric Co 4.30%, 07/29/2030	359,137
150,000	Howmet Aerospace Inc 4.85%, 10/15/2031	151,714
282,000	Illinois Tool Works Inc 3.90%, 09/01/2042	235,395
600,000	Ingersoll Rand Inc 5.31%, 06/15/2031	615,714
1,000,000	Jabil Inc 4.25%, 05/15/2027	997,431
1,000,000	Jacobs Engineering Group Inc 6.35%, 08/18/2028	1,037,758
	John Deere Capital Corp
500,000	1.70%, 01/11/2027	490,739
1,500,000	4.55%, 06/05/2030	1,510,125
1,200,000	4.90%, 03/07/2031	1,224,990
681,000	3.90%, 06/07/2032	659,480
1,000,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.50%, 04/19/2029	1,033,074
	L3Harris Technologies Inc
800,000	5.05%, 06/01/2029	813,907
600,000	5.40%, 07/31/2033	615,596
600,000	5.35%, 06/01/2034	609,864
1,000,000	Lennox International Inc 5.50%, 09/15/2028	1,018,652
	Lockheed Martin Corp
1,000,000	4.40%, 08/15/2030	1,000,786
1,000,000	4.70%, 12/15/2031	1,013,087
500,000	4.09%, 09/15/2052	390,243
1,000,000	5.70%, 11/15/2054	998,411
1,175,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	761,850
1,000,000	Mohawk Industries Inc 5.85%, 09/18/2028	1,028,813
	Norfolk Southern Corp
1,000,000	4.45%, 03/01/2033	980,204
600,000	5.10%, 05/01/2035	601,750
1,000,000	3.05%, 05/15/2050	641,644
500,000	5.35%, 08/01/2054	466,168
	Northrop Grumman Corp
1,000,000	3.25%, 01/15/2028	982,131
1,000,000	4.70%, 03/15/2033	998,907
Principal Amount		Fair Value
Industrial — (continued)
$ 800,000	5.25%, 05/01/2050	$ 741,954
1,000,000	Otis Worldwide Corp(a) 2.29%, 04/05/2027	980,888
1,200,000	Owens Corning 5.70%, 06/15/2034	1,240,487
1,000,000	Packaging Corp of America 3.05%, 10/01/2051	626,872
1,000,000	Parker-Hannifin Corp 4.20%, 11/21/2034	956,966
	Republic Services Inc
1,000,000	2.38%, 03/15/2033	863,110
1,000,000	5.00%, 12/15/2033	1,015,830
1,175,000	Rockwell Automation Inc 1.75%, 08/15/2031	1,022,267
	RTX Corp
800,000	3.13%, 05/04/2027	789,658
175,000	1.90%, 09/01/2031	152,296
1,000,000	5.15%, 02/27/2033	1,019,851
900,000	4.35%, 04/15/2047	745,196
3,175,000	2.82%, 09/01/2051	1,941,799
1,000,000	Ryder System Inc 1.75%, 09/01/2026	988,677
600,000	Sonoco Products Co 4.60%, 09/01/2029	598,263
1,000,000	Trane Technologies Financing Ltd 5.25%, 03/03/2033	1,025,485
	Union Pacific Corp
500,000	3.60%, 09/15/2037	437,383
3,000,000	3.55%, 08/15/2039	2,518,008
500,000	3.38%, 02/14/2042	387,087
1,000,000	2.95%, 03/10/2052	623,729
500,000	4.95%, 09/09/2052	448,504
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	494,876
1,000,000	5.25%, 05/14/2035(a)	1,021,954
1,200,000	5.50%, 05/22/2054	1,144,826
	Vulcan Materials Co
500,000	3.90%, 04/01/2027	498,358
800,000	4.95%, 12/01/2029	812,157
	Waste Connections Inc
1,000,000	2.20%, 01/15/2032	878,555
800,000	5.25%, 09/01/2035	816,246
	Waste Management Inc
800,000	4.80%, 03/15/2032	813,310
1,600,000	4.95%, 03/15/2035	1,603,952
1,000,000	Westinghouse Air Brake Technologies Corp 4.90%, 05/29/2030	1,010,478
1,250,000	WRKCo Inc(a) 3.90%, 06/01/2028	1,234,801
		84,222,636
Technology — 1.91%
1,000,000	Accenture Capital Inc 4.25%, 10/04/2031	988,220
1,500,000	Adobe Inc 2.30%, 02/01/2030	1,386,680

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Analog Devices Inc
$ 1,000,000	4.50%, 06/15/2030	$ 1,003,154
1,000,000	5.05%, 04/01/2034	1,020,165
	Apple Inc
1,000,000	1.20%, 02/08/2028	952,318
952,000	1.40%, 08/05/2028	899,309
1,175,000	1.70%, 08/05/2031	1,035,716
600,000	4.75%, 05/12/2035	609,670
1,500,000	3.85%, 05/04/2043	1,240,069
1,723,000	2.95%, 09/11/2049	1,128,512
1,500,000	2.65%, 05/11/2050	917,809
1,000,000	2.40%, 08/20/2050	577,040
2,175,000	2.70%, 08/05/2051	1,332,061
600,000	3.95%, 08/08/2052	465,648
	Applied Materials Inc
1,000,000	4.80%, 06/15/2029	1,017,829
500,000	4.60%, 01/15/2036	485,694
1,000,000	Autodesk Inc 2.40%, 12/15/2031	877,416
	Broadcom Inc
238,000	5.05%, 07/12/2027	240,441
800,000	4.35%, 02/15/2030	797,163
1,425,000	4.15%, 11/15/2030	1,402,759
2,900,000	3.42%, 04/15/2033	2,651,829
3,073,000	4.93%, 05/15/2037(b)	2,980,573
500,000	3.50%, 02/15/2041	398,905
800,000	Cadence Design Systems Inc 4.30%, 09/10/2029	797,470
1,000,000	CDW LLC / CDW Finance Corp 2.67%, 12/01/2026	988,337
	Dell International LLC / EMC Corp
1,200,000	5.25%, 02/01/2028	1,215,960
800,000	5.00%, 04/01/2030	809,625
800,000	4.75%, 10/06/2032	788,633
76,000	8.10%, 07/15/2036	90,339
1,000,000	3.38%, 12/15/2041	745,563
15,000	8.35%, 07/15/2046	18,567
3,000,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	2,976,454
	Fiserv Inc
175,000	2.25%, 06/01/2027	170,311
1,000,000	4.20%, 10/01/2028	988,464
500,000	5.15%, 08/12/2034	485,648
1,000,000	5.25%, 08/11/2035	972,514
	Hewlett Packard Enterprise Co
800,000	4.55%, 10/15/2029	796,025
1,000,000	5.25%, 04/01/2033	994,066
370,000	5.00%, 10/15/2034	358,155
227,000	6.35%, 10/15/2045	226,634
500,000	5.60%, 10/15/2054	446,332
2,291,000	HP Inc 2.65%, 06/17/2031	2,037,511
	IBM International Capital Pte Ltd
1,000,000	4.90%, 02/05/2034	986,672
Principal Amount		Fair Value
Technology — (continued)
$ 1,000,000	5.25%, 02/05/2044	$ 919,620
	Intel Corp
1,175,000	1.60%, 08/12/2028	1,100,997
175,000	2.00%, 08/12/2031	151,422
1,000,000	4.00%, 12/15/2032	941,868
1,000,000	5.20%, 02/10/2033	1,007,832
1,175,000	2.80%, 08/12/2041	807,070
1,000,000	5.63%, 02/10/2043	946,838
175,000	3.05%, 08/12/2051	106,222
1,000,000	5.70%, 02/10/2053	920,765
600,000	5.05%, 08/05/2062	485,031
	International Business Machines Corp
2,000,000	4.15%, 07/27/2027	1,996,216
1,000,000	5.00%, 02/10/2032	1,009,966
1,000,000	4.00%, 06/20/2042	811,427
1,000,000	Intuit Inc 5.13%, 09/15/2028	1,019,280
500,000	KLA Corp(a) 4.95%, 07/15/2052	447,544
1,000,000	Leidos Inc 2.30%, 02/15/2031	889,915
255,000	Marvell Technology Inc 4.75%, 07/15/2030	255,867
	Micron Technology Inc
1,200,000	2.70%, 04/15/2032	1,082,583
1,000,000	6.05%, 11/01/2035	1,079,043
	Microsoft Corp
2,100,000	3.45%, 08/08/2036	1,892,956
323,000	3.50%, 11/15/2042	261,003
1,000,000	2.53%, 06/01/2050	599,605
2,547,000	2.92%, 03/17/2052	1,638,048
	NVIDIA Corp
1,675,000	1.55%, 06/15/2028	1,591,248
500,000	3.50%, 04/01/2050	368,752
1,000,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	882,049
	Oracle Corp
1,000,000	4.80%, 08/03/2028	1,000,425
1,600,000	2.95%, 04/01/2030	1,460,539
585,000	4.45%, 09/26/2030	563,754
500,000	6.25%, 11/09/2032	513,057
1,000,000	5.50%, 08/03/2035	954,595
350,000	5.20%, 09/26/2035	328,298
3,500,000	5.70%, 02/04/2036	3,365,209
1,900,000	3.85%, 07/15/2036	1,574,339
3,000,000	3.65%, 03/25/2041	2,134,992
1,470,000	4.00%, 07/15/2046	989,941
1,385,000	3.60%, 04/01/2050	836,164
1,175,000	3.95%, 03/25/2051	744,545
500,000	5.38%, 09/27/2054	386,762
1,000,000	5.95%, 09/26/2055	841,271
1,000,000	3.85%, 04/01/2060	588,474
	QUALCOMM Inc
1,000,000	1.30%, 05/20/2028	943,866
800,000	4.75%, 05/20/2032	804,345
500,000	3.25%, 05/20/2050	334,560
600,000	4.50%, 05/20/2052	491,543

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
	Roper Technologies Inc
$ 800,000	4.50%, 10/15/2029	$ 795,361
500,000	5.10%, 09/15/2035	486,189
4,175,000	Salesforce Inc 2.70%, 07/15/2041	2,843,355
	Synopsys Inc
880,000	4.85%, 04/01/2030	886,472
625,000	5.15%, 04/01/2035	626,195
1,000,000	Take-Two Interactive Software Inc 4.95%, 03/28/2028	1,009,144
	Texas Instruments Inc
1,000,000	1.75%, 05/04/2030	902,969
500,000	4.85%, 02/08/2034	504,531
1,000,000	5.15%, 02/08/2054	926,508
343,000	TSMC Arizona Corp 3.25%, 10/25/2051	258,250
	VMware LLC
175,000	1.40%, 08/15/2026	173,159
1,000,000	2.20%, 08/15/2031	877,717
1,000,000	Workday Inc 3.80%, 04/01/2032	928,265
		94,590,221
Utilities — 2.34%
1,000,000	AEP Texas Inc 2.10%, 07/01/2030	905,046
1,175,000	AEP Transmission Co LLC 2.75%, 08/15/2051	705,165
	Alabama Power Co
800,000	3.75%, 09/01/2027	794,847
1,300,000	3.70%, 12/01/2047	958,488
1,000,000	Ameren Illinois Co(a) 4.95%, 06/01/2033	1,004,929
	American Electric Power Co Inc
1,000,000	5.63%, 03/01/2033	1,033,323
500,000	5.80%, 03/15/2056	493,908
	American Water Capital Corp
800,000	5.25%, 03/01/2035	812,865
1,000,000	3.75%, 09/01/2047	744,037
800,000	5.70%, 09/01/2055	782,709
	Appalachian Power Co
1,140,000	7.00%, 04/01/2038	1,268,355
1,000,000	3.70%, 05/01/2050	709,963
1,000,000	Arizona Public Service Co 5.70%, 08/15/2034	1,034,941
	Atmos Energy Corp
175,000	5.50%, 06/15/2041	175,008
1,200,000	3.38%, 09/15/2049	823,159
410,000	2.85%, 02/15/2052	252,135
175,000	Avangrid Inc 3.80%, 06/01/2029	170,803
	Baltimore Gas & Electric Co
236,000	3.50%, 08/15/2046	170,355
412,000	2.90%, 06/15/2050	258,914
	Berkshire Hathaway Energy Co
500,000	3.70%, 07/15/2030	485,893
Principal Amount		Fair Value
Utilities — (continued)
$ 175,000	5.95%, 05/15/2037	$ 183,977
175,000	5.15%, 11/15/2043	163,034
2,735,000	2.85%, 05/15/2051	1,646,682
500,000	Boston Gas Co(b) 3.15%, 08/01/2027	491,957
	CenterPoint Energy Houston Electric LLC
1,000,000	2.35%, 04/01/2031	901,948
313,000	3.55%, 08/01/2042	243,495
347,000	3.35%, 04/01/2051	236,943
558,000	CenterPoint Energy Inc 5.40%, 06/01/2029	571,732
1,000,000	CenterPoint Energy Resources Corp 4.40%, 07/01/2032	981,433
1,000,000	CMS Energy Corp 4.88%, 03/01/2044	878,010
	Commonwealth Edison Co
1,000,000	5.30%, 06/01/2034	1,028,722
600,000	5.65%, 06/01/2054	584,722
1,000,000	Connecticut Light & Power Co 5.25%, 01/15/2053	926,466
	Consolidated Edison Co of New York Inc
1,500,000	5.50%, 03/15/2034	1,555,877
1,500,000	5.50%, 12/01/2039	1,501,639
1,200,000	5.70%, 05/15/2054	1,175,663
1,000,000	Constellation Energy Generation LLC 5.75%, 03/15/2054	970,085
	Consumers Energy Co
1,000,000	3.60%, 08/15/2032	940,388
391,000	3.25%, 08/15/2046	276,912
520,000	2.50%, 05/01/2060	280,227
	Dominion Energy Inc
800,000	3.38%, 04/01/2030	763,832
1,175,000	2.25%, 08/15/2031	1,036,309
175,000	4.70%, 12/01/2044	148,789
1,100,000	6.00%, 02/15/2056	1,092,990
565,000	6.20%, 02/15/2056	560,030
1,000,000	Dominion Energy South Carolina Inc 2.30%, 12/01/2031	883,505
	DTE Electric Co
1,000,000	5.20%, 04/01/2033	1,023,777
1,000,000	3.75%, 08/15/2047	751,493
	DTE Energy Co
1,000,000	5.20%, 04/01/2030	1,019,865
1,000,000	5.05%, 10/01/2035	985,402
	Duke Energy Carolinas LLC
1,000,000	2.45%, 02/01/2030	930,168
800,000	5.25%, 03/15/2035	812,542
476,000	3.75%, 06/01/2045	364,996
522,000	3.45%, 04/15/2051	359,997
	Duke Energy Corp
824,000	2.55%, 06/15/2031	740,846
2,000,000	3.30%, 06/15/2041	1,502,821
175,000	3.50%, 06/15/2051	117,231
600,000	5.80%, 06/15/2054	574,474

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Duke Energy Florida LLC
$ 233,000	3.40%, 10/01/2046	$ 165,483
371,000	3.00%, 12/15/2051	233,300
119,000	Duke Energy Florida Project Finance LLC 2.86%, 03/01/2033	108,932
241,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	162,511
1,000,000	Duke Energy Ohio Inc 5.25%, 04/01/2033	1,021,804
	Duke Energy Progress LLC
657,000	2.00%, 08/15/2031	578,751
800,000	5.05%, 03/15/2035	801,658
1,400,000	4.15%, 12/01/2044	1,139,080
1,200,000	5.35%, 03/15/2053	1,119,907
352,146	Elm Road Generating Station Supercritical LLC(b) 4.67%, 01/19/2031	352,677
196,000	Emera US Finance LP 4.75%, 06/15/2046	161,693
175,000	Entergy Corp 2.80%, 06/15/2030	162,718
1,200,000	Entergy Louisiana LLC 5.70%, 03/15/2054	1,165,501
1,200,000	Entergy Texas Inc 5.25%, 04/15/2035	1,210,869
	Eversource Energy
600,000	5.50%, 01/01/2034	608,447
1,000,000	3.45%, 01/15/2050	685,600
	Exelon Corp
1,000,000	5.13%, 03/15/2031	1,017,796
1,750,000	5.30%, 03/15/2033	1,791,593
	Florida Power & Light Co
800,000	5.05%, 04/01/2028	813,356
1,000,000	5.15%, 06/15/2029	1,025,856
140,000	5.96%, 04/01/2039	149,414
1,209,000	5.25%, 02/01/2041(a)	1,202,240
171,000	4.05%, 10/01/2044	138,947
800,000	3.15%, 10/01/2049	535,482
	Georgia Power Co
1,000,000	4.00%, 10/01/2028	994,142
1,000,000	5.20%, 03/15/2035	1,015,701
1,000,000	3.25%, 03/15/2051	667,833
175,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	168,488
1,000,000	ITC Holdings Corp(b) 4.95%, 09/22/2027	1,004,703
1,000,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	999,570
	Kentucky Utilities Co
175,000	5.13%, 11/01/2040	168,799
245,000	5.85%, 08/15/2055	243,596
	MidAmerican Energy Co
1,000,000	5.35%, 01/15/2034	1,026,639
1,175,000	2.70%, 08/01/2052	706,410
	National Rural Utilities Cooperative Finance Corp
1,000,000	5.05%, 09/15/2028	1,015,605
1,000,000	2.75%, 04/15/2032	895,551
Principal Amount		Fair Value
Utilities — (continued)
	NextEra Energy Capital Holdings Inc
$ 460,000	4.69%, 09/01/2027	$ 462,219
1,500,000	4.85%, 02/04/2028	1,513,870
800,000	5.05%, 02/28/2033	807,413
1,500,000	5.45%, 03/15/2035	1,525,012
835,000	6.38%, 08/15/2055	850,658
	NiSource Inc
1,000,000	5.20%, 07/01/2029	1,019,780
600,000	5.35%, 04/01/2034	610,481
301,000	3.95%, 03/30/2048	225,774
261,000	5.00%, 06/15/2052	225,660
500,000	Northern States Power Co 5.65%, 05/15/2055	490,708
358,000	Oglethorpe Power Corp 3.75%, 08/01/2050	254,452
1,000,000	Oklahoma Gas & Electric Co 5.40%, 01/15/2033	1,029,805
	Oncor Electric Delivery Co LLC
503,000	3.75%, 04/01/2045	386,999
2,000,000	2.70%, 11/15/2051	1,159,530
1,000,000	ONE Gas Inc 4.25%, 09/01/2032	972,013
	Pacific Gas & Electric Co
1,600,000	5.55%, 05/15/2029	1,638,004
3,000,000	3.25%, 06/01/2031	2,767,017
800,000	6.15%, 01/15/2033	836,479
800,000	5.70%, 03/01/2035	810,923
1,500,000	4.50%, 07/01/2040	1,280,011
1,400,000	4.95%, 07/01/2050	1,159,727
	PacifiCorp
1,261,000	2.90%, 06/15/2052	717,260
500,000	5.80%, 01/15/2055	457,702
1,000,000	PECO Energy Co 4.38%, 08/15/2052	809,439
1,000,000	PPL Electric Utilities Corp 5.25%, 05/15/2053	926,865
175,000	Progress Energy Inc 7.75%, 03/01/2031	197,287
	Public Service Co of Colorado
2,000,000	5.05%, 06/15/2036	1,971,360
302,000	3.60%, 09/15/2042	232,934
1,000,000	5.75%, 05/15/2054	971,369
	Public Service Electric & Gas Co
1,000,000	5.20%, 08/01/2033	1,021,408
800,000	5.30%, 08/01/2054	746,116
	Public Service Enterprise Group Inc
270,000	4.90%, 03/15/2030	272,679
175,000	1.60%, 08/15/2030	153,935
1,000,000	Puget Sound Energy Inc 2.89%, 09/15/2051	617,549
800,000	San Diego Gas & Electric Co 5.40%, 04/15/2035	813,559
1,000,000	Sempra 6.88%, 10/01/2054	1,010,767

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
	Southern California Edison Co
$ 500,000	5.15%, 06/01/2029	$ 507,024
1,000,000	5.45%, 06/01/2031	1,022,945
897,000	4.00%, 04/01/2047	666,407
1,400,000	5.75%, 04/15/2054	1,299,447
	Southern California Gas Co
500,000	5.45%, 06/15/2035(a)	511,636
1,000,000	5.60%, 04/01/2054	953,175
	Southern Co
237,000	3.70%, 04/30/2030	229,295
1,000,000	5.70%, 03/15/2034	1,036,232
500,000	4.40%, 07/01/2046	411,556
500,000	6.38%, 03/15/2055	514,273
	Southern Co Gas Capital Corp
600,000	5.15%, 09/15/2032	608,366
600,000	5.88%, 03/15/2041	610,806
1,000,000	Southwest Gas Corp 5.80%, 12/01/2027	1,022,339
500,000	Tampa Electric Co 5.00%, 07/15/2052	443,120
1,200,000	Union Electric Co 5.20%, 04/01/2034	1,219,049
	Virginia Electric & Power Co
500,000	3.75%, 05/15/2027	496,914
1,070,000	4.90%, 09/15/2035	1,046,868
500,000	3.80%, 09/15/2047	372,680
1,000,000	5.35%, 01/15/2054	921,122
800,000	Wisconsin Electric Power Co 4.60%, 10/01/2034	788,068
1,000,000	Wisconsin Power & Light Co 3.95%, 09/01/2032	952,865
	Xcel Energy Inc
175,000	2.60%, 12/01/2029	163,470
1,000,000	4.60%, 06/01/2032	982,319
		115,781,214
TOTAL CORPORATE BONDS AND NOTES — 23.54% (Cost $1,216,225,398)		$1,163,744,887
FOREIGN GOVERNMENT BONDS AND NOTES
500,000	African Development Bank 4.38%, 03/14/2028	505,075
	Asian Development Bank
3,000,000	4.88%, 05/21/2026	3,004,075
1,000,000	3.75%, 04/25/2028	998,944
1,000,000	4.50%, 08/25/2028	1,015,285
1,000,000	1.88%, 03/15/2029	945,784
1,400,000	4.13%, 05/30/2030	1,411,507
1,000,000	3.88%, 06/14/2033	980,466
1,000,000	Asian Infrastructure Investment Bank 4.13%, 01/18/2029	1,006,998
1,000,000	Canada Government International Bond 4.00%, 03/18/2030	1,004,160
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Chile Government International Bond
$ 1,000,000	4.95%, 01/05/2036	$ 987,810
2,500,000	3.50%, 01/25/2050	1,784,625
500,000	3.25%, 09/21/2071	309,090
	Corp Andina de Fomento
1,000,000	4.13%, 01/07/2028	1,001,470
400,000	5.00%, 01/22/2030	411,106
500,000	Council of Europe Development Bank 4.13%, 01/24/2029	503,415
	European Bank for Reconstruction & Development
1,000,000	4.38%, 03/09/2028	1,010,261
1,000,000	4.13%, 01/25/2029	1,007,160
	European Investment Bank
2,000,000	1.38%, 03/15/2027	1,954,609
1,000,000	3.25%, 11/15/2027	991,393
2,000,000	3.88%, 03/15/2028	2,003,104
1,000,000	3.88%, 06/15/2028	1,001,494
1,000,000	1.75%, 03/15/2029	942,404
1,500,000	4.50%, 03/14/2030	1,532,715
1,000,000	3.63%, 07/15/2030	988,603
1,000,000	3.88%, 10/15/2030	997,679
1,000,000	4.25%, 08/16/2032	1,007,484
1,000,000	3.75%, 02/14/2033	975,877
1,000,000	4.13%, 02/13/2034	993,597
1,000,000	Export Development Canada(a) 3.88%, 02/14/2028	1,000,344
	Export-Import Bank of Korea
1,000,000	2.63%, 05/26/2026	997,308
1,000,000	4.63%, 06/07/2033(b)	1,009,603
1,000,000	Hungary Government International Bond(b) 3.13%, 09/21/2051	594,947
	Indonesia Government International Bond
1,000,000	3.50%, 01/11/2028	984,359
1,000,000	4.65%, 09/20/2032	978,910
1,000,000	5.60%, 01/15/2035	1,017,441
1,000,000	5.65%, 01/11/2053	959,141
	Inter-American Development Bank
1,000,000	4.38%, 02/01/2027(a)	1,004,167
2,000,000	1.13%, 07/20/2028	1,882,151
1,000,000	4.13%, 02/15/2029	1,007,663
2,000,000	3.75%, 06/14/2030	1,987,068
1,000,000	3.50%, 04/12/2033	955,909
500,000	4.50%, 09/13/2033(a)	508,924
1,000,000	Inter-American Investment Corp 4.75%, 09/19/2028	1,019,714
	International Bank for Reconstruction & Development
9,500,000	1.13%, 09/13/2028	8,906,368
1,000,000	4.13%, 03/20/2030	1,008,097
1,000,000	4.00%, 07/25/2030	1,002,624

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 500,000	0.75%, 08/26/2030	$ 436,236
1,500,000	3.50%, 10/28/2030	1,472,721
2,000,000	1.25%, 02/10/2031	1,762,169
1,500,000	4.63%, 01/15/2032(a)	1,543,663
1,130,000	4.00%, 05/06/2032	1,125,514
1,200,000	4.17%, 09/23/2032(c) 1-mo. SOFR + 0.50%	1,208,673
1,000,000	4.38%, 08/27/2035	1,003,461
	International Finance Corp
500,000	4.38%, 01/15/2027	501,980
500,000	4.50%, 07/13/2028	507,329
	Israel Government International Bond
1,000,000	5.38%, 02/19/2030	1,014,660
1,000,000	4.50%, 01/17/2033	960,146
1,200,000	5.63%, 02/19/2035	1,220,226
4,000,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	3,960,523
	Korea Development Bank
1,000,000	2.25%, 02/24/2027	984,348
470,000	1.38%, 04/25/2027	456,565
1,000,000	4.50%, 02/15/2029	1,011,790
1,000,000	4.25%, 09/08/2032	994,756
	Mexico Government International Bond
500,000	5.40%, 02/09/2028	506,250
1,000,000	5.00%, 05/07/2029	1,006,500
2,000,000	4.75%, 04/27/2032	1,920,200
1,000,000	5.38%, 03/22/2033	976,500
1,000,000	4.88%, 05/19/2033	946,250
1,000,000	5.63%, 09/22/2035	967,500
1,000,000	6.88%, 05/13/2037	1,047,500
1,000,000	6.63%, 01/29/2038	1,019,000
2,750,000	4.60%, 01/23/2046	2,104,162
500,000	5.00%, 04/27/2051	390,475
1,000,000	6.34%, 05/04/2053	929,250
1,000,000	3.77%, 05/24/2061	596,750
1,000,000	Nordic Investment Bank 3.38%, 09/08/2027	993,046
	Panama Government International Bond
1,200,000	3.16%, 01/23/2030	1,119,480
1,600,000	6.40%, 02/14/2035	1,660,512
800,000	6.85%, 03/28/2054(a)	820,416
	Peruvian Government International Bond
1,000,000	2.84%, 06/20/2030	928,850
500,000	3.00%, 01/15/2034	425,535
1,000,000	5.50%, 03/30/2036	996,400
1,000,000	3.55%, 03/10/2051	676,550
320,000	5.88%, 08/08/2054	308,080
	Philippine Government International Bond
2,000,000	3.00%, 02/01/2028	1,947,749
1,000,000	5.00%, 07/17/2033	993,142
1,000,000	5.50%, 02/04/2035	1,013,005
2,000,000	2.95%, 05/05/2045	1,334,507
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,000,000	Province of Alberta Canada 4.50%, 01/24/2034	$ 1,003,344
	Province of British Columbia Canada
3,000,000	1.30%, 01/29/2031	2,634,148
800,000	4.80%, 06/11/2035	812,959
	Province of Manitoba Canada
500,000	2.13%, 06/22/2026(a)	497,996
500,000	4.30%, 07/27/2033	495,154
	Province of Ontario Canada
1,000,000	1.13%, 10/07/2030	879,676
1,500,000	1.80%, 10/14/2031	1,324,940
800,000	4.85%, 06/11/2035	818,399
3,200,000	Province of Quebec Canada 1.35%, 05/28/2030	2,873,226
1,000,000	Republic of Italy Government International Bond 3.88%, 05/06/2051	730,448
	Republic of Poland Government International Bond
1,000,000	5.75%, 11/16/2032	1,050,482
1,000,000	5.38%, 02/12/2035	1,018,111
	Svensk Exportkredit AB
1,000,000	4.13%, 06/14/2028	1,004,171
1,000,000	4.88%, 10/04/2030	1,034,166
	Uruguay Government International Bond
500,000	4.38%, 01/23/2031	498,300
2,100,000	5.44%, 02/14/2037	2,142,315
500,000	4.98%, 04/20/2055	441,950
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.49% (Cost $127,378,255)		$123,153,082
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.61%
	BANK
	Series 2017-BNK7 Class A5
500,000	3.44%, 09/15/2060	492,280
	Series 2018-BN10 Class A5
300,000	3.69%, 02/15/2061	295,975
	Series 2019-BN20 Class ASB
1,537,926	2.93%, 09/15/2062	1,499,828
	Series 2024-BNK48 Class A5
1,000,000	5.05%, 10/15/2057	1,002,206
4,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4 3.57%, 02/15/2050	3,972,564

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Barclays Commercial Mortgage Securities Trust
	Series 2021-C10 Class A5
$ 1,446,474	2.49%, 07/15/2054	$ 1,308,095
	Series 2021-C11 Class A5
1,000,000	2.32%, 09/15/2054	884,137
	Benchmark Mortgage Trust
	Series 2018-B4 Class A5
1,100,000	4.12%, 07/15/2051(d)	1,087,823
	Series 2018-B7 Class A3
2,200,000	4.24%, 05/15/2053	2,180,021
	Series 2019-B9 Class A4
549,450	3.75%, 03/15/2052	539,866
	Series 2020-IG1 Class A3
322,000	2.69%, 09/15/2043	280,906
	Series 2021-B25 Class A5
1,000,000	2.58%, 04/15/2054	898,059
1,000,000	CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4 3.57%, 06/15/2050	988,743
	Citigroup Commercial Mortgage Trust
	Series 2015-GC31 Class A4
164,919	3.76%, 06/10/2048	161,776
	Series 2018-C6 Class A4
2,095,000	4.41%, 11/10/2051	2,080,164
238,000	COMM Mortgage Trust Series 2018-COR3 Class A3 4.23%, 05/10/2051	233,428
1,825,000	CSAIL Commercial Mortgage Trust Series 2016-C7 Class A5 3.50%, 11/15/2049	1,814,427
	GS Mortgage Securities Trust
	Series 2016-GS4 Class A4
3,115,000	3.44%, 11/10/2049(d)	3,099,698
	Series 2019-GC42 Class A4
1,000,000	3.00%, 09/10/2052	943,775
650,000	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class AS 4.29%, 03/10/2052	618,166
1,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4 3.72%, 12/15/2049	1,541,039
1,000,000	Morgan Stanley Capital I Trust Series 2018-H3 Class A5 4.18%, 07/15/2051	992,595
	Wells Fargo Commercial Mortgage Trust
	Series 2019-C52 Class A5
2,400,000	2.89%, 08/15/2052	2,263,459
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-C55 Class A5
$ 1,000,000	2.73%, 02/15/2053	$ 933,518
		30,112,548
U.S. Government Agency — 24.29%
	Federal Home Loan Mortgage Corp
3,607	4.00%, 05/01/2026	3,601
9,782	3.00%, 01/01/2027	9,734
340	7.50%, 05/01/2027	342
78,077	2.50%, 11/01/2028	76,961
46,391	3.00%, 01/01/2029	45,883
195,204	3.00%, 02/01/2029	192,462
2,113	6.50%, 04/01/2029	2,187
592	7.50%, 08/01/2030	608
740,317	2.50%, 12/01/2031	714,276
130,473	2.50%, 02/01/2032	125,681
84,134	3.50%, 04/01/2032	82,564
22,691	6.50%, 11/01/2032	24,009
126,943	3.00%, 04/01/2033	123,763
81,801	3.50%, 05/01/2033	80,388
107,482	3.50%, 06/01/2033	105,099
153,895	4.00%, 07/01/2033	153,015
617,603	3.00%, 01/01/2034	599,077
83,436	3.50%, 03/01/2034	81,939
162,690	4.00%, 06/01/2034	160,701
139,781	3.50%, 09/01/2034	136,785
225,566	2.00%, 10/01/2034	209,950
447,242	3.00%, 12/01/2034	430,370
546,788	2.50%, 02/01/2035	516,930
140,314	2.50%, 03/01/2035	132,778
378,562	1.50%, 07/01/2035	342,784
1,196,217	2.00%, 07/01/2035	1,103,488
342,512	3.00%, 07/01/2035	328,886
513,548	2.00%, 08/01/2035	475,043
207,675	2.00%, 09/01/2035	191,589
950,319	1.50%, 10/01/2035	860,475
1,177,816	2.00%, 10/01/2035	1,086,075
1,115,654	1.50%, 12/01/2035	1,010,180
109,219	2.00%, 12/01/2035	100,758
1,339,680	2.00%, 01/01/2036	1,235,892
1,022,812	1.50%, 02/01/2036	922,941
353,399	2.00%, 02/01/2036	326,014
1,097,106	2.50%, 02/01/2036	1,041,230
218,891	2.00%, 03/01/2036	201,929
5,721	6.00%, 03/01/2036	6,007
5,731	6.00%, 04/01/2036	5,932
418,238	1.00%, 05/01/2036	365,714
384,794	1.50%, 05/01/2036	346,566
1,667,322	2.00%, 05/01/2036	1,535,006
196,846	1.50%, 06/01/2036	178,234
22,465	5.00%, 06/01/2036	22,686
958,133	1.50%, 07/01/2036	862,453
181,671	1.00%, 08/01/2036	158,851
616,774	1.50%, 09/01/2036	555,357
562,741	2.00%, 09/01/2036	518,067
454,126	3.00%, 09/01/2036	431,163
522,306	1.50%, 10/01/2036	470,293

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,436,686	2.00%, 10/01/2036	$ 2,243,229
1,569,980	2.50%, 10/01/2036	1,484,252
1,847,962	1.50%, 12/01/2036	1,662,821
788,555	1.50%, 01/01/2037	709,235
510,518	1.50%, 03/01/2037	459,082
1,040,611	2.00%, 03/01/2037	958,635
849,990	2.00%, 04/01/2037	781,996
330,058	1.50%, 05/01/2037	296,803
1,008,309	1.50%, 06/01/2037	906,719
259,740	4.00%, 07/01/2037	253,636
295,529	5.00%, 10/01/2037	298,102
134,894	4.50%, 11/01/2037	134,297
11,014	5.50%, 11/01/2037	11,294
146,075	4.00%, 12/01/2037	142,716
415,452	4.50%, 12/01/2037	413,105
7,437	5.50%, 12/01/2037	7,678
435,055	3.50%, 01/01/2038	418,998
233,145	4.00%, 05/01/2038	227,830
196,790	5.50%, 07/01/2038	200,793
177,672	6.00%, 09/01/2038	183,396
61,274	3.50%, 10/01/2038	58,838
193,261	5.50%, 11/01/2038	197,192
388,413	5.50%, 05/01/2039	396,203
562,314	6.00%, 07/01/2039	580,388
293,332	5.50%, 09/01/2039	299,094
456,937	4.00%, 11/01/2039	446,695
51,642	5.00%, 12/01/2039	52,256
541,420	3.00%, 02/01/2040	502,185
1,005,853	4.50%, 02/01/2040	1,001,402
113,763	5.00%, 02/01/2040	115,117
615,880	5.50%, 03/01/2040	627,978
104,347	5.00%, 05/01/2040	105,589
182,526	2.50%, 07/01/2040	165,751
804,526	5.00%, 07/01/2040	810,738
100,686	5.50%, 07/01/2040	102,664
158,726	2.50%, 08/01/2040	143,999
566,539	5.00%, 08/01/2040	571,125
960,218	2.00%, 10/01/2040	848,529
306,790	1.50%, 11/01/2040	261,914
401,289	2.00%, 12/01/2040	354,085
604,477	2.50%, 12/01/2040	547,333
738,305	4.50%, 12/01/2040	733,296
238,956	5.50%, 01/01/2041	243,650
447,155	4.00%, 02/01/2041	432,531
600,787	2.00%, 03/01/2041	530,098
77,315	4.00%, 04/01/2041	74,765
202,193	1.50%, 05/01/2041	171,453
1,450,053	2.00%, 07/01/2041	1,264,748
280,307	2.50%, 07/01/2041	252,669
419,630	2.00%, 08/01/2041	365,982
1,371,688	2.00%, 10/01/2041	1,193,581
494,356	2.00%, 11/01/2041	429,903
528,764	1.50%, 12/01/2041	444,887
178,130	2.50%, 03/01/2042	160,062
577,336	2.50%, 04/01/2042	518,421
386,808	2.50%, 09/01/2042	347,223
64,693	4.00%, 10/01/2042	63,113
242,508	3.50%, 11/01/2042	228,811
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 198,989	3.50%, 05/01/2043	$ 187,749
293,846	4.00%, 11/01/2043	283,965
289,558	3.50%, 11/01/2044	272,044
884,032	3.00%, 04/01/2045	804,980
648,259	5.00%, 06/01/2045	647,165
491,843	3.00%, 08/01/2045	447,429
310,429	4.50%, 09/01/2045	306,994
318,333	3.50%, 10/01/2045	299,284
621,302	4.50%, 11/01/2045	609,703
146,260	5.00%, 11/01/2045	145,472
96,849	5.50%, 12/01/2045	97,879
322,338	5.00%, 01/01/2046	321,997
824,561	3.50%, 04/01/2046	773,161
1,558,016	3.00%, 08/01/2046	1,405,848
1,979,261	3.00%, 12/01/2046	1,783,186
2,612,556	3.00%, 01/01/2047	2,344,182
2,033,814	3.00%, 02/01/2047	1,834,076
848,258	3.50%, 02/01/2047	790,645
775,217	4.00%, 02/01/2047	747,787
423,175	2.50%, 03/01/2047	366,039
901,941	3.50%, 07/01/2047	850,828
936,403	4.00%, 08/01/2047	894,317
400,585	3.50%, 11/01/2047	373,715
392,694	4.00%, 11/01/2047	375,633
214,776	4.50%, 01/01/2048	210,116
855,279	3.50%, 02/01/2048	791,571
291,716	4.00%, 03/01/2048	279,378
923,447	3.50%, 08/01/2048	853,308
160,524	4.00%, 08/01/2048	153,738
105,151	4.50%, 08/01/2048	103,202
117,821	4.00%, 09/01/2048	112,957
2,344,072	4.00%, 11/01/2048	2,244,720
51,912	4.00%, 01/01/2049	49,784
887,045	4.50%, 03/01/2049	871,552
1,379,691	3.50%, 05/01/2049	1,285,441
3,325,500	3.50%, 06/01/2049	3,083,514
375,584	5.50%, 06/01/2049	384,974
299,898	4.50%, 08/01/2049	294,572
407,571	5.00%, 08/01/2049	408,701
1,237,548	3.00%, 09/01/2049	1,103,705
372,467	4.00%, 09/01/2049	356,247
635,315	2.50%, 10/01/2049	541,118
270,922	3.00%, 10/01/2049	242,724
55,109	3.50%, 10/01/2049	51,066
135,687	4.00%, 10/01/2049	129,821
761,067	4.50%, 11/01/2049	747,080
1,475,654	3.50%, 12/01/2049	1,376,934
305,643	3.50%, 01/01/2050	285,585
1,151,710	3.00%, 02/01/2050	1,031,633
112,301	3.00%, 03/01/2050	100,537
135,760	5.00%, 03/01/2050	136,202
305,233	3.00%, 04/01/2050	271,338
452,583	3.50%, 04/01/2050	420,091
1,359,010	2.50%, 05/01/2050	1,157,126
526,103	4.00%, 05/01/2050	502,675
1,883,715	2.00%, 06/01/2050	1,537,441
3,117,134	2.50%, 07/01/2050	2,644,899
74,637	4.00%, 07/01/2050	71,348

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 639,264	4.50%, 07/01/2050	$ 621,727
1,056,647	2.00%, 08/01/2050	861,010
2,372,856	3.00%, 08/01/2050	2,104,791
4,965,118	2.00%, 09/01/2050	4,045,890
2,372,107	2.50%, 09/01/2050	2,015,802
2,836,995	3.00%, 09/01/2050	2,514,049
150,206	3.50%, 09/01/2050	139,088
77,270	4.00%, 09/01/2050	73,797
760,066	2.00%, 10/01/2050	622,007
799,620	2.50%, 10/01/2050	679,767
2,894,209	3.00%, 10/01/2050	2,565,624
1,970,056	1.50%, 11/01/2050	1,527,709
6,000,331	2.00%, 11/01/2050	4,885,181
793,295	2.50%, 11/01/2050	680,897
1,632,611	1.50%, 12/01/2050	1,265,127
4,191,111	2.00%, 12/01/2050	3,410,777
382,338	3.00%, 12/01/2050	338,812
275,502	1.50%, 01/01/2051	213,555
6,209,739	2.00%, 01/01/2051	5,054,858
5,930,897	2.50%, 01/01/2051	5,015,678
3,710,920	1.50%, 03/01/2051	2,874,767
7,421,115	2.00%, 03/01/2051	6,048,046
728,139	1.50%, 04/01/2051	564,033
2,093,626	2.00%, 04/01/2051	1,699,555
477,411	2.50%, 04/01/2051	404,761
5,882,668	2.00%, 05/01/2051	4,770,250
3,708,252	2.50%, 05/01/2051	3,155,647
1,542,580	1.50%, 06/01/2051	1,191,688
874,506	3.50%, 06/01/2051	807,069
2,188,361	2.00%, 07/01/2051	1,774,636
2,961,176	2.00%, 08/01/2051	2,402,112
1,230,285	2.50%, 08/01/2051	1,042,749
3,697,487	2.50%, 09/01/2051	3,151,649
2,746,436	1.50%, 10/01/2051	2,121,938
9,684,129	2.00%, 10/01/2051	7,848,250
12,332,959	2.50%, 10/01/2051	10,469,107
8,341,652	2.00%, 11/01/2051	6,768,999
5,656,293	2.50%, 11/01/2051	4,793,703
4,709,601	2.00%, 12/01/2051	3,819,969
3,348,894	2.50%, 12/01/2051	2,837,129
3,136,930	3.00%, 12/01/2051	2,773,738
1,941,485	2.00%, 01/01/2052	1,571,902
5,624,140	2.50%, 01/01/2052	4,817,963
714,536	3.00%, 01/01/2052	628,150
627,644	2.00%, 02/01/2052	505,893
1,857,990	2.50%, 02/01/2052	1,584,490
3,302,095	2.00%, 03/01/2052	2,687,428
2,609,962	3.00%, 03/01/2052	2,303,885
315,890	3.50%, 03/01/2052	291,501
4,070,313	2.50%, 04/01/2052	3,442,594
253,842	3.00%, 04/01/2052	226,344
1,788,015	3.50%, 04/01/2052	1,644,314
5,619,822	3.00%, 05/01/2052	4,948,523
1,096,217	4.00%, 05/01/2052	1,037,745
816,227	3.00%, 06/01/2052	724,916
3,891,402	3.50%, 06/01/2052	3,580,887
452,668	4.50%, 06/01/2052	438,798
1,803,473	2.50%, 07/01/2052	1,525,631
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 316,660	3.50%, 07/01/2052	$ 293,184
510,215	4.50%, 07/01/2052	495,003
222,134	5.00%, 07/01/2052	220,804
548,718	3.50%, 08/01/2052	509,548
3,614,522	4.00%, 08/01/2052	3,417,822
2,499,291	2.50%, 09/01/2052	2,112,680
436,223	4.00%, 09/01/2052	416,780
6,135,808	4.50%, 09/01/2052	5,955,220
2,231,696	5.00%, 09/01/2052	2,212,163
2,850,831	3.50%, 10/01/2052	2,616,497
1,850,549	4.00%, 10/01/2052	1,751,521
390,135	4.50%, 10/01/2052	379,824
427,066	5.00%, 10/01/2052	426,517
334,588	5.50%, 10/01/2052	337,570
209,260	6.00%, 10/01/2052	214,645
441,353	4.50%, 11/01/2052	433,184
1,983,866	5.00%, 11/01/2052	1,970,501
479,878	5.50%, 11/01/2052	484,840
633,326	4.50%, 12/01/2052	613,162
2,623,125	5.00%, 12/01/2052	2,603,358
765,162	5.50%, 12/01/2052	776,286
337,105	6.00%, 12/01/2052	346,041
457,664	5.00%, 01/01/2053	455,530
880,171	5.50%, 01/01/2053	890,753
1,274,223	6.00%, 01/01/2053	1,308,334
554,998	5.50%, 02/01/2053	561,692
187,402	6.50%, 02/01/2053	194,703
600,708	5.00%, 03/01/2053	598,627
468,422	5.50%, 03/01/2053	477,662
537,120	4.50%, 04/01/2053	518,946
933,141	5.50%, 04/01/2053	947,378
661,256	5.00%, 05/01/2053	657,677
2,319,902	5.50%, 05/01/2053	2,339,166
575,760	4.50%, 06/01/2053	557,702
603,392	5.00%, 06/01/2053	603,340
655,257	5.50%, 06/01/2053	664,846
1,098,428	5.00%, 07/01/2053	1,087,117
359,059	5.50%, 07/01/2053	365,795
503,485	6.00%, 07/01/2053	516,387
1,791,892	5.00%, 08/01/2053	1,774,369
335,854	5.50%, 08/01/2053	338,412
772,426	6.00%, 08/01/2053	796,467
266,375	6.50%, 08/01/2053	280,591
329,088	5.00%, 09/01/2053	325,699
513,208	6.50%, 09/01/2053	535,531
1,380,477	5.50%, 10/01/2053	1,390,675
4,564,013	6.00%, 10/01/2053	4,693,087
545,095	6.50%, 10/01/2053	564,186
988,916	5.00%, 11/01/2053	978,932
474,711	5.50%, 11/01/2053	478,109
316,403	6.00%, 11/01/2053	331,103
639,556	6.50%, 11/01/2053	672,208
970,793	5.50%, 12/01/2053	977,071
2,379,333	6.00%, 01/01/2054	2,446,195
369,683	7.00%, 01/01/2054	394,130
1,317,311	5.50%, 02/01/2054	1,347,293
2,159,363	5.50%, 03/01/2054	2,171,355
1,234,634	6.50%, 03/01/2054	1,285,329

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 955,473	4.50%, 04/01/2054	$ 922,552
219,857	7.00%, 04/01/2054	231,409
4,304,283	5.50%, 05/01/2054	4,325,973
3,277,461	6.50%, 05/01/2054	3,390,291
2,164,560	5.50%, 06/01/2054	2,176,471
1,381,308	5.00%, 08/01/2054	1,363,512
13,056,855	6.00%, 08/01/2054	13,328,817
1,387,435	6.50%, 08/01/2054	1,434,645
6,155,429	5.50%, 09/01/2054	6,190,770
2,549,496	6.00%, 09/01/2054	2,600,494
579,955	6.50%, 09/01/2054	599,578
419,863	4.50%, 10/01/2054	405,380
884,713	5.00%, 10/01/2054	873,268
2,099,718	5.50%, 10/01/2054	2,110,631
4,198,460	6.00%, 10/01/2054	4,280,712
561,467	6.50%, 10/01/2054	580,466
5,952,384	5.00%, 11/01/2054	5,880,044
6,587,212	5.50%, 11/01/2054	6,621,112
700,080	6.00%, 11/01/2054	713,930
2,512,887	4.50%, 12/01/2054	2,426,297
3,682,394	5.00%, 12/01/2054	3,634,476
6,300,370	5.50%, 12/01/2054	6,332,153
175,478	4.50%, 01/01/2055	169,431
757,575	5.00%, 01/01/2055	747,698
664,881	5.50%, 01/01/2055	668,231
352,140	6.50%, 01/01/2055	364,258
2,099,558	5.00%, 02/01/2055	2,071,483
1,199,012	6.00%, 02/01/2055	1,222,233
548,636	7.00%, 02/01/2055	576,469
4,741,185	6.00%, 05/01/2055	4,832,970
5,333,887	5.00%, 06/01/2055	5,264,202
2,076,415	6.50%, 06/01/2055	2,146,675
1,054,144	4.00%, 07/01/2055	995,133
3,844,185	5.50%, 07/01/2055	3,863,557
581,639	6.50%, 09/01/2055	601,138
1,724,769	5.00%, 01/01/2056	1,701,614
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K061 Class A2
1,775,619	3.35%, 11/25/2026(d)	1,766,120
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,088,376
	Series K077 Class A2
2,750,000	3.85%, 05/25/2028(d)	2,732,649
	Series K084 Class A2
1,500,000	3.78%, 10/25/2028(d)	1,486,658
	Series K087 Class A2
1,515,070	3.77%, 12/25/2028	1,500,852
	Series K092 Class A2
2,150,000	3.30%, 04/25/2029	2,099,326
	Series K095 Class A2
2,500,000	2.79%, 06/25/2029	2,401,928
	Series K098 Class A2
1,000,000	2.43%, 08/25/2029	947,491
	Series K100 Class A2
2,007,000	2.67%, 09/25/2029	1,912,648
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K104 Class A2
$ 300,000	2.25%, 01/25/2030	$ 280,725
	Series K127 Class A2
500,000	2.11%, 01/25/2031	454,122
	Series K130 Class A2
1,800,000	1.72%, 06/25/2031	1,594,227
	Series K154 Class A2
1,900,000	3.42%, 04/25/2032	1,855,299
	Series K-157 Class A2
2,954,000	4.20%, 05/25/2033	2,905,180
	Series KJ37 Class A2
500,000	2.33%, 11/25/2030	468,713
	Federal National Mortgage Association
289,678	2.50%, 06/01/2028	285,180
4,474	6.00%, 01/01/2029	4,561
75,731	3.00%, 03/01/2029	74,591
54,929	3.50%, 04/01/2029	54,500
35,866	3.50%, 09/01/2029	35,531
64,054	4.00%, 09/01/2030	63,576
182,414	3.00%, 10/01/2030	178,521
20,775	8.00%, 10/01/2030	21,161
490,584	2.50%, 09/01/2031	473,137
125,463	2.00%, 10/01/2031	119,615
61,867	3.50%, 01/01/2032	60,686
423,354	3.50%, 02/01/2032	416,097
20,043	6.50%, 06/01/2032	20,721
202,401	3.00%, 08/01/2032	196,552
14,813	6.50%, 08/01/2032	15,314
603,042	3.00%, 10/01/2032	582,407
50,687	3.00%, 11/01/2032	49,191
136,854	2.50%, 01/01/2033	133,170
227,363	3.00%, 02/01/2033	219,269
54,258	5.50%, 03/01/2033	54,532
246,677	3.00%, 04/01/2033	237,096
10,608	5.00%, 09/01/2033	10,706
945,034	3.00%, 12/01/2033	917,869
14,333	5.50%, 01/01/2034	14,411
90,731	4.00%, 02/01/2034	89,599
132,807	3.50%, 03/01/2034	130,255
34,260	5.50%, 03/01/2034	34,433
51,714	5.50%, 05/01/2034	52,596
106,234	3.50%, 07/01/2034	105,198
122,817	2.50%, 09/01/2034	116,344
212,563	2.50%, 01/01/2035	200,956
116,776	3.00%, 02/01/2035	112,563
15,414	5.50%, 02/01/2035	15,724
197,329	3.00%, 03/01/2035	189,275
553,053	3.00%, 04/01/2035	531,058
163,997	5.00%, 05/01/2035	165,333
491,307	2.00%, 06/01/2035	453,263
504,838	2.50%, 06/01/2035	477,272
196,593	3.50%, 06/01/2035	192,424
204,439	1.50%, 07/01/2035	185,115
280,728	2.00%, 07/01/2035	258,919
184,983	4.00%, 07/01/2035	183,958
3,795	5.00%, 07/01/2035	3,825
362,202	2.00%, 09/01/2035	334,058

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 138,445	3.50%, 09/01/2035	$ 135,645
37,554	5.00%, 09/01/2035	37,849
811,921	1.50%, 10/01/2035	735,177
37,858	5.00%, 10/01/2035	38,190
30,636	6.00%, 10/01/2035	32,046
28,645	5.50%, 11/01/2035	29,559
1,255,853	2.00%, 12/01/2035	1,158,567
593,331	2.00%, 01/01/2036	546,255
574,236	2.50%, 01/01/2036	544,622
606,256	1.50%, 02/01/2036	547,060
1,698,552	2.00%, 02/01/2036	1,564,355
277,387	3.50%, 04/01/2036	266,670
28,906	6.00%, 04/01/2036	30,304
624,912	1.50%, 05/01/2036	563,878
1,180,416	2.00%, 05/01/2036	1,086,791
482,311	2.50%, 05/01/2036	456,830
1,430,132	2.00%, 06/01/2036	1,316,623
3,054,541	2.50%, 06/01/2036	2,892,246
766,984	1.50%, 07/01/2036	690,925
492,847	2.00%, 07/01/2036	453,727
254,661	2.50%, 07/01/2036	241,087
209,925	1.50%, 08/01/2036	190,078
356,352	2.00%, 08/01/2036	329,169
3,011	6.50%, 08/01/2036	3,130
1,134,390	1.50%, 09/01/2036	1,021,881
1,612,032	2.00%, 09/01/2036	1,484,058
128,323	1.00%, 10/01/2036	112,201
2,275,139	1.50%, 10/01/2036	2,050,144
552,207	2.00%, 10/01/2036	508,034
275,827	2.50%, 10/01/2036	260,766
938,892	1.50%, 11/01/2036	845,022
3,065,410	2.00%, 11/01/2036	2,820,882
270,759	2.50%, 11/01/2036	256,015
22,675	5.50%, 11/01/2036	23,400
596,308	1.50%, 12/01/2036	537,409
370,440	6.00%, 12/01/2036	387,506
1,438,681	1.50%, 01/01/2037	1,293,969
2,263,697	2.00%, 01/01/2037	2,082,615
548,386	3.00%, 01/01/2037	522,079
1,069,591	2.00%, 02/01/2037	984,030
938,746	2.00%, 03/01/2037	865,185
733,125	2.00%, 04/01/2037	674,480
67,603	2.50%, 04/01/2037	63,911
704,657	3.00%, 04/01/2037	673,196
597,381	1.50%, 05/01/2037	537,193
427,046	3.50%, 07/01/2037	413,052
15,553	5.00%, 07/01/2037	15,648
324,816	2.50%, 08/01/2037	307,080
94,284	5.50%, 08/01/2037	97,249
472,575	3.00%, 09/01/2037	451,476
336,833	4.50%, 09/01/2037	335,344
287,885	4.00%, 12/01/2037	281,362
176,444	5.50%, 01/01/2038	181,584
420,838	2.50%, 02/01/2038	397,858
79,424	6.00%, 03/01/2038	83,311
39,855	5.50%, 07/01/2038	41,129
233,438	5.00%, 09/01/2038	235,374
26,350	2.50%, 05/01/2039	24,563
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 23,560	6.00%, 05/01/2039	$ 24,716
170,003	4.50%, 08/01/2039	168,246
213,917	5.00%, 08/01/2039	216,193
599,544	5.00%, 09/01/2039	604,173
583,366	5.00%, 12/01/2039	588,365
323,495	5.00%, 01/01/2040	326,055
90,500	4.50%, 03/01/2040	89,564
445,754	2.50%, 05/01/2040	405,394
522,815	3.00%, 05/01/2040	499,168
217,980	4.50%, 05/01/2040	216,935
1,411,513	2.00%, 06/01/2040	1,253,563
131,764	5.00%, 06/01/2040	133,167
149,441	6.00%, 07/01/2040	154,248
104,328	4.50%, 08/01/2040	103,250
387,628	2.00%, 09/01/2040	343,135
214,460	2.50%, 09/01/2040	194,573
470,813	3.00%, 09/01/2040	445,014
382,545	2.50%, 10/01/2040	346,977
727,402	2.00%, 11/01/2040	639,696
64,317	4.50%, 11/01/2040	63,652
96,862	5.00%, 11/01/2040	97,893
366,895	4.00%, 12/01/2040	358,459
246,991	1.50%, 01/01/2041	210,454
434,372	2.00%, 02/01/2041	381,049
878,989	4.00%, 02/01/2041	848,946
360,787	4.50%, 03/01/2041	357,057
522,926	1.50%, 04/01/2041	444,365
351,784	2.00%, 04/01/2041	309,032
63,874	2.50%, 04/01/2041	57,767
779,153	2.00%, 05/01/2041	681,753
265,092	5.00%, 05/01/2041	267,916
275,345	2.00%, 06/01/2041	240,634
659,248	2.00%, 08/01/2041	574,987
459,926	1.50%, 09/01/2041	387,957
889,444	2.50%, 09/01/2041	801,041
618,283	1.50%, 10/01/2041	521,086
831,813	2.00%, 10/01/2041	724,387
743,723	2.50%, 10/01/2041	670,133
124,704	4.50%, 10/01/2041	123,414
1,151,442	1.50%, 12/01/2041	969,616
1,794,317	2.00%, 12/01/2041	1,559,497
356,209	3.50%, 12/01/2041	337,224
343,878	4.00%, 01/01/2042	332,124
757,502	2.00%, 03/01/2042	656,499
952,899	1.50%, 04/01/2042	799,414
373,647	3.00%, 06/01/2042	344,019
356,159	3.50%, 08/01/2042	336,931
222,043	3.00%, 09/01/2042	203,454
582,582	3.00%, 12/01/2042	533,712
596,747	3.00%, 02/01/2043	546,791
265,200	5.00%, 03/01/2043	267,386
259,333	3.00%, 04/01/2043	237,457
477,764	3.50%, 04/01/2043	448,175
1,059,082	3.50%, 05/01/2043	996,715
123,297	4.00%, 07/01/2043	119,003
470,697	3.00%, 08/01/2043	430,256
267,501	3.50%, 08/01/2043	251,970
117,111	4.00%, 09/01/2043	113,032

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 280,373	3.50%, 08/01/2044	$ 263,744
458,298	4.00%, 08/01/2044	442,698
83,086	5.00%, 11/01/2044	82,927
154,519	5.00%, 12/01/2044	153,579
741,902	5.50%, 12/01/2044	752,822
165,977	4.00%, 06/01/2045	159,784
1,196,601	2.50%, 07/01/2045	1,032,738
985,561	3.50%, 07/01/2045	925,392
345,968	3.50%, 11/01/2045	323,492
686,394	1.50%, 02/01/2046	540,886
1,023,809	3.50%, 02/01/2046	958,714
567,697	4.00%, 03/01/2046	547,117
1,061,182	3.00%, 06/01/2046	959,466
1,252,859	3.00%, 09/01/2046	1,130,043
867,308	4.00%, 09/01/2046	836,271
277,060	2.50%, 10/01/2046	239,893
1,115,900	3.00%, 10/01/2046	1,008,303
223,086	4.00%, 10/01/2046	214,163
630,196	3.00%, 12/01/2046	567,889
308,760	3.50%, 12/01/2046	288,274
1,009,951	3.50%, 01/01/2047	939,274
167,854	4.00%, 03/01/2047	160,863
261,814	4.00%, 06/01/2047	250,746
200,831	4.00%, 07/01/2047	192,341
231,862	4.50%, 08/01/2047	228,137
3,616,832	3.50%, 10/01/2047	3,366,003
654,383	4.00%, 10/01/2047	626,681
4,153,414	3.50%, 01/01/2048	3,861,681
829,645	3.50%, 02/01/2048	772,346
764,646	4.50%, 02/01/2048	752,007
537,558	3.00%, 05/01/2048	482,306
572,016	3.50%, 05/01/2048	530,558
258,021	4.50%, 05/01/2048	254,012
249,544	4.00%, 10/01/2048	238,916
271,840	4.00%, 11/01/2048	260,102
1,944,489	4.50%, 11/01/2048	1,912,567
232,632	5.00%, 11/01/2048	233,383
991,029	4.00%, 01/01/2049	946,285
263,548	4.50%, 02/01/2049	258,296
453,156	3.50%, 03/01/2049	423,543
684,053	3.50%, 05/01/2049	642,352
886,231	3.50%, 06/01/2049	826,251
1,704,803	4.00%, 06/01/2049	1,630,917
808,927	3.50%, 07/01/2049	751,943
2,195,264	4.00%, 07/01/2049	2,102,530
702,654	4.50%, 07/01/2049	687,860
1,142,352	3.50%, 08/01/2049	1,060,371
766,496	4.00%, 08/01/2049	730,724
314,677	3.00%, 09/01/2049	281,493
731,851	3.50%, 09/01/2049	678,081
251,278	4.50%, 09/01/2049	246,893
576,105	4.50%, 10/01/2049	564,515
969,277	3.50%, 11/01/2049	907,402
3,074,918	3.00%, 12/01/2049	2,741,670
857,073	3.50%, 12/01/2049	796,650
2,067,471	2.50%, 01/01/2050	1,759,964
597,493	3.00%, 01/01/2050	535,064
275,270	4.00%, 01/01/2050	262,011
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,763,110	3.00%, 02/01/2050	$ 2,464,166
380,171	4.50%, 02/01/2050	370,495
2,265,612	3.00%, 03/01/2050	2,006,549
483,331	3.50%, 03/01/2050	446,955
729,293	4.00%, 03/01/2050	698,492
380,924	3.00%, 04/01/2050	338,269
1,035,706	4.50%, 04/01/2050	1,021,801
1,172,513	2.50%, 05/01/2050	996,681
580,823	3.50%, 05/01/2050	537,694
6,362,628	2.50%, 06/01/2050	5,412,262
257,570	4.00%, 06/01/2050	246,220
114,924	4.50%, 06/01/2050	111,940
328,440	2.50%, 07/01/2050	279,280
2,726,831	3.00%, 07/01/2050	2,414,631
425,481	4.00%, 07/01/2050	405,894
3,440,774	2.00%, 08/01/2050	2,799,939
3,267,473	2.50%, 08/01/2050	2,790,979
494,100	4.00%, 08/01/2050	473,011
2,110,531	2.00%, 09/01/2050	1,735,777
899,014	2.50%, 09/01/2050	764,261
1,058,986	3.00%, 09/01/2050	939,940
378,216	1.50%, 10/01/2050	293,416
2,834,023	2.50%, 10/01/2050	2,418,566
862,505	3.00%, 10/01/2050	773,296
2,430,347	1.50%, 11/01/2050	1,882,017
3,739,363	2.00%, 11/01/2050	3,058,593
511,143	2.50%, 11/01/2050	435,700
886,732	4.00%, 11/01/2050	854,128
358,542	1.50%, 12/01/2050	277,983
4,450,412	2.00%, 12/01/2050	3,623,705
681,205	2.50%, 12/01/2050	573,949
2,435,288	3.00%, 12/01/2050	2,168,589
68,022	4.00%, 12/01/2050	64,702
3,408,717	1.50%, 01/01/2051	2,641,761
14,946,999	2.00%, 01/01/2051	12,167,180
1,704,467	2.50%, 01/01/2051	1,462,498
448,342	3.50%, 01/01/2051	415,156
8,937,577	2.00%, 02/01/2051	7,273,141
1,892,775	2.50%, 02/01/2051	1,604,139
224,454	4.00%, 02/01/2051	214,989
3,202,870	2.00%, 03/01/2051	2,601,324
379,499	3.50%, 03/01/2051	353,227
959,203	1.50%, 04/01/2051	743,033
6,259,989	2.50%, 04/01/2051	5,331,852
2,057,336	3.00%, 04/01/2051	1,829,938
292,169	1.50%, 05/01/2051	226,326
4,319,235	2.00%, 05/01/2051	3,498,325
1,975,907	2.50%, 05/01/2051	1,685,010
6,301,096	3.00%, 05/01/2051	5,585,605
625,513	1.50%, 06/01/2051	483,542
392,474	2.00%, 06/01/2051	316,341
4,895,469	2.50%, 06/01/2051	4,174,654
665,856	3.00%, 06/01/2051	599,337
15,087,170	2.00%, 07/01/2051	12,251,146
5,224,704	2.00%, 08/01/2051	4,241,491
2,054,664	2.50%, 08/01/2051	1,736,486
583,412	3.00%, 08/01/2051	515,178
2,556,290	1.50%, 09/01/2051	1,979,261

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 8,604,705	2.00%, 09/01/2051	$ 6,977,931
15,736,094	2.50%, 09/01/2051	13,346,303
1,635,608	1.50%, 10/01/2051	1,263,624
17,382,847	2.00%, 10/01/2051	14,170,182
16,203,918	2.50%, 10/01/2051	13,835,410
815,270	3.00%, 10/01/2051	716,705
2,989,208	2.50%, 11/01/2051	2,534,306
4,644,043	3.50%, 11/01/2051	4,296,676
6,239,992	2.00%, 12/01/2051	5,053,789
657,119	2.50%, 12/01/2051	556,701
12,737,150	2.00%, 01/01/2052	10,329,821
2,998,650	2.50%, 01/01/2052	2,540,397
1,799,731	3.00%, 01/01/2052	1,595,823
10,768,987	2.00%, 02/01/2052	8,748,366
2,403,863	2.50%, 02/01/2052	2,029,304
2,158,277	3.00%, 02/01/2052	1,920,730
474,559	4.00%, 02/01/2052	450,009
3,568,955	2.00%, 03/01/2052	2,922,702
1,851,006	2.50%, 03/01/2052	1,595,147
1,201,884	3.00%, 03/01/2052	1,057,510
2,995,972	2.00%, 04/01/2052	2,424,095
3,624,016	2.50%, 04/01/2052	3,078,438
2,932,984	3.00%, 04/01/2052	2,596,947
373,830	3.50%, 04/01/2052	343,027
904,346	4.00%, 04/01/2052	853,738
598,758	2.00%, 05/01/2052	492,377
1,144,078	2.50%, 05/01/2052	980,115
787,928	3.00%, 05/01/2052	693,640
2,982,691	3.50%, 05/01/2052	2,745,034
2,461,225	4.00%, 05/01/2052	2,329,400
883,197	3.00%, 06/01/2052	777,692
2,876,975	3.50%, 06/01/2052	2,652,992
5,977,504	4.00%, 06/01/2052	5,678,480
5,120,922	3.00%, 07/01/2052	4,507,491
6,312,269	4.50%, 07/01/2052	6,119,700
897,086	5.00%, 07/01/2052	889,280
488,557	3.50%, 08/01/2052	448,300
3,973,800	4.00%, 09/01/2052	3,765,523
917,765	4.50%, 09/01/2052	890,121
478,690	5.00%, 09/01/2052	476,244
1,498,898	5.50%, 09/01/2052	1,515,185
2,115,812	4.50%, 10/01/2052	2,056,467
1,858,214	5.00%, 10/01/2052	1,846,881
781,960	4.50%, 11/01/2052	762,301
2,808,503	5.00%, 11/01/2052	2,800,588
671,523	5.50%, 11/01/2052	682,977
1,046,544	4.00%, 12/01/2052	987,979
2,509,892	5.50%, 12/01/2052	2,546,128
1,708,200	6.00%, 12/01/2052	1,762,635
639,647	4.00%, 01/01/2053	605,897
943,696	4.50%, 01/01/2053	914,097
1,310,989	5.50%, 01/01/2053	1,327,099
412,119	6.00%, 01/01/2053	425,784
389,896	6.50%, 01/01/2053	403,089
682,662	5.50%, 02/01/2053	694,735
387,169	6.00%, 02/01/2053	400,925
225,302	7.00%, 02/01/2053	236,933
532,476	6.50%, 03/01/2053	551,643
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,903,114	5.00%, 04/01/2053	$ 1,885,968
1,281,664	5.50%, 04/01/2053	1,292,437
559,422	6.00%, 04/01/2053	572,729
190,519	6.50%, 04/01/2053	198,455
397,886	4.00%, 05/01/2053	375,736
1,382,509	5.00%, 05/01/2053	1,370,666
789,524	5.50%, 05/01/2053	795,260
1,778,619	6.00%, 05/01/2053	1,832,406
709,415	6.50%, 05/01/2053	738,157
1,018,750	4.00%, 06/01/2053	961,734
1,664,528	5.00%, 06/01/2053	1,649,446
624,088	4.50%, 07/01/2053	603,162
792,625	5.00%, 07/01/2053	790,746
545,236	5.50%, 07/01/2053	553,003
962,102	6.00%, 07/01/2053	989,591
746,387	6.50%, 07/01/2053	773,030
4,641,145	5.50%, 08/01/2053	4,711,351
347,637	6.00%, 08/01/2053	359,922
542,513	6.50%, 08/01/2053	571,769
559,088	5.50%, 09/01/2053	569,370
2,161,571	6.00%, 09/01/2053	2,208,763
537,307	6.00%, 10/01/2053	550,632
1,296,827	6.50%, 10/01/2053	1,345,174
2,146,780	5.00%, 11/01/2053	2,124,104
954,369	5.50%, 11/01/2053	973,203
1,250,537	6.00%, 11/01/2053	1,292,617
2,178,083	6.50%, 11/01/2053	2,255,922
3,605,617	6.00%, 12/01/2053	3,697,067
1,217,302	6.50%, 12/01/2053	1,260,300
377,434	7.00%, 12/01/2053	397,020
213,531	7.50%, 12/01/2053	226,739
312,851	5.50%, 01/01/2054	315,019
1,036,618	6.50%, 01/01/2054	1,072,996
1,956,245	7.00%, 01/01/2054	2,070,060
106,198	7.50%, 01/01/2054	112,804
645,228	4.50%, 02/01/2054	624,549
1,036,146	6.50%, 02/01/2054	1,086,224
375,299	7.00%, 02/01/2054	394,337
178,131	7.50%, 02/01/2054	189,162
3,627,421	5.50%, 03/01/2054	3,665,971
631,024	6.50%, 03/01/2054	664,861
1,031,879	4.00%, 04/01/2054	974,122
567,049	7.00%, 06/01/2054	598,778
512,561	4.50%, 07/01/2054	494,900
4,067,841	6.00%, 08/01/2054	4,150,078
1,079,242	6.50%, 08/01/2054	1,115,760
7,805,723	6.00%, 09/01/2054	7,977,182
3,027,974	5.50%, 10/01/2054	3,043,711
7,571,306	5.00%, 11/01/2054	7,472,979
1,036,843	4.00%, 12/01/2054	981,366
1,396,445	4.50%, 12/01/2054	1,353,194
2,518,821	5.00%, 12/01/2054	2,486,045
3,596,063	5.50%, 12/01/2054	3,614,204
6,553,439	6.00%, 12/01/2054	6,681,116
1,698,189	5.00%, 01/01/2055	1,684,294
3,651,841	5.50%, 01/01/2055	3,670,243
1,544,931	6.50%, 01/01/2055	1,597,207
613,877	6.50%, 02/01/2055	634,649

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 898,836	6.00%, 03/01/2055	$ 916,244
628,591	6.50%, 04/01/2055	649,861
540,095	7.00%, 06/01/2055	567,497
2,093,524	6.00%, 08/01/2055	2,152,957
283,758	4.00%, 09/01/2055	267,872
1,144,400	6.50%, 09/01/2055	1,183,124
528,181	7.00%, 10/01/2055	554,979
1,696,932	5.50%, 12/01/2055	1,705,460
5,998,817	5.50%, 01/01/2056	6,029,998
934,617	6.50%, 01/01/2056	966,796
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2017-M4 Class A2
628,353	2.56%, 12/25/2026(d)	621,419
	Series 2017-M5 Class A2
330,641	3.02%, 04/25/2029(d)	321,348
	Series 2018-M12 Class A2
314,926	3.65%, 08/25/2030(d)	308,260
	Series 2018-M14 Class A2
1,316,535	3.58%, 08/25/2028(d)	1,300,241
	Series 2019-M1 Class A2
1,408,480	3.56%, 09/25/2028(d)	1,390,890
	Series 2019-M22 Class A2
1,748,522	2.52%, 08/25/2029	1,662,174
	Series 2020-M1 Class A2
650,000	2.44%, 10/25/2029	613,798
	Series 2021-M12 Class 2A2
1,000,000	2.13%, 05/25/2033(d)	847,316
	Government National Mortgage Association
51,879	5.00%, 11/15/2033	52,528
10,599	5.50%, 12/15/2035	10,879
14,584	5.00%, 12/20/2035	14,807
30,114	6.00%, 01/20/2036	31,548
34,979	5.50%, 02/20/2036	36,094
200,532	2.50%, 05/20/2036	190,755
93,066	2.00%, 06/20/2036	86,091
133,475	2.00%, 12/20/2036	124,119
210,950	5.00%, 06/15/2039	215,353
69,878	4.00%, 05/20/2040	67,450
60,647	4.50%, 07/20/2040	60,142
59,030	4.50%, 09/20/2040	58,499
238,105	4.00%, 10/15/2040	227,326
372,336	4.50%, 07/20/2041	369,042
111,769	4.00%, 09/15/2041	107,240
23,964	4.50%, 12/20/2041	23,749
479,830	2.50%, 12/20/2042	426,829
133,702	3.00%, 02/15/2043	122,096
970,945	3.50%, 02/20/2043	914,211
538,185	3.50%, 09/20/2043	508,682
1,430,130	3.50%, 06/20/2044	1,344,499
534,916	3.50%, 10/20/2044	503,599
428,296	4.50%, 11/20/2044	423,294
568,061	4.00%, 02/20/2045	545,439
523,176	3.00%, 06/20/2045	474,818
742,543	3.50%, 07/20/2045	698,954
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 403,263	3.00%, 08/20/2045	$ 365,119
409,397	4.00%, 08/20/2045	389,228
924,854	3.50%, 10/20/2045	870,560
370,337	3.50%, 12/20/2045	348,156
389,002	3.50%, 02/20/2046	366,170
127,869	4.00%, 03/20/2046	122,540
527,649	3.00%, 07/20/2046	478,364
488,150	3.00%, 08/20/2046	442,528
1,605,421	3.00%, 09/20/2046	1,453,004
1,328,506	3.50%, 10/20/2046	1,249,833
1,975,461	3.00%, 12/20/2046	1,787,749
717,838	3.50%, 12/20/2046	674,116
2,683,351	3.00%, 01/20/2047	2,432,290
861,519	4.50%, 02/20/2047	851,416
3,458,138	3.50%, 04/20/2047	3,251,518
389,445	4.00%, 06/20/2047	372,337
439,663	3.50%, 07/20/2047	413,029
470,447	3.50%, 08/20/2047	443,401
465,343	4.00%, 09/20/2047	439,564
338,240	4.50%, 11/15/2047	330,012
1,685,030	3.00%, 02/20/2048	1,522,970
273,248	4.00%, 02/20/2048	260,896
499,555	4.00%, 03/20/2048	476,883
421,524	4.50%, 03/20/2048	415,798
99,982	5.00%, 11/20/2048	100,873
1,913,255	4.00%, 12/20/2048	1,821,834
962,014	4.50%, 12/20/2048	946,568
352,453	4.00%, 02/20/2049	335,290
198,346	4.50%, 03/20/2049	195,041
696,556	3.50%, 04/20/2049	650,424
251,347	3.50%, 05/20/2049	235,268
1,424,561	4.00%, 05/20/2049	1,347,654
112,884	2.50%, 08/20/2049	97,911
420,061	3.50%, 09/20/2049	392,408
497,611	2.50%, 10/20/2049	430,864
1,266,447	3.00%, 10/20/2049	1,137,200
1,505,213	3.00%, 11/20/2049	1,347,831
107,483	5.00%, 11/20/2049	108,507
460,285	3.00%, 12/20/2049	412,311
1,031,758	3.00%, 01/20/2050	912,792
339,215	2.50%, 02/20/2050	293,024
797,418	3.00%, 02/20/2050	714,818
2,820,250	2.50%, 03/20/2050	2,437,558
1,285,581	3.50%, 04/20/2050	1,199,392
214,845	5.00%, 04/20/2050	216,885
1,458,589	2.50%, 06/20/2050	1,256,692
855,051	4.00%, 06/20/2050	811,675
611,243	3.00%, 07/20/2050	547,149
2,297,615	2.00%, 08/20/2050	1,899,142
4,966,749	2.50%, 08/20/2050	4,275,898
1,445,217	3.00%, 08/20/2050	1,294,625
1,632,197	3.50%, 08/20/2050	1,516,755
143,421	4.00%, 08/20/2050	135,227
340,239	2.50%, 09/20/2050	293,228
479,596	3.50%, 09/20/2050	446,899
3,275,254	2.00%, 10/20/2050	2,708,779
1,092,615	2.50%, 10/20/2050	941,312
2,234,190	3.00%, 10/20/2050	1,997,848

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,643,169	2.50%, 11/20/2050	$ 1,423,635
915,221	3.50%, 11/20/2050	854,147
5,173,606	2.00%, 12/20/2050	4,276,353
2,900,659	2.50%, 12/20/2050	2,497,173
1,493,931	2.00%, 01/20/2051	1,226,096
890,616	2.50%, 01/20/2051	767,549
855,588	3.00%, 01/20/2051	767,772
600,538	4.00%, 01/20/2051	570,096
1,379,951	2.00%, 02/20/2051	1,140,628
101,039	2.50%, 02/20/2051	87,007
3,240,714	2.00%, 03/20/2051	2,678,681
2,677,361	2.50%, 03/20/2051	2,304,801
754,642	1.50%, 04/20/2051	597,827
1,608,429	2.00%, 04/20/2051	1,329,481
1,197,148	2.00%, 05/20/2051	989,528
835,259	2.50%, 05/20/2051	719,082
894,621	3.00%, 05/20/2051	799,253
1,753,155	2.50%, 06/20/2051	1,509,298
540,125	3.00%, 06/20/2051	482,635
354,150	3.50%, 06/20/2051	330,308
744,982	2.50%, 07/20/2051	641,316
596,841	3.00%, 07/20/2051	533,487
991,426	2.00%, 08/20/2051	819,484
600,640	2.50%, 08/20/2051	517,060
1,600,274	3.00%, 08/20/2051	1,429,683
4,176,353	2.00%, 09/20/2051	3,452,053
5,062,268	2.50%, 09/20/2051	4,359,684
1,003,428	2.00%, 10/20/2051	829,404
2,152,285	2.50%, 10/20/2051	1,852,892
992,624	3.00%, 10/20/2051	887,251
75,934	5.00%, 10/20/2051	76,001
2,085,839	2.00%, 11/20/2051	1,724,094
959,367	2.50%, 11/20/2051	825,913
1,445,357	3.00%, 11/20/2051	1,291,280
1,250,130	3.50%, 11/20/2051	1,158,244
4,780,616	2.00%, 12/20/2051	3,951,519
10,169,649	2.50%, 12/20/2051	8,754,958
8,140,303	2.00%, 01/20/2052	6,728,540
584,403	2.50%, 01/20/2052	503,110
1,545,676	3.00%, 01/20/2052	1,380,905
1,831,283	2.00%, 02/20/2052	1,513,685
820,926	2.50%, 02/20/2052	706,730
1,298,293	3.00%, 02/20/2052	1,159,893
3,432,847	2.00%, 03/20/2052	2,837,492
279,350	3.00%, 03/20/2052	249,571
974,476	3.50%, 03/20/2052	900,666
3,666,431	2.50%, 04/20/2052	3,156,405
2,527,995	3.00%, 04/20/2052	2,258,507
780,257	3.50%, 04/20/2052	722,607
1,703,358	4.00%, 04/20/2052	1,610,075
1,605,013	3.00%, 05/20/2052	1,433,916
1,312,160	3.50%, 05/20/2052	1,213,589
2,442,770	3.50%, 06/20/2052	2,259,265
2,130,832	4.00%, 06/20/2052	2,014,820
2,052,680	4.50%, 06/20/2052	1,999,543
1,485,078	3.50%, 07/20/2052	1,373,286
834,031	5.50%, 07/20/2052	846,311
219,495	4.50%, 08/20/2052	213,779
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,425,993	5.00%, 08/20/2052	$ 2,421,428
379,096	3.50%, 09/20/2052	349,795
1,640,633	4.00%, 09/20/2052	1,552,381
1,409,804	4.50%, 09/20/2052	1,372,873
292,158	5.50%, 09/20/2052	297,055
1,799,462	4.00%, 10/20/2052	1,704,656
4,550,096	4.50%, 10/20/2052	4,433,008
1,181,787	5.00%, 10/20/2052	1,175,944
1,378,346	3.50%, 11/20/2052	1,274,373
721,773	4.00%, 11/20/2052	682,105
1,517,905	4.50%, 11/20/2052	1,477,675
441,343	5.00%, 11/20/2052	440,243
668,158	5.50%, 11/20/2052	678,728
271,277	4.50%, 12/20/2052	264,087
1,355,818	5.00%, 12/20/2052	1,348,629
966,132	5.50%, 12/20/2052	980,636
304,569	6.00%, 12/20/2052	312,153
1,022,893	4.00%, 01/20/2053	966,679
1,082,531	5.00%, 01/20/2053	1,079,506
1,419,690	6.00%, 01/20/2053	1,454,466
381,330	6.50%, 01/20/2053	397,857
955,153	4.00%, 02/20/2053	902,848
464,823	4.50%, 02/20/2053	452,043
205,079	5.50%, 02/20/2053	207,599
759,341	5.00%, 04/20/2053	755,064
3,046,922	5.50%, 04/20/2053	3,092,593
163,814	6.00%, 04/20/2053	167,628
263,768	6.50%, 04/20/2053	275,110
1,810,658	4.50%, 05/20/2053	1,759,330
2,597,999	5.00%, 05/20/2053	2,587,549
141,340	6.50%, 05/20/2053	147,174
288,759	3.00%, 06/20/2053	259,050
289,858	4.50%, 06/20/2053	281,366
199,619	5.00%, 06/20/2053	198,698
767,832	5.50%, 06/20/2053	778,876
387,715	6.50%, 06/20/2053	404,174
1,964,327	5.00%, 07/20/2053	1,953,598
1,859,191	5.50%, 07/20/2053	1,883,666
795,496	6.00%, 07/20/2053	813,699
399,617	6.50%, 07/20/2053	416,472
341,617	4.50%, 08/20/2053	331,925
325,312	5.00%, 08/20/2053	323,528
1,229,688	6.00%, 08/20/2053	1,258,194
2,697,931	5.50%, 09/20/2053	2,728,892
1,663,853	6.00%, 09/20/2053	1,699,227
137,865	6.50%, 09/20/2053	143,552
1,205,833	6.00%, 10/20/2053	1,227,935
157,097	6.50%, 10/20/2053	163,541
288,821	7.00%, 10/20/2053	300,678
81,006	7.50%, 10/20/2053	84,121
343,945	5.00%, 11/20/2053	342,606
282,122	6.50%, 11/20/2053	293,364
424,051	6.50%, 12/20/2053	440,972
314,536	7.00%, 12/20/2053	327,450
895,599	3.00%, 01/20/2054	803,641
1,483,813	5.50%, 01/20/2054	1,507,800
399,348	6.50%, 01/20/2054	415,600
1,948,534	4.50%, 04/20/2054	1,885,192

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 878,337	5.00%, 04/20/2054	$ 872,381
103,979	6.50%, 04/20/2054	108,183
800,152	5.50%, 05/20/2054	810,194
446,906	6.50%, 06/20/2054	466,591
1,152,106	6.00%, 07/20/2054	1,173,665
645,306	6.50%, 07/20/2054	671,161
2,974,831	5.00%, 08/20/2054	2,950,695
567,643	6.00%, 08/20/2054	578,185
880,911	5.00%, 09/20/2054	873,674
2,216,756	5.50%, 09/20/2054	2,239,913
2,987,806	6.00%, 09/20/2054	3,042,871
237,445	6.50%, 09/20/2054	246,915
796,680	7.00%, 09/20/2054	828,245
1,040,612	4.00%, 10/20/2054	978,076
958,473	4.50%, 10/20/2054	927,166
2,858,209	5.00%, 10/20/2054	2,834,434
5,257,067	5.50%, 10/20/2054	5,299,013
1,456,647	6.00%, 10/20/2054	1,483,287
984,692	4.50%, 11/20/2054	953,134
2,875,536	5.00%, 11/20/2054	2,851,544
1,629,301	5.50%, 11/20/2054	1,645,121
981,592	6.50%, 11/20/2054	1,020,190
2,002,972	4.50%, 12/20/2054	1,937,547
4,369,403	5.00%, 12/20/2054	4,332,834
7,255,132	5.50%, 12/20/2054	7,323,245
4,180,589	6.00%, 12/20/2054	4,259,743
1,553,664	4.50%, 01/20/2055	1,502,928
954,128	5.00%, 01/20/2055	946,119
1,499,342	5.50%, 01/20/2055	1,510,905
291,110	6.00%, 01/20/2055	296,404
1,543,262	5.50%, 02/20/2055	1,555,164
897,947	6.00%, 03/20/2055	914,315
3,750,782	5.00%, 04/20/2055	3,719,007
1,921,476	5.50%, 06/20/2055	1,936,320
341,284	6.50%, 06/20/2055	354,670
2,644,395	5.00%, 07/20/2055	2,621,156
968,614	5.50%, 07/20/2055	975,898
897,915	6.00%, 07/20/2055	913,556
923,241	6.50%, 08/20/2055	959,454
390,615	6.00%, 09/20/2055	397,315
599,258	6.00%, 10/20/2055	610,425
117,832	7.00%, 10/20/2055	121,984
406,918	5.50%, 12/20/2055	409,841
178,246	6.50%, 12/20/2055	185,883
		1,200,457,303
TOTAL MORTGAGE-BACKED SECURITIES — 24.90% (Cost $1,296,443,267)		$1,230,569,851
MUNICIPAL BONDS AND NOTES
750,000	City of Houston Texas Combined Utility System Revenue Series B, RB 3.83%, 05/15/2028	749,351
2,000,000	Port of Morrow Oregon, RB 2.99%, 09/01/2036	1,705,610
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 794,020	State of Illinois, GO 5.10%, 06/01/2033	$ 808,795
990,000	University of North Carolina at Chapel Hill, RB 3.85%, 12/01/2034	954,030
TOTAL MUNICIPAL BONDS AND NOTES — 0.08% (Cost $4,549,064)		$4,217,786
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
4,000,000	1.00%, 10/07/2026	3,943,253
1,000,000	1.25%, 12/21/2026	982,245
5,000,000	3.25%, 11/16/2028	4,929,448
	Federal National Mortgage Association
5,000,000	2.13%, 04/24/2026	4,994,574
4,000,000	0.88%, 08/05/2030	3,515,548
	Tennessee Valley Authority
1,000,000	1.50%, 09/15/2031(a)	874,838
1,200,000	4.88%, 05/15/2035	1,233,208
1,000,000	4.25%, 09/15/2052	844,056
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.43% (Cost $21,639,360)		$21,317,170
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
39,310,000	0.50%, 04/30/2027	37,958,354
17,000,000	2.38%, 05/15/2027	16,733,047
18,000,000	3.88%, 05/31/2027	18,011,953
49,630,000	0.50%, 06/30/2027	47,640,923
35,000,000	3.25%, 06/30/2027	34,756,641
10,000,000	2.25%, 08/15/2027	9,789,063
27,860,000	3.75%, 08/15/2027	27,825,175
34,770,000	0.38%, 09/30/2027	33,030,141
12,600,000	3.50%, 09/30/2027	12,538,477
15,000,000	0.50%, 10/31/2027	14,236,523
12,900,000	4.13%, 11/15/2027	12,955,430
13,000,000	0.63%, 12/31/2027	12,299,727
15,000,000	4.25%, 01/15/2028	15,106,055
8,000,000	2.75%, 02/15/2028	7,846,562
26,000,000	1.13%, 02/29/2028	24,717,266
22,500,000	1.25%, 04/30/2028	21,353,027
18,800,000	2.88%, 05/15/2028	18,442,359
24,380,000	1.25%, 05/31/2028	23,088,622
18,030,000	1.25%, 06/30/2028	17,041,167
17,900,000	4.00%, 06/30/2028	17,974,816
36,500,000	1.00%, 07/31/2028	34,227,304
30,500,000	4.13%, 07/31/2028	30,709,688
6,500,000	3.63%, 08/15/2028	6,472,324
30,474,000	1.13%, 08/31/2028	28,593,183
31,000,000	4.63%, 09/30/2028	31,593,359
32,000,000	4.88%, 10/31/2028	32,816,250

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$22,000,000	3.13%, 11/15/2028	$ 21,616,719
33,000,000	1.38%, 12/31/2028	30,909,140
28,500,000	4.00%, 01/31/2029	28,629,140
29,700,000	2.63%, 02/15/2029	28,734,750
37,000,000	2.38%, 03/31/2029	35,486,758
41,000,000	4.13%, 03/31/2029	41,341,132
29,500,000	2.38%, 05/15/2029	28,243,945
29,000,000	2.75%, 05/31/2029	28,059,765
18,500,000	3.25%, 06/30/2029	18,163,965
15,000,000	4.25%, 06/30/2029	15,181,641
24,600,000	4.00%, 07/31/2029	24,709,546
72,080,000	1.63%, 08/15/2029	67,076,635
28,500,000	3.13%, 08/31/2029	27,828,691
7,100,000	3.63%, 08/31/2029	7,045,641
12,000,000	4.00%, 10/31/2029	12,047,813
49,000,000	3.88%, 12/31/2029	48,967,461
4,000,000	4.38%, 12/31/2029	4,067,656
41,700,000	4.00%, 02/28/2030	41,858,004
34,500,000	3.88%, 04/30/2030	34,462,266
49,850,000	0.63%, 05/15/2030	43,665,484
11,500,000	3.75%, 06/30/2030	11,425,430
7,200,000	3.88%, 06/30/2030	7,189,031
48,678,000	0.63%, 08/15/2030	42,273,801
3,400,000	3.63%, 09/30/2030	3,357,633
66,020,000	0.88%, 11/15/2030	57,540,556
10,000,000	3.50%, 11/30/2030	9,816,016
20,000,000	3.75%, 12/31/2030	19,828,906
20,000,000	4.00%, 01/31/2031	20,040,625
4,680,000	3.50%, 02/28/2031	4,589,325
14,770,000	4.63%, 05/31/2031	15,207,907
13,000,000	4.25%, 06/30/2031	13,164,023
15,700,000	4.13%, 07/31/2031	15,801,805
19,300,000	1.25%, 08/15/2031	16,751,043
15,350,000	3.75%, 08/31/2031	15,159,324
7,200,000	3.63%, 09/30/2031	7,063,594
6,060,000	1.38%, 11/15/2031	5,255,156
7,000,000	4.50%, 12/31/2031	7,166,250
23,200,000	4.38%, 01/31/2032	23,595,125
8,500,000	1.88%, 02/15/2032	7,537,441
29,300,000	4.00%, 04/30/2032	29,191,269
15,800,000	2.88%, 05/15/2032	14,776,703
54,250,000	4.00%, 07/31/2032	53,976,631
5,000,000	2.75%, 08/15/2032	4,624,414
20,150,000	3.88%, 09/30/2032	19,887,105
1,290,000	3.88%, 12/31/2032	1,271,305
23,800,000	3.50%, 02/15/2033	22,900,063
60,560,000	3.38%, 05/15/2033	57,690,497
11,900,000	3.88%, 08/15/2033	11,681,988
17,200,000	4.50%, 11/15/2033	17,556,093
7,000,000	4.00%, 02/15/2034	6,904,844
17,070,000	4.38%, 05/15/2034	17,250,035
8,800,000	3.88%, 08/15/2034	8,576,219
12,620,000	4.25%, 11/15/2034	12,616,549
13,100,000	4.63%, 02/15/2035	13,440,805
19,490,000	4.25%, 05/15/2035	19,438,230
25,000,000	4.25%, 08/15/2035	24,906,250
11,430,000	4.00%, 11/15/2035	11,149,608
19,110,000	1.13%, 05/15/2040	12,037,807
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$15,300,000	1.13%, 08/15/2040	$ 9,537,996
7,500,000	1.38%, 11/15/2040	4,831,055
21,500,000	1.88%, 02/15/2041	14,894,629
35,901,000	1.75%, 08/15/2041	24,001,782
4,000,000	2.00%, 11/15/2041	2,766,250
14,500,000	2.38%, 02/15/2042	10,566,309
19,000,000	3.25%, 05/15/2042	15,655,704
22,500,000	3.38%, 08/15/2042	18,793,652
22,500,000	3.13%, 02/15/2043	18,014,941
11,400,000	3.88%, 05/15/2043	10,103,695
7,900,000	4.75%, 11/15/2043	7,804,953
7,400,000	4.63%, 05/15/2044	7,176,555
23,100,000	4.13%, 08/15/2044	20,957,836
27,400,000	3.00%, 11/15/2044	20,980,266
1,900,000	4.63%, 11/15/2044	1,838,473
10,000,000	2.50%, 02/15/2045	7,012,891
14,320,000	4.75%, 02/15/2045	14,070,519
16,000,000	4.88%, 08/15/2045	15,947,500
5,000,000	4.63%, 11/15/2045	4,822,656
18,190,000	2.50%, 02/15/2046	12,549,679
4,500,000	3.00%, 02/15/2047	3,352,852
2,100,000	2.75%, 11/15/2047	1,481,238
10,700,000	1.38%, 08/15/2050	5,232,133
10,000,000	1.63%, 11/15/2050	5,217,578
12,500,000	1.88%, 02/15/2051	6,940,918
28,976,000	2.00%, 08/15/2051	16,497,078
15,290,000	1.88%, 11/15/2051	8,399,347
12,000,000	2.25%, 02/15/2052	7,231,875
16,500,000	2.88%, 05/15/2052	11,443,008
31,400,000	3.00%, 08/15/2052	22,320,985
21,500,000	3.63%, 02/15/2053	17,255,429
22,000,000	3.63%, 05/15/2053	17,640,391
16,500,000	4.13%, 08/15/2053	14,469,727
4,100,000	4.25%, 02/15/2054	3,672,703
3,800,000	4.63%, 05/15/2054	3,623,211
18,000,000	4.25%, 08/15/2054	16,121,250
12,700,000	4.50%, 11/15/2054	11,864,578
17,750,000	4.63%, 02/15/2055	16,929,756
17,600,000	4.75%, 05/15/2055	17,137,313
14,311,000	4.75%, 08/15/2055	13,946,517
14,960,000	4.63%, 11/15/2055	14,293,813
14,320,000	4.75%, 02/15/2056	13,966,475
TOTAL U.S. TREASURY BONDS AND NOTES — 47.14% (Cost $2,431,226,407)		$2,329,858,510

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER BOND INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
18,613,762	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 3.60%(f)	$ 18,613,762
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.38% (Cost $18,613,762)		$18,613,762
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.32%
$65,449,000	Federal Home Loan Bank(g) 3.55%, 04/01/2026	65,449,000
TOTAL SHORT TERM INVESTMENTS — 1.32% (Cost $65,449,000)		$65,449,000
TOTAL INVESTMENTS — 100.60% (Cost $5,197,209,763)		$4,972,593,694
OTHER ASSETS & LIABILITIES, NET — (0.60)%		$(29,892,214)
TOTAL NET ASSETS — 100.00%		$4,942,701,480
(a)	All or a portion of the security is on loan as of March 31, 2026.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $15,301,594, representing 0.31% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2026.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.04%
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority, RB 4.28%, 02/01/2036	$ 338,934
Non-Agency — 8.09%
495,000	Affirm Asset Securitization Trust(b) Series 2024-B Class A 4.62%, 09/15/2029	495,948
	AGL Ltd(b)(c)
	Series 2024-34A Class A1
1,625,000	5.01%, 01/22/2038 3-mo. SOFR + 1.34%	1,625,098
	Series 2025-44A Class A
1,500,000	4.98%, 10/22/2037 3-mo. SOFR + 1.15%	1,494,000
255,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	256,196
925,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	934,026
195,000	AMSR Trust(b) Series 2024-SFR2 Class A 4.15%, 11/17/2041	190,337
100,000	Amur Equipment Finance Receivables XIII LLC(b) Series 2024-1A Class B 5.37%, 01/21/2031	101,493
290,000	Amur Equipment Finance Receivables XV LLC(b) Series 2025-1A Class B 5.18%, 11/20/2031	294,407
250,000	Ares European XXI Designated Activity Co(b)(c) Series 21A Class B EUR, 3.72%, 04/15/2038 3-mo. EURIBOR + 1.70%	286,545
500,000	Arini European VII Designated Activity Co(b)(c) Series 7A Class B EUR, 3.90%, 01/15/2039 3-mo. EURIBOR + 1.80%	575,136
191,045	Auxilior Term Funding LLC(b) Series 2024-1A Class A3 5.49%, 07/15/2031	193,444
245,000	Avis Budget Rental Car Funding AESOP LLC(b) Series 2024-3A Class A 5.23%, 12/20/2030	249,056
1,275,000	Bain Capital Credit Ltd(b)(c) Series 2019-1A Class BR3 5.06%, 04/19/2034 3-mo. SOFR + 1.40%	1,274,498
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,100,000	4.72%, 02/15/2029	$ 1,100,217
	Series 2025-1 Class A
725,000	3.97%, 07/15/2031	722,020
455,000	Battalion XXV Ltd(b)(c) Series 2024-25A Class B 5.87%, 03/13/2037 3-mo. SOFR + 2.20%	455,000
275,000	Benefit Street Partners XXXI Ltd(b)(c) Series 2023-31A Class BR 5.42%, 04/25/2038 3-mo. SOFR + 1.75%	275,588
410,000	BlueMountain XXIV Ltd(b)(c) Series 2019-24A Class AR 5.03%, 04/20/2034 3-mo. SOFR + 1.36%	409,586
375,000	Bridgecrest Lending Auto Securitization Trust Series 2025-4 Class B 4.30%, 08/15/2031	374,248
	Carlyle Global Market Strategies Ltd(b)(c)
	Series 2021-1A Class A1AR
550,000	5.04%, 01/15/2040 3-mo. SOFR + 1.37%	550,315
	Series 2021-8A Class A1R
1,125,000	4.94%, 10/15/2038 3-mo. SOFR + 1.27%	1,125,341
	Series 2022-3A Class A1R2
1,890,000	4.83%, 04/20/2039 3-mo. SOFR + 1.16%	1,885,850
	Series 2025-3A Class A
1,350,000	5.05%, 07/25/2038 3-mo. SOFR + 1.38%	1,351,716
64,522	Cascade MH Asset Trust(b) Series 2021-MH1 Class A1 1.75%, 02/25/2046	58,857
	CBAMR Ltd(b)(c)
	Series 2017-4A Class A1R
1,400,000	5.09%, 03/31/2038 3-mo. SOFR + 1.42%	1,401,644
	Series 2020-12A Class A1R2
890,000	4.92%, 01/20/2039 3-mo. SOFR + 1.25%	892,608
520,000	CCG Receivables Trust(b) Series 2025-2 Class B 4.58%, 08/15/2034	519,823
435,000	Cedar Funding IX Ltd(b)(c) Series 2018-9A Class AR 5.09%, 07/20/2037 3-mo. SOFR + 1.42%	435,181
	CF Hippolyta Issuer LLC(b)
	Series 2020-1 Class A1
106,588	1.69%, 07/15/2060	89,305
	Series 2020-1 Class A2
85,412	1.99%, 07/15/2060	69,464

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-1A Class A1
92,453	1.53%, 03/15/2061	$ 74,367
	Series 2022-1A Class A1
96,102	5.97%, 08/15/2062	95,498
625,000	Citibank Credit Card Issuance Trust Series 2025-A2 Class A 4.49%, 06/21/2032	631,329
85,389	Commercial Equipment Finance LLC(b) Series 2024-1A Class A 5.97%, 07/16/2029	85,899
172,609	COOPR Residential Mortgage Trust(b)(d) Series 2026-CES1 Class A1A 4.87%, 01/01/2061	171,162
425,000	Credit Acceptance Auto Loan Trust(b) Series 2024-2A Class B 6.11%, 08/15/2034	433,889
600,000	CVC Cordatus Loan Fund III Designated Activity Co(b)(c) Series 3A Class B1R3 EUR, 3.69%, 05/26/2038 3-mo. EURIBOR + 1.65%	687,186
510,347	DB Master Finance LLC(b) Series 2021-1A Class A23 2.79%, 11/20/2051	451,170
	Domino's Pizza Master Issuer LLC(b)
	Series 2019-1A Class A2
100,800	3.67%, 10/25/2049	96,792
	Series 2021-1A Class A2I
515,425	2.66%, 04/25/2051	487,709
255,000	Elmwood Ltd(b)(c) Series 2023-2A Class BR 5.42%, 04/16/2036 3-mo. SOFR + 1.75%	255,119
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A3
119,021	4.67%, 08/15/2028	119,141
	Series 2025-3A Class A3
550,000	4.78%, 07/16/2029	552,134
	Series 2025-4A Class B
170,000	4.40%, 05/15/2030	169,807
500,000	Fidelity Grand Harbour Designated Activity Co(b)(c) 2023-1A Class B1R EUR, 3.73%, 02/15/2038 3-mo. EURIBOR + 1.75%	573,841
144,313	FIGRE Trust (b)(e) Series 2026-HE1 Class A 4.98%, 01/25/2056	143,127
	FirstKey Homes Trust(b)
	Series 2022-SFR1 Class A
138,789	4.15%, 05/19/2039	138,193
	Series 2022-SFR2 Class A
486,073	4.25%, 07/17/2039	483,743
Principal Amount(a)		Fair Value
Non-Agency — (continued)
625,000	Ford Credit Auto Owner Trust(b)(d) Series 2024-1 Class A 4.87%, 08/15/2036	$ 634,046
380,000	GLS Auto Receivables Issuer Trust(b) Series 2025-1A Class B 4.98%, 07/16/2029	382,567
130,000	GM Financial Revolving Receivables Trust(b) Series 2024-1 Class B 5.23%, 12/11/2036	132,469
500,000	GMF Floorplan Owner Revolving Trust(b) Series 2023-1 Class A1 5.34%, 06/15/2028	501,432
900,000	GoldenTree Loan Management US Ltd(b) Series 2026-29A Class A 4.90%, 04/20/2039 3-mo. SOFR + 1.23%	900,000
80,000	GreatAmerica Leasing Receivables Funding LLC(b) Series 2024-1 Class B 5.18%, 12/16/2030	81,065
410,000	GreenSky Home Improvement Issuer Trust(b) Series 2025-3A Class B 4.66%, 12/27/2060	409,260
500,000	Harvest Designated Activity Co(b)(c) Series 37A Class B EUR, 3.96%, 01/15/2039 3-mo. EURIBOR + 1.85%	575,034
190,000	Hertz Vehicle Financing III LLC(b) Series 2025-2A Class A 5.13%, 09/25/2031	191,447
526,074	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	530,646
96,286	JPMorgan Mortgage Trust(b)(c) Series 2023-HE3 Class A1 5.27%, 05/20/2054 1-mo. SOFR + 1.60%	96,426
2,425,000	Madison Park Funding LXV Ltd(b)(c) Series 2025-65A Class A1 4.97%, 07/16/2038 3-mo. SOFR + 1.30%	2,426,695
1,600,000	Magnetite XLVII Ltd(b)(c) Series 2024-47A Class A 5.00%, 01/25/2038 3-mo. SOFR + 1.33%	1,601,901
	Navient Private Education Refi Loan Trust(b)
	Series 2021-EA Class A
105,411	0.97%, 12/16/2069	94,328
	Series 2021-FA Class A
144,394	1.11%, 02/18/2070	128,740
	Series 2023-A Class A
175,921	5.51%, 10/15/2071	177,903

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
71,353	Nissan Auto Receivables Owner Trust Series 2023-B Class A3 5.93%, 03/15/2028	$ 71,777
	OHA Credit Funding Ltd(b)(c)
	Series 2021-10RA Class A1
1,450,000	4.93%, 07/18/2037 3-mo. SOFR + 1.26%	1,450,218
	Series 2023-15RA Class A
2,350,000	4.96%, 07/20/2038 3-mo. SOFR + 1.29%	2,351,285
810,000	Palmer Square Loan Funding Ltd(b)(c) Series 2024-1A Class A2R 4.81%, 10/15/2032 3-mo. SOFR + 1.15%	809,038
600,000	Penta Designated Activity Co(b)(c) 2021-2A Class BR EUR, 3.67%, 04/15/2038 3-mo. EURIBOR + 1.65%	689,088
1,800,000	Pikes Peak (b)(c) Series 2025-19A Class A1 5.01%, 07/20/2038 3-mo. SOFR + 1.34%	1,800,767
130,000	Prestige Auto Receivables Trust(b) Series 2024-2A Class B 4.56%, 02/15/2029	129,925
	Progress Residential Trust(b)
	Series 2022-SFR3 Class A
132,833	3.20%, 04/17/2039	130,889
	Series 2022-SFR4 Class A
373,320	4.44%, 05/17/2041	368,844
	Series 2022-SFR5 Class A
99,857	4.45%, 06/17/2039	99,410
	Series 2022-SFR7 Class A
165,614	4.75%, 10/27/2039	165,487
	Series 2023-SFR1 Class A
210,414	4.30%, 03/17/2040	208,657
	Series 2024-SFR2 Class A
217,493	3.30%, 04/17/2041	208,553
	Series 2025-SFR1 Class A
373,102	3.40%, 02/17/2042	355,128
	Series 2026-SFR1 Class B
260,000	4.00%, 02/17/2043	246,810
595,000	RAD Ltd(b)(c) Series 2021-12A Class A1AR 4.99%, 07/30/2040 3-mo. SOFR + 1.32%	594,381
	Retained Vantage Data Centers Issuer LLC(b)
	Series 2023-1A Class A2A
455,000	5.00%, 09/15/2048	453,708
	Series 2024-1A Class A2
255,000	4.99%, 09/15/2049	247,930
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	RR Ltd(b)(c)
	Series 2022-23A Class A2R2
540,000	5.32%, 07/15/2037 3-mo. SOFR + 1.65%	$ 541,057
	Series 2023-26A Class A2R
250,000	5.17%, 04/15/2038 3-mo. SOFR + 1.50%	247,703
75,000	Sabey Data Center Issuer LLC(b) Series 2024-1 Class A2 6.00%, 04/20/2049	75,444
467,643	Santander Drive Auto Receivables Trust Series 2025-1 Class A3 4.74%, 01/16/2029	468,484
125,000	SCF Equipment Leasing LLC(b) Series 2024-1A Class A3 5.52%, 01/20/2032	127,026
1,300,000	Sculptor XXXIV Ltd(b)(c) Series 34A Class A1 5.04%, 01/20/2038 3-mo. SOFR + 1.37%	1,299,965
	Securitized Term Auto Receivables Trust(b)
	Series 2025-A Class B
54,624	5.04%, 07/25/2031	54,997
	Series 2025-B Class B
213,663	4.93%, 12/29/2032	215,074
535,000	Sound Point Euro Funding Designated Activity Co(b)(c) Series 14A Class B EUR, 3.63%, 04/20/2039 3-mo. EURIBOR + 1.60%	610,275
	Stack Infrastructure Issuer LLC(b)
	Series 2023-2A Class A2
260,000	5.90%, 07/25/2048	260,594
	Series 2024-1A Class A2
150,000	5.90%, 03/25/2049	151,152
178,990	Stream Innovations Issuer Trust(b) Series 2025-1A Class A 5.05%, 09/15/2045	179,561
85,866	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	83,992
1,350,000	Symphony Ltd(b)(c) Series 2025-52A Class AR 4.82%, 01/20/2036 3-mo. SOFR + 1.15%	1,347,337
1,000,000	Symphony XXV Ltd(b)(c) Series 2021-25A Class AR 4.72%, 04/19/2034 3-mo. SOFR + 1.05%	998,258
437,213	Taco Bell Funding LLC(b) Series 2021-1A Class A23 2.54%, 08/25/2051	379,928

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
310,000	Texas Debt Capital Ltd(b)(c) Series 2023-1A Class BR 5.32%, 07/20/2038 3-mo. SOFR + 1.65%	$ 310,181
	Tricon Residential Trust(b)
	Series 2024-SFR1 Class A
119,830	4.65%, 04/17/2041	118,552
	Series 2024-SFR4 Class A
291,203	4.30%, 11/17/2041	285,295
	Series 2025-SFR1 Class A
286,540	4.77%, 03/17/2042(c) 1-mo. SOFR + 1.10%	286,002
	Series 2026-SFR1 Class A
493,796	4.77%, 02/17/2043(c) 1-mo. SOFR + 1.10%	493,796
610,000	Trinitas XX Ltd(b)(c) Series 2022-20A Class A1R 4.71%, 07/20/2035 3-mo. SOFR + 1.04%	608,102
	Vantage Data Centers LLC(b)
	Series 2024-1A Class A2
540,000	5.10%, 09/15/2054	530,927
	Series 2025-1A Class A2
1,205,000	5.13%, 08/15/2055	1,178,910
300,000	VB-S1 Issuer LLC(b) Series 2024-1A Class C2 5.59%, 05/15/2054	302,150
90,279	VFI ABS LLC(b) Series 2025-1A Class A 4.78%, 06/24/2030	90,560
1,500,000	Warwick Capital Ltd(b)(c) Series 2023-1A Class AR 4.95%, 10/20/2038 3-mo. SOFR + 1.28%	1,497,023
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
178,853	3.88%, 03/15/2048	175,461
	Series 2019-1A Class A2II
144,768	4.08%, 06/15/2049	139,174
408,775	Wingstop Funding LLC(b) Series 2020-1A Class A2 2.84%, 12/05/2050	395,668
1,500,000	Wise Ltd(b)(c) Series 2023-2A Class A1R 4.77%, 04/15/2039 3-mo. SOFR + 1.10%	1,502,184
2,050,000	Wonder Lake Park Ltd(b)(c) Series 2025-1A Class A 4.96%, 07/24/2038 3-mo. SOFR + 1.29%	2,050,879
365,000	Zayo Issuer LLC(b) Series 2025-1A Class A2 5.65%, 03/20/2055	368,340
		61,956,958
TOTAL ASSET-BACKED SECURITIES — 8.13% (Cost $62,155,882)		$62,295,892
Principal Amount(a)		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.18%
	BHP Billiton Finance USA Ltd
45,000	5.13%, 02/21/2032	$ 45,931
95,000	4.90%, 02/28/2033	95,161
	Glencore Funding LLC(b)
375,000	5.37%, 04/04/2029	382,798
120,000	6.38%, 10/06/2030	127,300
425,000	2.63%, 09/23/2031	378,744
75,000	6.50%, 10/06/2033	81,156
75,000	5.63%, 04/04/2034	76,760
220,000	POSCO 5.75%, 01/17/2028	224,392
		1,412,242
Communications — 2.55%
525,000	Airbnb Inc 5.25%, 03/16/2036	525,532
	Alphabet Inc
1,625,000	4.10%, 11/15/2030	1,613,923
295,000	5.35%, 11/15/2045	288,448
465,000	5.30%, 05/15/2065	430,418
80,000	5.75%, 02/15/2066	79,227
315,000	5.70%, 11/15/2075	305,288
665,000	Amazon.com Inc 5.95%, 03/13/2066	667,180
939,000	AppLovin Corp 5.50%, 12/01/2034	931,226
690,000	AT&T Inc 4.35%, 03/01/2029	690,618
420,000	British Telecommunications PLC 9.63%, 12/15/2030	501,649
	Charter Communications Operating LLC / Charter Communications Operating Capital
325,000	3.75%, 02/15/2028	319,319
85,000	6.65%, 02/01/2034	88,666
210,000	6.55%, 06/01/2034	218,012
340,000	6.38%, 10/23/2035	345,264
110,000	3.50%, 03/01/2042	75,299
115,000	5.75%, 04/01/2048	95,910
135,000	5.13%, 07/01/2049	103,650
100,000	3.85%, 04/01/2061	58,401
85,000	4.40%, 12/01/2061	54,593
	Comcast Corp
418,000	5.30%, 06/01/2034	424,314
60,000	3.40%, 07/15/2046	40,921
80,000	3.97%, 11/01/2047	58,868
2,000	4.00%, 11/01/2049	1,450
195,000	2.80%, 01/15/2051	111,550
463,000	2.89%, 11/01/2051	267,644
226,000	2.94%, 11/01/2056	125,196
	Cox Communications Inc(b)
70,000	2.60%, 06/15/2031	61,985
55,000	5.45%, 09/01/2034	52,786
215,000	5.95%, 09/01/2054	187,573
142,000	Expedia Group Inc 3.25%, 02/15/2030	134,181

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Meta Platforms Inc
575,000	3.50%, 08/15/2027	$ 570,778
700,000	4.20%, 11/15/2030	693,208
1,375,000	4.88%, 11/15/2035	1,348,932
5,000	5.50%, 11/15/2045	4,732
45,000	5.63%, 11/15/2055	42,183
395,000	5.55%, 08/15/2064	355,009
435,000	5.75%, 11/15/2065	404,030
	Netflix Inc
390,000	5.88%, 11/15/2028	405,741
805,000	5.38%, 11/15/2029(b)	831,377
400,000	Orange SA(b) 4.25%, 01/13/2031	392,373
	Paramount Global
345,000	4.38%, 03/15/2043	208,645
482,000	5.85%, 09/01/2043	334,637
275,000	4.95%, 05/19/2050	164,167
915,000	Rogers Communications Inc 3.20%, 03/15/2027	903,697
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	80,656
200,000	4.50%, 09/15/2042	150,190
	T-Mobile USA Inc
444,000	3.75%, 04/15/2027	441,252
100,000	2.05%, 02/15/2028	95,917
120,000	2.40%, 03/15/2029	113,224
145,000	2.55%, 02/15/2031	131,763
300,000	2.88%, 02/15/2031	276,637
300,000	3.50%, 04/15/2031	283,734
550,000	5.20%, 01/15/2033	559,842
55,000	3.00%, 02/15/2041	40,212
	Uber Technologies Inc
350,000	4.50%, 08/15/2029(b)	347,035
285,000	4.80%, 09/15/2035	276,551
	Verizon Communications Inc
890,000	4.33%, 09/21/2028	890,264
350,000	2.55%, 03/21/2031	317,754
		19,523,631
Consumer, Cyclical — 1.34%
	AutoNation Inc
75,000	1.95%, 08/01/2028	70,533
500,000	4.75%, 06/01/2030	496,447
	Choice Hotels International Inc
516,000	3.70%, 01/15/2031	484,206
193,000	5.85%, 08/01/2034	194,645
	Ford Motor Credit Co LLC
372,000	5.85%, 05/17/2027	374,740
2,610,000	5.42%, 04/09/2031	2,563,098
	General Motors Financial Co Inc
125,000	2.70%, 08/20/2027	121,810
925,000	5.95%, 04/04/2034	950,449
100,000	Home Depot Inc 3.25%, 04/15/2032	93,342
630,000	Hyatt Hotels Corp 5.50%, 06/30/2034	636,318
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
360,000	Hyundai Capital America(b) 6.20%, 09/21/2030	$ 377,261
	Las Vegas Sands Corp
200,000	5.63%, 06/15/2028	202,604
70,000	6.00%, 06/14/2030	71,998
170,000	Lennar Corp 4.75%, 11/29/2027	170,261
	Lowe's Cos Inc
75,000	3.10%, 05/03/2027	74,105
250,000	1.70%, 09/15/2028	234,948
	Marriott International Inc
275,000	5.00%, 10/15/2027	277,477
167,000	4.88%, 05/15/2029	168,896
675,000	2.85%, 04/15/2031	618,096
340,000	4.50%, 05/01/2033	328,514
65,000	O'Reilly Automotive Inc 5.00%, 08/19/2034	64,281
1,470,000	Royal Caribbean Cruises Ltd 5.25%, 02/27/2038	1,398,433
225,000	Starbucks Corp 4.00%, 11/15/2028	223,167
75,000	Tapestry Inc 5.50%, 03/11/2035	75,129
		10,270,758
Consumer, Non-Cyclical — 4.28%
28,000	AbbVie Inc 4.25%, 11/21/2049	22,730
	Adventist Health System
1,025,000	4.74%, 12/01/2030	1,015,029
175,000	5.76%, 12/01/2034	180,183
675,000	Alcon Finance Corp(b) 3.00%, 09/23/2029	641,341
	Amgen Inc
457,000	5.25%, 03/02/2030	469,265
370,000	5.25%, 03/02/2033	379,704
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
352,000	4.70%, 02/01/2036	342,838
330,000	4.90%, 02/01/2046	297,387
25,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039	31,418
480,000	Ascension Health 4.92%, 11/15/2035	474,275
	Ashtead Capital Inc(b)
200,000	1.50%, 08/12/2026	197,731
377,000	5.80%, 04/15/2034	384,346
150,000	Augusta SpinCo Corp 4.66%, 03/23/2031	149,313
100,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	99,007
800,000	Bacardi-Martini BV(b) 5.55%, 02/01/2030	816,575
	BAT Capital Corp
120,000	5.83%, 02/20/2031	125,577
786,000	6.00%, 02/20/2034	830,760
1,260,000	5.63%, 08/15/2035	1,295,861

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
14,000	4.54%, 08/15/2047	$ 11,367
150,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	137,483
231,000	Bunge Ltd Finance Corp 4.20%, 09/17/2029	228,815
	Campbell's Co
511,000	5.40%, 03/21/2034	495,934
167,000	4.75%, 03/23/2035(f)	153,745
	Cardinal Health Inc
380,000	5.00%, 11/15/2029	385,714
375,000	4.50%, 09/15/2030	373,018
	Cencora Inc
175,000	3.45%, 12/15/2027	172,355
736,000	2.70%, 03/15/2031	671,187
	Centene Corp
275,000	2.50%, 03/01/2031	230,767
115,000	2.63%, 08/01/2031	96,156
200,000	Chapman University 2.07%, 04/01/2031	174,715
	Cigna Group
450,000	5.13%, 05/15/2031	459,267
325,000	4.80%, 08/15/2038	305,563
169,000	Coca-Cola Consolidated Inc 5.45%, 06/01/2034	173,245
	CommonSpirit Health
350,000	4.35%, 09/01/2030	344,679
535,000	4.98%, 09/01/2035	522,036
440,000	6.46%, 11/01/2052	467,040
	Constellation Brands Inc
140,000	3.60%, 02/15/2028(f)	137,973
250,000	2.25%, 08/01/2031	220,515
820,000	Cornell University 4.73%, 06/15/2035	812,691
50,000	CSL Finance PLC(b) 3.85%, 04/27/2027	49,726
	CVS Health Corp
393,000	4.78%, 03/25/2038	362,164
121,000	4.13%, 04/01/2040	101,002
480,000	DP World Crescent Ltd(b) 5.50%, 05/08/2035	471,049
370,000	Element Fleet Management Corp(b) 4.64%, 11/24/2030	364,783
905,000	Elevance Health Inc 4.60%, 09/15/2032	891,335
60,000	GE HealthCare Technologies Inc 5.50%, 06/15/2035	61,226
175,000	General Mills Inc 4.20%, 04/17/2028	174,088
525,000	Global Payments Inc 5.55%, 11/15/2035	505,910
775,000	Haleon US Capital LLC 3.38%, 03/24/2027	767,422
	HCA Inc
700,000	4.50%, 02/15/2027	700,001
220,000	3.50%, 09/01/2030	208,921
620,000	5.45%, 04/01/2031	635,499
	Humana Inc
162,000	5.95%, 03/15/2034	165,205
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
85,000	5.55%, 05/01/2035	$ 84,049
	Icon Investments Six Designated Activity Co
400,000	5.85%, 05/08/2029	407,846
200,000	6.00%, 05/08/2034	202,600
	J M Smucker Co
321,000	5.90%, 11/15/2028	332,008
197,000	6.20%, 11/15/2033	208,737
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
85,000	5.75%, 04/01/2033	87,740
210,000	6.75%, 03/15/2034	230,968
145,000	5.50%, 01/15/2036	145,067
105,000	5.63%, 03/10/2037(b)	104,832
100,000	7.25%, 11/15/2053	110,018
65,000	6.25%, 03/01/2056	63,720
465,000	6.38%, 04/15/2066	456,287
225,000	JDE Peet's NV(b) 1.38%, 01/15/2027	219,430
200,000	Kaiser Foundation Hospitals 2.81%, 06/01/2041	145,093
	Keurig Dr Pepper Inc
425,000	4.60%, 05/25/2028	424,870
120,000	3.95%, 04/15/2029	117,555
10,000	3.20%, 05/01/2030	9,376
195,000	4.60%, 05/15/2030	192,971
408,000	2.25%, 03/15/2031	360,391
102,000	5.20%, 03/15/2031	103,118
190,000	4.05%, 04/15/2032	179,747
205,000	5.30%, 03/15/2034	203,253
40,000	5.15%, 05/15/2035	38,985
151,000	Laboratory Corp of America Holdings 4.80%, 10/01/2034	147,022
	Mars Inc(b)
120,000	4.60%, 03/01/2028	120,723
815,000	4.80%, 03/01/2030	823,577
720,000	5.00%, 03/01/2032	728,549
515,000	5.20%, 03/01/2035	519,903
650,000	5.65%, 05/01/2045	641,886
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	276,153
325,000	PeaceHealth Obligated Group 4.34%, 11/15/2028	323,439
587,000	Pernod Ricard International Finance LLC(b) 1.63%, 04/01/2031	507,083
	Philip Morris International Inc
250,000	4.38%, 11/01/2027	250,610
35,000	5.13%, 11/17/2027	35,469
45,000	4.88%, 02/15/2028	45,460
270,000	5.13%, 02/15/2030	275,492
165,000	5.13%, 02/13/2031	168,758
80,000	4.75%, 11/01/2031	80,364
230,000	5.38%, 02/15/2033	236,381
130,000	5.63%, 09/07/2033	135,636
305,000	Quanta Services Inc 5.25%, 08/09/2034	306,827

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Royalty Pharma PLC
341,000	5.40%, 09/02/2034	$ 343,812
135,000	5.20%, 09/25/2035	133,236
	Solventum Corp
206,000	5.40%, 03/01/2029	210,735
360,000	5.45%, 03/13/2031	369,349
260,000	5.60%, 03/23/2034	265,801
50,000	Sysco Corp 4.45%, 03/15/2048	39,458
	Thermo Fisher Scientific Inc
50,000	1.75%, 10/15/2028	47,082
564,000	4.47%, 10/07/2032	558,084
	UnitedHealth Group Inc
475,000	5.00%, 04/15/2034	475,372
125,000	3.05%, 05/15/2041	92,663
200,000	5.88%, 02/15/2053	196,973
61,000	5.05%, 04/15/2053	53,661
280,000	Viatris Inc 4.00%, 06/22/2050	183,514
		32,807,669
Energy — 0.94%
115,000	BP Capital Markets America Inc 1.75%, 08/10/2030	102,878
135,000	Cheniere Energy Partners LP 5.95%, 06/30/2033	141,522
	Columbia Pipelines Holding Co LLC(b)
115,000	5.00%, 11/17/2032	114,243
30,000	5.68%, 01/15/2034	30,696
425,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	447,808
	ConocoPhillips Co
173,000	3.80%, 03/15/2052	126,384
115,000	4.03%, 03/15/2062	82,840
120,000	5.70%, 09/15/2063	115,488
90,000	5.65%, 01/15/2065	85,580
	Diamondback Energy Inc
295,000	5.40%, 04/18/2034	299,483
290,000	5.90%, 04/18/2064	274,409
131,000	Energy Transfer LP 5.00%, 05/15/2050	108,714
175,000	Enterprise Products Operating LLC 5.20%, 01/15/2036	175,939
190,000	Equinor ASA 3.63%, 04/06/2040	158,705
331,075	Galaxy Pipeline Assets Bidco Ltd 2.94%, 09/30/2040	267,684
	MPLX LP
35,000	4.13%, 03/01/2027	34,910
75,000	4.25%, 12/01/2027	74,780
90,000	4.80%, 02/15/2031	90,206
330,000	5.00%, 01/15/2033	327,579
360,000	5.50%, 06/01/2034	363,705
50,000	4.50%, 04/15/2038	44,931
Principal Amount(a)		Fair Value
Energy — (continued)
121,000	Occidental Petroleum Corp 7.88%, 09/15/2031	$ 137,369
	ONEOK Inc
125,000	4.75%, 10/15/2031	123,672
40,000	6.10%, 11/15/2032	42,139
115,000	6.05%, 09/01/2033	120,592
320,000	5.05%, 11/01/2034	311,263
175,000	5.40%, 10/15/2035	173,844
25,000	6.63%, 09/01/2053	25,655
200,000	Pertamina Persero PT 3.10%, 01/21/2030	185,703
550,000	Plains All American Pipeline LP / PAA Finance Corp 3.80%, 09/15/2030	529,964
60,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	59,751
	Saudi Arabian Oil Co
200,000	5.75%, 07/17/2054	183,661
400,000	6.00%, 02/02/2056(b)	376,752
	Targa Resources Corp
120,000	4.35%, 04/15/2031	117,475
155,000	4.20%, 02/01/2033	146,744
255,000	5.40%, 07/30/2036	253,138
115,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	108,986
	TotalEnergies Capital SA
210,000	5.64%, 04/05/2064	201,511
85,000	5.43%, 09/10/2064	79,034
	Williams Cos Inc
365,000	5.65%, 03/15/2033	376,951
175,000	5.15%, 03/15/2036	172,395
		7,195,083
Financial — 6.88%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
725,000	2.45%, 10/29/2026	717,014
360,000	5.38%, 12/15/2031	365,668
300,000	3.30%, 01/30/2032	272,468
370,000	Agree LP REIT 4.80%, 10/01/2032	366,451
475,000	Air Lease Corp 5.20%, 07/15/2031	476,016
	American Express Co
150,000	5.09%, 01/30/2031	152,537
725,000	5.28%, 07/26/2035	731,733
630,000	4.80%, 10/24/2036	609,153
50,000	American International Group Inc 3.40%, 06/30/2030	47,683
	Ares Strategic Income Fund(b)
210,000	5.80%, 09/09/2030	204,201
380,000	5.15%, 01/15/2031	358,899
400,000	5.55%, 04/15/2031	383,191

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
104,000	Avolon Holdings Funding Ltd(b) 5.15%, 01/15/2030	$ 104,376
	Banco Santander SA
800,000	5.57%, 01/17/2030	819,769
1,000,000	6.92%, 08/08/2033	1,079,291
	Bank of America Corp
665,000	5.20%, 04/25/2029	674,469
120,000	2.59%, 04/29/2031	110,860
655,000	1.92%, 10/24/2031	580,490
370,000	2.30%, 07/21/2032	326,612
785,000	4.57%, 04/27/2033	771,275
157,000	5.02%, 07/22/2033	157,927
117,000	2.48%, 09/21/2036	101,217
295,000	6.11%, 01/29/2037	309,370
1,865,000	5.05%, 02/06/2037	1,840,191
375,000	3.31%, 04/22/2042	285,965
	Bank of New York Mellon Corp
245,000	6.32%, 10/25/2029	256,511
260,000	4.03%, 01/22/2030	257,397
40,000	4.60%, 07/26/2030	40,218
575,000	Barclays PLC 5.79%, 02/25/2036	581,399
125,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	121,222
200,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	200,659
465,000	BNP Paribas SA(b) 5.79%, 01/13/2033	480,355
465,000	Canadian Imperial Bank of Commerce 5.25%, 01/13/2031	474,240
1,415,000	Capital One Financial Corp 6.18%, 01/30/2036	1,439,274
317,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	349,994
	Citigroup Inc
700,000	3.89%, 01/10/2028	696,626
330,000	2.57%, 06/03/2031	302,504
175,000	4.50%, 09/11/2031	173,011
525,000	3.06%, 01/25/2033	474,777
360,000	4.91%, 05/24/2033	358,370
700,000	6.27%, 11/17/2033	748,152
200,000	6.02%, 01/24/2036	204,186
1,150,000	Cousins Properties LP REIT 5.88%, 10/01/2034	1,164,644
190,000	Equitable America Global Funding(b) 4.70%, 09/15/2032	184,531
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	565,270
270,000	First Horizon Corp 5.51%, 03/07/2031	273,564
	Goldman Sachs Group Inc
285,000	5.05%, 07/23/2030	288,434
120,000	4.69%, 10/23/2030	120,094
130,000	5.21%, 01/28/2031	132,085
235,000	5.22%, 04/23/2031	238,963
210,000	2.62%, 04/22/2032	188,633
Principal Amount(a)		Fair Value
Financial — (continued)
525,000	Healthcare Realty Holdings LP REIT 2.05%, 03/15/2031	$ 455,670
126,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	112,017
	HSBC Holdings PLC
200,000	6.16%, 03/09/2029	205,747
1,015,000	5.24%, 05/13/2031	1,029,296
200,000	4.62%, 11/06/2031	197,222
325,000	4.68%, 03/10/2032	320,693
1,350,000	Huntington Bancshares Inc 5.71%, 02/02/2035	1,377,560
	Intercontinental Exchange Inc
140,000	3.63%, 09/01/2028	137,828
350,000	2.65%, 09/15/2040	256,309
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	164,700
	JPMorgan Chase & Co
170,000	2.95%, 10/01/2026	169,103
150,000	4.85%, 07/25/2028	150,738
460,000	4.51%, 10/22/2028	459,903
560,000	3.51%, 01/23/2029	550,951
95,000	5.30%, 07/24/2029	96,773
280,000	5.58%, 04/22/2030	288,587
175,000	3.70%, 05/06/2030	170,665
255,000	5.00%, 07/22/2030	258,620
25,000	2.74%, 10/15/2030	23,545
100,000	5.14%, 01/24/2031	101,830
135,000	2.52%, 04/22/2031	124,754
255,000	5.10%, 04/22/2031	259,630
245,000	4.26%, 10/22/2031	241,173
410,000	1.76%, 11/19/2031	359,932
905,000	4.35%, 01/22/2032	892,228
165,000	1.95%, 02/04/2032	145,282
200,000	2.58%, 04/22/2032	180,732
475,000	2.96%, 01/25/2033	430,931
360,000	4.91%, 07/25/2033	360,248
140,000	5.34%, 01/23/2035	142,149
45,000	4.95%, 10/22/2035	44,506
140,000	5.57%, 04/22/2036	144,268
35,000	5.58%, 07/23/2036	35,445
1,250,000	4.90%, 01/22/2037	1,223,137
490,000	5.19%, 02/05/2037	481,506
295,000	Lincoln National Corp(f) 5.35%, 11/15/2035	287,538
480,000	M&T Bank Corp 7.41%, 10/30/2029	512,955
55,000	Macquarie Airfinance Holdings Ltd(b) 6.40%, 03/26/2029	56,987
625,000	Mastercard Inc(f) 3.30%, 03/26/2027	620,337
	Morgan Stanley
385,000	3.63%, 01/20/2027	383,391
754,000	3.95%, 04/23/2027	749,531
600,000	3.77%, 01/24/2029	591,962
545,000	5.16%, 04/20/2029	551,277
70,000	5.45%, 07/20/2029	71,248

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
190,000	6.41%, 11/01/2029	$ 198,302
360,000	4.24%, 01/09/2030	356,367
100,000	4.43%, 01/23/2030	99,550
85,000	4.65%, 10/18/2030	84,965
110,000	5.23%, 01/15/2031	111,692
350,000	2.70%, 01/22/2031	324,983
385,000	1.79%, 02/13/2032	333,386
155,000	4.71%, 03/12/2032	153,956
270,000	1.93%, 04/28/2032	234,040
355,000	4.89%, 07/20/2033	352,734
205,000	5.47%, 01/18/2035	208,388
175,000	5.83%, 04/19/2035	181,683
265,000	5.66%, 04/17/2036	271,430
425,000	2.48%, 09/16/2036	365,665
505,000	Morgan Stanley Private Bank NA 4.21%, 02/08/2030	499,886
200,000	NatWest Group PLC 5.12%, 05/23/2031	201,993
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	445,924
	Prologis LP REIT
625,000	1.75%, 07/01/2030	557,903
300,000	4.63%, 01/15/2033	296,814
	Prologis Targeted US Logistics Fund LP REIT(b)
115,000	4.25%, 01/15/2031	112,505
260,000	4.75%, 01/15/2036	249,339
350,000	Realty Income Corp REIT 4.50%, 02/01/2033	341,205
	Synchrony Financial
395,000	5.45%, 03/06/2031	394,673
45,000	2.88%, 10/28/2031	39,259
705,000	4.95%, 02/25/2032	684,204
320,000	6.00%, 07/29/2036	315,623
690,000	Takeoff Merger Sub Inc(b) 4.85%, 03/24/2031	681,371
500,000	Truist Bank 2.25%, 03/11/2030	454,046
	Truist Financial Corp
90,000	6.05%, 06/08/2027	90,227
725,000	5.71%, 01/24/2035	747,869
	UBS Group AG(b)
975,000	4.28%, 01/09/2028	971,471
240,000	2.75%, 02/11/2033	212,249
435,000	5.58%, 05/09/2036	441,194
785,000	US Bancorp 4.97%, 07/22/2033	776,427
	Wells Fargo & Co
750,000	4.30%, 07/22/2027	749,039
240,000	2.39%, 06/02/2028	234,253
250,000	2.88%, 10/30/2030	235,870
80,000	2.57%, 02/11/2031	73,998
290,000	3.35%, 03/02/2033	266,274
48,000	4.90%, 07/25/2033	47,755
5,000	6.49%, 10/23/2034	5,414
730,000	5.61%, 04/23/2036	747,029
475,000	Westpac Banking Corp 4.11%, 07/24/2034	463,143
Principal Amount(a)		Fair Value
Financial — (continued)
500,000	Willis North America Inc 2.95%, 09/15/2029	$ 473,468
		52,668,409
Industrial — 1.45%
160,000	AGCO Corp 5.80%, 03/21/2034	163,472
189,000	Allegion US Holding Co Inc 5.60%, 05/29/2034	192,887
	Boeing Co
1,025,000	3.45%, 11/01/2028	1,000,606
155,000	3.20%, 03/01/2029	149,497
82,000	2.95%, 02/01/2030	77,168
476,000	5.15%, 05/01/2030	483,968
110,000	6.39%, 05/01/2031	117,298
319,000	6.53%, 05/01/2034	347,500
375,000	5.71%, 05/01/2040	375,589
200,000	5.81%, 05/01/2050	193,345
363,000	6.86%, 05/01/2054	399,509
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	157,565
400,000	Canadian Pacific Railway Co 2.05%, 03/05/2030	365,851
	Carrier Global Corp
325,000	2.70%, 02/15/2031	297,968
566,000	5.90%, 03/15/2034	597,158
	CSX Corp
400,000	3.80%, 03/01/2028	396,382
305,000	5.05%, 06/15/2035	306,132
	Fedex Freight Holding Co Inc(b)
185,000	4.65%, 03/15/2031	181,830
165,000	4.95%, 03/15/2033	160,925
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	191,775
125,000	General Electric Co(f) 5.88%, 01/14/2038	132,978
203,000	Howmet Aerospace Inc 4.85%, 10/15/2031	205,319
205,000	IDEX Corp 2.63%, 06/15/2031	184,972
155,000	Ingersoll Rand Inc 5.70%, 08/14/2033	161,027
100,000	Northrop Grumman Corp 4.65%, 07/15/2030	100,571
	Penske Truck Leasing Co LP / PTL Finance Corp(b)
65,000	4.40%, 07/01/2027	64,782
65,000	6.05%, 08/01/2028	66,889
55,000	5.35%, 03/30/2029	55,939
207,000	5.25%, 07/01/2029	210,006
115,000	4.55%, 01/15/2031	113,744
794,000	Regal Rexnord Corp 6.30%, 02/15/2030	831,931
205,000	RTX Corp 6.10%, 03/15/2034	220,754
325,000	Union Pacific Corp 2.80%, 02/14/2032	295,551

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
105,000	Veralto Corp 5.50%, 09/18/2026	$ 105,437
761,000	Vertiv Holdings Co 4.85%, 03/15/2036	739,972
	Waste Management Inc
175,000	3.15%, 11/15/2027	172,363
600,000	1.15%, 03/15/2028	566,422
187,000	4.95%, 07/03/2031	191,265
	Westinghouse Air Brake Technologies Corp
195,000	4.90%, 05/29/2030	197,043
290,000	5.61%, 03/11/2034	298,281
		11,071,671
Technology — 2.89%
550,000	Adobe Inc 2.15%, 02/01/2027	541,704
	Broadcom Inc
450,000	4.20%, 10/15/2030	444,771
192,000	4.15%, 04/15/2032(b)	185,760
370,000	3.42%, 04/15/2033	338,337
150,000	3.47%, 04/15/2034	135,066
210,000	5.20%, 07/15/2035	211,638
339,000	3.14%, 11/15/2035(b)	288,010
1,175,000	4.90%, 02/15/2038	1,134,083
245,000	Cadence Design Systems Inc 4.70%, 09/10/2034	240,528
174,000	Constellation Software Inc(b) 5.46%, 02/16/2034	170,453
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	305,487
303,000	Electronic Arts Inc(f) 2.95%, 02/15/2051	243,560
715,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	709,388
725,000	Foundry JV Holdco LLC(b) 6.15%, 01/25/2032	756,890
	Hewlett Packard Enterprise Co
251,000	5.00%, 10/15/2034	242,965
50,000	6.35%, 10/15/2045	49,919
	Intel Corp
395,000	5.20%, 02/10/2033	398,094
120,000	5.15%, 02/21/2034	119,672
100,000	4.10%, 05/11/2047	74,610
430,000	3.73%, 12/08/2047	300,472
96,000	3.25%, 11/15/2049	60,653
125,000	4.75%, 03/25/2050	101,139
40,000	3.05%, 08/12/2051	24,279
135,000	5.05%, 08/05/2062	109,132
500,000	Intuit Inc 1.35%, 07/15/2027	482,075
335,000	MSCI Inc(b) 4.00%, 11/15/2029	325,388
475,000	NVIDIA Corp 3.50%, 04/01/2040	395,507
325,000	NXP BV / NXP Funding LLC / NXP USA Inc 2.65%, 02/15/2032	286,666
Principal Amount(a)		Fair Value
Technology — (continued)
	Oracle Corp
275,000	4.50%, 05/06/2028	$ 273,728
205,000	2.95%, 04/01/2030	187,132
350,000	4.65%, 05/06/2030	342,070
325,000	2.88%, 03/25/2031	288,663
431,000	5.25%, 02/03/2032	423,310
1,340,000	4.80%, 09/26/2032	1,276,146
361,000	4.90%, 02/06/2033	342,116
860,000	5.35%, 05/04/2033	837,192
98,000	4.30%, 07/08/2034	86,902
315,000	4.70%, 09/27/2034	287,475
650,000	5.20%, 09/26/2035	609,697
475,000	5.70%, 02/04/2036	456,707
405,000	3.60%, 04/01/2040	293,616
50,000	3.65%, 03/25/2041	35,583
706,000	3.60%, 04/01/2050	426,232
205,000	3.95%, 03/25/2051	129,899
125,000	6.90%, 11/09/2052	118,016
167,000	5.55%, 02/06/2053	133,243
148,000	5.38%, 09/27/2054	114,481
260,000	6.00%, 08/03/2055	217,979
225,000	6.70%, 02/04/2056	208,823
90,000	5.50%, 09/27/2064	68,923
170,000	6.13%, 08/03/2065	141,417
20,000	6.10%, 09/26/2065	16,584
345,000	6.85%, 02/04/2066	317,166
	Salesforce Inc
235,000	4.65%, 03/15/2029	235,487
1,590,000	4.90%, 09/15/2031	1,587,748
250,000	5.20%, 03/15/2033	249,573
1,431,000	5.55%, 03/15/2036	1,426,549
570,000	6.40%, 03/15/2046	573,946
305,000	6.70%, 03/15/2066	310,006
452,000	ServiceNow Inc 1.40%, 09/01/2030	392,195
271,000	Synopsys Inc 5.00%, 04/01/2032	273,351
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	222,972
	VMware LLC
100,000	1.80%, 08/15/2028	94,161
300,000	2.20%, 08/15/2031	263,315
	Workday Inc
125,000	3.50%, 04/01/2027	123,902
100,000	3.80%, 04/01/2032	92,826
		22,155,377
Utilities — 2.46%
	Alabama Power Co
285,000	4.30%, 03/15/2031	282,082
305,000	3.45%, 10/01/2049	211,985
425,000	Alliant Energy Finance LLC(b) 4.25%, 06/15/2028	422,260
125,000	American Water Capital Corp 3.75%, 09/01/2028	123,752
155,000	Arizona Public Service Co 5.70%, 08/15/2034	160,416

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	$ 340,125
180,000	Brooklyn Union Gas Co(b) 4.87%, 08/05/2032	175,983
246,000	CenterPoint Energy Inc 5.40%, 06/01/2029	252,054
77,000	CenterPoint Energy Resources Corp 1.75%, 10/01/2030	68,312
80,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	74,780
	Consolidated Edison Co of New York Inc
145,000	3.20%, 12/01/2051	94,583
45,000	5.70%, 05/15/2054	44,087
115,000	5.50%, 03/15/2055	109,283
145,000	5.75%, 11/15/2055	143,116
333,000	Duke Energy Carolinas LLC 5.30%, 02/15/2040	328,996
	Duke Energy Corp
475,000	3.15%, 08/15/2027	467,908
60,000	2.45%, 06/01/2030(f)	55,284
292,000	2.55%, 06/15/2031	262,533
40,000	5.45%, 06/15/2034	40,886
480,000	4.95%, 09/15/2035	467,925
55,000	5.00%, 08/15/2052	47,062
	Duke Energy Ohio Inc
145,000	3.65%, 02/01/2029	142,464
80,000	5.25%, 04/01/2033	81,744
65,000	5.55%, 03/15/2054	62,227
	Duke Energy Progress LLC
110,000	5.05%, 03/15/2035	110,228
105,000	5.55%, 03/15/2055	101,433
	Edison International
210,000	6.25%, 03/15/2030	217,562
230,000	4.80%, 03/15/2031	224,519
975,000	Entergy Corp 2.95%, 09/01/2026	969,330
	Eversource Energy
110,000	4.45%, 12/15/2030	108,502
125,000	5.13%, 05/15/2033	124,583
79,000	5.50%, 01/01/2034	80,112
450,000	Exelon Corp 4.05%, 04/15/2030	440,691
55,000	FirstEnergy Corp 3.90%, 07/15/2027	54,552
	Georgia Power Co
215,000	4.00%, 10/01/2028	213,741
65,000	4.55%, 03/15/2030	65,257
30,000	4.75%, 09/01/2040	28,122
50,000	Jersey Central Power & Light Co 5.10%, 01/15/2035	49,978
	NiSource Inc
150,000	3.49%, 05/15/2027	148,426
55,000	1.70%, 02/15/2031	47,800
60,000	5.40%, 06/30/2033	61,391
355,000	5.35%, 07/15/2035	357,415
Principal Amount(a)		Fair Value
Utilities — (continued)
	NSTAR Electric Co
105,000	5.40%, 06/01/2034	$ 107,324
215,000	5.20%, 03/01/2035	216,341
120,000	Oglethorpe Power Corp(f) 5.05%, 10/01/2048	104,680
	Ohio Edison Co(b)
85,000	4.95%, 12/15/2029	85,863
70,000	5.50%, 01/15/2033	72,066
200,000	Ohio Power Co 5.00%, 06/01/2033	198,945
	Pacific Gas & Electric Co
625,000	2.10%, 08/01/2027	605,728
160,000	6.10%, 01/15/2029	165,565
230,000	4.55%, 07/01/2030	226,883
295,000	2.50%, 02/01/2031	264,381
185,000	3.25%, 06/01/2031	170,633
40,000	5.05%, 10/15/2032	39,740
214,000	6.15%, 01/15/2033	223,758
100,000	6.40%, 06/15/2033	106,131
256,000	6.95%, 03/15/2034	280,357
405,000	5.80%, 05/15/2034	414,999
91,000	3.30%, 08/01/2040	68,055
37,000	4.60%, 06/15/2043	30,443
70,000	4.75%, 02/15/2044	58,323
89,000	4.30%, 03/15/2045	69,516
60,000	3.50%, 08/01/2050	39,672
192,000	6.75%, 01/15/2053	199,217
54,000	6.15%, 03/01/2055	52,172
40,000	6.10%, 10/15/2055	38,421
	PacifiCorp
80,000	5.45%, 04/15/2033	80,256
75,000	5.80%, 04/15/2036	75,601
22,000	4.13%, 01/15/2049	16,128
	Pinnacle West Capital Corp
133,000	4.90%, 05/15/2028	134,000
200,000	5.15%, 05/15/2030	202,941
380,000	Public Service Co of Oklahoma 5.20%, 01/15/2035	377,993
	Public Service Enterprise Group Inc
90,000	6.13%, 10/15/2033	95,323
45,000	5.45%, 04/01/2034	45,679
	Puget Energy Inc
64,000	4.10%, 06/15/2030	62,023
555,000	5.73%, 03/15/2035	559,038
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	99,878
	Southern California Edison Co
200,000	5.15%, 06/01/2029	202,810
140,000	2.25%, 06/01/2030	126,651
140,000	2.75%, 02/01/2032	124,857
70,000	6.00%, 01/15/2034	72,979
150,000	5.20%, 06/01/2034	148,884
51,000	3.90%, 03/15/2043	38,509
80,000	4.65%, 10/01/2043	66,903
25,000	4.00%, 04/01/2047	18,573
307,000	4.13%, 03/01/2048	229,773
60,000	3.65%, 02/01/2050	41,152

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
145,000	5.45%, 06/01/2052	$ 128,480
214,000	5.70%, 03/01/2053	196,460
90,000	5.90%, 03/01/2055	85,783
	Southern California Gas Co
90,000	5.75%, 06/01/2053	87,564
185,000	6.00%, 06/15/2055	185,162
	Southern Co
125,000	4.85%, 06/15/2028	126,192
25,000	5.70%, 03/15/2034	25,906
265,000	Southern Co Gas Capital Corp 5.10%, 09/15/2035	261,546
320,000	Southern Power Co 4.90%, 10/01/2035	309,471
	Southwestern Electric Power Co
215,000	5.30%, 04/01/2033	218,015
80,000	5.20%, 04/01/2036	78,668
120,000	5.90%, 04/01/2056	116,779
	Virginia Electric & Power Co
190,000	5.00%, 01/15/2034	189,375
65,000	5.05%, 08/15/2034	64,912
195,000	5.15%, 03/15/2035	194,612
315,000	4.90%, 09/15/2035	308,190
680,000	4.95%, 03/15/2036	662,859
20,000	4.20%, 05/15/2045	16,027
185,000	WEC Energy Group Inc 4.75%, 01/15/2028	186,354
	Xcel Energy Inc
525,000	3.35%, 12/01/2026	521,853
45,000	4.60%, 06/01/2032	44,204
290,000	5.60%, 04/15/2035	294,713
		18,825,778
TOTAL CORPORATE BONDS AND NOTES — 22.97% (Cost $180,000,281)		$175,930,618
FOREIGN GOVERNMENT BONDS AND NOTES
230,000	Chile Government International Bond 5.65%, 01/13/2037	238,372
950,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	954,988
340,000	Indonesia Government International Bond EUR, 4.10%, 03/04/2034	377,520
	Israel Government International Bond
420,000	5.38%, 03/12/2029	426,118
200,000	2.75%, 07/03/2030	183,123
205,000	3.80%, 05/13/2060	132,641
	Mexico Government International Bond
1,450,000	5.38%, 03/22/2033	1,415,925
710,000	5.63%, 02/09/2034	694,380
600,000	5.63%, 09/22/2035	580,500
240,000	6.00%, 05/07/2036	238,356
1,185,000	4.28%, 08/14/2041	926,374
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
200,000	Panama Government International Bond 3.16%, 01/23/2030	$ 186,580
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	286,292
	Republic of Poland Government International Bond
220,000	5.13%, 09/18/2034	221,081
270,000	5.50%, 03/18/2054	249,418
	Romanian Government International Bond
40,000	3.00%, 02/27/2027(b)	39,219
570,000	3.00%, 02/14/2031	500,114
506,000	3.63%, 03/27/2032	443,534
320,000	5.75%, 07/04/2036(b)	296,718
270,000	7.50%, 02/10/2037	285,038
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.13% (Cost $9,137,888)		$8,676,291
MORTGAGE-BACKED SECURITIES
Non-Agency — 11.43%
98,761	A&D Mortgage Trust (b)(d) Series 2026-NQM1 Class A2 5.11%, 02/25/2071	97,642
190,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.42%, 06/15/2040 1-mo. SOFR + 1.74%	190,475
	Angel Oak Mortgage Trust(b)
	Series 2020-1 Class A1
12,464	2.47%, 12/25/2059(e)	12,216
	Series 2020-2 Class A1A
60,207	2.53%, 01/26/2065(e)	57,355
	Series 2020-4 Class A1
17,639	1.47%, 06/25/2065(e)	17,148
	Series 2020-6 Class A1
27,713	1.26%, 05/25/2065(e)	25,795
	Series 2020-R1 Class A1
40,050	0.99%, 04/25/2053(e)	38,662
	Series 2021-1 Class A1
91,283	0.91%, 01/25/2066(e)	81,204
	Series 2021-2 Class A1
187,667	0.99%, 04/25/2066(e)	162,695
	Series 2021-3 Class A1
104,590	1.07%, 05/25/2066(e)	90,750
	Series 2021-4 Class A1
157,358	1.04%, 01/20/2065(e)	134,951
	Series 2021-5 Class A1
229,010	0.95%, 07/25/2066(e)	199,276
	Series 2021-7 Class A1
210,035	1.98%, 10/25/2066(e)	182,359
	Series 2021-8 Class A1
173,256	1.82%, 11/25/2066(e)	154,927
	Series 2022-1 Class A1
592,514	3.88%, 12/25/2066(d)	559,312

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2022-2 Class A1
78,219	4.04%, 01/25/2067(e)	$ 74,796
	Series 2022-5 Class A1
506,360	4.50%, 05/25/2067(d)	504,195
	Series 2025-7 Class A1
879,835	5.51%, 06/25/2070(d)	882,760
540,000	AREIT(b)(c) Series 2025-CRE11 Class A 5.23%, 07/25/2043 1-mo. SOFR + 1.55%	540,987
	Arroyo Mortgage Trust(b)
	Series 2019-2 Class A1
28,944	3.35%, 04/25/2049(e)	28,162
	Series 2019-3 Class A1
31,426	2.96%, 10/25/2048(e)	30,112
	Series 2022-1 Class A1A
291,212	3.50%, 12/25/2056(d)	283,401
	BANK
	Series 2020-BN26 Class XA
1,006,399	1.19%, 03/15/2063(e)	34,311
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	341,553
	Series 2019-BN16 Class XA
2,251,556	0.93%, 02/15/2052(e)	45,132
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	617,451
	Series 2019-BN18 Class XA
958,561	0.88%, 05/15/2062(e)	23,245
	Series 2019-BN20 Class XA
1,125,888	0.81%, 09/15/2062(e)	26,635
	Series 2019-BN22 Class XA
1,746,553	0.58%, 11/15/2062(e)	32,082
	Series 2019-BN23 Class XA
2,881,388	0.68%, 12/15/2052(e)	59,884
	Series 2019-BN24 Class XA
967,581	0.63%, 11/15/2062(e)	20,102
	Series 2020-BN28 Class XA
2,302,228	1.76%, 03/15/2063(e)	145,709
	Series 2020-BN29 Class XA
2,740,262	1.30%, 11/15/2053(e)	131,544
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054(e)	1,362,832
	Series 2023-BNK45 Class ASB
500,000	5.47%, 02/15/2056	513,269
	Series 2023-BNK45 Class XA
883,807	1.07%, 02/15/2056(e)	47,934
	Series 2024-BNK48 Class XA
1,726,769	1.14%, 10/15/2057(e)	133,110
	Series 2025-BNK49 Class A5
850,000	5.62%, 03/15/2058(e)	884,785
	BANK5
	Series 2024-5YR11 Class AS
225,000	6.14%, 11/15/2057	232,786
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-5YR7 Class A3
475,000	5.77%, 06/15/2057	$ 489,813
	Series 2024-5YR8 Class A3
275,000	5.88%, 08/15/2057	285,132
	Series 2024-5YR9 Class AS
400,000	6.18%, 08/15/2057(e)	413,255
	Series 2025-5YR17 Class AS
850,000	5.63%, 11/15/2058(e)	867,259
	Series 2026-5YR20 Class AS
620,000	5.34%, 02/15/2059	629,032
	Barclays Commercial Mortgage Securities Trust
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,380,117
	Series 2022-C15 Class A5
105,000	3.66%, 04/15/2055(e)	96,773
	Series 2024-C24 Class A5
325,000	5.42%, 02/15/2057	332,853
	Series 2024-C24 Class XA
1,100,156	1.62%, 02/15/2057(e)	98,358
	Series 2024-C26 Class B
475,000	5.94%, 05/15/2057(e)	484,152
	Series 2024-C28 Class XA
995,703	1.11%, 09/15/2057(e)	71,561
	Series 2025-C32 Class XA
1,048,143	1.13%, 02/15/2062(e)	84,062
	Series 2026-5C40 Class AS
825,000	5.53%, 02/15/2059(e)	836,081
	Benchmark Mortgage Trust
	Series 2020-B22 Class XA
1,087,508	1.49%, 01/15/2054(e)	61,493
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(e)	394,739
	Series 2019-B10 Class XA
1,914,376	1.21%, 03/15/2062(e)	57,213
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	440,753
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,427,932
	Series 2019-B12 Class XA
850,819	1.02%, 08/15/2052(e)	19,731
	Series 2019-B9 Class A5
550,000	4.02%, 03/15/2052	537,902
	Series 2020-B18 Class XA
481,875	1.74%, 07/15/2053(e)	24,717
	Series 2023-B39 Class XA
2,317,498	0.57%, 07/15/2056(e)	78,119
	Series 2023-B40 Class XA
965,665	1.17%, 12/15/2056(e)	49,077
	Series 2026-V20 Class AM
285,000	5.44%, 02/15/2059	287,602
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class A
725,000	5.17%, 11/15/2042 1-mo. SOFR + 1.50%	724,096

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-660F Class B
1,050,000	5.47%, 11/15/2042 1-mo. SOFR + 1.80%	$ 1,047,375
	BINOM Securitization Trust(b)(e)
	Series 2021-INV1 Class A1
105,248	2.03%, 06/25/2056	96,913
	Series 2022-INV1 Class A1
353,101	4.44%, 08/25/2057	343,695
406,912	BLP Commercial Mortgage Trust(b)(c) Series 2024-IND2 Class A 5.01%, 03/15/2041 1-mo. SOFR + 1.34%	407,007
	BMO Mortgage Trust
	Series 2024-C9 Class A5
475,000	5.76%, 07/15/2057	496,558
	Series 2024-C9 Class XA
1,505,672	0.86%, 07/15/2057(e)	90,849
660,000	BOCA Commercial Mortgage Trust(b)(c) Series 2025-BOCA Class A 5.27%, 12/15/2042 1-mo. SOFR + 1.60%	660,412
290,000	BPR Trust(b)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	293,626
	BRAVO Residential Funding Trust(b)
	Series 2021-NQM2 Class A1
13,547	0.97%, 03/25/2060(e)	13,353
	Series 2025-NQM8 Class A1A
677,148	5.08%, 06/25/2065(d)	675,201
	BSTN Commercial Mortgage Trust(b)(e)
	Series 2025-1C Class A
575,000	5.01%, 06/15/2044	584,764
	Series 2025-HUB Class A
165,000	4.57%, 04/13/2041	164,788
395,000	BWAY Trust(b)(e) Series 2025-1535 Class A 5.89%, 05/05/2042	399,697
	BX Commercial Mortgage Trust (b)(c)
	Series 2026-ALOHA Class A
1,100,000	5.05%, 04/15/2043 1-mo. SOFR + 1.35%	1,100,000
	Series 2026-CSMO Class A
2,050,000	5.07%, 02/15/2043 1-mo. SOFR + 1.40%	2,049,990
	BX Trust(b)
	Series 2024-AIRC Class A
346,900	5.36%, 08/15/2041(c) 1-mo. SOFR + 1.69%	347,226
	Series 2024-BIO Class A
275,000	5.31%, 02/15/2041(c) 1-mo. SOFR + 1.64%	274,310
	Series 2024-XL5 Class A
275,079	5.06%, 03/15/2041(c) 1-mo. SOFR + 1.39%	275,394
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-ARIA Class A
460,000	5.03%, 12/13/2042(e)	$ 462,422
	Series 2025-ROIC Class A
536,809	4.82%, 03/15/2030(c) 1-mo. SOFR + 1.14%	534,125
	Series 2026-CART Class A
1,640,000	4.72%, 02/15/2036(c) 1-mo. SOFR + 1.05%	1,626,162
31,775	CD Commercial Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	31,647
180,000	CENT Trust(b)(e) Series 2025-CITY Class A 4.92%, 07/10/2040	181,291
7,340	Citigroup Mortgage Loan Trust(b)(e) Series 2018-RP1 Class A1 3.00%, 09/25/2064	7,244
	COLT Mortgage Loan Trust(b)
	Series 2020-2R Class A1
42,564	1.33%, 10/26/2065(e)	40,424
	Series 2021-2 Class A1
162,335	0.92%, 08/25/2066(e)	137,100
	Series 2021-3 Class A1
285,302	0.96%, 09/27/2066(e)	238,674
	Series 2021-4 Class A1
189,252	1.40%, 10/25/2066(e)	161,339
	Series 2021-HX1 Class A1
398,575	1.11%, 10/25/2066(e)	344,090
	Series 2025-8 Class A1
1,097,020	5.48%, 08/25/2070(d)	1,100,794
	Series 2026-1 Class A1
269,949	4.76%, 02/25/2071(e)	267,934
	COMM Mortgage Trust(b)
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039	97,066
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039	114,105
	Series 2024-277P Class A
165,000	6.34%, 08/10/2044	171,991
	Series 2024-CBM Class A2
120,000	5.87%, 12/10/2041(e)	120,335
	Credit Suisse Mortgage Trust(b)
	Series 2017-FHA1 Class A1
22,758	3.25%, 04/25/2047(e)	21,429
	Series 2018-RPL9 Class A
90,575	3.85%, 09/25/2057(e)	87,019
	Series 2020-NQM1 Class A1
63,947	2.21%, 05/25/2065(d)	61,410
	Series 2020-RPL4 Class A1
210,320	2.00%, 01/25/2060(e)	189,607
	Series 2021-NQM5 Class A1
156,073	0.94%, 05/25/2066(e)	128,728
	Series 2021-NQM6 Class A1
352,150	1.17%, 07/25/2066(e)	303,553
	Series 2021-NQM7 Class A1
164,503	1.76%, 10/25/2066(e)	145,380

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-NQM8 Class A1
193,745	2.84%, 10/25/2066(e)	$ 176,451
	Series 2021-RPL4 Class A1
209,090	4.15%, 12/27/2060(e)	208,355
	Series 2022-NQM1 Class A1
488,278	3.27%, 11/25/2066(e)	441,961
10,507,504	DBGS Mortgage Trust(e) Series 2018-C1 Class XA 0.19%, 10/15/2051	43,274
384,161	DBJPM Mortgage Trust(e) Series 2020-C9 Class XA 1.58%, 09/15/2053	15,363
140,000	DC Trust(b)(e) Series 2024-HLTN Class A 5.73%, 04/13/2040	140,559
880,000	Durst Commercial Mortgage Trust(b)(e) Series 2025-151 Class A 4.80%, 08/10/2042	888,121
	Ellington Financial Mortgage Trust(b)
	Series 2020-2 Class A1
21,818	1.18%, 10/25/2065(e)	20,764
	Series 2021-1 Class A1
314,462	0.80%, 02/25/2066(e)	274,512
	Series 2021-2 Class A1
137,120	0.93%, 06/25/2066(e)	116,772
	Series 2022-1 Class A1
785,711	2.21%, 01/25/2067(e)	702,052
	Series 2025-INV5 Class A1
382,692	5.08%, 12/25/2070(e)	381,225
	Series 2026-NQM4 Class A1A
875,000	5.47%, 04/25/2071(d)	875,160
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class A
125,000	4.97%, 10/15/2042 1-mo. SOFR + 1.30%	125,000
	Series 2026-ESH2 Class A
792,543	4.87%, 02/15/2043 1-mo. SOFR + 1.20%	792,543
	GCAT Trust(b)
	Series 2020-NQM2 Class A1
17,053	2.56%, 04/25/2065(d)	16,411
	Series 2021-NQM1 Class A1
112,045	0.87%, 01/25/2066(e)	100,160
	Series 2021-NQM4 Class A1
269,702	1.09%, 08/25/2066(e)	227,921
	Series 2021-NQM7 Class A1
116,519	1.92%, 08/25/2066(e)	108,335
	Series 2022-HX1 Class A1
483,637	2.89%, 12/27/2066(e)	447,123
	GS Mortgage Securities Trust
	Series 2020-GC45 Class XA
1,883,451	0.61%, 02/13/2053(e)	35,412
	Series 2024-70P Class A
625,000	4.96%, 03/10/2041(b)(e)	629,576
	Series 2026-NQM1 Class A1
417,061	4.87%, 03/25/2066(b)(e)	414,573
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-NQM1 Class A2
245,387	5.12%, 03/25/2066(b)(d)	$ 244,027
210,000	GS REFT Issuer Ltd(b)(c) Series 2026-FL1 Class A 5.17%, 04/19/2043 1-mo. SOFR + 1.50%	210,196
148,150	HIH Trust(b)(c) Series 2024-61P Class A 5.51%, 10/15/2041 1-mo. SOFR + 1.84%	148,150
150,000	HTL Commercial Mortgage Trust(b)(e) Series 2024-T53 Class A 5.88%, 05/10/2039	151,160
	Hudson Yards Mortgage Trust(b)(e)
	Series 2025-SPRL Class A
370,000	5.47%, 01/13/2040	378,609
	Series 2025-SPRL Class B
175,000	5.76%, 01/13/2040	179,040
	Imperial Fund Mortgage Trust(b)
	Series 2021-NQM2 Class A1
139,572	1.07%, 09/25/2056(e)	118,814
	Series 2022-NQM2 Class A1
452,627	4.64%, 03/25/2067(d)	431,406
515,000	INT Commercial Mortgage Trust(b)(e) Series 2025-PLAZA Class A 4.55%, 11/05/2037	513,273
700,000	IRV Trust(b)(e) Series 2025-200P Class A 5.29%, 03/14/2047	705,501
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Class A4
310,145	3.14%, 06/15/2049	309,295
	Series 2016-C4 Class ASB
43,370	2.99%, 12/15/2049	43,245
120,000	JPMorgan Chase Commercial Mortgage Securities Trust(b) Series 2020-NNN Class AFX 2.81%, 01/16/2037	107,996
	JPMorgan Mortgage Trust(b)
	Series 2024-VIS2 Class A1
992,773	5.85%, 11/25/2064(d)	998,118
	Series 2024-1 Class A4
136,044	6.00%, 06/25/2054(e)	136,338
	Series 2025-NQM2 Class A1
607,834	5.57%, 09/25/2065(e)	610,233
	Series 2025-NQM5 Class A1A
956,498	4.88%, 05/25/2066(d)	949,299
	Series 2026-VIS1 Class A1A
1,166,758	4.79%, 06/25/2066(d)	1,157,679
	LBTY Commercial Mortgage Trust(b)(e)
	Series 2026-225L Class A
1,195,000	4.59%, 02/10/2043	1,179,423
	Series 2026-225L Class B
500,000	4.88%, 02/10/2043	492,488

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Legacy Mortgage Asset Trust(b)(d)
	Series 2021-GS2 Class A1
200,514	5.75%, 04/25/2061	$ 200,865
	Series 2021-GS4 Class A1
71,284	5.65%, 11/25/2060	71,328
500,000	LEX Mortgage Trust(b)(e) Series 2024-BBG Class A 4.87%, 10/13/2033	497,886
2,075,000	MAD Commercial Mortgage Trust(b)(e) Series 2025-11MD Class A 4.44%, 10/15/2042	2,065,545
40,910	Metlife Securitization Trust(b)(e) Series 2018-1A Class A 3.75%, 03/25/2057	39,622
345,000	MF1 Ltd(b)(c) Series 2022-FL8 Class AS 5.43%, 02/19/2037 1-mo. SOFR + 1.75%	345,109
	MFRA Trust(b)(e)
	Series 2020-NQM3 Class A1
9,242	1.01%, 01/26/2065	8,871
	Series 2021-NQM2 Class A1
96,058	1.03%, 11/25/2064	85,077
	Mill City Mortgage Loan Trust(b)(e)
	Series 2018-1 Class A1
4,590	3.25%, 05/25/2062	4,572
	Series 2019-GS1 Class A1
82,984	2.75%, 07/25/2059	81,619
300,000	Morgan Stanley Capital I Trust(b)(c) Series 2021-230P Class A 4.96%, 12/15/2038 1-mo. SOFR + 1.28%	290,250
	Morgan Stanley Residential Mortgage Loan Trust(b)
	Series 2025-DSC3 Class A1A
934,175	4.91%, 09/25/2070(d)	931,180
	Series 2025-NQM4 Class A1A
968,712	5.59%, 06/25/2070(d)	972,598
	Series 2025-NQM9 Class A1A
932,479	5.02%, 09/25/2070(d)	930,746
	Series 2025-SPL1 Class A1
660,176	4.25%, 02/25/2065(e)	641,923
	Series 2026-DSC1 Class A1
795,683	4.77%, 01/25/2071(e)	786,927
	Series 2026-DSC1 Class A2
332,527	5.02%, 01/25/2071(d)	329,358
	Series 2026-NQM1 Class A1
484,407	4.81%, 12/25/2070(e)	479,853
337,293	MSWF Commercial Mortgage Trust(e) Series 2023-2 Class XA 0.92%, 12/15/2056	18,188
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	New Residential Mortgage Loan Trust(b)
	Series 2015-1A Class A3
14,509	3.75%, 05/28/2052(e)	$ 13,942
	Series 2017-5A Class A1
19,262	5.29%, 06/25/2057(c) 1-mo. SOFR + 1.61%	19,494
	Series 2018-1A Class A1A
209,041	4.00%, 12/25/2057(e)	203,862
	Series 2019-3A Class A1A
74,313	3.75%, 11/25/2058(e)	71,666
	Series 2019-5A Class A1B
71,755	3.50%, 08/25/2059(e)	67,730
	Series 2019-NQM4 Class A1
12,082	2.49%, 09/25/2059(e)	11,636
	Series 2020-1A Class A1B
49,900	3.50%, 10/25/2059(e)	46,727
	Series 2021-NQ1R Class A1
70,226	0.94%, 07/25/2055(e)	64,447
	Series 2022-NQM2 Class A1
371,099	3.85%, 03/27/2062(e)	350,161
	Series 2022-NQM4 Class A1
698,445	5.00%, 06/25/2062(d)	696,093
	Series 2025-NQM7 Class A1
166,431	5.01%, 10/26/2065(e)	165,505
	Series 2025-NQM7 Class A2
717,373	5.26%, 10/26/2065(d)	712,734
	Series 2026-NQM1 Class A1
223,146	4.82%, 11/25/2065(e)	221,083
522,240	NMLT Trust(b)(e) Series 2021-INV1 Class A1 1.19%, 05/25/2056	460,493
410,000	NRTH Commercial Mortgage Trust(b)(c) Series 2025-PARK Class A 5.07%, 10/15/2040 1-mo. SOFR + 1.39%	409,616
	NYC Commercial Mortgage Trust(b)
	Series 2025-11X Class A
650,000	5.42%, 10/15/2040(c) 1-mo. SOFR + 1.74%	650,203
	Series 2025-299P Class A
105,000	5.66%, 02/10/2047(e)	108,814
	Series 2025-300P Class A
495,000	4.88%, 07/13/2042(e)	492,040
	Series 2025-3BP Class A
330,000	4.89%, 02/15/2042(c) 1-mo. SOFR + 1.21%	327,938
	Series 2026-1PARK Class A
215,000	4.93%, 02/15/2043(c) 1-mo. SOFR + 1.25%	214,127
462,635	OBX Trust(b)(e) Series 2026-NQM2 Class A1 4.82%, 12/01/2065	459,057
195,352	Ocwen Loan Investment Trust(b)(e) Series 2025-HB2 Class A 3.00%, 11/25/2038	190,434

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
330,368	One New York Plaza Trust(b)(c) Series 2020-1NYP Class A 4.74%, 01/15/2036 1-mo. SOFR + 1.06%	$ 317,979
	Onslow Bay Financial LLC(b)
	Series 2021-NQM1 Class A1
170,035	1.07%, 02/25/2066(e)	151,020
	Series 2021-NQM3 Class A1
179,309	1.05%, 07/25/2061(e)	150,392
	Series 2021-NQM4 Class A1
123,099	1.96%, 10/25/2061(e)	106,150
	Series 2022-NQM1 Class A1
530,282	2.31%, 11/25/2061(e)	480,122
	Series 2025-NQM11 Class A1A
698,242	5.42%, 05/25/2065(d)	700,390
	Series 2025-NQM15 Class A1A
853,068	5.14%, 07/27/2065(d)	852,028
	Series 2025-NQM21 Class A1A
901,369	4.99%, 10/25/2065(d)	897,819
	Preston Ridge Partners Mortgage Trust(b)(d)
	Series 2025-3 Class A1
79,828	6.26%, 05/25/2030	79,603
	Series 2025-5 Class A1
148,589	5.73%, 07/25/2030	148,280
	Series 2025-6 Class A1
386,032	5.77%, 08/25/2028	385,202
	Series 2025-7 Class A1
273,294	5.50%, 08/25/2030	272,387
	Series 2025-RPL2 Class A1
550,776	3.75%, 04/25/2055	536,081
	Series 2025-RPL3 Class A1
1,041,983	3.25%, 04/25/2055	1,007,334
	Series 2026-1 Class A1
573,584	5.19%, 02/25/2031	567,528
	Series 2026-RCF1 Class A1
209,267	4.85%, 01/25/2056	208,099
	Pretium Mortgage Credit Partners(b)(d)
	Series 2025-NPL11 Class A1
997,395	5.19%, 10/25/2055	997,403
	Series 2025-NPL14 Class A1
522,931	5.27%, 12/25/2055	518,848
	Series 2025-NPL6 Class A1
674,273	5.74%, 06/25/2055	675,311
	Series 2025-NPL7 Class A1
450,475	5.66%, 07/25/2055	451,330
	Series 2025-NPL8 Class A1
440,945	5.73%, 08/25/2055	441,876
	Series 2025-NPL9 Class A1
584,941	5.39%, 08/25/2055	585,451
	Series 2025-RPL1 Class A1
531,644	4.00%, 07/25/2069	516,768
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-RPL5 Class A1
994,905	4.15%, 01/25/2070	$ 965,651
	Series 2025-RPL6 Class A1
954,865	3.85%, 09/25/2069	920,178
	Series 2026-NPL1 Class A1
194,909	5.18%, 01/25/2056	193,330
	Series 2026-NPL2 Class A1
1,011,365	5.15%, 02/25/2056	1,003,405
505,336	PRKCM Trust(b)(e) Series 2021-AFC1 Class A1 1.51%, 08/25/2056	434,655
25,784	Residential Mortgage Loan Trust(b)(e) Series 2021-1R Class A1 0.86%, 01/25/2065	25,060
	ROCK Trust(b)
	Series 2024-CNTR Class A
800,000	5.39%, 11/13/2041	813,270
	Series 2024-CNTR Class B
200,000	5.93%, 11/13/2041	204,503
490,000	SG Commercial Mortgage Securities Trust(b) Series 2020-COVE Class A 2.63%, 03/15/2037	469,525
660,000	SHR Trust(b)(c) Series 2024-LXRY Class A 5.62%, 10/15/2041 1-mo. SOFR + 1.95%	659,175
	Starwood Mortgage Residential Trust(b)(e)
	Series 2020-3 Class A1
7,746	1.49%, 04/25/2065	7,611
	Series 2021-2 Class A1
52,096	0.94%, 05/25/2065	49,656
	Series 2021-6 Class A1
288,486	1.92%, 11/25/2066	254,878
560,000	Texas Commercial Mortgage Trust(b)(c) Series 2025-TWR Class A 4.97%, 04/15/2042 1-mo. SOFR + 1.29%	556,850
92,184	Toorak Mortgage Corp(b)(e) Series 2021-INV1 Class A1 1.15%, 07/25/2056	83,162
	Towd Point Mortgage Trust(b)(e)
	Series 2018-1 Class A1
1,748	3.00%, 01/25/2058	1,740
	Series 2018-2 Class A1
17,161	3.25%, 03/25/2058	17,021
	Series 2018-3 Class A1
40,369	3.75%, 05/25/2058	39,597
	Series 2018-5 Class A1A
34,053	3.25%, 07/25/2058	33,813
	Series 2019-1 Class A1
197,409	3.75%, 03/25/2058	191,366
	Series 2020-1 Class A2A
190,000	3.10%, 01/25/2060	174,712
	Series 2021-R1 Class A1
1,054,468	2.92%, 11/30/2060	955,863

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Verus Securitization Trust(b)
	Series 2021-2 Class A1
129,065	1.03%, 02/25/2066(e)	$ 116,871
	Series 2021-4 Class A1
126,652	0.94%, 07/25/2066(e)	107,870
	Series 2021-5 Class A1
593,351	1.01%, 09/25/2066(e)	510,571
	Series 2021-7 Class A1
606,375	2.83%, 10/25/2066(d)	555,615
	Series 2021-8 Class A1
252,108	2.82%, 11/25/2066(e)	230,826
	Series 2021-R2 Class A1
52,980	0.92%, 02/25/2064(e)	50,436
	Series 2022-3 Class A1
166,695	5.13%, 02/25/2067(d)	159,243
50,453	VOLT CII LLC(b)(d) Series 2021-NP11 Class A1 5.87%, 08/25/2051	50,449
355,000	WHARF Commercial Mortgage Trust(b)(e) Series 2025-DC Class A 4.99%, 07/15/2040	362,911
280,000	Willowbrook Mall(b)(e) Series 2025-WBRK Class A 5.87%, 03/05/2035	287,669
		87,588,508
U.S. Government Agency — 30.02%
	Connecticut Avenue Securities Trust(b)(c)
	Series 2021-R03 Class 1M2
119,792	5.31%, 12/25/2041 1-mo. SOFR + 1.65%	119,975
	Series 2026-R01 Class 2A1
1,034,719	4.51%, 01/25/2046 1-mo. SOFR + 0.85%	1,028,252
	Series 2021-R01 Class 1M2
57,763	5.21%, 10/25/2041 1-mo. SOFR + 1.55%	57,800
	Series 2024-R01 Class 1M2
175,000	5.46%, 01/25/2044 1-mo. SOFR + 1.80%	176,362
	Series 2024-R02 Class 1M2
107,000	5.46%, 02/25/2044 1-mo. SOFR + 1.80%	107,033
	Series 2024-R03 Class 2M2
375,000	5.61%, 03/25/2044 1-mo. SOFR + 1.95%	375,585
	Federal Home Loan Mortgage Corp
31,010	3.00%, 09/01/2027	30,747
1,473	6.00%, 11/01/2033	1,502
6,052	6.00%, 04/01/2035	6,201
4,409	4.50%, 05/01/2035	4,361
18,465	5.50%, 08/01/2035	18,933
9,286	4.50%, 11/01/2035	9,303
2,434	6.50%, 02/01/2036	2,550
3,955	4.50%, 03/01/2036	3,911
5,068	6.00%, 03/01/2036	5,317
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
7,859	5.50%, 08/01/2036	$ 7,952
5,509	7.00%, 08/01/2037	5,785
699,187	2.50%, 02/01/2038	663,137
25,862	5.00%, 04/01/2038	26,137
1,522,598	5.50%, 05/01/2038	1,554,149
39,307	4.50%, 03/01/2039	38,901
37,574	4.50%, 05/01/2039	37,232
1,515,993	5.50%, 06/01/2040	1,546,837
44,429	4.00%, 09/01/2040	42,911
112,217	5.00%, 09/01/2040	113,411
10,767	4.00%, 09/01/2043	10,365
112,289	4.50%, 04/01/2044	110,919
259,475	4.50%, 12/01/2044	255,988
688,459	3.00%, 02/01/2049	625,561
37,788	3.50%, 07/01/2049	35,309
996,949	4.00%, 03/01/2050	947,994
1,632,758	4.50%, 03/01/2050	1,600,045
308,918	3.50%, 05/01/2050	285,625
92,048	2.50%, 11/01/2050	78,980
581,843	4.50%, 11/01/2050	564,031
789,124	2.50%, 02/01/2051	670,755
1,225,486	2.00%, 03/01/2051	998,334
2,203,826	2.00%, 05/01/2051	1,791,070
2,197,604	2.50%, 05/01/2051	1,878,109
2,479,986	2.50%, 08/01/2051	2,130,230
27,360	2.00%, 09/01/2051	22,171
682,408	2.50%, 09/01/2051	585,523
667,130	2.00%, 11/01/2051	544,273
2,866,501	2.00%, 01/01/2052	2,313,570
473,881	2.00%, 02/01/2052	381,957
27,533	2.00%, 03/01/2052	22,277
974,793	2.00%, 04/01/2052	786,934
524,847	4.50%, 04/01/2052	507,836
1,164,318	2.00%, 06/01/2052	943,413
2,229,250	3.00%, 08/01/2052	1,992,385
2,253,310	3.00%, 11/01/2052	1,983,963
254,084	6.00%, 11/01/2052	264,044
668,264	6.00%, 01/01/2053	694,463
1,546,872	4.50%, 05/01/2053	1,512,315
3,341,696	6.00%, 06/01/2054	3,408,641
1,358,868	6.00%, 09/01/2054	1,386,050
3,666,069	6.00%, 12/01/2054	3,737,071
3,050,255	5.50%, 01/01/2055	3,090,248
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	187,847
	Series K104 Class X1
943,829	1.11%, 01/25/2030(e)	33,036
	Series K111 Class X1
561,751	1.56%, 05/25/2030(e)	30,220
	Series K112 Class X1
1,103,258	1.43%, 05/25/2030(e)	55,640
	Series K114 Class X1
1,441,909	1.11%, 06/25/2030(e)	57,194
	Series K122 Class X1
436,864	0.87%, 11/25/2030(e)	14,535

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series K-152 Class A2
500,000	3.78%, 11/25/2032(e)	$ 481,928
	Series K-161 Class A2
500,000	4.90%, 10/25/2033(e)	511,846
	Series K510 Class A2
175,000	5.07%, 10/25/2028(e)	178,531
	Series K545 Class A2
935,000	4.29%, 07/25/2030(e)	936,498
	Series K547 Class A2
950,000	4.42%, 05/25/2030(e)	956,003
	Series K549 Class A2
925,000	4.34%, 09/25/2030(e)	927,764
	Series KF153 Class AS
226,017	4.35%, 02/25/2033(c) 1-mo. SOFR + 0.68%	226,611
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
11,689	3.00%, 05/15/2041	11,202
	Series 4097 Class KA
2,549	2.00%, 09/15/2031	2,543
	Series 4142 Class PT
8,867	1.25%, 12/15/2027	8,696
	Series 4146 Class AB
6,954	1.13%, 12/15/2027	6,827
	Series 4961 Class JB
100,946	2.50%, 12/15/2042	92,614
	Series 5170 Class DP
305,821	2.00%, 07/25/2050	270,096
	Series 5502 Class FG
321,668	4.66%, 02/25/2055(c) 1-mo. SOFR + 1.00%	322,123
	Series 5544 Class B
748,608	5.00%, 08/25/2052	749,961
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(c)
	Series 2021-DNA5 Class M2
19,186	5.31%, 01/25/2034 1-mo. SOFR + 1.65%	19,186
	Series 2022-DNA3 Class M1B
635,000	6.56%, 04/25/2042 1-mo. SOFR + 2.90%	646,373
	Series 2022-DNA4 Class M1B
250,000	7.01%, 05/25/2042 1-mo. SOFR + 3.35%	255,313
	Series 2025-DNA2 Class A1
312,500	4.76%, 05/25/2045 1-mo. SOFR + 1.10%	312,875
	Series 2021-DNA6 Class B1
800,000	7.06%, 10/25/2041 1-mo. SOFR + 3.40%	808,625
	Series 2022-DNA2 Class M2
395,000	7.41%, 02/25/2042 1-mo. SOFR + 3.75%	403,150
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2022-DNA5 Class M1B
695,000	8.16%, 06/25/2042 1-mo. SOFR + 4.50%	$ 720,951
	Series 2022-DNA7 Class M1B
515,000	8.66%, 03/25/2052 1-mo. SOFR + 5.00%	541,179
	Series 2022-HQA3 Class M1B
265,000	7.21%, 08/25/2042 1-mo. SOFR + 3.55%	272,464
	Series 2023-HQA1 Class M1B
160,000	7.16%, 05/25/2043 1-mo. SOFR + 3.50%	167,046
	Series 2023-HQA3 Class A1
85,494	5.51%, 11/25/2043 1-mo. SOFR + 1.85%	86,090
	Series 2025-DNA3 Class A1
844,750	4.61%, 09/25/2045 1-mo. SOFR + 0.95%	842,967
	Federal National Mortgage Association
143,884	3.50%, 01/01/2031	141,400
3,209	4.50%, 08/01/2035	3,176
1,131	6.00%, 02/01/2036	1,158
10,985	5.50%, 03/01/2036	11,240
10,731	6.00%, 03/01/2037	11,196
21,029	6.00%, 08/01/2037	21,941
8,454	6.50%, 08/01/2037	8,852
17,830	2.00%, 07/01/2041	15,565
95,214	4.00%, 10/01/2041	91,944
375,562	3.50%, 08/01/2043	354,742
207,056	4.00%, 01/01/2045	199,439
118,819	3.50%, 08/01/2045	111,571
638,121	4.00%, 08/01/2045	617,955
278,857	4.00%, 10/01/2046	267,704
288,346	3.50%, 01/01/2047	268,168
20,275	4.50%, 01/01/2048	19,860
119,729	4.00%, 02/01/2049	114,645
363,042	3.50%, 07/01/2049	337,468
338,687	4.50%, 07/01/2049	331,277
259,680	3.50%, 08/01/2049	241,593
669,933	3.00%, 12/01/2049	595,757
1,429,754	3.00%, 04/01/2050	1,274,604
392,654	3.50%, 05/01/2050	363,016
610,211	2.50%, 06/01/2050	523,628
184,740	2.50%, 07/01/2050	157,088
708,930	2.50%, 09/01/2050	609,691
2,462,599	2.00%, 10/01/2050	2,005,637
1,640,414	2.00%, 11/01/2050	1,336,017
833,689	2.50%, 01/01/2051	706,716
39,392	2.50%, 02/01/2051	33,799
60,714	2.50%, 03/01/2051	52,321
194,060	2.00%, 04/01/2051	157,576
847,074	2.00%, 05/01/2051	687,771
9,590,099	2.50%, 06/01/2051	8,136,565
933,130	3.00%, 07/01/2051	820,316

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
77,280	2.50%, 09/01/2051	$ 66,357
829,942	2.00%, 10/01/2051	671,689
304,639	2.50%, 10/01/2051	262,295
319,823	2.50%, 11/01/2051	275,600
1,151,688	2.00%, 01/01/2052	932,507
1,630,096	2.00%, 02/01/2052	1,318,259
3,945,090	2.00%, 04/01/2052	3,192,035
2,495,597	2.50%, 04/01/2052	2,100,328
3,414,270	2.00%, 06/01/2052	2,758,354
1,030,783	3.00%, 06/01/2052	909,892
55,646	2.00%, 07/01/2052	44,956
709,456	5.50%, 09/01/2052	724,567
729,678	5.50%, 04/01/2053	740,643
2,724,247	5.50%, 06/01/2053	2,745,827
1,928,471	6.00%, 12/01/2053	1,968,408
2,757,491	6.50%, 01/01/2054	2,854,259
3,103,623	5.50%, 09/01/2054	3,120,544
2,400,263	5.00%, 10/01/2054	2,369,214
	Series 2012-52 Class PA
20,849	4.00%, 07/01/2026	20,261
	Federal National Mortgage Association Alternative Credit Enhancement Securities(e)
	Series 2019-M21 Class X3
1,813,849	1.13%, 06/25/2034	102,934
	Series 2020-M2 Class X
4,252,865	0.30%, 01/25/2030	32,985
39,325	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	36,125
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
7,430	1.50%, 09/25/2027	7,313
	Series 2012-18 Class GA
19,002	2.00%, 12/25/2041	17,873
	Series 2012-21 Class PQ
9,294	2.00%, 09/25/2041	8,841
	Series 2013-9 Class PT
8,376	1.25%, 02/25/2028	8,193
	Series 2015-48 Class QB
7,750	3.00%, 02/25/2043	7,642
	Series 2015-5 Class EP
41,932	2.00%, 06/25/2043	40,360
	Series 2016-11 Class GA
27,735	2.50%, 03/25/2046	25,979
	Series 2016-38 Class NA
14,546	3.00%, 01/25/2046	13,618
	Series 2017-16 Class PB
288,000	3.00%, 03/25/2047	252,478
	Series 2017-26 Class CG
7,133	3.50%, 07/25/2044	7,097
	Series 2017-34 Class JK
7,046	3.00%, 05/25/2047	6,928
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
	Series 2017-35 Class AH
8,614	3.50%, 04/25/2053	$ 8,576
	Series 2017-49 Class JA
12,804	4.00%, 07/25/2053	12,762
	Series 2017-84 Class KA
15,654	3.50%, 04/25/2053	15,548
	Series 2018-23 Class LA
30,112	3.50%, 04/25/2048	28,807
	Series 2018-70 Class HA
26,431	3.50%, 10/25/2056	25,820
	Series 2019-12 Class HA
54,842	3.50%, 11/25/2057	52,707
	Series 2019-14 Class CA
47,739	3.50%, 04/25/2049	46,059
	Series 2019-45 Class PT
48,688	3.00%, 08/25/2049	44,187
	Series 2020-1 Class AC
185,296	3.50%, 08/25/2058	176,811
	Series 2022-90 Class AY
680,000	4.50%, 12/25/2041	672,769
	Series 2025-11 Class FB
634,813	4.66%, 03/25/2055(c) 1-mo. SOFR + 1.00%	636,590
	Government National Mortgage Association
3,250,000	3.50%, TBA	2,966,211
4,000,000	4.50%, TBA	3,863,605
3,500,000	5.00%, TBA	3,466,058
1,000,000	5.50%, TBA	1,006,369
2,000,000	6.00%, TBA	2,033,612
122,537	4.00%, 02/20/2045	117,657
26,830	3.00%, 12/20/2045	24,337
62,385	4.50%, 01/20/2046	61,654
107,073	4.50%, 06/20/2048	105,352
106,617	4.50%, 07/20/2048	105,070
113,231	4.50%, 09/20/2048	111,483
113,182	4.50%, 10/20/2048	111,399
96,010	4.50%, 01/20/2049	94,528
107,357	4.50%, 02/20/2049	105,535
235,056	3.50%, 12/20/2049	218,577
224,902	3.50%, 01/20/2050	209,963
1,111,057	3.00%, 03/20/2050	994,468
501,140	3.50%, 10/20/2050	468,009
1,479,668	2.00%, 12/20/2050	1,223,051
2,413,456	2.50%, 03/20/2051	2,077,619
62,419	3.00%, 03/20/2051	55,840
56,492	3.00%, 06/20/2051	50,479
2,523,988	2.50%, 08/20/2051	2,172,770
3,696,477	2.50%, 09/20/2051	3,182,938
3,512,320	2.50%, 10/20/2051	3,023,739
2,348,135	3.00%, 10/20/2051	2,098,866
454,396	2.50%, 11/20/2051	391,010
1,698,433	2.00%, 12/20/2051	1,403,876
259,170	2.50%, 12/20/2051	223,016
833,877	3.00%, 05/20/2052	744,985
1,917,558	4.50%, 09/20/2052	1,867,326
821,945	4.50%, 11/20/2052	800,161
759,379	3.50%, 02/20/2053	704,882
2,308,130	5.50%, 05/20/2054	2,337,097

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Government Agency — (continued)
3,081,344	6.00%, 07/20/2054	$ 3,139,005
2,947,735	5.50%, 12/20/2054	2,975,410
3,205,315	6.00%, 01/20/2056	3,268,933
3,023,817	5.50%, 02/20/2056	3,051,262
	Series 2013-37 Class LG
9,480	2.00%, 01/20/2042	9,346
	Series 2021-135 Class A
1,353,719	2.00%, 08/20/2051	1,117,236
	Series 2025-110 Class J
724,711	5.00%, 09/20/2051	723,166
	Uniform Mortgage-Backed Security(g)
2,600,000	2.00%, TBA	2,162,267
8,787,000	2.50%, TBA	7,386,572
3,970,000	3.00%, TBA	3,623,741
6,000,000	4.00%, TBA	5,661,142
16,285,000	4.50%, TBA	15,877,116
4,140,000	5.00%, TBA	4,081,392
21,575,000	5.50%, TBA	21,667,146
8,255,000	6.00%, TBA	8,410,769
4,950,000	6.50%, TBA	5,117,120
		229,972,225
TOTAL MORTGAGE-BACKED SECURITIES — 41.45% (Cost $323,704,714)		$317,560,733
MUNICIPAL BONDS AND NOTES
	Maryland Economic Development Corp, RB
270,000	4.97%,11/30/2032	276,238
110,000	5.02%,11/30/2033	112,500
80,000	Regents of The University of California Medical Center Series H, RB 6.55%, 05/15/2048	84,881
575,000	State Board of Administration Finance Corp, RB 2.15%, 07/01/2030	529,222
85,000	State of California, GO 7.30%, 10/01/2039	97,648
TOTAL MUNICIPAL BONDS AND NOTES — 0.14% (Cost $1,193,850)		$1,100,489
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,944,284
760,000	2.85%, 03/28/2034	687,071
	Federal Home Loan Bank
560,000	3.38%, 09/10/2032	535,456
Principal Amount(a)		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
600,000	4.75%, 12/10/2032	$ 617,641
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.50% (Cost $4,008,277)		$3,784,452
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
3,439,808(h)	0.75%, 02/15/2042	2,649,240
14,145(h)	0.63%, 02/15/2043	10,417
1,360,525(h)	1.38%, 02/15/2044	1,123,859
1,042,700(h)	0.75%, 02/15/2045	748,800
3,850,009(h)	1.50%, 02/15/2053	1,695,291
	United States Treasury Note/Bond
3,980,000	1.38%, 08/31/2026(i)(j)	3,941,288
265,000	1.13%, 02/28/2027	258,807
6,585,000	4.25%, 03/15/2027(f)	6,616,793
14,490,000	3.75%, 06/30/2027	14,478,680
430,000	0.38%, 09/30/2027	408,483
125,000	0.50%, 10/31/2027	118,638
8,765,000	4.13%, 11/15/2027	8,802,662
3,820,000	0.75%, 01/31/2028	3,613,332
2,510,000	1.25%, 05/31/2028	2,377,048
2,870,000	1.25%, 06/30/2028	2,712,598
23,375,000	3.63%, 08/15/2028	23,275,474
9,240,000	4.63%, 04/30/2029	9,449,344
5,505,000	4.13%, 11/30/2029	5,550,588
11,850,000	1.50%, 02/15/2030	10,843,675
3,290,000	4.00%, 03/31/2030	3,301,823
1,340,000	3.75%, 06/30/2030	1,331,311
1,710,000	4.63%, 09/30/2030	1,758,561
2,000,000	3.88%, 03/31/2031	1,993,594
3,045,000	1.38%, 11/15/2031	2,640,586
13,920,000	4.50%, 12/31/2031	14,250,600
1,825,000	4.38%, 01/31/2032	1,856,082
3,620,000	2.75%, 08/15/2032	3,348,076
2,480,000	4.25%, 03/31/2033	2,497,050
5,175,000	4.25%, 11/15/2034	5,173,585
8,830,000	4.63%, 02/15/2035	9,059,718
6,145,000	4.00%, 11/15/2035	5,994,255
400,000	4.25%, 05/15/2039	388,234
560,000	4.50%, 08/15/2039	554,663
2,380,000	4.38%, 05/15/2040	2,311,668
3,275,000	1.13%, 08/15/2040	2,041,630
6,770,000	1.88%, 02/15/2041	4,690,076
1,405,000	4.75%, 02/15/2041	1,412,629
1,500,000	4.00%, 11/15/2042	1,357,324
3,900,000	3.13%, 02/15/2043	3,122,590
1,200,000	3.88%, 05/15/2043	1,063,547
350,000	4.38%, 08/15/2043	330,354
1,566,000	3.63%, 02/15/2044	1,330,244
680,000	4.63%, 05/15/2044	659,467
610,000	3.13%, 08/15/2044	478,207
3,155,000	2.50%, 02/15/2045	2,212,567
1,150,000	4.88%, 08/15/2045	1,146,227
3,010,000	2.50%, 02/15/2046	2,076,665

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
1,500,000	2.88%, 11/15/2046	$ 1,096,465
1,500,000	3.00%, 02/15/2047	1,117,617
6,596,000	3.00%, 05/15/2047	4,902,168
2,570,000	3.00%, 02/15/2048	1,895,174
1,580,000	3.13%, 05/15/2048	1,189,012
1,915,000	3.38%, 11/15/2048	1,500,657
1,280,000	2.88%, 05/15/2049	910,000
910,000	2.38%, 11/15/2049	579,734
5,100,000	1.25%, 05/15/2050	2,420,309
2,730,000	1.63%, 11/15/2050	1,424,399
1,365,000	2.25%, 02/15/2052	822,626
3,485,000	3.00%, 08/15/2052	2,477,345
6,331,400	4.00%, 11/15/2052	5,439,810
2,995,000	3.63%, 05/15/2053	2,401,499
3,128,000	4.25%, 08/15/2054	2,801,515
2,745,000	4.63%, 02/15/2055	2,618,151
930,000	4.75%, 05/15/2055	905,551
1,410,000	4.75%, 08/15/2055	1,374,089
2,225,000	4.75%, 02/15/2056	2,170,070
	United States Treasury Strip Coupon(k)
1,842,000	3.93%, 11/15/2029	1,599,831
390,000	3.98%, 08/15/2030	328,209
390,000	3.99%, 11/15/2030	324,816
1,150,000	4.06%, 08/15/2031	926,423
1,510,000	4.08%, 11/15/2031	1,202,990
831,000	4.10%, 05/15/2032	647,668
390,000	4.23%, 08/15/2033	286,294
870,000	4.41%, 08/15/2035	577,581
TOTAL U.S. TREASURY BONDS AND NOTES — 28.85% (Cost $231,866,337)		$220,996,353
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
8,508,688	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 3.60%(m)	8,508,688
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.11% (Cost $8,508,688)		$8,508,688
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 6.77%
	U.S. Treasury Bills(k)
6,405,100	3.65%, 04/07/2026(f)	$ 6,401,205
4,295,000	3.64%, 04/14/2026	4,289,358
3,960,000	3.66%, 04/16/2026	3,953,978
2,185,000	3.64%, 04/21/2026	2,180,596
3,085,000	3.64%, 04/28/2026	3,076,602
1,870,000	3.63%, 04/30/2026	1,864,544
3,170,000	3.64%, 05/05/2026	3,159,152
15,530,000	3.61%, 05/07/2026	15,474,179
11,550,000	3.61%, 05/19/2026	11,494,645
1,000	3.65%, 05/26/2026	994
TOTAL SHORT TERM INVESTMENTS — 6.77% (Cost $51,895,253)		$51,895,253
TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 111.05% (Cost: $872,471,170)		$850,748,769
TBA SALE COMMITMENTS
U.S. Government Agency — (0.38%)
	Uniform Mortgage-Backed Security(g)
(1,000,000)	3.00%, TBA	(878,179)
(2,000,000)	6.50%, TBA	(2,069,008)
		(2,947,187)
TBA SALE COMMITMENTS — (0.38)% (Proceeds $(2,969,375))		$(2,947,187)
TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 110.67% (Cost $869,501,795)		$847,801,582
OTHER ASSETS & LIABILITIES, NET — (10.67)%		$(81,742,722)
TOTAL NET ASSETS — 100.00%		$766,058,860

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $155,654,512, representing 20.32% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(f)	All or a portion of the security is on loan as of March 31, 2026.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	Principal amount of the security is adjusted for inflation.
(i)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of March 31, 2026.
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
Euro - Schatz Futures	66	EUR	6,980	Jun 2026	$(42,798)
ICE 3-mo. SONIA Futures	64	GBP	15,302	Dec 2026	(179,673)
U.S. 10 Year Treasury Note Futures	174	USD	19,322	Jun 2026	(382,484)
U.S. 10 Year Treasury Ultra Futures	32	USD	3,633	Jun 2026	(35,809)
U.S. 2 Year Treasury Note Futures	324	USD	67,212	Jun 2026	(286,189)
U.S. 5 Year Treasury Note Futures	12	USD	1,298	Jun 2026	(690)
U.S. Long Bond Futures	224	USD	25,508	Jun 2026	(676,157)
U.S. Ultra Bond Futures	156	USD	18,184	Jun 2026	(505,622)
Short
U.S. 10 Year Treasury Note Futures	45	USD	4,997	Jun 2026	20,120
U.S. 10 Year Treasury Ultra Futures	69	USD	7,833	Jun 2026	131,914
U.S. 5 Year Treasury Note Futures	12	USD	1,298	Jun 2026	600
				Net Depreciation	$(1,956,788)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
DB	USD	3,363,242	EUR	2,839,207	05/22/2026	$73,107
SSB	USD	393,831	EUR	334,221	05/22/2026	6,528
					Net Appreciation	$79,635

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.IG.43(c)	USD	11,600	$208,207	$198,389	3.00%	12/20/2029	$9,818	0.48%	Quarterly	-
CDX.NA.IG.45(c)	USD	28,983	511,643	571,475	6.00	12/20/2030	(59,832)	0.59	Quarterly	-
Oracle Corp	USD	985	(31,629)	(10,568)	3.00	12/20/2030	(21,061)	1.76	Quarterly	-
CDX.NA.IG.45(c)	USD	5,575	98,416	108,887	1.00	12/20/2030	(10,471)	0.59	Quarterly	-
Paramount Global	USD	90	(9,180)	(9,184)	1.00	06/20/2031	4	3.35	Quarterly	-
			$777,457	$858,999		Net Depreciation	$(81,542)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of March 31, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.06%	Annually	USD	3,110	08/31/2027	$18,282	$(17,366)	$35,648
1-day TONA	Annually	1.25%	Annually	JPY	2,780,130	12/15/2027	42,612	(24,542)	67,154
1-day SOFR	Annually	3.18%	Annually	USD	11,780	03/15/2028	82,629	(19,604)	102,233
1-day EUROSTR	Annually	2.00%	Annually	EUR	140	06/17/2028	1,929	80,293	(78,364)
3.75%	Annually	1-day SONIA	Annually	GBP	7,790	06/17/2028	(92,413)	(17,072)	(75,341)
1-day CORRA	Semi-Annually	2.75%	Semi-Annually	CAD	1,950	06/17/2028	1,319	4,511	(3,192)
1-day SONIA	Annually	4.00%	Annually	GBP	820	06/17/2028	4,650	1,027	3,623
1-day CORRA	Semi-Annually	2.50%	Semi-Annually	CAD	960	06/17/2028	3,982	(507)	4,489
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	1,140	06/17/2028	9,928	1,416	8,512
1-day SOFR	Annually	3.25%	Annually	USD	1,950	06/17/2028	12,931	3,950	8,981
3-mo. BBSW	Quarterly	4.50%	Quarterly	AUD	3,320	06/17/2028	7,938	(4,969)	12,907
6-mo. EURIBOR	Semi-Annually	2.25%	Annually	EUR	2,390	06/17/2028	34,074	3,124	30,950
1-day SOFR	Annually	3.00%	Annually	USD	8,780	06/17/2028	100,262	52,263	47,999
3.75%	Annually	1-day EUROSTR	Annually	EUR	47,769	09/10/2028	(311,470)	170,402	(481,872)
6-mo. EURIBOR	Semi-Annually	2.50%	Annually	EUR	47,769	09/10/2028	193,561	120,816	72,745
1-day SOFR	Annually	3.30%	Annually	USD	9,140	08/31/2030	103,535	44,807	58,728
2.50%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	5,100	06/17/2031	(112,098)	6,574	(118,672)
3.75%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	8,540	06/17/2031	(74,421)	(12,375)	(62,046)
4.00%	Annually	1-day SONIA	Annually	GBP	2,460	06/17/2031	(25,692)	18,789	(44,481)
4.75%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	7,160	06/17/2031	(31,952)	(5,975)	(25,977)
1-day TONA	Annually	1.25%	Annually	JPY	4,099,000	06/17/2031	686,054	471,463	214,591
3.38%	Annually	1-day SOFR	Annually	USD	4,460	08/31/2031	(49,891)	(36,727)	(13,164)
1-day TONA	Annually	2.00%	Annually	JPY	312,148	01/11/2033	11,213	(2,251)	13,464
1-day SOFR	Annually	3.41%	Annually	USD	7,740	01/31/2033	131,870	(19,144)	151,014
3.00%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	2,240	05/15/2035	(20,109)	7,512	(27,621)
1.50%	Annually	1-day TONA	Annually	JPY	436,000	06/17/2036	(173,690)	(148,310)	(25,380)
4.00%	Semi-Annually	3-mo. BBR-FRA	Quarterly	NZD	1,910	06/17/2036	(37,360)	(13,992)	(23,368)
5.00%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	2,090	06/17/2036	(6,777)	13,554	(20,331)
3.25%	Semi-Annually	1-day CORRA	Semi-Annually	CAD	700	06/17/2036	321	9,578	(9,257)
4.25%	Annually	6-mo. NIBOR	Semi-Annually	NOK	3,260	06/17/2036	(4,780)	(2,850)	(1,930)
1-day SONIA	Annually	4.25%	Annually	GBP	930	06/17/2036	16,662	11,219	5,443
0.50%	Annually	1-day SARON	Annually	CHF	910	06/17/2036	(8,210)	(13,665)	5,455
3-mo. STIBOR	Quarterly	2.75%	Annually	SEK	13,660	06/17/2036	42,203	33,606	8,597
1-day SOFR	Annually	3.75%	Annually	USD	1,000	06/17/2036	9,604	(13,843)	23,447
6-mo. EURIBOR	Semi-Annually	2.75%	Annually	EUR	4,740	06/17/2036	159,155	22,411	136,744
1-day SOFR	Annually	3.81%	Annually	USD	2,500	08/31/2036	15,187	5,043	10,144
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER CORE BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following centrally cleared interest rate swaps — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
2.16%	Annually	1-day TONA	Annually	JPY	504,575	08/02/2044	$(166,837)	$(156,396)	$(10,441)
1-day SOFR	Annually	4.16%	Annually	USD	3,955	03/19/2045	(11,972)	(3,878)	(8,094)
1-day SOFR	Annually	2.88%	Annually	USD	440	03/15/2053	90,202	4,393	85,809
1-day SOFR	Annually	2.97%	Annually	USD	1,235	03/15/2053	235,052	(1,232)	236,284
1-day SOFR	Annually	3.25%	Annually	USD	365	06/21/2053	52,996	342	52,654
1-day SOFR	Annually	3.59%	Annually	USD	670	09/20/2053	60,059	746	59,313
2.50%	Annually	1-day TONA	Annually	JPY	55,500	06/17/2056	(38,041)	(24,128)	(13,913)
6-mo. EURIBOR	Semi-Annually	3.00%	Annually	EUR	410	06/17/2056	9,677	1,711	7,966
							$972,174	$550,724	$421,450
Abbreviations
BBR-FRA	New Zealand Dollar Bank Bill Rate-Forward Rate Agreement Basis Swap
BBSW	Australian Bank Bill Swap Rate
CORRA	Canadian Overnight Repo Rate Average
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate
EUROSTR	Euro short term rate
NIBOR	Norwegian Interbank Offered Rate
SARON	Swiss Average Rate Overnight interest rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SSB	State Street Bank
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TONA	Tokyo Overnight Average Rate
Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 1.64%
397,000	Aligned Data Centers Issuer LLC(b) Series 2023-1A Class A2 6.00%, 08/17/2048	$ 398,862
228,000	AutoNation Finance Trust(b) Series 2025-1A Class A3 4.62%, 11/13/2029	229,011
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2023-4A Class A
370,000	5.49%, 06/20/2029	376,946
	Series 2023-8A Class A
281,000	6.02%, 02/20/2030	291,377
	Series 2025-2A Class A
326,000	5.12%, 08/20/2031	330,424
	Series 2025-3A Class A
113,000	4.17%, 02/20/2030	112,063
545,000	Ballyrock Ltd(b)(c) Series 2023-24A Class A1R 4.99%, 07/15/2038 3-mo. SOFR + 1.32%	544,715
46,683	Carvana Auto Receivables Trust Series 2021-N2 Class C 1.07%, 03/10/2028	45,842
	CyrusOne Data Centers Issuer I LLC(b)
	Series 2023-1A Class B
105,307	5.45%, 04/20/2048	104,046
	Series 2023-2A Class A2
502,000	5.56%, 11/20/2048	502,661
1,490,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	1,445,318
85,094	Ent Auto Receivables Trust(b) Series 2023-1A Class A3 6.24%, 01/16/2029	85,444
983,047	Ford Auto Securitization Trust II(b) Series 2022-AA Class A3 CAD, 5.40%, 09/15/2028	715,788
975,000	Invesco US Ltd(b)(c) Series 2023-3A Class AR 4.98%, 07/15/2038 3-mo. SOFR + 1.31%	975,126
619,000	Merchants Fleet Funding LLC(b) Series 2025-1A Class A 4.49%, 01/20/2039	619,901
197,425	Mosaic Solar Loan Trust(b) Series 2023-2A Class A 5.36%, 09/22/2053	188,381
680,000	Octagon Ltd(b)(c) Series 2023-2A Class A1R 5.07%, 04/20/2038 3-mo. SOFR + 1.40%	680,451
582,940	OneMain Financial Issuance Trust(b) Series 2020-2A Class A 1.75%, 09/14/2035	574,958
Principal Amount(a)		Fair Value
Non-Agency — (continued)
124,000	PenFed Auto Receivables Owner Trust(b) Series 2025-A Class A3 4.03%, 07/15/2030	$ 123,697
575,000	Regatta XXV Funding Ltd(b)(c) Series 2023-1A Class A1R 5.01%, 07/15/2038 3-mo. SOFR + 1.34%	575,415
565,000	Retained Vantage Data Centers Issuer LLC(b) Series 2023-1A Class A2A 5.00%, 09/15/2048	563,396
148,352	SpringCastle America Funding LLC(b) Series 2020-AA Class A 1.97%, 09/25/2037	139,770
85,866	Sunnova Hestia I Issuer LLC(b) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	83,992
637,833	Textainer Marine Containers VII Ltd(b) Series 2021-1A Class A 1.68%, 02/20/2046	599,408
742,050	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	745,145
202,287	Trinity Rail Leasing LLC(b) Series 2020-2A Class A1 1.83%, 11/19/2050	197,705
		11,249,842
U.S. Government Agency — 0.03%
193,847	Federal Home Loan Mortgage Corp Structured Pass Through Certificates Series 2017-SR01 Class A3 3.09%, 11/25/2027	190,184
TOTAL ASSET-BACKED SECURITIES — 1.67% (Cost $11,424,700)		11,440,026
CORPORATE BONDS AND NOTES
Basic Materials — 0.31%
400,000	Arkema SA EUR, 3.50%, 09/09/2033	442,648
	Corp Nacional del Cobre de Chile(b)
540,000	5.95%, 01/08/2034	552,130
220,000	6.30%, 09/08/2053	220,933
200,000	Inversiones CMPC SA(b) 6.13%, 06/23/2033	198,860
470,000	Mondi Finance PLC EUR, 3.75%, 05/18/2033	526,413
200,000	POSCO(b) 5.75%, 01/17/2028	203,993
		2,144,977

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — 1.56%
1,483,000	Alphabet Inc 5.65%, 02/15/2056	$ 1,478,230
	Amazon.com Inc
934,000	EUR, 3.70%, 03/16/2035	1,067,488
770,000	EUR, 4.05%, 03/16/2039	873,523
543,000	5.80%, 03/13/2056	542,564
1,094,000	5.95%, 03/13/2066	1,097,586
	Charter Communications Operating LLC / Charter Communications Operating Capital
357,000	5.85%, 12/01/2035	351,140
1,633,000	4.80%, 03/01/2050	1,207,370
924,000	3.85%, 04/01/2061	539,627
500,000	Informa PLC EUR, 3.25%, 10/23/2030	560,552
600,000	Koninklijke KPN NV EUR, 3.38%, 02/17/2035	659,200
1,150,000	Meta Platforms Inc 4.60%, 11/15/2032	1,138,718
376,000	NTT Finance Corp(b) EUR, 4.09%, 07/16/2037	430,867
640,000	Vodafone Group PLC EUR, 4.63%, 09/12/2055	711,241
		10,658,106
Consumer, Cyclical — 0.78%
	Aptiv Swiss Holdings Ltd
523,000	EUR, 4.25%, 06/11/2036	585,543
220,000	3.10%, 12/01/2051	135,718
	Ford Motor Credit Co LLC
200,000	7.20%, 06/10/2030	210,666
900,000	7.12%, 11/07/2033	945,400
700,000	Gildan Activewear Inc(b) 4.70%, 10/07/2030	692,622
1,500,000	Toyota Motor Finance Netherlands BV EUR, 3.13%, 04/21/2028	1,725,070
	Volkswagen International Finance NV(d)
500,000	EUR, 4.38%, Perpetual	544,714
400,000	EUR, 5.99%, Perpetual	462,113
		5,301,846
Consumer, Non-Cyclical — 2.44%
	Anheuser-Busch InBev SA
1,290,000	EUR, 2.75%, 03/17/2036	1,357,489
840,000	EUR, 3.88%, 05/19/2038	943,413
600,000	ASTM SpA EUR, 2.38%, 11/25/2033	608,863
	Autostrade per l'Italia SpA
629,000	EUR, 2.25%, 01/25/2032	664,383
425,000	EUR, 4.63%, 02/28/2036	499,797
268,000	Avery Dennison Corp EUR, 4.00%, 09/11/2035	303,139
600,000	Bayer AG EUR, 7.00%, 09/25/2083	735,205
635,000	Becton Dickinson & Co EUR, 3.83%, 06/07/2032	731,465
Principal Amount(a)		Fair Value
Consumer, Non-cyclical — (continued)
	BMS Ireland Capital Funding Designated Activity Co
403,000	EUR, 3.36%, 11/10/2033	$ 451,980
451,000	EUR, 4.58%, 11/10/2055	506,080
790,000	Eurofins Scientific SE EUR, 4.75%, 09/06/2030	944,456
428,000	Fiserv Funding ULC EUR, 4.00%, 06/15/2036	467,345
	Global Payments Inc
517,000	EUR, 4.88%, 03/17/2031	607,989
800,000	5.55%, 11/15/2035	770,911
	Kraft Heinz Foods Co
381,000	5.00%, 06/04/2042	335,037
250,000	4.38%, 06/01/2046	195,461
700,000	Medtronic Inc EUR, 4.15%, 10/15/2043	773,580
1,170,000	Merck & Co Inc 5.55%, 12/04/2055	1,136,189
374,000	Pfizer Investment Enterprises Pte Ltd 5.11%, 05/19/2043	352,905
670,000	Royalty Pharma PLC 5.90%, 09/02/2054	643,255
	Sartorius Finance BV
300,000	EUR, 4.50%, 09/14/2032	354,969
700,000	EUR, 4.88%, 09/14/2035	835,883
1,500,000	Stryker Corp EUR, 2.13%, 11/30/2027	1,704,946
646,000	Viatris Inc 4.00%, 06/22/2050	423,393
300,000	Werfen SA EUR, 3.63%, 02/12/2032	340,054
		16,688,187
Energy — 1.96%
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc
291,000	EUR, 3.81%, 03/11/2034	332,120
318,000	EUR, 4.19%, 03/11/2038	361,707
344,000	EUR, 4.74%, 03/11/2046	392,850
	Eni SpA(b)
336,000	5.50%, 05/15/2034	344,179
431,000	5.95%, 05/15/2054	428,826
	Petroleos Mexicanos
1,894,000	5.95%, 01/28/2031	1,810,802
3,543,000	6.70%, 02/16/2032	3,467,464
59,000,000	MXN, 10.80%, 08/08/2034	3,257,707
400,000	Repsol E&P Capital Markets US LLC(b) 5.98%, 09/16/2035	407,171
440,000	Var Energi ASA EUR, 7.86%, 11/15/2083	548,529
1,300,000	Wintershall Dea Finance 2 BV(d) EUR, 3.00%, Perpetual	1,433,202
600,000	Wintershall Dea Finance BV EUR, 1.82%, 09/25/2031	611,587
		13,396,144

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — 5.97%
700,000	Aareal Bank AG EUR, 5.63%, 12/12/2034	$ 824,136
492,000	American National Group Inc 6.00%, 07/15/2035	479,644
580,000	Apollo Debt Solutions BDC(b) 5.70%, 01/23/2031	565,805
	Ares Capital Corp
335,000	5.50%, 09/01/2030	329,026
335,000	5.80%, 03/08/2032	330,524
1,692,000	Avolon Holdings Funding Ltd(b) 2.75%, 02/21/2028	1,631,710
	Banco Santander SA
500,000	EUR, 3.50%, 10/02/2032	566,539
800,000	5.13%, 11/06/2035	779,904
400,000	Banque Federative du Credit Mutuel SA EUR, 3.75%, 02/03/2034	456,863
	Barclays PLC
320,000	GBP, 9.25%, Perpetual(d)	445,786
250,000	EUR, 4.35%, 05/08/2035	290,349
560,000	EUR, 3.94%, 01/31/2036	629,081
	Blackstone Private Credit Fund
453,000	6.25%, 01/25/2031	447,464
402,000	5.35%, 03/12/2031	381,825
	BNP Paribas SA
200,000	EUR, 6.88%, Perpetual(d)	239,588
789,000	7.75%, Perpetual(b)(d)	813,844
500,000	EUR, 4.75%, 11/13/2032	600,776
	BPCE SA
200,000	EUR, 3.63%, 10/01/2033	224,600
500,000	EUR, 4.00%, 01/20/2034	571,767
1,400,000	EUR, 2.13%, 10/13/2046	1,411,955
	Brown & Brown Inc
210,000	5.25%, 06/23/2032	209,419
300,000	5.65%, 06/11/2034	302,550
310,000	5.55%, 06/23/2035	309,588
500,000	CaixaBank SA EUR, 5.13%, 07/19/2034	620,259
600,000	Canadian Imperial Bank of Commerce 6.50%, 07/28/2086	586,484
420,000	CI Financial Corp(b) EUR, 4.63%, 12/12/2031	486,304
1,290,000	Citadel Finance LLC(b) 5.90%, 02/10/2030	1,296,249
	Citigroup Inc
680,000	EUR, 3.49%, 10/22/2034	754,546
830,000	EUR, 4.11%, 04/29/2036	952,773
400,000	Commerzbank AG(d) EUR, 6.50%, Perpetual	475,683
400,000	Cooperatieve Rabobank UA(d) EUR, 4.88%, Perpetual	456,896
1,100,000	Credit Agricole SA EUR, 4.38%, 11/27/2033	1,302,187
371,000	CTP NV EUR, 4.25%, 03/10/2035	412,671
	Deutsche Bank AG
600,000	EUR, 7.38%, Perpetual(d)	718,022
400,000	EUR, 3.00%, 06/16/2029	456,065
900,000	EUR, 1.75%, 11/19/2030	965,852
Principal Amount(a)		Fair Value
Financial — (continued)
550,000	GA Global Funding Trust EUR, 4.13%, 09/16/2035	$ 597,098
1,266,000	GLP Capital LP / GLP Financing II Inc REIT 5.75%, 11/01/2037	1,225,321
630,000	HSBC Holdings PLC EUR, 3.91%, 05/13/2034	720,344
510,000	Huntington Bancshares Inc 5.61%, 01/28/2041	497,710
400,000	Indigo Group SAS EUR, 4.50%, 04/18/2030	474,916
900,000	ING Groep NV EUR, 3.50%, 08/17/2036	987,305
500,000	Intesa Sanpaolo SpA(d) EUR, 9.13%, Perpetual	644,390
600,000	JAB Holdings BV EUR, 5.00%, 06/12/2033	726,211
1,070,000	Kreditanstalt fuer Wiederaufbau EUR, 0.38%, 04/23/2030	1,121,020
1,479,000	Mitsubishi UFJ Financial Group Inc 5.06%, 01/14/2037	1,453,011
	Morgan Stanley
560,000	EUR, 4.10%, 05/22/2036	642,391
917,000	4.89%, 10/22/2036	886,468
1,392,000	EUR, 3.98%, 01/23/2037	1,567,020
490,000	P3 Group SARL EUR, 3.75%, 04/02/2033	541,514
	Realty Income Corp REIT
266,000	EUR, 5.13%, 07/06/2034	324,735
352,000	EUR, 3.88%, 06/20/2035	388,799
635,000	RLGH Finance Bermuda Ltd 8.25%, 07/17/2031	694,569
350,000	Societe Generale SA(b)(d) 9.38%, Perpetual	365,951
150,000	Store Capital LLC REIT 5.40%, 04/30/2030	150,691
720,000	Sumitomo Mitsui Financial Group Inc EUR, 3.69%, 10/06/2036	802,041
680,000	UBS Group AG(b)(d) 7.00%, Perpetual	661,013
	Volksbank Wien AG
200,000	EUR, 5.75%, 06/21/2034	236,578
600,000	EUR, 5.50%, 12/04/2035	704,089
	WEA Finance LLC REIT(b)
960,000	2.88%, 01/15/2027	948,105
125,000	4.13%, 09/20/2028	123,382
590,000	Western Alliance Bank 6.54%, 11/15/2035	577,864
429,000	WP Carey Inc REIT EUR, 3.70%, 11/19/2034	468,349
		40,857,619
Industrial — 1.06%
768,000	Amcor UK Finance PLC EUR, 3.95%, 05/29/2032	873,094

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
2,500,000	Caterpillar Financial Services Corp EUR, 3.74%, 09/04/2026	$ 2,902,613
	Cellnex Finance Co SA
100,000	EUR, 3.50%, 05/22/2032	112,347
100,000	EUR, 2.00%, 02/15/2033	100,383
	Deutsche Bahn AG
134,000	EUR, 1.38%, 03/03/2034	132,622
360,000	EUR, 0.63%, 04/15/2036	312,060
20,000	EUR, 1.13%, 05/29/2051	12,147
333,000	DS Smith PLC EUR, 4.50%, 07/27/2030	393,078
510,000	GFL Environmental Inc(b) 6.75%, 01/15/2031	527,762
570,000	Heathrow Funding Ltd EUR, 3.88%, 01/16/2036	636,284
240,000	Prysmian SpA(d) EUR, 5.25%, Perpetual	281,646
100,000	Verallia SA EUR, 4.38%, 11/14/2033	111,100
	Vertiv Holdings Co
570,000	5.80%, 03/15/2056	547,908
340,000	5.95%, 03/15/2066	325,416
		7,268,460
Technology — 1.09%
	Foundry JV Holdco LLC(b)
640,000	6.25%, 01/25/2035	670,326
640,000	6.10%, 01/25/2036	659,279
630,000	6.20%, 01/25/2037	651,034
	Intel Corp
450,000	5.70%, 02/10/2053	414,344
477,000	5.60%, 02/21/2054(e)	437,575
	Oracle Corp
90,000	4.80%, 09/26/2032	85,711
780,000	5.20%, 09/26/2035	731,636
730,000	5.70%, 02/04/2036	701,887
410,000	3.60%, 04/01/2040	297,241
1,074,000	3.65%, 03/25/2041	764,327
588,000	5.95%, 09/26/2055	494,667
550,000	6.85%, 02/04/2066	505,627
140,000	Take-Two Interactive Software Inc 5.60%, 06/12/2034	142,464
1,000,000	Ubisoft Entertainment SA EUR, 0.88%, 11/24/2027	931,130
		7,487,248
Utilities — 1.92%
540,000	Cadent Finance PLC EUR, 3.75%, 04/16/2033	612,965
	Electricite de France SA
400,000	EUR, 7.50%, Perpetual(d)	493,670
1,000,000	EUR, 2.00%, 12/09/2049	683,159
400,000	Engie SA EUR, 4.50%, 09/06/2042	458,681
	Eversource Energy
230,000	6.10%, 08/15/2056	227,157
Principal Amount(a)		Fair Value
Utilities — (continued)
117,000	6.35%, 08/15/2056	$ 115,415
600,000	Fluxys SA EUR, 4.00%, 11/28/2030	696,068
1,109,000	London Power Networks PLC EUR, 3.84%, 06/11/2037	1,247,070
501,000	National Grid North America Inc EUR, 4.67%, 09/12/2033	603,529
	NextEra Energy Capital Holdings Inc
518,000	EUR, 4.75%, 02/26/2056	576,661
742,000	EUR, 4.50%, 05/15/2056	824,423
	Northumbrian Water Finance PLC
549,000	GBP, 6.38%, 10/28/2034	740,613
310,000	GBP, 5.50%, 10/02/2037	378,122
360,000	Oncor Electric Delivery Co LLC EUR, 3.63%, 06/15/2034	405,879
694,000	Pacific Gas & Electric Co 5.20%, 05/01/2036	676,392
420,000	PG&E Corp 7.38%, 03/15/2055	422,694
460,000	RWE Finance US LLC(b) 5.88%, 04/16/2034	475,512
146,000	Severn Trent Utilities Finance PLC GBP, 5.25%, 04/04/2036	182,335
1,659,000	Sierra Pacific Power Co 6.38%, 09/15/2056	1,645,443
205,000	Spire Inc 6.25%, 06/01/2056	202,714
1,000,000	Suez SACA EUR, 5.00%, 11/03/2032	1,220,092
200,000	Yorkshire Water Finance PLC GBP, 6.60%, 04/17/2031	273,153
		13,161,747
TOTAL CORPORATE BONDS AND NOTES — 17.09% (Cost $120,252,865)		116,964,334
FOREIGN GOVERNMENT BONDS AND NOTES
363,000	Africa Finance Corp 4.38%, 04/17/2026	362,631
420,000	Angolan Government International Bond(b) 9.88%, 03/31/2037	415,062
	Australia Government Bond
2,675,000	AUD, 4.50%, 04/21/2033	1,809,535
1,385,000	AUD, 3.25%, 06/21/2039	786,501
500,000	AUD, 3.00%, 03/21/2047	243,901
90,000,000	Bonos de la Tesoreria de la Republica en pesos(b) CLP, 4.70%, 09/01/2030	95,154
	Bundesrepublik Deutschland Bundesanleihe
2,110,000	EUR, 2.71%, 08/15/2031	2,110,224
4,911,000	EUR, 2.30%, 02/15/2033	5,485,339
1,820,000	EUR, 2.20%, 02/15/2034	1,999,661
290,000	EUR, 4.75%, 07/04/2034	380,046

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,298,480	EUR, 2.50%, 02/15/2035	$ 1,447,365
2,350,000	EUR, 2.97%, 05/15/2035	2,076,081
1,500,000	EUR, 2.90%, 02/15/2036	1,716,376
100,000	EUR, 4.00%, 01/04/2037	125,399
989,000	EUR, 2.90%, 08/15/2056	1,022,620
	Bundesschatzanweisungen
1,630,000	EUR, 1.90%, 09/16/2027	1,865,033
12,000,000	EUR, 2.00%, 12/16/2027	13,727,903
	Canadian Government Bond
730,000	CAD, 1.50%, 12/01/2031	478,580
710,000	CAD, 4.00%, 06/01/2041	529,578
1,486,000	CAD, 2.75%, 12/01/2055	852,172
	Chile Government International Bond
424,282	EUR, 3.80%, 07/01/2035	477,124
3,917,000	EUR, 3.88%, 04/14/2036	4,374,242
	China Government Bond
4,300,000	CNY, 1.61%, 02/15/2035	614,189
3,530,000	CNY, 3.81%, 09/14/2050	644,512
39,830,000	CNY, 1.92%, 01/15/2055	5,239,633
15,000,000	CNY, 3.73%, 05/25/2070	2,881,614
	Colombian TES
31,531,399,168	COP, 12.50%, 02/27/2030	8,146,249
41,746,099,456	COP, 13.25%, 02/09/2033	11,206,959
11,290,000	Czech Republic Government Bond CZK, 3.00%, 03/03/2033	478,009
1,550,000	Denmark Government Bond DKK, 4.50%, 11/15/2039	278,061
	Eagle Funding Luxco SARL
4,100,000	5.50%, 08/17/2030(b)	4,121,525
4,850,000	5.50%, 08/17/2030	4,875,462
	European Union
830,000	EUR, 3.13%, 12/04/2030	966,320
1,474,000	EUR, 0.20%, 06/04/2036	1,242,708
651,843	EUR, 3.75%, 10/12/2045	729,302
2,797,247	EUR, 3.00%, 03/04/2053	2,664,129
	Finland Government Bond(b)
750,000	EUR, 0.50%, 09/15/2027	840,169
150,000	EUR, 3.00%, 09/15/2033	171,690
	French Republic Government Bond OAT(b)
1,025,000	EUR, 2.75%, 02/25/2029	1,179,065
2,400,000	EUR, 3.00%, 05/25/2033	2,697,961
319,000	EUR, 3.00%, 11/25/2034	352,085
1,475,000	EUR, 4.00%, 10/25/2038	1,711,932
650,000	EUR, 3.25%, 05/25/2055	604,316
	Hellenic Republic Government Bond(b)
339,000	EUR, 3.63%, 06/15/2035	387,776
211,000	EUR, 4.38%, 07/18/2038	251,714
70,000	Hungary Government Bond HUF, 2.25%, 04/20/2033	154
	Iceland Rikisbref
150,051,888	ISK, 6.50%, 01/24/2031	1,161,549
141,644,768	ISK, 7.00%, 09/17/2035	1,134,351
277,746,561	ISK, 6.50%, 02/15/2038	2,158,099
286,078,016	ISK, 4.50%, 02/17/2042	1,798,514
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Indonesia Treasury Bond
18,826,999,808	IDR, 7.00%, 09/15/2030	$ 1,117,618
10,000,000,000	IDR, 8.38%, 03/15/2034	640,959
550,000	Ireland Government Bond EUR, 2.60%, 10/18/2034	611,419
	Italy Buoni Poliennali Del Tesoro(b)
1,638,000	EUR, 3.65%, 08/01/2035	1,867,187
1,652,000	EUR, 0.95%, 03/01/2037	1,405,697
100,000	EUR, 2.45%, 09/01/2050	81,221
654,000	EUR, 2.15%, 09/01/2052	484,599
8,335,000	EUR, 4.30%, 10/01/2054	9,250,967
699,000	EUR, 2.15%, 03/01/2072	469,447
	Japan Government Forty Year Bond
16,100,000	JPY, 1.00%, 03/20/2062	47,893
2,298,449,984	JPY, 2.20%, 03/20/2064	9,963,981
	Japan Government Ten Year Bond
669,400,000	JPY, 0.10%, 03/20/2027	4,177,355
600,000,000	JPY, 0.10%, 12/20/2027	3,703,853
	Japan Government Thirty Year Bond
589,699,968	JPY, 1.50%, 03/20/2045	2,813,490
163,700,000	JPY, 0.80%, 12/20/2047	620,803
23,950,000	JPY, 0.70%, 12/20/2050	79,825
590,000,000	JPY, 1.80%, 09/20/2053	2,519,448
606,049,984	JPY, 1.60%, 12/20/2053	2,449,213
87,750,000	JPY, 1.80%, 03/20/2054	372,718
866,600,016	JPY, 2.20%, 06/20/2054	4,050,122
411,550,000	JPY, 2.10%, 09/20/2054	1,874,037
70,500,000	JPY, 2.80%, 06/20/2055	375,925
	Japan Government Twenty Year Bond
431,500,000	JPY, 1.50%, 06/20/2034	2,584,813
1,000,000	JPY, 1.40%, 12/20/2042	4,935
21,100,000	JPY, 1.10%, 03/20/2043	98,284
	Kingdom of Belgium Government Bond(b)
740,000	EUR, 3.40%, 06/22/2036	839,202
1,050,000	EUR, 3.30%, 06/22/2054	1,013,481
374,000	EUR, 3.50%, 06/22/2055	371,889
	Korea Treasury Bond
1,236,000,000	KRW, 4.25%, 12/10/2032	825,519
15,000,000,000	KRW, 2.63%, 06/10/2035	8,813,020
1,600,000,000	KRW, 3.25%, 12/10/2035	991,436
1,219,000,064	KRW, 3.13%, 09/10/2052	695,949
1,847,000,000	KRW, 3.25%, 03/10/2053	1,080,932
5,600,000	Malaysia Government Bond MYR, 3.48%, 07/02/2035	1,363,709
453,500(f)	Mexican Bonos MXN, 8.00%, 02/21/2036	2,317,574
	Mexico Government International Bond
3,480,000	EUR, 3.88%, 05/16/2031	3,921,521
1,690,000	5.38%, 03/22/2033	1,650,285
3,806,000	EUR, 4.50%, 03/19/2034	4,280,804
335,000	5.63%, 09/22/2035	324,113
1,614,000	EUR, 4.88%, 05/16/2036	1,815,805

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
286,000	6.13%, 02/09/2038	$ 278,707
4,220,000	EUR, 4.00%, 03/15/2115	3,176,794
	Netherlands Government Bond(b)
1,300,000	EUR, 2.50%, 07/15/2034	1,443,611
275,000	EUR, 4.00%, 01/15/2037	340,765
	New South Wales Treasury Corp
1,961,000	AUD, 2.00%, 03/08/2033	1,096,844
989,000	AUD, 4.75%, 02/20/2035	647,212
1,060,400	AUD, 4.25%, 02/20/2036	657,868
	New Zealand Government Bond
670,000	NZD, 3.50%, 04/14/2033	362,665
950,000	NZD, 4.25%, 05/15/2034	534,415
393,000	Peru Government Bond(e) PEN, 6.15%, 08/12/2032	117,982
	Peruvian Government International Bond
9,500,000	PEN, 6.90%, 08/12/2037	2,704,283
320,000	PEN, 7.60%, 08/12/2039(b)	95,372
550,000	Portugal Obrigacoes do Tesouro OT(b) EUR, 2.88%, 10/20/2034	616,452
	Province of Alberta Canada
368,000	CAD, 3.10%, 06/01/2050	201,102
367,000	CAD, 4.45%, 12/01/2054	253,941
	Province of Ontario Canada
1,032,000	CAD, 4.15%, 12/02/2054	681,300
1,762,000	CAD, 4.60%, 12/02/2055	1,254,660
590,000	Province of Quebec Canada CAD, 4.20%, 12/01/2057	386,820
	Queensland Treasury Corp
846,000	AUD, 2.00%, 08/22/2033	464,215
2,209,000	AUD, 1.75%, 07/20/2034(b)	1,146,260
685,000	AUD, 4.50%, 08/22/2035(b)	435,128
1,279,000	AUD, 5.00%, 07/21/2037(b)	826,093
1,650,000	Republic of Austria Government Bond(b) EUR, 2.90%, 02/20/2034	1,872,589
	Republic of Poland Government Bond
3,125,000	PLN, 6.00%, 10/25/2033	859,773
2,100,000	PLN, 5.00%, 10/25/2034	538,024
	Republic of Poland Government International Bond
5,860,000	EUR, 2.88%, 01/15/2031	6,637,727
2,920,000	EUR, 3.63%, 06/15/2036	3,278,050
	Romanian Government International Bond
680,000	6.63%, 02/17/2028(b)	694,669
749,000	EUR, 5.25%, 05/30/2032(b)	855,291
2,220,000	EUR, 4.63%, 03/04/2033(b)(e)	2,397,264
1,089,000	EUR, 5.63%, 02/22/2036(b)	1,208,402
2,206,000	5.75%, 07/04/2036(b)	2,045,499
2,019,000	EUR, 2.63%, 12/02/2040	1,461,691
1,579,000	EUR, 2.88%, 04/13/2042	1,140,644
849,000	EUR, 4.63%, 04/03/2049	737,683
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,664,000	EUR, 3.38%, 01/28/2050	$ 1,167,621
630,000	Singapore Government Bond SGD, 3.38%, 09/01/2033	529,451
	Spain Government Bond(b)
3,175,000	EUR, 0.70%, 04/30/2032	3,191,022
2,648,000	EUR, 2.35%, 07/30/2033	2,888,119
1,060,000	EUR, 3.25%, 04/30/2034	1,218,254
2,440,000	EUR, 3.45%, 10/31/2034	2,836,504
241,000	EUR, 1.00%, 10/31/2050	147,186
	Swiss Confederation Government Bond
1,410,000	CHF, 0.50%, 06/27/2032	1,790,786
930,000	CHF, 3.50%, 04/08/2033	1,424,353
	Thailand Government Bond
62,850,000	THB, 2.00%, 12/17/2031	1,928,911
44,980,000	THB, 2.41%, 03/17/2035	1,389,123
4,733,000	Treasury Corp of Victoria AUD, 4.75%, 09/15/2036	3,021,109
	United Kingdom Gilt
600,000	GBP, 1.63%, 10/22/2028	743,899
1,429,541	GBP, 4.75%, 12/07/2030	1,922,966
2,300,000	GBP, 5.25%, 01/31/2041	3,031,263
2,159,140	GBP, 3.50%, 01/22/2045	2,204,237
2,210,000	GBP, 1.25%, 07/31/2051	1,224,277
10,720,000	GBP, 1.50%, 07/31/2053	6,145,856
6,675,000	GBP, 4.38%, 07/31/2054	7,357,324
1,000,000	GBP, 5.38%, 01/31/2056	1,293,805
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 39.43% (Cost $297,053,528)		$269,795,483
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.39%
219,683	A&D Mortgage Trust(b)(g) Series 2023-NQM2 Class A1 6.13%, 05/25/2068	219,168
	COLT Mortgage Loan Trust(b)(g)
	Series 2023-2 Class A1
148,011	6.60%, 07/25/2068	148,173
	Series 2023-4 Class A1
365,159	7.16%, 10/25/2068	367,737
398,644	New Residential Mortgage Loan Trust(b)(h) Series 2022-NQM1 Class A1 2.28%, 04/25/2061	359,632
456,624	Onslow Bay Financial LLC(b)(h) Series 2025-NQM18 Class A1 5.06%, 09/25/2065	455,152
723,000	Sequoia Logistics Designated Activity Co(b)(c) Series 2025-1A Class B EUR, 3.75%, 02/17/2037 3-mo. EURIBOR + 1.75%	827,786
	Verus Securitization Trust(b)(g)
	Series 2023-4 Class A1
130,704	5.81%, 05/25/2068	130,390

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-5 Class A1
141,518	6.48%, 06/25/2068	$ 141,466
		2,649,504
U.S. Government Agency — 13.27%
	Federal Home Loan Mortgage Corp
817,087	2.50%, 10/01/2035	776,476
1,750,000	5.00%, 04/01/2036	1,769,065
1,397,788	5.00%, 11/01/2040	1,408,580
1,881,098	5.50%, 11/01/2040	1,918,049
613,244	5.50%, 09/01/2043	621,882
896,261	5.50%, 06/01/2045	905,863
1,883,072	5.50%, 07/01/2045	1,906,191
1,059,506	5.50%, 09/01/2045	1,073,808
630,000	2.00%, 03/01/2051	508,724
3,525,001	2.50%, 01/01/2052	3,025,711
1,176,788	3.00%, 02/01/2052	1,054,427
2,657,613	5.50%, 09/01/2053	2,713,632
1,580,588	5.50%, 07/01/2054	1,610,308
2,174,529	5.50%, 11/01/2055	2,189,234
	Federal National Mortgage Association
1,673,978	5.50%, 03/01/2035	1,706,861
623,458	3.50%, 07/01/2037	616,922
330,955	3.00%, 05/01/2040	308,434
858,429	2.50%, 03/01/2042	771,784
676,185	5.50%, 11/01/2043	686,974
283,276	3.00%, 05/01/2050	253,924
1,092,970	2.00%, 04/01/2051	887,488
1,977,055	2.00%, 09/01/2051	1,602,255
1,392,114	2.00%, 02/01/2052	1,143,168
1,345,415	2.00%, 05/01/2052	1,107,296
1,283,757	4.50%, 08/01/2053	1,249,122
1,661,721	5.00%, 09/01/2054	1,648,368
954,583	5.50%, 09/01/2054	972,631
2,236,147	5.50%, 10/01/2054	2,278,063
1,231,053	6.00%, 01/01/2055	1,269,441
	Government National Mortgage Association
1,430,000	2.50%, TBA	1,230,024
3,210,000	3.50%, TBA	2,943,748
5,220,000	5.00%, TBA	5,169,378
1,848,386	4.00%, 01/20/2055	1,732,739
	Uniform Mortgage-Backed Security(i)
6,100,000	2.00%, TBA	4,911,930
4,690,000	2.50%, TBA	3,942,531
6,290,000	3.00%, TBA	5,523,748
1,500,000	4.00%, TBA	1,415,286
23,170,000	5.50%, TBA	23,276,718
2,620,000	6.00%, TBA	2,670,639
		90,801,422
TOTAL MORTGAGE-BACKED SECURITIES — 13.66% (Cost $93,826,438)		93,450,926
Principal Amount(a)		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
5,712,791(j)	0.13%, 02/15/2052	$ 2,964,110
4,201,672(j)	2.38%, 02/15/2055	3,904,849
	United States Treasury Note/Bond
2,975,000	4.13%, 02/28/2027	2,984,715
34,292,000	3.75%, 04/30/2027	34,277,452
13,500,000	3.88%, 07/31/2027	13,505,273
23,430,000	2.25%, 11/15/2027	22,846,995
1,700,000	3.38%, 02/29/2028	1,686,586
11,147,200	3.50%, 09/30/2029	11,013,085
10,300,000	3.88%, 11/30/2029	10,297,586
5,850,000	4.13%, 11/30/2029	5,898,445
2,175,000	4.38%, 12/31/2029	2,211,788
7,200,000	4.00%, 02/28/2030	7,227,282
1,300,000	4.00%, 03/31/2030	1,304,672
684,000	3.88%, 04/30/2030	683,252
7,720,000	3.63%, 09/30/2030	7,623,802
7,400,000	3.63%, 12/31/2030	7,299,406
3,800,000	3.75%, 01/31/2031	3,767,641
6,180,000	1.63%, 05/15/2031	5,511,546
5,000,000	4.13%, 11/30/2031	5,024,414
2,390,000	2.75%, 08/15/2032	2,210,470
700,000	3.88%, 08/31/2032	691,223
3,740,000	3.50%, 02/15/2033	3,598,581
463,000	4.50%, 11/15/2033	472,586
9,800,000	4.63%, 02/15/2035	10,054,953
11,150,000	4.25%, 05/15/2035	11,120,383
7,889,700	4.25%, 08/15/2035	7,860,114
7,300,000	4.00%, 11/15/2035	7,120,922
5,438,000	1.13%, 05/15/2040	3,425,515
12,600,000	4.63%, 02/15/2046	12,147,188
4,350,000	1.25%, 05/15/2050	2,064,381
TOTAL U.S. TREASURY BONDS AND NOTES — 30.81% (Cost $211,188,258)		$210,799,215
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
751,190	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(k),3.60%(l)	751,190

TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.11% (Cost $751,190)		$751,190

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares	Fair Value
TOTAL PURCHASED OPTIONS — 0.03% (Cost: $261,191)	$219,228
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS — 102.80% (Cost: $734,758,170)	$703,420,402
TOTAL WRITTEN OPTIONS — (0.13)% (Premiums Received: $(554,744))	$(879,993)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 102.67% (Cost $734,203,426)	$702,540,409
OTHER ASSETS & LIABILITIES, NET — (2.67)%	$(18,274,304)
TOTAL NET ASSETS — 100.00%	$684,266,105
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $79,806,412, representing 11.66% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(d)	Security has no contractual maturity date and pays an indefinite stream of interest.
(e)	All or a portion of the security is on loan as of March 31, 2026.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	Principal amount of the security is adjusted for inflation.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of March 31, 2026.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
10 Year Commonwealth Treasury Bond Futures	534	AUD	50,727	Jun 2026	$(263,939)
Canadian 10 Year Bond Futures	99	CAD	11,881	Jun 2026	(109,797)
Euro-Bobl Futures	111	EUR	12,813	Jun 2026	(266,619)
Euro-BTP Futures	27	EUR	3,140	Jun 2026	(110,043)
Euro-Buxl 30 Year Bond Futures	66	EUR	7,277	Jun 2026	(96,785)
Euro-Schatz Futures	130	EUR	13,748	Jun 2026	(144,175)
Long Gilt Futures	4	GBP	351	Jun 2026	(10,971)
U.S. 10 Year Treasury Note Futures	46	USD	5,108	Jun 2026	(78,461)
U.S. Long Bond Futures	64	USD	7,288	Jun 2026	(217,755)
U.S. Ultra Bond Futures	80	USD	9,325	Jun 2026	(10,389)
Short
Euro-BTP Futures	33	EUR	3,837	Jun 2026	194,676
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts — (continued)
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	238	EUR	29,843	Jun 2026	$354,372
Euro-Buxl 30 Year Bond Futures	42	EUR	4,631	Jun 2026	108,965
Euro-OAT Futures	176	EUR	20,889	Jun 2026	596,156
Japan 10 Year Bond Futures	34	JPY	4,430,540	Jun 2026	276,573
Long Gilt Futures	113	GBP	9,920	Jun 2026	629,295
U.S. 10 Year Treasury Note Futures	13	USD	1,444	Jun 2026	22,838
U.S. 10 Year Treasury Ultra Futures	128	USD	14,530	Jun 2026	246,162
U.S. 2 Year Treasury Note Futures	38	USD	7,883	Jun 2026	21,469
U.S. 5 Year Treasury Note Futures	172	USD	18,607	Jun 2026	(1,717)
U.S. Ultra Bond Futures	234	USD	27,276	Jun 2026	404,810
				Net Appreciation	$1,544,665
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BA	AUD	3,635,217	USD	2,558,270	04/22/2026	$(50,587)
BA	BRL	8,526,337	USD	1,580,385	05/05/2026	54,098
BA	CHF	21,158	USD	26,675	04/22/2026	(145)
BA	CHF	490,033	USD	625,058	05/21/2026	(8,640)
BA	CNY	46,230,552	USD	6,667,615	04/22/2026	37,155
BA	COP	3,318,555,532	USD	904,337	04/22/2026	(6,659)
BA	EUR	5,238,449	USD	6,234,738	04/22/2026	(172,720)
BA	GBP	3,700,000	USD	4,921,968	04/22/2026	(24,939)
BA	JPY	267,587,898	USD	1,681,351	04/22/2026	8,334
BA	KZT	872,994,000	USD	1,660,000	04/22/2026	154,045
BA	MXN	20,168,421	USD	1,137,384	04/22/2026	(14,343)
BA	NOK	66,524,505	EUR	5,654,683	04/22/2026	292,103
BA	NZD	218,356	USD	126,023	04/22/2026	(456)
BA	NZD	693,000	USD	406,907	05/21/2026	(7,983)
BA	RON	1,294,000	USD	296,237	04/09/2026	(3,008)
BA	USD	3,370,000	CNY	23,221,659	04/22/2026	2,187
BA	USD	2,352,067	COP	8,707,115,000	04/09/2026	(12,010)
BA	USD	77,379	CZK	1,606,000	04/09/2026	1,736
BA	USD	427,110	EUR	371,000	04/09/2026	(1,919)
BA	USD	11,950,780	EUR	10,338,695	04/22/2026	(13,326)
BA	USD	548,413	GBP	408,000	04/09/2026	8,399
BA	USD	619,348	GBP	463,000	05/21/2026	6,611
BA	USD	189,486	JPY	30,000,000	04/22/2026	51
BA	USD	1,680,000	KRW	2,399,880,000	04/22/2026	91,970
BA	USD	10,020,769	MXN	178,650,302	04/22/2026	72,961
BB	AUD	222,000	USD	157,646	04/09/2026	(4,488)
BB	BRL	4,492,250	USD	850,000	05/05/2026	11,156
BB	CAD	9,595,873	USD	6,940,880	04/22/2026	(36,513)
BB	CHF	77,967	USD	99,557	05/21/2026	(1,481)
BB	EUR	2,754,482	GBP	2,396,862	04/22/2026	26,994
BB	EUR	546,000	USD	629,792	04/09/2026	1,609
BB	EUR	3,307,793	USD	3,900,000	04/22/2026	(72,169)
BB	GBP	3,134,853	USD	4,249,716	04/22/2026	(100,670)
BB	GBP	2,732	USD	3,628	05/21/2026	(13)
BB	HUF	1,141,097,983	EUR	2,922,743	04/22/2026	42,652
BB	KRW	1,241,365,500	USD	850,000	04/22/2026	(28,573)
BB	MXN	82,199,923	USD	4,610,803	04/22/2026	(33,654)
BB	MYR	4,805,496	USD	1,188,068	04/22/2026	(657)
BB	PLN	2,089,830	USD	574,505	04/22/2026	(11,498)
BB	RON	562,507	USD	130,000	04/22/2026	(2,628)
BB	THB	13,187,890	USD	422,154	04/22/2026	(18,726)
BB	TRY	77,282,967	USD	1,675,076	04/22/2026	13,447
BB	USD	482,862	CAD	661,571	05/21/2026	6,249
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	USD	849,578	CLP	751,027,032	04/22/2026	$38,363
BB	USD	10,194,471	EUR	8,789,000	04/09/2026	30,764
BB	USD	654,258	EUR	567,729	05/21/2026	(3,611)
BB	USD	843,505	GBP	630,000	04/09/2026	9,660
BB	USD	865	GBP	646	05/21/2026	10
BB	USD	1,421,940	MYR	5,606,000	04/09/2026	37,126
BB	USD	268,489	NZD	463,000	05/21/2026	1,964
BB	USD	1,700,000	PHP	103,615,000	04/22/2026	(7,009)
BB	USD	316,740	PLN	1,146,000	04/09/2026	8,018
BB	USD	454,163	SEK	4,208,000	05/21/2026	8,392
BB	USD	399,177	THB	13,204,764	04/22/2026	(4,768)
BB	USD	3,420,000	TRY	156,903,699	04/22/2026	(8,122)
BB	USD	3,320,000	ZAR	54,910,376	04/22/2026	80,873
BB	ZAR	6,857,691	USD	420,099	04/22/2026	(15,568)
BBH	CZK	9,900,633	USD	473,704	04/22/2026	(7,318)
BBH	DKK	4,250,541	USD	664,349	04/22/2026	(5,910)
BBH	ILS	1,710,019	USD	543,919	04/23/2026	479
BBH	MXN	61,707,631	USD	3,542,656	04/22/2026	(106,582)
BBH	PLN	1,753,608	USD	484,062	04/22/2026	(11,635)
BBH	RON	1,300,036	USD	295,333	04/22/2026	(957)
BBH	USD	5,569,787	JPY	873,659,440	04/22/2026	53,058
BDS	BRL	9,507,022	USD	1,759,615	05/05/2026	62,864
BNP	AUD	2,072,000	USD	1,424,925	05/21/2026	3,843
BNP	CAD	6,049,000	USD	4,438,623	04/09/2026	(88,636)
BNP	CLP	2,882,547,442	USD	3,245,089	04/22/2026	(131,531)
BNP	CNY	1,874,531	USD	270,000	04/22/2026	1,861
BNP	CNY	55,180,000	USD	8,051,871	05/21/2026	(30,699)
BNP	EUR	8,484,498	GBP	7,380,000	04/22/2026	46,912
BNP	EUR	4,419,928	HUF	1,746,790,688	04/22/2026	(71,722)
BNP	GBP	632,768	USD	840,000	04/22/2026	(2,519)
BNP	HUF	579,317,208	EUR	1,467,257	04/22/2026	32,330
BNP	INR	7,731,996	USD	82,026	04/22/2026	25
BNP	NZD	427,000	USD	248,689	05/21/2026	(2,888)
BNP	SEK	7,374,000	USD	790,359	05/21/2026	(9,199)
BNP	USD	6,590,387	AUD	9,319,000	04/09/2026	161,198
BNP	USD	617,093	CNY	4,249,000	04/09/2026	1,552
BNP	USD	892,771	EUR	773,000	05/21/2026	(2,959)
BNP	USD	3,057,955	GBP	2,281,007	04/22/2026	38,994
BNP	USD	97,845	KRW	145,632,000	04/09/2026	2,237
BNP	USD	1,062,307	NOK	10,193,000	05/21/2026	9,513
BNP	USD	1,037,328	PHP	62,600,693	04/22/2026	6,011
BNS	PEN	2,690,278	USD	802,110	04/22/2026	(29,736)
CA	USD	6,099,729	COP	22,889,599,173	04/22/2026	(91,966)
CGM	BRL	634,748	USD	120,000	05/05/2026	1,680
CGM	CNY	4,000,000	USD	579,736	04/09/2026	(266)
CGM	COP	17,109,399,864	USD	4,505,706	04/22/2026	122,430
CGM	EUR	3,030,648	USD	3,522,507	04/22/2026	(15,392)
CGM	INR	160,148,500	USD	1,700,000	04/22/2026	(515)
CGM	JPY	54,007,470	USD	340,000	04/22/2026	1,031
CGM	KRW	2,445,300,000	USD	1,710,000	04/22/2026	(91,915)
CGM	MXN	15,839,000	USD	908,850	04/09/2026	(25,845)
CGM	NZD	693,000	USD	405,950	05/21/2026	(7,026)
CGM	SEK	2,147,000	USD	229,441	05/21/2026	(2,000)
CGM	TRY	3,226,583	USD	70,000	04/22/2026	496
CGM	USD	839,557	CHF	663,000	05/21/2026	5,563
CGM	USD	3,290,000	CNY	22,669,087	04/22/2026	2,326
CGM	USD	19,098,081	COP	71,899,501,773	04/22/2026	(350,916)
CGM	USD	3,552,404	GBP	2,650,000	04/22/2026	45,072
CGM	USD	1,979,201	INR	182,304,163	04/22/2026	44,601
CGM	USD	342,487	NOK	3,354,000	05/21/2026	(3,934)
CGM	USD	2,986,347	PEN	10,055,000	04/09/2026	97,991
CGM	USD	4,886,627	PEN	16,463,370	04/22/2026	160,018
CGM	USD	1,660,000	PHP	100,496,400	04/22/2026	4,369
CGM	USD	2,536,984	THB	83,282,852	04/22/2026	(10,709)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	2,585,320	ZAR	41,565,219	04/22/2026	$133,414
CGM	ZAR	63,942,484	USD	3,955,980	04/22/2026	(184,055)
DB	COP	11,463,340,696	USD	3,019,598	04/22/2026	81,265
DB	INR	161,423,500	USD	1,700,000	04/22/2026	13,015
DB	JPY	26,689,014	USD	170,000	04/22/2026	(1,472)
DB	NOK	966,209	USD	100,000	04/22/2026	(191)
DB	USD	4,463,638	COP	16,630,672,116	04/22/2026	(35,001)
DB	USD	48,349,490	EUR	41,322,916	04/22/2026	529,942
DB	USD	340,000	JPY	51,857,725	04/22/2026	12,544
GS	AUD	480,514	USD	330,000	04/22/2026	1,473
GS	AUD	1,692,552	USD	1,178,804	05/21/2026	(11,689)
GS	CAD	5,799,000	USD	4,240,754	05/21/2026	(63,002)
GS	CHF	180,000	USD	226,297	05/21/2026	127
GS	CNY	87,638,446	USD	12,719,664	04/09/2026	(23,712)
GS	CNY	227,916,526	USD	32,791,386	04/22/2026	263,112
GS	COP	1,743,103,100	USD	470,000	04/22/2026	1,514
GS	EUR	593,517	CAD	949,000	05/21/2026	4,781
GS	EUR	82,550	SEK	888,982	04/22/2026	1,143
GS	EUR	2,903,361	USD	3,420,000	04/22/2026	(60,183)
GS	EUR	942,000	USD	1,090,846	05/21/2026	717
GS	GBP	466,000	USD	618,352	05/21/2026	(1,644)
GS	IDR	4,754,274,000	USD	280,111	04/09/2026	(277)
GS	JPY	1,707,800,000	USD	10,863,301	04/09/2026	(93,018)
GS	JPY	115,584,097	USD	730,000	04/22/2026	(143)
GS	JPY	31,516,000	USD	199,288	05/21/2026	173
GS	MYR	5,253,000	USD	1,333,249	04/09/2026	(35,634)
GS	MYR	785,200	USD	200,000	04/22/2026	(5,982)
GS	NOK	21,293,585	USD	2,202,101	05/21/2026	(2,772)
GS	NZD	476,519	USD	279,682	05/21/2026	(5,375)
GS	PEN	8,319,651	USD	2,480,812	04/22/2026	(92,253)
GS	SEK	5,682,000	USD	596,366	05/21/2026	5,552
GS	SGD	873,743	USD	682,796	04/22/2026	(2,069)
GS	TRY	75,864,732	USD	1,644,924	04/22/2026	12,612
GS	USD	1,668,791	AUD	2,358,487	05/21/2026	42,473
GS	USD	992,456	CAD	1,357,859	05/21/2026	14,219
GS	USD	2,470,422	CLP	2,189,534,939	04/22/2026	105,416
GS	USD	3,420,000	CNY	23,540,886	04/22/2026	5,890
GS	USD	107,534	CZK	2,267,000	04/09/2026	758
GS	USD	275,229	EUR	238,000	04/09/2026	3
GS	USD	1,693,331	EUR	1,410,000	04/22/2026	61,656
GS	USD	2,292,807	EUR	1,983,284	05/21/2026	(5,366)
GS	USD	1,397,748	GBP	1,042,310	05/21/2026	18,348
GS	USD	1,026,613	NOK	9,986,000	05/21/2026	(4,801)
GS	USD	407,671	NZD	692,000	05/21/2026	9,323
GS	USD	229,345	SEK	2,134,000	05/21/2026	3,282
GS	USD	1,884,108	THB	61,135,689	04/22/2026	13,915
GS	USD	8,714,872	ZAR	143,038,588	04/22/2026	277,119
GS	ZAR	203,030,866	USD	12,332,553	04/22/2026	(355,894)
HSB	AUD	5,729,448	USD	4,006,381	05/21/2026	(55,585)
HSB	CLP	91,620,000	USD	103,424	04/09/2026	(4,490)
HSB	CLP	174,001,200	USD	200,000	04/22/2026	(12,054)
HSB	CNY	30,236,000	USD	4,404,785	04/09/2026	(24,575)
HSB	CNY	6,541,035	USD	950,000	04/22/2026	(1,360)
HSB	EUR	394,000	USD	452,331	04/09/2026	3,296
HSB	EUR	1,523,000	USD	1,766,509	05/21/2026	(1,700)
HSB	HUF	113,687,000	USD	349,048	04/09/2026	(7,373)
HSB	HUF	93,498,295	USD	282,358	04/22/2026	(1,560)
HSB	IDR	17,295,088,000	USD	1,019,921	04/09/2026	(1,940)
HSB	JPY	42,528,000	USD	269,559	04/09/2026	(1,356)
HSB	MXN	4,682,000	USD	263,418	05/21/2026	(3,421)
HSB	NZD	1,409,000	USD	836,192	04/09/2026	(26,277)
HSB	PEN	5,791,979	USD	1,727,077	04/22/2026	(64,209)
HSB	PLN	250,349	USD	70,000	04/22/2026	(2,555)
HSB	SEK	6,122,000	USD	669,741	04/09/2026	(22,696)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSB	THB	23,000,000	USD	706,039	04/09/2026	$(6,112)
HSB	THB	55,347,750	USD	1,700,000	04/22/2026	(6,865)
HSB	USD	573,557	AUD	829,000	05/21/2026	1,912
HSB	USD	1,969,014	CAD	2,733,000	05/21/2026	89
HSB	USD	161,557	CNY	1,114,000	04/09/2026	175
HSB	USD	2,217,315	COP	8,459,079,000	04/09/2026	(79,417)
HSB	USD	1,223,860	COP	4,553,517,000	04/22/2026	(7,878)
HSB	USD	3,207,218	EUR	2,749,260	04/22/2026	25,729
HSB	USD	981,777	EUR	848,987	05/21/2026	(2,005)
HSB	USD	1,020,964	GBP	762,044	05/21/2026	12,469
HSB	USD	8,952,337	KRW	13,152,057,000	04/09/2026	318,015
HSB	USD	282,129	MXN	4,874,800	04/22/2026	10,684
HSB	USD	632,672	PHP	38,186,161	04/22/2026	3,572
HSB	USD	1,692,767	THB	53,228,544	04/09/2026	72,935
HSB	USD	3,168,956	THB	103,553,573	04/22/2026	1,164
HSB	USD	1,676,725	ZAR	26,715,005	04/22/2026	100,824
HSB	ZAR	13,627,743	USD	833,970	04/22/2026	(30,079)
JPM	AUD	200,238	USD	140,000	04/22/2026	(1,870)
JPM	CNY	8,086,000	USD	1,177,659	05/21/2026	(2,247)
JPM	EUR	151,000	USD	173,296	04/09/2026	1,323
JPM	EUR	4,628,877	USD	5,390,000	04/22/2026	(33,388)
JPM	EUR	2,148,000	USD	2,495,402	05/21/2026	(6,361)
JPM	GBP	60,000	USD	79,450	04/09/2026	(36)
JPM	GBP	645,268	USD	859,090	05/21/2026	(5,138)
JPM	JPY	105,410,000	USD	667,393	05/21/2026	(266)
JPM	SEK	7,001,000	USD	755,682	04/09/2026	(15,733)
JPM	SEK	1,973,000	USD	207,181	05/21/2026	1,827
JPM	USD	860,164	CAD	1,177,000	05/21/2026	12,223
JPM	USD	1,706,571	EUR	1,469,000	04/09/2026	7,802
JPM	USD	1,011,302	EUR	856,588	04/22/2026	20,044
JPM	USD	118,180	GBP	89,000	04/09/2026	383
JPM	USD	170,000	JPY	26,472,584	04/22/2026	2,839
JPM	USD	1,030,231	KRW	1,551,824,000	04/09/2026	11,459
JPM	USD	449,275	SEK	4,185,000	05/21/2026	5,940
MS	AUD	1,649,490	USD	1,170,571	04/22/2026	(32,702)
MS	CAD	601,541	USD	440,000	04/22/2026	(7,183)
MS	CHF	78,244	USD	100,000	04/22/2026	(1,887)
MS	COP	19,710,812,967	USD	5,292,957	04/22/2026	38,868
MS	CZK	2,060,327	USD	100,000	04/22/2026	(2,945)
MS	DKK	1,848,000	USD	290,057	04/09/2026	(4,042)
MS	EUR	134,490	NOK	1,505,311	04/22/2026	636
MS	EUR	9,407,000	USD	10,912,886	04/09/2026	(34,516)
MS	EUR	3,500,000	USD	4,179,400	04/22/2026	(129,144)
MS	EUR	11,056,903	USD	12,788,922	05/21/2026	23,501
MS	GBP	2,480,223	EUR	2,840,000	04/22/2026	(11,078)
MS	GBP	2,515,122	USD	3,440,000	04/22/2026	(111,182)
MS	GBP	1,678,685	USD	2,240,583	05/21/2026	(18,999)
MS	ILS	1,120,000	USD	363,471	04/09/2026	(7,130)
MS	NOK	2,012,000	USD	209,542	04/09/2026	(1,732)
MS	NZD	165,616	USD	100,000	04/22/2026	(4,762)
MS	PLN	849,000	USD	229,749	05/21/2026	(1,040)
MS	SEK	10,908,307	USD	1,187,121	04/22/2026	(33,290)
MS	THB	20,393,000	USD	622,230	04/09/2026	(1,638)
MS	THB	4,094,285	USD	130,000	04/22/2026	(4,752)
MS	USD	579,860	AUD	820,000	04/22/2026	14,199
MS	USD	563,233	CAD	782,000	05/21/2026	(140)
MS	USD	195,627	CHF	152,000	04/09/2026	5,327
MS	USD	434,640	CHF	339,468	05/21/2026	7,620
MS	USD	470,890	EUR	400,000	04/22/2026	8,004
MS	USD	1,212,634	JPY	191,667,012	05/21/2026	(403)
MS	USD	1,024,792	MXN	18,252,000	04/09/2026	7,265
MS	USD	23,518	MXN	419,409	04/22/2026	164
MS	USD	619,275	NOK	5,943,000	05/21/2026	5,447
MS	USD	567,655	PLN	2,092,545	04/22/2026	3,917
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
RBS	INR	151,487,194	USD	1,607,974	04/22/2026	$(402)
RCM	GBP	2,569,000	USD	3,415,038	04/09/2026	(14,805)
RCM	USD	6,122,292	GBP	4,578,000	04/09/2026	63,021
RCM	USD	2,371,190	SEK	21,902,853	05/21/2026	50,927
SAH	CNY	19,287,466	USD	2,811,379	04/22/2026	(14,138)
SAH	COP	2,866,384,570	USD	775,663	04/22/2026	(299)
SAH	KRW	134,145,900	USD	90,000	04/22/2026	(1,234)
SEB	EUR	6,290,000	NOK	71,519,497	04/22/2026	(71,511)
SEB	NOK	6,500,303	EUR	570,000	04/22/2026	7,163
SEB	SEK	30,791,040	EUR	2,900,000	04/22/2026	(86,991)
SSB	COP	646,994,517	USD	168,575	04/22/2026	6,439
SSB	EUR	1,310,000	USD	1,509,790	04/22/2026	6,164
SSB	KRW	8,658,304,326	USD	5,918,799	04/22/2026	(189,493)
SSB	USD	3,163,168	GBP	2,350,000	04/22/2026	52,893
SSB	USD	650,821	IDR	11,002,280,000	04/22/2026	2,970
SSB	USD	130,000	INR	12,169,229	04/22/2026	861
SSB	ZAR	15,327,855	USD	928,878	04/22/2026	(24,698)
TD	CNY	3,829,962	USD	558,621	04/22/2026	(3,166)
TD	USD	1,367,369	ZAR	21,803,794	04/22/2026	81,177
UBS	AUD	83,349	USD	55,829	04/22/2026	1,668
UBS	CHF	221,066	USD	278,525	04/22/2026	(1,324)
UBS	KRW	1,219,510,700	USD	830,000	04/22/2026	(23,035)
UBS	NOK	2,730,580	USD	270,452	04/22/2026	11,615
UBS	USD	7,289,227	EUR	6,250,000	04/22/2026	56,626
UBS	USD	8,210,799	INR	761,355,490	04/22/2026	131,346
UBS	USD	4,070,000	KRW	6,103,860,400	04/22/2026	31,001
UBS	USD	794,680	ZAR	12,786,801	04/22/2026	40,395
WF	COP	4,529,938,195	USD	1,221,666	04/22/2026	3,694
WF	EUR	2,792,231	SEK	29,902,058	04/22/2026	70,890
WF	EUR	1,315,751	USD	1,510,000	04/22/2026	12,608
WF	ILS	407,769	USD	130,000	04/23/2026	(184)
WF	JPY	569,000,000	USD	3,570,949	04/22/2026	22,005
WF	USD	63,084	JPY	10,000,000	04/22/2026	(61)
WF	USD	2,243,960	MXN	39,678,481	04/22/2026	34,538
					Net Appreciation	$962,177
As of March 31, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Buy Credit Protection
CDX.NA.IG.46(c)	USD	7,520	$(129,422)	$(122,167)	1.00%	06/20/2031	$(7,255)	0.63%	-	Quarterly
CDX.NA.IG.46(c)	USD	14,405	(1,090)	(26,345)	1.00	06/20/2036	25,255	1.00	Quarterly	-
iTraxx Europe Series 45 Version 1	EUR	37,945	(329,275)	(164,426)	1.00	06/20/2036	(164,849)	1.09	Quarterly	-
iTraxx Europe Crossover Series 45 Version 1	EUR	715	(51,778)	(53,827)	5.00	06/20/2031	2,049	3.53	-	Quarterly
iTraxx Europe Senior Financials Series 45 Version 1	EUR	77,690	(958,787)	(1,135,302)	1.00	06/20/2031	176,515	0.78	-	Quarterly
iTraxx Europe Crossover Series 44 Version 1	EUR	8,879	(745,279)	(670,754)	5.00	12/20/2030	(74,525)	3.18	-	Quarterly
iTraxx Europe Series 45 Version 1	EUR	21,625	(343,194)	(326,074)	1.00	06/20/2031	(17,120)	0.71	-	Quarterly
iTraxx Europe Crossover Series 45 Version 1	EUR	16,436	(1,190,235)	(1,111,176)	5.00	06/20/2031	(79,059)	3.53	-	Quarterly
Sell Credit Protection
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following outstanding centrally cleared credit default swaps — (continued)
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
CDX.NA.IG.46(c)	USD	6,650	$318,833	$284,147	5.00%	06/20/2031	$34,686	3.86%	Quarterly	-
iTraxx Europe Series 45 Version 1	EUR	6,945	110,219	126,360	1.00	06/20/2031	(16,141)	0.71	Quarterly	-
			$(3,320,008)	$(3,199,564)		Net Depreciation	$(120,444)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American bonds with investment grade credit ratings that trade in the credit default swap market.
As of March 31, 2026, the Fund held the following outstanding OTC credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments /Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency	Counterparty
Buy Credit Protection
Electrolux AB 2.50%	EUR	440	$2,302	$(9,564)	1.00%	06/20/2029	$11,866	0.85%	Quarterly	-	GS
Yum! Brands Inc 3.63%	USD	1,280	(14,205)	(3,772)	1.00	12/20/2029	(10,433)	0.68	-	Quarterly	BA
UniCredit SPA 2.73%	EUR	1,150	(1,400)	23,877	1.00	12/20/2029	(25,277)	0.97	-	Quarterly	BB
Intesa Sanpaolo 4.20%	EUR	1,180	(6,345)	21,854	1.00	12/20/2029	(28,199)	0.87	-	Quarterly	BNP
Transdigm Inc 5.50%	USD	540	(74,547)	(64,993)	5.00	12/20/2029	(9,554)	0.99	-	Quarterly	GS
Electrolux AB 2.50%	EUR	140	(218)	(1,801)	1.00	12/20/2029	1,583	1.04	Quarterly	-	GS
Electrolux AB 2.50%	EUR	640	(997)	(10,002)	1.00	12/20/2029	9,005	1.04	Quarterly	-	BNP
Sell Credit Protection
Virgin Media Finance PLC 3.75%	EUR	510	19,314	16,158	5.00	12/20/2029	3,156	4.01	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	550	6,866	26,959	5.00	12/20/2029	(20,093)	4.67	Quarterly	-	GS
Ziggo Bond Co BV 5.13%	EUR	590	142	10,401	1.00	12/20/2029	(10,259)	1.01	-	Quarterly	CIB
United Mexican States 4.15%	USD	6,359	29,452	29,480	1.00	06/20/2031	(28)	1.09	-	Quarterly	BB
United Mexican States 4.15%	USD	7,000	32,421	19,460	1.00	06/20/2031	12,961	1.09	-	Quarterly	BA
			$(7,215)	$58,057		Net Depreciation	$(65,272)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
7.62%	Daily	1-day MXIBTIEF	Daily	MXN	83,250	06/14/2028	$(10,821)	$—	$(10,821)
3.38%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	727,600	01/18/2029	(3,613)	—	(3,613)
2.20%	Quarterly	7-day CFRR	Quarterly	CNY	206,620	03/20/2029	581,471	—	581,471
2.01%	Quarterly	7-day CFRR	Quarterly	CNY	4,000	06/19/2029	8,475	—	8,475
1.80%	Quarterly	7-day CFRR	Quarterly	CNY	40,000	09/02/2029	47,552	—	47,552
2.79%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	1,666,400	11/27/2029	(34,719)	—	(34,719)
1.38%	Quarterly	7-day CFRR	Quarterly	CNY	37,670	12/24/2029	(37,008)	—	(37,008)
1.46%	Quarterly	7-day CFRR	Quarterly	CNY	15,700	02/06/2030	(8,826)	—	(8,826)
1.60%	Quarterly	7-day CFRR	Quarterly	CNY	27,700	08/27/2030	2,908	—	2,908
1.61%	Quarterly	7-day CFRR	Quarterly	CNY	36,500	10/14/2030	5,956	—	5,956
3.50%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	5,100	03/11/2031	(1,976)	—	(1,976)
1.59%	Quarterly	7-day CFRR	Quarterly	CNY	36,800	03/12/2031	(3,487)	—	(3,487)
2.60%	Annually	3-mo. STIBOR	Quarterly	SEK	9,800	03/13/2031	(10,772)	—	(10,772)
3.96%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	3,722,200	01/19/2033	27,762	—	27,762
4.04%	Semi-Annually	6-mo. BBSW	Semi-Annually	AUD	3,860	03/22/2033	(143,455)	—	(143,455)
2.71%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	604,000	02/13/2035	(33,271)	—	(33,271)
2.67%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	400,000	07/25/2035	(23,831)	—	(23,831)
2.65%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	7,700	11/06/2035	(297,150)	—	(297,150)
3-mo. STIBOR	Quarterly	2.75%	Annually	SEK	42,000	11/06/2035	109,178	—	109,178
3-mo. STIBOR	Quarterly	2.72%	Annually	SEK	42,000	11/06/2035	123,104	—	123,104
2.76%	Annually	6-mo. EURIBOR	Semi-Annually	EUR	15,600	11/25/2035	(429,684)	34,791	(464,475)
3.57%	Quarterly	3-mo. KORIBOR	Quarterly	KRW	950,000	03/12/2036	(11,781)	—	(11,781)
0.59%	Annually	1-day SARON	Annually	CHF	450	03/13/2036	2,538	—	2,538
6-mo. EURIBOR	Semi-Annually	3.08%	Annually	EUR	6,950	11/25/2055	34,855	(23,393)	58,248
							$(106,595)	$11,398	$(117,993)
As of March 31, 2026, the Fund held the following OTC interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Counterparty	Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.60%	Quarterly	3-mo. KLIBOR	Quarterly	MYR	8,400	HSB	10/19/2028	$7,899	$—	$7,899
								$7,899	$0	$7,899
As of March 31, 2026, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
13.01%	At Maturity	BR4CDI	At Maturity	BRL	37,000	01/02/2031	$(290,998)	$—	$(290,998)
13.10%	At Maturity	BR4CDI	At Maturity	BRL	25,108	01/02/2031	(141,474)	—	(141,474)
12.78%	At Maturity	BR4CDI	At Maturity	BRL	10,840	01/02/2031	(85,485)	—	(85,485)
12.85%	At Maturity	BR4CDI	At Maturity	BRL	10,840	01/02/2031	(79,889)	—	(79,889)
13.09%	At Maturity	BR4CDI	At Maturity	BRL	7,532	01/02/2031	(43,077)	—	(43,077)
13.15%	At Maturity	BR4CDI	At Maturity	BRL	6,360	01/02/2031	(32,923)	—	(32,923)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following centrally cleared inflation swaps — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
BR4CDI	At Maturity	13.72%	At Maturity	BRL	9,279	01/02/2031	$(1,769)	$—	$(1,769)
BR4CDI	At Maturity	13.71%	At Maturity	BRL	13,068	01/02/2031	(1,361)	—	(1,361)
CPI-U	At Maturity	2.53%	At Maturity	USD	4,613	07/28/2053	(154,925)	(28,334)	(126,591)
2.80%	At Maturity	EXT-CPI	At Maturity	EUR	3,122	07/28/2053	506,610	535,595	(28,985)
3.19%	At Maturity	UKRPI	At Maturity	GBP	3,250	02/15/2056	(123,520)	(7,226)	(116,294)
							$(448,811)	$500,035	$(948,846)
As of March 31, 2026, the Fund held the following OTC purchased swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Buy Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.58	MS	CDX.NA.IG.45	Quarterly	0.58%	Quarterly	5/20/2026	USD	33,700	$64,030	$52,073
Buy Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.58	CIT	iTraxx Europe Series 44	Quarterly	0.58%	Quarterly	5/20/2026	EUR	23,500	37,600	22,344
Buy Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.58	CIT	iTraxx Europe Series 44	Quarterly	0.58%	Quarterly	5/20/2026	EUR	23,500	37,600	22,344
Buy Protection on 5 Year Credit Default Swap, 06/20/2031, excercise price EUR 0.65	MS	iTraxx Europe Series 45	Quarterly	0.65%	Quarterly	5/20/2026	EUR	20,525	36,186	33,909
Call
Buy Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.78	GS	0.78%	Quarterly	iTraxx Europe Series 44	Quarterly	4/15/2026	EUR	23,500	31,255	23,903
Buy Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.78	CIT	0.78%	Quarterly	iTraxx Europe Series 44	Quarterly	5/20/2026	EUR	23,500	54,520	64,655
									$261,191	$219,228
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following OTC written swaptions:
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Put
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.50	GS	CDX.NA.IG.45	Quarterly	0.50%	Quarterly	4/15/2026	USD	17,000	$(9,775)	$(7)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.50	BA	iTraxx Europe Series 44	Quarterly	0.50%	Quarterly	4/15/2026	EUR	11,900	(4,998)	(418)
Sell Protection on 5 year Credit Default Swap, 12/20/2030, excercise price EUR 0.53	MS	iTraxx Europe Series 44	Quarterly	0.53%	Quarterly	4/18/2026	EUR	11,900	(11,603)	(1,008)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.53	GS	CDX.NA.IG.38	Quarterly	0.53%	Quarterly	4/18/2026	USD	17,150	(20,580)	(1,267)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.50	GS	CDX.NA.IG.45	Quarterly	0.50%	Quarterly	4/15/2026	USD	17,050	(10,230)	(7)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.53	BA	iTraxx Europe Series 44	Quarterly	0.53%	Quarterly	4/15/2026	EUR	12,000	(10,476)	(1,017)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.50	CIT	iTraxx Europe Series 44	Quarterly	0.50%	Quarterly	4/15/2026	EUR	12,200	(2,440)	(429)
Call
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.50	GS	0.50%	Quarterly	CDX.NA.IG.45	Quarterly	4/15/2026	USD	17,000	(42,925)	(68,779)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.50	BA	0.50%	Quarterly	iTraxx Europe Series 44	Quarterly	4/15/2026	EUR	11,900	(33,141)	(105,558)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.53	MS	0.53%	Quarterly	iTraxx Europe Series 44	Quarterly	4/18/2026	EUR	11,900	(22,491)	(90,815)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following OTC written swaptions — (continued)
Description	Counterparty	Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Expiration Date	Notional Amount (000)		Premium Received/ Paid	Value
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.53	GS	0.53%	Quarterly	CDX.NA.IG.38	Quarterly	4/18/2026	USD	17,150	$(30,887)	$(52,014)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.50	GS	0.50%	Quarterly	CDX.NA.IG.45	Quarterly	4/15/2026	USD	17,050	(40,494)	(68,981)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.53	BA	0.53%	Quarterly	iTraxx Europe Series 44	Quarterly	4/15/2026	EUR	12,000	(21,720)	(91,579)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.50	CIT	0.50%	Quarterly	iTraxx Europe Series 44	Quarterly	4/15/2026	EUR	12,200	(39,406)	(108,219)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.75	GS	0.75%	Quarterly	CDX.NA.IG.45	Quarterly	4/15/2026	USD	33,300	(28,505)	(14,093)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.75	CIT	0.75%	Quarterly	CDX.NA.IG.45	Quarterly	5/20/2026	USD	33,300	(54,945)	(41,991)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price $0.73	MS	0.73%	Quarterly	CDX.NA.IG.45	Quarterly	5/20/2026	USD	67,400	(102,448)	(93,268)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.75	CIT	0.75%	Quarterly	iTraxx Europe Series 44	Quarterly	5/20/2026	EUR	23,500	(37,600)	(70,272)
Sell Protection on 5 Year Credit Default Swap, 12/20/2030, excercise price EUR 0.75	CIT	0.75%	Quarterly	iTraxx Europe Series 44	Quarterly	5/20/2026	EUR	23,500	(30,080)	(70,272)
									$(554,744)	$(879,994)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Abbreviations
BA	Bank of America Corp
BB	Barclays Bank PLC
BBH	Brown Brothers Harriman
BBSW	Australian Bank Bill Swap Rate
BDS	Banco Santander
BNP	BNP Paribas Securities Corp
BNS	Bank of Nova Scotia
BR4CDI	Brazil Cetip Interbank Deposit
CA	Credit Agricole
CFRR	China Fixing Repo Rate
CGM	Citigroup Global Markets
CIB	Citibank
CIT	Citibank N.A.
CPI-U	United States of America Consumer Price Index
DB	Deutsche Bank
EURIBOR	Euro Interbank Offered Rate
EXT-CPI	European Consumer Price Index
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
KLIBOR	Kuala Lumpur Interbank Offered Rate
KORIBOR	South Korea Interbank Offered Rate
MS	Morgan Stanley & Co LLC
MXIBTIEF	Mexican Interbank TIIE 28-Day
RBS	Royal Bank of Scotland
RCM	RBC Capital Markets
SAH	Standard Chartered Bank
SARON	Swiss Average Rate Overnight interest rate
SEB	Skandinaviska Enskilda Banken AB
SSB	State Street Bank
STIBOR	Swedish Krona Stockholm Interbank Offered Rate
TD	Toronto Dominion Bank
UBS	UBS AG
UKRPI	United Kingdom Retail Price Index
WF	Wells Fargo Bank NA
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER GLOBAL BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Summary of Investments by Country as of March 31, 2026.
Country:	Fair Value	Percentage of Fund Investments
United States	$361,910,516	51.45%
Japan	38,422,613	5.46
Germany	37,708,858	5.36
United Kingdom	35,053,336	4.98
Mexico	26,301,574	3.74
Colombia	19,353,209	2.75
France	17,348,287	2.47
Italy	17,031,202	2.42
Spain	12,800,570	1.82
South Korea	12,610,849	1.79
Romania	11,708,764	1.67
Poland	11,313,574	1.61
Australia	11,134,666	1.58
Netherlands	10,994,196	1.56
Belgium	10,824,001	1.54
Luxembourg	10,482,958	1.49
China	9,379,949	1.33
Canada	7,647,112	1.09
Iceland	6,252,514	0.89
Chile	5,918,443	0.84
Switzerland	3,876,152	0.55
Thailand	3,318,034	0.47
Peru	2,917,637	0.42
Cayman Islands	2,887,576	0.41
Ireland	2,864,610	0.41
Austria	2,813,256	0.40
Indonesia	1,758,577	0.25
Malaysia	1,363,709	0.19
Bermuda	1,293,977	0.18
Finland	1,011,859	0.14
New Zealand	897,080	0.13
Singapore	882,356	0.13
Greece	639,490	0.09
Portugal	616,452	0.09
Norway	548,529	0.08
Czech Republic	478,009	0.07
Angola	415,062	0.06
Nigeria	362,631	0.05
Denmark	278,061	0.04
Hungary	154	0.00
Total	$703,420,402	100.00%
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
BANK LOANS
798,962	1261229 BC Ltd(b) 9.93%, 09/25/2030 1-mo. SOFR + 6.26%	$ 769,751
425,782	Apollo Commercial Real Estate Finance Inc(b) 6.92%, 06/13/2030 1-mo. SOFR + 3.26%	425,783
425,291	Aretec Group Inc(b) 7.17%, 08/09/2030 1-mo. SOFR + 3.50%	419,266
1,804,528	Bausch + Lomb Corp(b) 7.42%, 01/15/2031 1-mo. SOFR + 3.76%	1,806,783
512,226	Cengage Learning Inc(b) 6.68%, 03/24/2031 3-mo. SOFR + 3.00%	501,128
1,542,801	Clear Channel Outdoor Holdings Inc(b) 7.67%, 08/21/2028 1-mo. SOFR + 4.01%	1,545,211
233,842	Cloud Software Group Inc(b) 6.91%, 08/13/2032 3-mo. SOFR + 3.23%	212,796
842,568	Connect US Fin Co LLC(b) 8.17%, 09/27/2029 1-mo. SOFR + 4.51%	842,869
1,109,770	DexKo Global Inc(b) 7.54%, 10/04/2028 3-mo. SOFR + 3.86%	1,091,141
1,349,906	DirecTV Financing LLC(b) 8.92%, 08/02/2029 3-mo. SOFR + 5.23%	1,352,352
2,019,829	Endo Finance Holdings Inc(b) 7.67%, 04/23/2031 1-mo. SOFR + 4.00%	2,005,523
2,257,097	Fertitta Entertainment LLC(b) 7.17%, 01/29/2029 1-mo. SOFR + 3.51%	2,209,646
1,153,659	Filtration Group Corp(b) 6.42%, 10/23/2028 1-mo. SOFR + 2.76%	1,153,338
1,242,783	Flash Charm Inc(b) 7.16%, 03/02/2028 3-mo. SOFR + 3.48%	980,556
1,162,912	Fortress Intermediate 3 Inc(b) 7.42%, 05/09/2031 1-mo. SOFR + 3.75%	1,152,737
1,649,790	Froneri International Ltd(b) 6.17%, 09/30/2032 6-mo. SOFR + 2.47%	1,615,877
155,565	Great Canadian Gaming Corp(b) 8.42%, 11/01/2029 3-mo. SOFR + 4.74%	152,453
182,162	Hexion Holdings Corp(b) 10.67%, 03/15/2030 1-mo. SOFR + 7.01%	168,044
1,340,258	Olympus Water US Holding Corp(b) 6.68%, 06/20/2031 3-mo. SOFR + 3.00%	1,284,972
Principal Amount(a)		Fair Value
Bank Loans — (continued)
1,323,119	Rocket Software Inc(b) 7.42%, 11/28/2028 1-mo. SOFR + 3.76%	$ 1,266,721
505,991	Scientific Games Holdings LP(b) 6.66%, 04/04/2029 3-mo. SOFR + 2.98%	497,847
640,000	Treehouse Foods Inc(b) 7.92%, 02/04/2033 3-mo. SOFR + 4.23%	637,120
803,018	UKG Inc(b) 6.68%, 01/31/2031 1-mo. SOFR + 3.01%	765,787
976,933	Verde Purchaser, LLC(b) 7.67%, 11/29/2030 3-mo. SOFR + 3.99%	947,218
TOTAL BANK LOANS — 2.87% (Cost $24,241,945)		$23,804,919
CORPORATE BONDS AND NOTES
Basic Materials — 3.84%
1,990,000	ARC Falcon I Inc / Arclin USA LLC / New Arclin US Holding Corp(c) 9.75%, 03/01/2033	1,915,833
2,424,000	Big River Steel LLC / BRS Finance Corp(c) 6.63%, 01/31/2029	2,418,390
835,000	Cerdia Finanz GmbH(c) 9.38%, 10/03/2031	827,093
	Cleveland-Cliffs Inc(c)
830,000	7.00%, 03/15/2032	803,068
685,000	7.63%, 01/15/2034	669,223
2,380,000	Commercial Metals Co 4.38%, 03/15/2032	2,200,694
300,000	Constellium SE EUR, 3.13%, 07/15/2029	334,299
615,000	Element Solutions Inc(c) 3.88%, 09/01/2028	598,784
1,255,000	FMC Corp 8.45%, 11/01/2055	808,044
1,595,000	Fortescue Treasury Pty Ltd(c) 6.13%, 04/15/2032	1,629,815
790,000	Hudbay Minerals Inc(c) 6.13%, 04/01/2029	789,521
	Magnera Corp(c)
1,205,000	4.75%, 11/15/2029	1,087,832
1,580,000	7.25%, 11/15/2031(d)	1,462,448
755,000	Mineral Resources Ltd(c) 7.00%, 04/01/2031	771,549
	Novelis Corp(c)
1,065,000	6.88%, 01/30/2030	1,074,235
2,145,000	3.88%, 08/15/2031	1,910,443
2,765,000	6.38%, 08/15/2033	2,712,168
4,430,000	Rain Carbon Inc(c)(d) 12.25%, 09/01/2029	4,557,801
	SCIH Salt Holdings Inc(c)
1,985,000	4.88%, 05/01/2028	1,962,358
990,000	6.63%, 05/01/2029	985,050

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
2,405,000	Solstice Advanced Materials Inc(c) 5.63%, 09/30/2033	$ 2,371,431
		31,890,079
Communications — 13.21%
250,000	Altice Financing SA(c) 5.00%, 01/15/2028	175,538
	Altice France SA(c)
354,420	6.88%, 10/15/2030	339,038
1,608,233	6.88%, 07/15/2032	1,523,846
2,780,000	APLD ComputeCo 2 LLC(c) 6.75%, 03/15/2031	2,759,759
4,100,000	APLD ComputeCo LLC(c) 9.25%, 12/15/2030	4,224,320
1,970,000	Black Pearl Compute LLC(c) 6.13%, 02/15/2031	2,005,060
1,830,000	Block Communications Inc(c) 10.25%, 03/01/2031	1,674,342
	CCO Holdings LLC / CCO Holdings Capital Corp(c)
3,305,000	5.38%, 06/01/2029	3,259,565
4,900,000	4.75%, 03/01/2030	4,649,483
3,715,000	4.75%, 02/01/2032	3,358,980
1,305,000	7.00%, 02/01/2033	1,308,594
1,615,000	Cipher Compute LLC(c) 7.13%, 11/15/2030	1,673,187
	Clear Channel Outdoor Holdings Inc(c)
520,000	7.88%, 04/01/2030	544,182
3,365,000	7.50%, 03/15/2033	3,563,528
4,150,000	Cogent Communications Group LLC / Cogent Finance Inc(c)(d) 6.50%, 07/01/2032	3,617,926
3,155,000	Connect Finco SARL / Connect US Finco LLC(c) 9.00%, 09/15/2029	3,314,454
	CSC Holdings LLC(c)
1,030,000	5.38%, 02/01/2028	761,738
1,310,000	11.75%, 01/31/2029	947,320
1,415,000	Digicel International Finance Ltd / Difl US LLC(c) 8.63%, 08/01/2032	1,439,382
2,245,000	DirecTV Financing LLC 8.88%, 02/01/2030(c)	2,237,412
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(c)
224,000	5.88%, 08/15/2027	223,764
1,085,000	10.00%, 02/15/2031	1,107,600
2,110,000	Discovery Communications LLC 4.13%, 05/15/2029	2,031,605
2,295,000	EchoStar Corp 10.75%, 11/30/2029	2,479,176
4,320,000	EW Scripps Co(c) 9.88%, 08/15/2030	4,193,739
735,000	Frontier Communications Holdings LLC(c) 8.75%, 05/15/2030	754,173
Principal Amount(a)		Fair Value
Communications — (continued)
	Gray Media Inc(c)
1,595,000	5.38%, 11/15/2031	$ 1,182,996
2,220,000	9.63%, 07/15/2032	2,219,859
635,000	7.25%, 08/15/2033	639,871
1,020,000	Iliad Holding SAS(c) 7.00%, 04/15/2032	1,021,222
	McGraw-Hill Education Inc(c)
850,000	5.75%, 08/01/2028	840,487
1,210,000	8.00%, 08/01/2029	1,208,205
1,920,000	7.38%, 09/01/2031	1,956,071
	Neptune Bidco US Inc(c)
360,000	9.29%, 04/15/2029	361,000
4,415,000	9.50%, 02/15/2033	4,283,605
445,000	News Corp(c) 5.13%, 02/15/2032	435,083
	Nexstar Media Inc(c)
2,275,000	4.75%, 11/01/2028	2,236,918
2,170,000	6.50%, 09/15/2033	2,186,533
3,475,000	7.25%, 04/15/2034	3,485,344
1,390,000	Outfront Media Capital LLC / Outfront Media Capital Corp(c) 4.63%, 03/15/2030	1,341,108
3,140,000	Sinclair Television Group Inc(c) 8.13%, 02/15/2033	3,192,014
	Sirius XM Radio LLC(c)
560,000	4.00%, 07/15/2028	540,546
2,435,000	3.88%, 09/01/2031(d)	2,210,782
2,610,000	SV RNO Property Owner 1 LLC(c) 5.88%, 03/01/2031	2,579,965
1,400,000	Telenet Finance Luxembourg Notes SARL(c) 5.50%, 03/01/2028	1,373,837
3,270,000	Univision Communications Inc(c) 9.38%, 08/01/2032	3,370,112
2,010,000	Viasat Inc(c) 7.50%, 05/30/2031	1,986,298
1,770,000	Virgin Media Finance PLC(c) 5.00%, 07/15/2030	1,450,339
2,135,000	Virgin Media Secured Finance PLC(c) 4.50%, 08/15/2030	1,893,422
	VZ Secured Financing BV(c)
1,505,000	5.00%, 01/15/2032	1,290,080
1,710,000	7.50%, 01/15/2033	1,611,853
	Wayfair LLC(c)
1,700,000	7.25%, 10/31/2029	1,735,333
1,675,000	7.75%, 09/15/2030	1,743,904
1,915,000	6.75%, 11/15/2032	1,929,538
2,710,000	WULF Compute LLC(c) 7.75%, 10/15/2030	2,863,603
2,232,000	Zegona Finance PLC(c) 8.63%, 07/15/2029	2,338,127
		109,675,766

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 11.87%
3,500,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(c) 4.00%, 10/15/2030	$ 3,289,738
2,260,000	Adient Global Holdings Ltd(c) 8.25%, 04/15/2031	2,344,296
	American Airlines Inc / AAdvantage Loyalty IP Ltd(c)
33,750	5.50%, 04/20/2026	33,763
405,000	5.75%, 04/20/2029	402,785
2,015,000	American Builders & Contractors Supply Co Inc(c) 3.88%, 11/15/2029	1,910,006
870,000	Aramark Services Inc(c) 5.00%, 02/01/2028	864,866
3,055,000	Ashton Woods USA LLC / Ashton Woods Finance Co(c) 6.88%, 08/01/2033	2,947,267
2,770,000	Banijay Entertainment SAS(c)(d) 8.13%, 05/01/2029	2,843,701
	Beach Acquisition Bidco LLC(c)
1,050,000	EUR, 5.25%, 07/15/2032	1,164,000
2,550,797	10.00%, 07/15/2033(e) PIK rate, 10.75%	2,716,643
1,370,000	Boyd Gaming Corp(c) 4.75%, 06/15/2031	1,302,615
	Caesars Entertainment Inc(c)
1,255,000	4.63%, 10/15/2029(d)	1,207,178
920,000	7.00%, 02/15/2030	931,362
1,135,000	6.00%, 10/15/2032(d)	1,044,210
	Carnival Corp(c)
1,885,000	5.13%, 05/01/2029	1,871,393
880,000	5.75%, 03/15/2030	886,980
1,470,000	5.88%, 06/15/2031	1,488,068
2,280,000	5.75%, 08/01/2032	2,279,259
700,000	6.13%, 02/15/2033	707,018
1,510,000	Churchill Downs Inc(c) 5.75%, 04/01/2030	1,493,334
1,180,000	Clarios Global LP / Clarios US Finance Co(c) 6.75%, 09/15/2032	1,189,440
1,185,000	Crocs Inc(c) 4.25%, 03/15/2029	1,137,382
1,045,000	Discovery Global Holdings Inc 5.05%, 03/15/2042	688,452
1,940,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc(c) 6.75%, 01/15/2030	1,812,062
4,535,000	FirstCash Inc(c) 6.88%, 03/01/2032	4,622,154
415,000	Flutter Treasury Designated Activity Co(c) 5.88%, 06/04/2031	411,136
4,105,000	Ford Motor Credit Co LLC 4.00%, 11/13/2030	3,820,106
1,350,000	Forvia SE(c) 6.75%, 09/15/2033	1,318,126
1,265,000	Great Canadian Gaming Corp(c) 8.75%, 11/15/2029	1,234,142
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
3,245,000	Hilton Domestic Operating Co Inc(c) 5.75%, 09/15/2033	$ 3,230,349
	IHO Verwaltungs GmbH(c)(e)
970,000	7.75%, 11/15/2030 PIK rate, 8.50%	986,001
955,000	8.00%, 11/15/2032 PIK rate, 9.50%	978,330
	K Hovnanian Enterprises Inc(c)
570,000	8.00%, 04/01/2031	563,550
855,000	8.38%, 10/01/2033	845,503
745,000	Kohl's Corp(c) 10.00%, 06/01/2030	787,779
1,115,000	LGI Homes Inc(c) 8.75%, 12/15/2028	1,140,792
	Light & Wonder International Inc(c)
1,490,000	7.25%, 11/15/2029	1,518,906
975,000	7.50%, 09/01/2031	1,000,643
1,085,000	Live Nation Entertainment Inc(c) 6.50%, 05/15/2027	1,086,380
3,325,000	Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC(c) 8.25%, 04/15/2030	3,403,902
	NCL Corp Ltd(c)
335,000	7.75%, 02/15/2029	348,776
535,000	6.75%, 02/01/2032	530,941
650,000	6.25%, 09/15/2033	630,720
2,045,000	Nissan Motor Co Ltd(c) 8.13%, 07/17/2035	2,103,980
1,910,000	OneSky Flight LLC(c) 8.88%, 12/15/2029	1,971,531
905,000	Penn Entertainment Inc(c) 5.63%, 01/15/2027	903,284
2,910,000	PetSmart LLC / PetSmart Finance Corp(c) 7.50%, 09/15/2032	2,924,172
	Pinewood FinCo PLC
785,000	GBP, 6.00%, 03/27/2030(c)	1,013,670
860,000	GBP, 6.00%, 03/27/2030	1,110,517
	Qnity Electronics Inc(c)
1,755,000	5.75%, 08/15/2032	1,757,090
2,425,000	6.25%, 08/15/2033	2,452,007
2,400,000	QXO Building Products Inc(c) 6.75%, 04/30/2032	2,447,978
1,930,000	Rivers Enterprise Borrower LLC(c) 6.25%, 10/15/2030	1,925,129
	Royal Caribbean Cruises Ltd(c)
925,000	5.63%, 09/30/2031	934,118
180,000	6.25%, 03/15/2032	184,029
1,505,000	6.00%, 02/01/2033	1,520,036
1,375,000	Scientific Games Holdings LP / Scientific Games US FinCo Inc(c) 6.63%, 03/01/2030	1,182,874
2,205,000	Station Casinos LLC(c) 6.63%, 03/15/2032	2,213,555

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Taylor Morrison Communities Inc(c)
845,000	5.75%, 01/15/2028	$ 847,183
610,000	5.13%, 08/01/2030	603,022
220,000	5.75%, 11/15/2032	220,193
1,338,000	United Airlines Inc(c) 4.63%, 04/15/2029	1,312,744
	Viking Cruises Ltd(c)
1,325,000	7.00%, 02/15/2029	1,327,437
1,110,000	9.13%, 07/15/2031	1,170,989
3,280,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp(c) 7.13%, 02/15/2031	3,438,244
		98,577,836
Consumer, Non-Cyclical — 9.00%
745,000	1261229 BC Ltd(c) 10.00%, 04/15/2032	762,764
465,000	Bausch + Lomb Corp(c) 8.38%, 10/01/2028	480,113
840,000	Bausch + Lomb Netherlands BV / Bausch + Lomb Inc(b)(c) EUR, 5.89%, 01/15/2031 3-mo. EURIBOR + 3.87%	970,942
518,439	Chobani Holdco II LLC(c)(e) 8.75%, 10/01/2029 PIK rate, 9.50%	551,565
1,605,000	Chobani LLC / Chobani Finance Corp Inc(c) 7.63%, 07/01/2029	1,640,081
	CHS / Community Health Systems Inc(c)
2,295,000	6.00%, 01/15/2029	2,269,181
2,860,000	5.25%, 05/15/2030	2,695,499
1,408,000	10.88%, 01/15/2032	1,510,588
1,335,000	9.75%, 01/15/2034	1,385,554
2,340,000	Concentra Health Services Inc(c) 6.88%, 07/15/2032	2,419,242
	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(c)
1,680,000	4.75%, 01/15/2029	1,635,146
475,000	6.63%, 07/15/2030	471,060
2,035,000	CVS Health Corp 7.00%, 03/10/2055	2,097,247
	DaVita Inc(c)
4,440,000	6.88%, 09/01/2032	4,548,455
255,000	6.75%, 07/15/2033	259,374
1,150,000	EquipmentShare.com Inc(c) 8.63%, 05/15/2032	1,200,323
1,565,000	Froneri Lux FinCo SARL(c) 6.00%, 08/01/2032	1,525,699
	Genmab A/S / Genmab Finance LLC(c)
2,480,000	6.25%, 12/15/2032	2,542,575
2,415,000	7.25%, 12/15/2033	2,527,855
2,310,000	Grifols SA EUR, 3.88%, 10/15/2028	2,605,510
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
990,000	Herc Holdings Inc(c) 6.63%, 06/15/2029	$ 1,006,263
2,680,000	Industrial F&B Investments III Inc(c) 7.75%, 02/11/2033	2,707,746
1,430,000	Insulet Corp(c) 6.50%, 04/01/2033	1,459,604
4,205,000	IQVIA Inc(c) 6.25%, 06/01/2032	4,270,140
5,090,000	Kedrion SpA(c) 6.50%, 09/01/2029	4,910,254
2,305,000	Medline Borrower LP(c) 3.88%, 04/01/2029	2,229,769
3,780,000	Opal Bidco SAS(c) 6.50%, 03/31/2032	3,783,644
5,225,000	RR Donnelley & Sons Co(c) 9.50%, 08/01/2029	5,288,766
365,000	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc(c) EUR, 5.50%, 05/15/2033	397,737
	Tenet Healthcare Corp
4,140,000	6.13%, 06/15/2030	4,166,918
1,160,000	6.00%, 11/15/2033(c)(d)	1,173,741
1,290,000	Teva Pharmaceutical Finance Netherlands II BV EUR, 4.38%, 05/09/2030	1,490,277
	Teva Pharmaceutical Finance Netherlands III BV
695,000	6.75%, 03/01/2028	712,313
1,735,000	5.13%, 05/09/2029(d)	1,729,404
1,710,000	8.13%, 09/15/2031	1,911,643
	US Foods Inc(c)
1,250,000	7.25%, 01/15/2032	1,293,459
1,545,000	5.75%, 04/15/2033	1,538,131
535,000	Veritiv Operating Co(c) 10.50%, 11/30/2030	555,998
		74,724,580
Energy — 6.86%
930,000	Archrock Services LP / Archrock Partners Finance Corp(c) 6.00%, 02/01/2034	920,759
445,136	Borr IHC Ltd / Borr Finance LLC(c)(d) 10.38%, 11/15/2030	450,428
1,895,000	Calumet Specialty Products Partners LP / Calumet Finance Corp(c) 9.75%, 02/15/2031	2,013,164
745,000	Coronado Finance Pty Ltd(c) 9.25%, 10/01/2029	672,102
	Crescent Energy Finance LLC(c)
1,445,000	7.88%, 04/15/2032	1,476,294
3,130,000	8.38%, 01/15/2034	3,272,102
1,445,000	Energy Transfer LP(f) 6.63%, Perpetual	1,440,142
3,050,000	Expand Energy Corp(c) 6.75%, 04/15/2029	3,052,144

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	Hess Midstream Operations LP(c)
330,000	6.50%, 06/01/2029	$ 337,103
930,000	4.25%, 02/15/2030	893,672
825,000	5.50%, 10/15/2030	818,479
	Hilcorp Energy I LP / Hilcorp Finance Co(c)
565,000	6.00%, 04/15/2030	549,951
305,000	6.00%, 02/01/2031	296,439
975,000	6.25%, 04/15/2032	943,633
1,310,000	8.38%, 11/01/2033	1,366,765
2,260,000	6.88%, 05/15/2034	2,207,998
4,090,000	Kinetik Holdings LP(c) 5.88%, 06/15/2030	4,105,047
	Kodiak Gas Services LLC(c)
1,205,000	7.25%, 02/15/2029	1,248,446
1,530,000	5.88%, 04/01/2031	1,537,577
1,010,000	6.50%, 10/01/2033	1,020,910
570,000	6.75%, 10/01/2035	579,070
100,000	Nabors Industries Inc(c) 8.88%, 08/15/2031	104,178
800,000	Occidental Petroleum Corp 6.20%, 03/15/2040	817,067
225,000	Seventy Seven Energy Inc(g)(h)(i) 6.63%, 11/15/2026	23
720,000	SM Energy Co 6.75%, 09/15/2026	720,472
	Sunoco LP(c)
1,045,000	5.38%, 07/15/2031	1,036,605
2,035,000	6.25%, 07/01/2033	2,043,866
120,000	5.63%, 07/15/2034	118,165
1,145,000	TGNR Intermediate Holdings LLC(c) 5.50%, 10/15/2029	1,119,526
692,308	Transocean Aquila Ltd(c) 8.00%, 09/30/2028	708,550
	Transocean International Ltd
1,834,000	8.75%, 02/15/2030(c)	1,907,714
1,885,000	8.50%, 05/15/2031(c)(d)	1,976,984
260,000	7.88%, 10/15/2032(c)	277,810
1,720,000	6.80%, 03/15/2038	1,651,902
	Venture Global LNG Inc(c)
1,935,000	9.00%, Perpetual(f)	1,927,349
800,000	9.50%, 02/01/2029	865,035
2,355,000	8.38%, 06/01/2031	2,449,142
2,265,000	9.88%, 02/01/2032	2,432,583
	Venture Global Plaquemines LNG LLC(c)
340,000	7.50%, 05/01/2033	373,729
580,000	6.50%, 01/15/2034	604,618
340,000	7.75%, 05/01/2035	381,065
975,000	6.75%, 01/15/2036	1,032,673
378,000	Viper Energy Partners LLC 5.70%, 08/01/2035	380,952
	Weatherford International Ltd(c)
1,360,000	8.63%, 04/30/2030	1,385,885
3,385,000	6.75%, 10/15/2033	3,458,688
		56,976,806
Principal Amount(a)		Fair Value
Financial — 10.55%
	Acrisure LLC / Acrisure Finance Inc(c)
1,715,000	8.50%, 06/15/2029	$ 1,698,733
1,645,000	7.50%, 11/06/2030	1,650,040
581,000	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust 6.95%, 03/10/2055	594,640
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(c)
1,275,000	5.88%, 11/01/2029	1,233,600
2,750,000	7.00%, 01/15/2031	2,773,408
440,000	7.38%, 10/01/2032	435,799
1,830,000	Ally Financial Inc 8.00%, 11/01/2031	2,029,153
3,030,000	Apollo Commercial Real Estate Finance Inc REIT(c) 4.63%, 06/15/2029	3,005,583
278,000	Aretec Group Inc(c) 10.00%, 08/15/2030	295,282
	Asurion LLC / Asurion Co-Issuer Inc(c)
1,740,000	8.00%, 12/31/2032	1,805,160
2,875,000	8.38%, 02/01/2034	2,791,229
	CrossCountry Intermediate HoldCo LLC(c)
1,670,000	6.50%, 10/01/2030	1,591,742
2,625,000	6.75%, 12/01/2032	2,469,995
230,000	Dresdner Funding Trust I(c) 8.15%, 06/30/2031	246,471
	Encore Capital Group Inc(c)
1,520,000	9.25%, 04/01/2029	1,590,300
2,380,000	8.50%, 05/15/2030	2,516,407
1,125,000	Freedom Mortgage Corp(c) 12.25%, 10/01/2030	1,213,844
4,000,000	Freedom Mortgage Holdings LLC(c) 8.38%, 04/01/2032	3,934,777
5,400,000	Iron Mountain Inc REIT(c) 6.25%, 01/15/2033	5,382,732
	Jane Street Group / JSG Finance Inc(c)
3,690,000	6.13%, 11/01/2032	3,648,999
1,745,000	6.75%, 05/01/2033	1,770,421
	Jefferson Capital Holdings LLC(c)
1,630,000	9.50%, 02/15/2029	1,710,211
2,935,000	8.25%, 05/15/2030	3,054,525
2,015,000	Jones Deslauriers Insurance Management Inc(c) 8.50%, 03/15/2030	2,048,102
3,125,000	Millrose Properties Inc REIT(c) 6.38%, 08/01/2030	3,124,028
4,670,000	MPT Operating Partnership LP / MPT Finance Corp REIT(c) 8.50%, 02/15/2032	4,734,502
	OneMain Finance Corp
1,135,000	5.38%, 11/15/2029	1,094,495
1,355,000	7.50%, 05/15/2031	1,362,236
1,010,000	7.13%, 11/15/2031	1,000,705

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
1,320,000	6.50%, 03/15/2033	$ 1,261,822
	Osaic Holdings Inc(c)
2,450,000	6.75%, 08/01/2032	2,450,306
2,690,000	8.00%, 08/01/2033	2,655,574
4,740,000	PHH Escrow Issuer LLC / PHH Corp(c) 9.88%, 11/01/2029	4,573,798
3,580,000	PRA Group Inc(c) 8.88%, 01/31/2030	3,614,590
	RHP Hotel Properties LP / RHP Finance Corp REIT(c)
290,000	7.25%, 07/15/2028	296,086
2,485,000	6.50%, 04/01/2032	2,530,018
765,000	6.50%, 06/15/2033	778,981
1,110,000	5.75%, 03/15/2034	1,095,408
	Rocket Cos Inc(c)
1,780,000	7.13%, 02/01/2032	1,834,705
2,450,000	6.38%, 08/01/2033	2,476,323
	Societe Generale SA(c)(f)
330,000	4.75%, Perpetual	328,777
295,000	5.38%, Perpetual	276,493
2,180,000	Stonex Escrow Issuer LLC(c) 6.88%, 07/15/2032	2,203,167
435,000	XHR LP REIT(c) 6.63%, 05/15/2030	439,178
		87,622,345
Industrial — 7.47%
460,000	Arcosa Inc(c) 6.88%, 08/15/2032	471,336
	ATI Inc
1,000,000	5.88%, 12/01/2027	999,807
460,000	4.88%, 10/01/2029	453,865
1,435,000	7.25%, 08/15/2030	1,488,051
245,000	5.13%, 10/01/2031	242,055
1,030,000	Avient Corp(c) 6.25%, 11/01/2031	1,037,193
	Axon Enterprise Inc(c)
960,000	6.13%, 03/15/2030	975,884
1,265,000	6.25%, 03/15/2033	1,291,244
930,000	Beacon Mobility Corp(c) 7.25%, 08/01/2030	960,658
810,000	Boeing Co 5.88%, 02/15/2040	811,416
	Bombardier Inc(c)
250,000	7.50%, 02/01/2029	259,579
1,225,000	8.75%, 11/15/2030	1,302,839
265,000	7.00%, 06/01/2032	275,028
715,000	Cemex SAB de CV(c)(f) 7.20%, Perpetual	723,938
500,000	Chart Industries Inc(c) 9.50%, 01/01/2031	525,248
915,000	Clean Harbors Inc(c) 6.38%, 02/01/2031	929,252
1,550,000	Clydesdale Acquisition Holdings Inc(c) 6.75%, 04/15/2032	1,466,523
2,240,000	Efesto Bidco SpA Efesto US LLC(c) 7.50%, 02/15/2032	2,228,646
Principal Amount(a)		Fair Value
Industrial — (continued)
255,000	EMRLD Borrower LP / Emerald Co-Issuer Inc EUR, 6.38%, 12/15/2030	$ 300,011
1,085,000	Energizer Gamma Acquisition BV EUR, 3.50%, 06/30/2029	1,178,564
440,000	Energizer Holdings Inc(c) 4.38%, 03/31/2029	418,666
2,045,000	Esab Corp(c) 5.63%, 04/01/2031	2,059,335
265,000	GFL Environmental Inc(c) 6.75%, 01/15/2031	274,229
230,000	Graphic Packaging International LLC EUR, 2.63%, 02/01/2029	250,853
1,825,000	Imola Merger Corp(c) 4.75%, 05/15/2029	1,773,779
	JH North America Holdings Inc(c)
155,000	5.88%, 01/31/2031	153,712
1,645,000	6.13%, 07/31/2032	1,638,444
1,030,000	Mauser Packaging Solutions Holding Co(c) 7.88%, 04/15/2030	1,030,000
1,495,000	Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC(c) 6.75%, 04/01/2032	1,431,841
930,000	Quikrete Holdings Inc(c) 6.38%, 03/01/2032	943,023
1,480,000	Sensata Technologies BV(c) 5.88%, 09/01/2030	1,482,676
820,000	Smyrna Ready Mix Concrete LLC(c) 8.88%, 11/15/2031	845,584
1,060,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	1,060,289
	Standard Building Solutions Inc(c)
2,980,000	6.50%, 08/15/2032	2,981,541
2,220,000	6.25%, 08/01/2033	2,195,037
	Standard Industries Inc(c)
225,000	4.38%, 07/15/2030	212,077
1,420,000	3.38%, 01/15/2031	1,272,840
	Terex Corp(c)
530,000	5.00%, 05/15/2029	522,159
1,365,000	6.25%, 10/15/2032	1,373,897
3,395,000	Toucan FinCo Ltd / Toucan FinCo Can Inc / Toucan FinCo US LLC(c) 9.50%, 05/15/2030	2,998,224
	TransDigm Inc(c)
2,570,000	6.88%, 12/15/2030	2,633,345
170,000	7.13%, 12/01/2031	175,467
5,000	6.00%, 01/15/2033	4,997
385,000	6.25%, 01/31/2034	389,247
2,475,000	6.75%, 01/31/2034	2,507,435
2,500,000	TTM Technologies Inc(c) 4.00%, 03/01/2029	2,400,898
1,280,000	Waste Pro USA Inc(c) 7.00%, 02/01/2033	1,294,401

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
1,960,000	Watco Cos LLC / Watco Finance Corp(c) 7.13%, 08/01/2032	$ 2,012,949
	Weekley Homes LLC / Weekley Finance Corp(c)
1,230,000	4.88%, 09/15/2028	1,191,045
3,325,000	6.75%, 01/15/2034	3,184,508
	WESCO Distribution Inc(c)
205,000	6.38%, 03/15/2029	208,671
650,000	5.25%, 04/15/2031	646,120
1,550,000	6.63%, 03/15/2032	1,586,472
580,000	6.38%, 03/15/2033	590,882
365,000	Wrangler Holdco Corp(c) 6.63%, 04/01/2032	375,834
		62,041,614
Technology — 2.72%
2,815,000	AthenaHealth Group Inc(c) 6.50%, 02/15/2030	2,642,226
2,945,000	CACI International Inc(c) 6.38%, 06/15/2033	2,997,792
910,000	CDW LLC / CDW Finance Corp 3.25%, 02/15/2029	866,631
	Cloud Software Group Inc(c)
2,140,000	6.50%, 03/31/2029	2,087,720
2,030,000	9.00%, 09/30/2029	1,958,287
2,450,000	Fortress Intermediate 3 Inc(c) 7.50%, 06/01/2031	2,434,929
2,010,000	McAfee Corp(c) 7.38%, 02/15/2030	1,660,645
	OAK-Eagle Acquireco Inc(c)
1,440,000	7.25%, 07/01/2033	1,491,976
1,110,000	8.75%, 07/01/2034	1,162,050
260,000	ON Semiconductor Corp(c) 3.88%, 09/01/2028	250,855
1,650,000	Rocket Software Inc(c) 6.50%, 02/15/2029	1,484,988
	Seagate Data Storage Technology Pte Ltd(c)
915,000	3.13%, 07/15/2029	817,900
810,000	5.88%, 07/15/2030	823,316
1,955,000	UKG Inc(c) 6.88%, 02/01/2031	1,910,652
		22,589,967
Utilities — 3.22%
2,890,000	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC(c) 6.38%, 02/15/2032	2,823,745
	Clearway Energy Operating LLC(c)
1,820,000	3.75%, 02/15/2031	1,685,273
1,715,000	3.75%, 01/15/2032	1,563,331
1,345,000	5.75%, 01/15/2034	1,321,732
580,000	Constellation Energy Generation LLC(c) 5.00%, 02/01/2031	581,561
Principal Amount(a)		Fair Value
Utilities — (continued)
765,000	Electricite de France SA(c)(f) 9.13%, Perpetual	$ 885,878
	NRG Energy Inc(c)
915,000	10.25%, Perpetual(f)	987,030
1,355,000	6.25%, 11/01/2034	1,365,802
2,775,000	6.00%, 01/15/2036	2,749,767
	PG&E Corp
1,430,000	5.25%, 07/01/2030	1,411,113
780,000	7.38%, 03/15/2055	785,003
	Talen Energy Supply LLC(c)
2,400,000	6.25%, 02/01/2034	2,373,260
2,400,000	6.50%, 02/01/2036	2,416,634
1,346,000	Vistra Corp(c)(f) 7.00%, Perpetual	1,347,726
	Vistra Operations Co LLC(c)
1,565,000	5.00%, 07/31/2027	1,559,477
2,165,000	7.75%, 10/15/2031	2,267,798
565,000	6.88%, 04/15/2032	584,745
		26,709,875
TOTAL CORPORATE BONDS AND NOTES — 68.74% (Cost $570,723,790)		$570,808,868
CONVERTIBLE BONDS
Basic Materials — 0.38%
1,152,000	Centrus Energy Corp(c)(j) (0.88%), 08/15/2032	1,219,968
879,000	Energy Fuels Inc(c) 0.75%, 11/01/2031	1,027,111
370,000	MP Materials Corp(c) 3.00%, 03/01/2030	880,600
		3,127,679
Communications — 1.61%
863,000	Alibaba Group Holding Ltd 0.50%, 06/01/2031	1,196,980
	AST SpaceMobile Inc(c)
748,000	2.38%, 10/15/2032	1,101,430
472,000	2.00%, 01/15/2036	497,960
1,179,000	Cable One Inc(d) 1.13%, 03/15/2028	886,608
2,848,000	DoorDash Inc(c)(j) 2.37%, 05/15/2030	2,594,528
1,777,000	Etsy Inc(c) 1.00%, 06/15/2030	1,714,805
686,000	JD.com Inc 0.25%, 06/01/2029	682,227
879,000	Lyft Inc(c)(j) 1.42%, 09/15/2030	826,633
	Uber Technologies Inc
763,000	1.21%, 05/15/2028(c)(j)	743,925
1,870,000	0.88%, 12/01/2028(d)	2,248,675
674,000	Wayfair Inc 3.25%, 09/15/2027	908,963
		13,402,734

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — 1.51%
1,268,000	Burlington Stores Inc 1.25%, 12/15/2027	$ 2,092,200
125,000	IMAX Corp(c) 0.75%, 11/15/2030	139,254
2,064,000	Liberty Media Corp / Liberty Formula One 2.25%, 08/15/2027	2,380,824
	Live Nation Entertainment Inc
1,355,000	3.13%, 01/15/2029(d)	2,058,241
2,192,000	2.88%, 01/15/2030	2,361,880
2,074,000	NCL Corp Ltd(c) 0.75%, 09/15/2030	1,924,111
897,000	Patrick Industries Inc(d) 1.75%, 12/01/2028	1,552,259
		12,508,769
Consumer, Non-Cyclical — 2.72%
1,904,000	Affirm Holdings Inc 0.75%, 12/15/2029	1,781,739
	Alnylam Pharmaceuticals Inc
613,000	1.00%, 09/15/2027	785,559
2,049,000	3.24%, 09/15/2028(c)(j)	1,897,913
326,000	Arrowhead Pharmaceuticals Inc(j) (0.59%), 01/15/2032	337,279
1,110,000	Ascendis Pharma A/S 2.25%, 04/01/2028	1,628,370
477,000	Bridgebio Pharma Inc(c) 0.75%, 02/01/2033	472,564
1,408,000	Chefs' Warehouse Inc(d) 2.38%, 12/15/2028	2,075,392
594,000	Cytokinetics Inc(c) 1.75%, 10/01/2031	756,979
1,892,000	Halozyme Therapeutics Inc 1.00%, 08/15/2028	2,420,814
1,121,000	Ionis Pharmaceuticals Inc(c)(j) (0.88%), 12/01/2030	1,167,942
742,000	Merit Medical Systems Inc(c) 3.00%, 02/01/2029	793,198
461,000	Mirum Pharmaceuticals Inc 4.00%, 05/01/2029	1,374,702
500,000	Oddity Finance LLC(c)(j) 11.15%, 06/15/2030	340,312
1,856,000	Post Holdings Inc 2.50%, 08/15/2027	2,009,120
1,829,000	Repligen Corp 1.00%, 12/15/2028	1,777,788
1,987,000	Spectrum Brands Inc(d) 3.38%, 06/01/2029	1,980,642
765,000	TransMedics Group Inc 1.50%, 06/01/2028	988,915
		22,589,228
Energy — 0.41%
1,247,000	Crescent Energy Co(c) 2.75%, 03/15/2031	1,431,556
	Liberty Energy Inc(c)(j)
1,121,000	(1.75%), 03/01/2031	1,226,374
Principal Amount(a)		Fair Value
Energy — (continued)
750,000	(0.25%), 03/01/2032	$ 761,232
		3,419,162
Financial — 3.29%
2,491,000	Barclays Bank PLC 1.00%, 02/16/2029	2,503,256
2,145,000	Boston Properties LP REIT(c) 2.00%, 10/01/2030	1,946,588
1,759,000	Cipher Digital Inc(c)(j) (2.94%), 10/01/2031	1,960,728
1,225,000	Cleanspark Inc(c)(j) 8.35%, 02/15/2032	821,975
1,478,000	Coinbase Global Inc(c)(j) 3.83%, 10/01/2032	1,183,139
1,978,000	Compass Inc(c) 0.25%, 04/15/2031	1,655,586
714,000	Core Scientific Inc(c)(j) (4.96%), 06/15/2031	780,045
2,029,000	Digital Realty Trust LP REIT(c) 1.88%, 11/15/2029	2,147,961
2,508,000	Galaxy Digital Holdings LP(c) 0.50%, 05/01/2031	1,778,702
1,037,000	Hercules Capital Inc(c) 4.75%, 09/01/2028	1,001,742
1,131,000	IREN Ltd(c)(j) 7.10%, 07/01/2031	823,707
1,502,000	MARA Holdings Inc(j) 3.41%, 03/01/2030	1,324,764
629	SoFi Technologies Inc(c)(j) (4.33%), 10/15/2026	644
	Terawulf Inc(c)
1,047,000	1.00%, 09/01/2031	1,449,048
1,958,000	(0.52%), 05/01/2032(j)	2,022,445
	Welltower OP LLC REIT(c)
1,159,000	2.75%, 05/15/2028	2,403,766
1,156,000	3.13%, 07/15/2029	1,829,714
1,523,000	WisdomTree Inc(c) 4.63%, 08/15/2030	1,655,501
		27,289,311
Industrial — 1.79%
2,031,000	AeroVironment Inc(j) 0.51%, 07/15/2030	1,987,333
1,330,000	Avnet Inc(c) 1.75%, 09/01/2030	1,441,720
2,245,000	Bloom Energy Corp(c)(j) (1.34%), 11/15/2030	2,390,476
1,103,000	BWX Technologies Inc(c)(j) (0.78%), 11/01/2030	1,142,708
704,000	Fluor Corp(d) 1.13%, 08/15/2029	866,976
1,812,000	Itron Inc 1.38%, 07/15/2030	1,821,060
1,547,000	JBT Marel Corp(c) 0.38%, 09/15/2030	1,499,043
1,465,000	Mirion Technologies Inc(c)(j) 1.01%, 10/01/2031	1,388,088

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
2,290,000	OSI Systems Inc(c)(d) 0.50%, 02/01/2031	$ 2,336,945
		14,874,349
Technology — 6.26%
1,337,000	Box Inc 1.50%, 09/15/2029	1,225,361
1,005,000	Camtek Ltd(c)(j) (8.08%), 09/15/2030	1,569,307
1,768,000	Cloudflare Inc(c)(j) (2.81%), 06/15/2030	2,004,477
1,538,000	CoreWeave Inc(c) 1.75%, 12/01/2031	1,539,692
1,400,000	CyberArk Software Ltd(c)(j) (1.18%), 06/15/2030	1,437,520
1,960,000	Datadog Inc(j) 0.95%, 12/01/2029	1,894,340
958,000	DigitalOcean Holdings Inc(c)(j) (12.87%), 08/15/2030	2,193,341
2,654,000	Guidewire Software Inc 1.25%, 11/01/2029	2,642,389
974,000	Life360 Inc(c)(j) 2.31%, 06/01/2030	888,288
2,789,000	Lumentum Holdings Inc(c) 0.38%, 03/15/2032	10,736,329
926,000	Microchip Technology Inc(c)(j) 0.65%, 02/15/2030	903,313
1,339,000	MKS Inc 1.25%, 06/01/2030	2,212,028
	Nebius Group NV(c)
571,000	1.00%, 09/15/2030	613,111
968,000	1.25%, 03/15/2031	929,958
1,269,000	Nova Ltd(c)(j) (7.87%), 09/15/2030	1,952,905
1,474,000	Nutanix Inc 0.50%, 12/15/2029	1,328,818
913,000	Planet Labs PBC(c) 0.50%, 10/15/2030	2,296,195
589,000	Rubrik Inc(c)(j) 3.85%, 06/15/2030	506,835
777,000	Seagate HDD Cayman 3.50%, 06/01/2028	3,688,574
1,220,000	Semtech Corp(c)(d)(j) (2.29%), 10/15/2030	1,361,520
2,034,000	Snowflake Inc(j) (10.20%), 10/01/2027	2,402,154
	Strategy Inc
2,244,000	3.72%, 03/01/2030(j)	1,958,546
1,061,000	2.25%, 06/15/2032(d)	1,081,690
649,000	Western Digital Corp 3.00%, 11/15/2028	4,645,672
		52,012,363
Utilities — 1.11%
2,106,000	CMS Energy Corp 3.38%, 05/01/2028	2,379,780
1,225,000	NextEra Energy Capital Holdings Inc 3.00%, 03/01/2027	1,699,688
Principal Amount(a)		Fair Value
Utilities — (continued)
2,531,000	PPL Capital Funding Inc 2.88%, 03/15/2028	$ 2,965,066
1,959,000	Southern Co(d) 4.50%, 06/15/2027	2,176,043
		9,220,577
TOTAL CONVERTIBLE BONDS — 19.08% (Cost $140,774,052)		$158,444,172
Shares
COMMON STOCK
Basic Materials — 0.05%
9,200	Barrick Mining Corp	375,268
Communications — 0.02%
11,656	Altice France SA(k)	191,985
Consumer, Cyclical — 0.07%
7,900	Viking Holdings Ltd(k)	580,492
Energy — 0.13%
6,400	Exxon Mobil Corp	1,085,824
Industrial — 0.04%
8,430	GFL Environmental Inc	351,700
TOTAL COMMON STOCK — 0.31% (Cost $1,980,214)		$2,585,269
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.18%
21,224	Albemarle Corp 7.25%	1,518,557
Consumer, Cyclical — 0.15%
22,023	QXO Inc 5.50%	1,224,259
Financial — 0.60%
2,908	Bank of America Corp 7.25%	3,462,294
38,740	KKR & Co Inc 6.25%(d)	1,553,861
		5,016,155
Technology — 0.74%
12,911	Hewlett Packard Enterprise Co 7.63%	837,020
21,008	Microchip Technology Inc 7.50%	1,196,826
88,549	Oracle Corp 6.50%	4,070,597
		6,104,443

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Utilities — 0.48%
79,251	NextEra Energy Inc 7.38%	$ 3,973,645
TOTAL CONVERTIBLE PREFERRED STOCK — 2.15% (Cost $18,482,930)		$17,837,059
PREFERRED STOCK
Financial — 0.21%
29,935	Apollo Global Management Inc	1,757,143
Industrial — 0.53%
67,885	Boeing Co	4,406,416
TOTAL PREFERRED STOCK — 0.74% (Cost $5,659,839)		$6,163,559
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
20,813,609	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(l), 3.60%(m)	$ 20,813,609
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.50% (Cost $20,813,609)		$20,813,609
TOTAL INVESTMENTS — 96.39% (Cost $782,676,379)		$800,457,455
OTHER ASSETS & LIABILITIES, NET — 3.61%		$29,963,246
TOTAL NET ASSETS — 100.00%		$830,420,701

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $604,532,853, representing 72.80% of net assets.
(d)	All or a portion of the security is on loan as of March 31, 2026.
(e)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in bankruptcy.
(h)	Security in default.
(i)	Security is fair valued using significant unobservable inputs.
(j)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
(m)	Rate shown is the 7-day yield as of March 31, 2026.
EURIBOR	Euro Interbank Offered Rate
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	774,860	EUR	672,000	06/17/2026	$(4,732)
CGM	USD	1,156,396	GBP	871,400	06/17/2026	3,337
HSB	USD	8,661,454	EUR	7,512,200	06/17/2026	(53,501)
HSB	USD	1,042,525	GBP	785,600	06/17/2026	2,999
MS	EUR	72,800	USD	84,401	06/17/2026	55
					Net Depreciation	$(51,842)

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER HIGH YIELD BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized (Depreciation)	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.45(c)	USD	11,004	$578,762	$781,679	5.00%	12/20/2030	$(202,917)	3.65%	Quarterly	-
			$578,762	$781,679		Net Depreciation	$(202,917)
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
CGM	Citigroup Global Markets
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Municipal Bonds And Notes — 0.11%
$ 620,000	Louisiana Local Government Environmental Facilities & Community Development Authority, RB 4.28%, 02/01/2036	$ 609,098
Non-Agency — 13.49%
	1988 Ltd(a)(b)
	Series 2024-4A Class D
1,075,000	7.92%, 04/15/2037 3-mo. SOFR + 4.25%	1,075,000
	Series 2024-5A Class A1
1,325,000	5.21%, 07/15/2037 3-mo. SOFR + 1.54%	1,325,827
	Series 2024-5A Class D1
1,100,000	6.97%, 07/15/2037 3-mo. SOFR + 3.30%	1,096,150
1,375,000	American Express Credit Account Master Trust Series 2025-3 Class A 4.51%, 04/15/2032	1,388,414
850,000	Ares LXV Ltd(a)(b) Series 2022-65A Class DR 6.62%, 07/25/2034 3-mo. SOFR + 2.95%	821,560
1,550,000	Bain Capital Credit(a)(b) Series 2019-1A Class CR3 5.26%, 04/19/2034 3-mo. SOFR + 1.60%	1,544,422
	Barclays Dryrock Issuance Trust
	Series 2023-1 Class A
1,900,000	4.72%, 02/15/2029	1,900,374
	Series 2025-1 Class A
1,000,000	3.97%, 07/15/2031	995,889
500,000	Barings Ltd(a)(b) Series 2024-4A Class B 5.32%, 10/20/2037 3-mo. SOFR + 1.65%	499,985
2,500,000	Bbam US V Ltd(a)(b) Series 2025-5A Class A1 5.03%, 07/25/2038 3-mo. SOFR + 1.36%	2,505,610
1,500,000	Belmont Park Ltd(a)(b) Series 2024-1A Class A1R 4.94%, 04/15/2037 3-mo. SOFR + 1.28%	1,500,000
1,050,000	BMW Vehicle Lease Trust Series 2025-1 Class A3 4.43%, 06/26/2028	1,053,473
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2021-8A Class A1R
3,075,000	4.94%, 10/15/2038 3-mo. SOFR + 1.27%	3,075,934
	Series 2022-3A Class A1R2
2,590,000	4.83%, 04/20/2039 3-mo. SOFR + 1.16%	2,584,312
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-3A Class A
$ 2,100,000	5.05%, 07/25/2038 3-mo. SOFR + 1.38%	$ 2,102,669
2,100,000	CBAMR Ltd(a)(b) Series 2017-4A Class A1R 5.09%, 03/31/2038 3-mo. SOFR + 1.42%	2,102,466
1,875,000	Cedar Funding IV Ltd(a)(b) Series 2014-4A Class AR3 5.01%, 01/23/2038 3-mo. SOFR + 1.34%	1,875,668
2,500,000	CIFC Funding Ltd(a)(b) Series 2025-2A Class A 4.80%, 04/15/2038 3-mo. SOFR + 1.13%	2,492,513
1,840,000	Dewolf Park Ltd(a)(b) Series 2017-1A Class AR2 4.87%, 01/22/2039 3-mo. SOFR + 1.21%	1,835,025
1,450,000	Diameter Capital Ltd(a)(b) Series 2025-10A Class A 4.98%, 04/20/2038 3-mo. SOFR + 1.31%	1,452,156
2,750,000	Elmwood Ltd(a)(b) Series 2024-11A Class A 5.01%, 10/18/2037 3-mo. SOFR + 1.34%	2,751,878
	Exeter Automobile Receivables Trust
	Series 2025-1A Class A3
204,036	4.67%, 08/15/2028	204,241
	Series 2025-3A Class A3
900,000	4.78%, 07/16/2029	903,493
	Ford Credit Auto Owner Trust(a)
	Series 2021-1 Class A
500,000	1.37%, 10/17/2033	499,432
	Series 2024-1 Class A
1,075,000	4.87%, 08/15/2036(c)	1,090,560
1,300,000	GoldenTree Loan Management US Ltd(a)(b) Series 2026-29A Class A 4.83%, 04/20/2039 3-mo. SOFR + 1.23%	1,300,000
	Halseypoint Ltd(a)(b)
	Series 2020-2A Class D1R
900,000	7.27%, 07/20/2037 3-mo. SOFR + 3.60%	877,973
	Series 2023-7A Class A1R
1,500,000	5.12%, 07/20/2038 3-mo. SOFR + 1.45%	1,501,325
996,772	Honda Auto Receivables Owner Trust Series 2023-4 Class A3 5.67%, 06/21/2028	1,005,435
166,649	JPMorgan Mortgage Trust(a)(b) Series 2023-HE3 Class A1 5.27%, 05/20/2054 1-mo. SOFR + 1.60%	166,892
	Kennedy Lewis Ltd(a)(b)
	Series 2024-15A Class A
1,300,000	5.24%, 07/20/2037 3-mo. SOFR + 1.57%	1,300,010

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-18A Class A
$ 1,575,000	5.04%, 01/20/2038 3-mo. SOFR + 1.37%	$ 1,576,562
	Series 2025-22A Class A
2,625,000	5.00%, 07/20/2038 3-mo. SOFR + 1.33%	2,627,704
1,100,000	Oaktree Ltd(a)(b) Series 2019-4A Class ARR 5.18%, 07/20/2037 3-mo. SOFR + 1.51%	1,101,100
1,775,000	OCP Ltd(a)(b) Series 2017-14A Class A1R 5.04%, 07/20/2037 3-mo. SOFR + 1.37%	1,775,147
1,790,000	Octagon Ltd(a)(b) Series 2021-1A Class B1R 5.12%, 10/15/2034 3-mo. SOFR + 1.45%	1,774,608
1,475,000	OHA Credit Funding Ltd(a)(b) Series 2021-10RA Class A1 4.93%, 07/18/2037 3-mo. SOFR + 1.26%	1,475,221
2,550,000	Palmer Square Ltd(a)(b) Series 2024-3A Class A 5.02%, 07/20/2037 3-mo. SOFR + 1.35%	2,550,638
800,000	Park Blue Ltd(a)(b) Series 2022-1A Class A1R 5.09%, 10/20/2037 3-mo. SOFR + 1.42%	800,590
2,625,000	Regatta Funding Ltd(a)(b) Series 2024-4A Class A1 4.99%, 01/25/2038 3-mo. SOFR + 1.32%	2,626,706
800,000	RR Ltd(a)(b) Series 2024-29RA Class A2R 5.37%, 07/15/2039 3-mo. SOFR + 1.70%	799,980
853,957	Santander Drive Auto Receivables Trust Series 2025-1 Class A3 4.74%, 01/16/2029	855,493
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 7.18%, 04/18/2031 3-mo. SOFR + 3.51%	245,382
107,333	Sunnova Hestia I Issuer LLC(a) Series 2023-GRID1 Class 1A 5.75%, 12/20/2050	104,990
1,450,000	Toyota Auto Loan Extended Note Trust(a) Series 2025-1A Class A 4.65%, 05/25/2038	1,461,463
1,100,000	Trinitas XXII Ltd(a)(b) Series 2023-22A Class D1R 6.77%, 03/20/2038 3-mo. SOFR + 3.10%	1,073,932
36,573	Voya Ltd(a)(b) Series 2016-1A Class A1R 5.00%, 01/20/2031 3-mo. SOFR + 1.33%	36,576
Principal Amount		Fair Value
Non-Agency — (continued)
$ 2,050,000	Warwick Capital Ltd(a)(b) Series 2023-1A Class AR 4.95%, 10/20/2038 3-mo. SOFR + 1.28%	$ 2,045,931
785,267	Westlake Automobile Receivables Trust(a) Series 2025-2A Class A2A 4.66%, 09/15/2028	786,697
1,375,000	WF Card Issuance Trust Series 2025-A1 Class A 4.34%, 05/15/2030	1,382,142
2,070,000	Wise Ltd(a)(b) Series 2023-2A Class A1R 4.77%, 04/15/2039 3-mo. SOFR + 1.10%	2,073,014
2,775,000	Wonder Lake Park Ltd(a)(b) Series 2025-1A Class A 4.96%, 07/24/2038 3-mo. SOFR + 1.29%	2,776,190
		74,778,752
TOTAL ASSET-BACKED SECURITIES — 13.60% (Cost $75,691,490)		$75,387,850
CORPORATE BONDS AND NOTES
Basic Materials — 0.08%
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	213,587
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	239,908
		453,495
Communications — 1.86%
2,225,000	Alphabet Inc 4.10%, 11/15/2030	2,209,833
425,000	AppLovin Corp 5.50%, 12/01/2034	421,481
	Expedia Group Inc
217,000	3.25%, 02/15/2030	205,052
68,000	2.95%, 03/15/2031	62,298
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	417,753
	Meta Platforms Inc
975,000	4.20%, 11/15/2030	965,539
1,925,000	4.88%, 11/15/2035	1,888,505
670,000	Netflix Inc 5.88%, 11/15/2028	697,043
1,610,000	Rogers Communications Inc 3.20%, 03/15/2027	1,590,113
	T-Mobile USA Inc
1,190,000	3.75%, 04/15/2027	1,182,634
230,000	3.38%, 04/15/2029	222,898
440,000	3.88%, 04/15/2030	428,503
		10,291,652

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — 0.63%
$ 125,000	AutoNation Inc 1.95%, 08/01/2028	$ 117,555
290,000	Hyatt Hotels Corp 5.50%, 06/30/2034	292,908
	Las Vegas Sands Corp
490,000	5.63%, 06/15/2028	496,381
180,000	6.00%, 06/14/2030	185,138
310,000	Lennar Corp 4.75%, 11/29/2027	310,475
220,000	Lithia Motors Inc(a) 4.38%, 01/15/2031	206,761
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	399,412
225,000	3.75%, 04/01/2032	212,906
	Marriott International Inc
500,000	5.00%, 10/15/2027	504,504
292,000	4.88%, 05/15/2029	295,315
465,000	4.50%, 05/01/2033	449,291
		3,470,646
Consumer, Non-Cyclical — 3.61%
166,000	AbbVie Inc 3.20%, 11/21/2029	160,035
110,000	Adventist Health System 2.95%, 03/01/2029	104,651
450,000	Alcon Finance Corp(a) 3.00%, 09/23/2029	427,562
675,000	Banner Health 2.34%, 01/01/2030	625,791
655,000	BAT Capital Corp 6.00%, 02/20/2034	692,300
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	217,581
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	917,386
275,000	Bristol-Myers Squibb Co 2.95%, 03/15/2032	252,051
327,000	Cardinal Health Inc 5.13%, 02/15/2029	332,681
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	920,961
64,000	4.75%, 05/09/2032(d)	63,515
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	124,314
	CVS Health Corp
151,000	3.25%, 08/15/2029	144,697
225,000	1.88%, 02/28/2031	196,441
1,230,000	Elevance Health Inc 4.60%, 09/15/2032	1,211,428
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	836,288
144,000	5.86%, 03/15/2030	150,270
720,000	Global Payments Inc 5.55%, 11/15/2035	693,820
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	940,710
	HCA Inc
950,000	4.50%, 02/15/2027	950,001
200,000	5.63%, 09/01/2028	203,968
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 475,000	5.45%, 04/01/2031	$ 486,874
580,000	J M Smucker Co 5.90%, 11/15/2028	599,889
230,000	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings 3.75%, 12/01/2031	214,790
1,355,000	JDE Peet's NV(a) 1.38%, 01/15/2027	1,321,453
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	799,755
	Mars Inc(a)
1,200,000	4.80%, 03/01/2030	1,212,629
1,050,000	5.00%, 03/01/2032	1,062,468
1,425,000	5.20%, 03/01/2035	1,438,567
25,000	Nature Conservancy 1.30%, 07/01/2028	23,063
875,000	Pernod Ricard International Finance LLC(a) 1.63%, 04/01/2031	755,873
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	214,924
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	233,115
255,000	Rush System for Health Obligated Group 3.92%, 11/15/2029	250,942
	Solventum Corp
357,000	5.40%, 03/01/2029	365,205
460,000	5.60%, 03/23/2034	470,263
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	197,890
130,000	Sutter Health 2.29%, 08/15/2030	118,440
100,000	UnitedHealth Group Inc 4.20%, 05/15/2032	97,428
		20,030,019
Energy — 0.78%
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	219,038
245,000	5.95%, 06/30/2033	256,836
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	784,980
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	212,729
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	997,842
325,000	5.50%, 06/01/2027	328,012
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	836,373
710,000	Saudi Arabian Oil Co(a) 5.25%, 07/17/2034	706,009
		4,341,819

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — 2.82%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
$ 1,175,000	2.45%, 10/29/2026	$ 1,162,057
235,000	3.00%, 10/29/2028	226,207
250,000	3.30%, 01/30/2032	227,056
550,000	Ally Financial Inc 7.10%, 11/15/2027	570,727
295,000	Avolon Holdings Funding Ltd(a) 6.38%, 05/04/2028	303,645
200,000	Banco Santander SA 2.75%, 12/03/2030	179,150
	Bank of America Corp
804,000	5.20%, 04/25/2029	815,448
900,000	5.51%, 01/24/2036	917,803
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	75,409
200,000	5.83%, 10/25/2033	212,002
200,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	193,956
350,000	Blackstone Secured Lending Fund 5.88%, 11/15/2027	351,153
464,000	Chubb INA Holdings LLC 6.80%, 11/15/2031	512,294
590,000	Citigroup Inc 6.02%, 01/24/2036	602,348
	Crown Castle Inc REIT
950,000	3.65%, 09/01/2027	938,630
1,811,000	3.30%, 07/01/2030	1,696,831
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	411,062
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	199,142
450,000	ING Groep NV 4.02%, 03/28/2028	447,912
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	282,343
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	228,204
589,000	Morgan Stanley 5.16%, 04/20/2029	595,784
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	222,543
730,000	Synchrony Financial 4.95%, 02/25/2032	708,467
165,000	Truist Financial Corp 6.05%, 06/08/2027	165,416
445,000	US Bancorp 5.78%, 06/12/2029	457,718
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,874,704
1,037,000	Westpac Banking Corp 5.62%, 11/20/2035	1,049,223
		15,627,234
Principal Amount		Fair Value
Industrial — 1.51%
$ 235,000	Atkore Inc(a) 4.25%, 06/01/2031	$ 220,401
	Boeing Co
801,000	6.30%, 05/01/2029	840,918
29,000	2.95%, 02/01/2030	27,291
240,000	5.15%, 05/01/2030	244,018
459,000	8.75%, 09/15/2031	536,847
445,000	6.53%, 05/01/2034	484,758
335,000	IDEX Corp 2.63%, 06/15/2031	302,271
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	150,575
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,160,905
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	221,581
235,000	Owens Corning 3.50%, 02/15/2030	225,475
	Penske Truck Leasing Co LP / PTL Finance Corp(a)
1,075,000	4.40%, 07/01/2027	1,071,388
367,000	5.25%, 07/01/2029	372,329
275,000	Republic Services Inc 4.88%, 04/01/2029	279,118
661,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.70%, 07/25/2033	675,327
922,000	Vertiv Holdings Co 4.85%, 03/15/2036	896,523
	Waste Management Inc
456,000	4.95%, 07/03/2031	466,401
200,000	4.15%, 04/15/2032	196,166
		8,372,292
Technology — 1.95%
	Broadcom Inc
885,000	2.45%, 02/15/2031	803,748
340,000	4.15%, 04/15/2032(a)	328,951
250,000	3.47%, 04/15/2034	225,110
688,000	3.14%, 11/15/2035(a)	584,515
296,000	Constellation Software Inc(a) 5.16%, 02/16/2029	297,110
	Dell International LLC / EMC Corp
150,000	5.30%, 10/01/2029	153,081
25,000	6.20%, 07/15/2030	26,418
955,000	Fidelity National Information Services Inc 4.80%, 03/10/2031	947,504
644,000	HP Inc 4.00%, 04/15/2029	632,765
210,000	Intel Corp 5.15%, 02/21/2034	209,425
	MSCI Inc(a)
585,000	4.00%, 11/15/2029	568,216
225,000	3.63%, 09/01/2030	212,670

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 105,000	NXP BV / NXP Funding LLC / NXP USA Inc 5.00%, 01/15/2033	$ 104,499
	Oracle Corp
475,000	4.50%, 05/06/2028	472,803
104,000	2.95%, 04/01/2030	94,935
700,000	5.25%, 02/03/2032	687,510
1,000,000	6.25%, 11/09/2032	1,026,114
537,000	4.90%, 02/06/2033	508,909
735,000	5.35%, 05/04/2033	715,507
665,000	5.70%, 02/04/2036	639,390
	Synopsys Inc
437,000	5.00%, 04/01/2032	440,792
314,000	5.15%, 04/01/2035	314,600
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	396,394
	Workday Inc
250,000	3.50%, 04/01/2027	247,803
175,000	3.80%, 04/01/2032	162,446
		10,801,215
Utilities — 0.17%
475,000	NiSource Inc 5.25%, 03/30/2028	482,488
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	217,813
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	229,188
		929,489
TOTAL CORPORATE BONDS AND NOTES — 13.41% (Cost $75,081,765)		$74,317,861
FOREIGN GOVERNMENT BONDS AND NOTES
1,340,000	Eagle Funding Luxco SARL(a) 5.50%, 08/17/2030	1,347,035
	Romanian Government International Bond
856,000	3.00%, 02/14/2031	751,048
440,000	5.75%, 07/04/2036(a)	407,987
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.45% (Cost $2,652,901)		$2,506,070
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.62%
1,600,000	BANK Series 2017-BNK5 Class A5 3.39%, 06/15/2060	1,580,874
	BANK5
	Series 2024-5YR10 Class AS
300,000	5.64%, 10/15/2057	305,095
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-5YR11 Class AS
$ 425,000	6.14%, 11/15/2057	$ 439,706
	Series 2025-5YR13 Class AS
675,000	6.10%, 01/15/2058(e)	694,170
	Series 2025-5YR16 Class AS
850,000	5.75%, 08/15/2063(e)	870,551
	Series 2025-5YR17 Class A3
1,050,000	5.23%, 11/15/2058	1,070,839
	Barclays Commercial Mortgage Securities Trust
	Series 2018-TALL Class A
1,050,000	4.59%, 03/15/2037(a)(b) 1-mo. SOFR + 0.92%	994,913
	Series 2019-C3 Class C
564,000	4.18%, 05/15/2052	513,441
	Series 2024-C24 Class A5
550,000	5.42%, 02/15/2057	563,290
600,000	Benchmark Mortgage Trust Series 2020-B22 Class A5 1.97%, 01/15/2054	527,414
1,200,000	BFLD Commercial Mortgage Trust(a)(b) Series 2024-UNIV Class A 5.17%, 11/15/2041 1-mo. SOFR + 1.49%	1,200,375
706,741	BLP Commercial Mortgage Trust(a)(b) Series 2024-IND2 Class A 5.01%, 03/15/2041 1-mo. SOFR + 1.34%	706,907
950,000	BMO Mortgage Trust(e) Series 2024-5C4 Class A3 6.53%, 05/15/2057	995,430
700,000	BPR Trust(a)(e) Series 2024-PMDW Class A 5.36%, 11/05/2041	708,753
	BX Trust(a)
	Series 2024-BIO Class A
1,400,000	5.31%, 02/15/2041(b) 1-mo. SOFR + 1.64%	1,396,489
	Series 2024-VLT5 Class A
600,000	5.05%, 11/13/2046(e)	599,560
	Series 2025-BCAT Class A
1,437,427	5.05%, 08/15/2042(b) 1-mo. SOFR + 1.38%	1,437,427
	Series 2025-ROIC Class A
878,414	4.82%, 03/15/2030(b) 1-mo. SOFR + 1.14%	874,022
	Series 2025-TAIL Class A
1,150,000	5.07%, 06/15/2035(b) 1-mo. SOFR + 1.40%	1,150,000
	Chase Home Lending Mortgage Trust(a)(e)
	Series 2024-3 Class A5
175,000	6.00%, 02/25/2055	176,104
	Series 2024-3 Class A5A
300,000	5.50%, 02/25/2055	296,570

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 572,099	CIM Trust(a)(c) Series 2025-I1 Class A2 5.91%, 10/25/2069	$ 575,522
1,485,547	COLT Mortgage Loan Trust(a)(c) Series 2025-8 Class A1 5.48%, 08/25/2070	1,490,658
623,599	Credit Suisse Mortgage Trust(a)(e) Series 2021-NQM6 Class A1 1.17%, 07/25/2066	537,542
500,000	DC Trust(a)(e) Series 2024-HLTN Class A 5.73%, 04/13/2040	501,995
1,000,000	Durst Commercial Mortgage Trust(a)(e) Series 2025-151 Class A 4.80%, 08/10/2042	1,009,229
1,275,000	Ellington Financial Mortgage Trust(a)(c) Series 2026-NQM4 Class A1A 5.47%, 04/25/2071	1,275,233
	Hudson Yards Mortgage Trust(a)(e)
	Series 2025-SPRL Class A
855,000	5.47%, 01/13/2040	874,894
	Series 2025-SPRL Class D
525,000	6.34%, 01/13/2040	538,703
750,000	IRV Trust(a)(e) Series 2025-200P Class A 5.29%, 03/14/2047	755,894
680,974	JPMorgan Chase Commercial Mortgage Securities Trust(a)(b) Series 2022-NLP Class B 5.03%, 04/15/2037 1-mo. SOFR + 1.36%	669,057
	JPMorgan Mortgage Trust(a)(e)
	Series 2021-LTV2 Class A1
638,748	2.52%, 05/25/2052	543,528
	Series 2024-1 Class A4
253,948	6.00%, 06/25/2054	254,497
1,074,531	KRE Commercial Mortgage Trust(a)(b) Series 2025-AIP4 Class A 4.97%, 03/15/2042 1-mo. SOFR + 1.30%	1,070,502
975,000	MAD Commercial Mortgage Trust(a)(e) Series 2025-11MD Class D 5.94%, 10/15/2042	989,641
	Morgan Stanley Residential Mortgage Loan Trust(a)(c)
	Series 2025-DSC3 Class A1A
1,317,427	4.91%, 09/25/2070	1,313,203
	Series 2025-NQM4 Class A1A
1,326,715	5.59%, 06/25/2070	1,332,036
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,200,000	NYC Commercial Mortgage Trust(a)(b) Series 2025-11X Class A 5.42%, 10/15/2040 1-mo. SOFR + 1.74%	$ 1,200,375
	Onslow Bay Financial LLC(a)
	Series 2022-J2 Class A1
481,915	3.50%, 08/25/2052(e)	434,358
	Series 2024-NQM2 Class A1
637,629	5.88%, 12/25/2063(c)	639,759
	Series 2025-NQM1 Class A1
1,464,016	5.55%, 12/25/2064(e)	1,469,738
	Series 2025-NQM11 Class A1A
985,753	5.42%, 05/25/2065(c)	988,786
	Series 2025-NQM15 Class A1A
1,218,668	5.14%, 07/27/2065(c)	1,217,182
	ROCK Trust(a)
	Series 2024-CNTR Class A
900,000	5.39%, 11/13/2041	914,929
	Series 2024-CNTR Class D
750,000	7.11%, 11/13/2041	779,388
350,000	TEXAS Commercial Mortgage Trust(a)(b) Series 2025-TWR Class C 5.81%, 04/15/2042 1-mo. SOFR + 2.14%	347,814
1,600,000	TPG Trust(a)(b) Series 2024-WLSC Class A 5.81%, 11/15/2029 1-mo. SOFR + 2.13%	1,592,242
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
66,118	2.82%, 11/25/2066(e)	60,537
	Series 2022-1 Class A3
586,175	3.29%, 01/25/2067(e)	536,135
	Series 2025-1 Class A1A
1,243,707	5.62%, 01/25/2070(c)	1,250,306
	Series 2025-INV1 Class A1
684,885	5.55%, 02/25/2070(c)	688,015
1,100,000	VTR Commercial Mortgage Trust(a)(e) Series 2025-STEM Class A 4.70%, 10/13/2039	1,089,717
1,050,000	WB Commercial Mortgage Trust(a)(e) Series 2024-HQ Class B 5.99%, 03/15/2040	1,049,892
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Class A5
925,000	2.63%, 04/15/2054	832,788
	Series 2024-1CHI Class A
1,125,000	4.95%, 07/15/2035(a)(e)	1,129,794

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2024-1CHI Class B
$ 700,000	5.36%, 07/15/2035(a)(e)	$ 701,566
		47,757,385
U.S. Government Agency — 0.63%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
203,943	5.31%, 12/25/2041 1-mo. SOFR + 1.65%	204,255
	Series 2022-R05 Class 2M1
11,875	5.56%, 04/25/2042 1-mo. SOFR + 1.90%	11,883
	Series 2022-R05 Class 2M2
165,000	6.66%, 04/25/2042 1-mo. SOFR + 3.00%	167,346
	Series 2024-R01 Class 1M2
300,000	5.46%, 01/25/2044 1-mo. SOFR + 1.80%	302,334
	Series 2024-R03 Class 2B1
275,000	6.46%, 03/25/2044 1-mo. SOFR + 2.80%	283,522
	Series 2024-R03 Class 2M2
175,000	5.61%, 03/25/2044 1-mo. SOFR + 1.95%	175,273
	Series 2024-R04 Class 1M2
300,000	5.31%, 05/25/2044 1-mo. SOFR + 1.65%	299,626
	Series 2026-R01 Class 2M2
850,000	5.01%, 01/25/2046 1-mo. SOFR + 1.35%	849,975
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
32,616	5.31%, 01/25/2034 1-mo. SOFR + 1.65%	32,616
	Series 2025-DNA3 Class A1
1,185,750	4.61%, 09/25/2045 1-mo. SOFR + 0.95%	1,183,247
		3,510,077
TOTAL MORTGAGE-BACKED SECURITIES — 9.25% (Cost $51,300,449)		$51,267,462
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$ 121,130,592(f)	1.13%, 10/15/2030	$120,057,723
138,108,135(f)	1.88%, 07/15/2035	137,445,577
26,702,945(f)	1.88%, 01/15/2036	26,383,695
20,663,370(f)	2.13%, 02/15/2054	18,213,028
TOTAL U.S. TREASURY BONDS AND NOTES — 54.51% (Cost $305,344,678)		$302,100,023
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
65,920	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.60%(h)	65,920
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.01% (Cost $65,920)		$65,920
TOTAL INVESTMENTS — 91.23% (Cost $510,137,203)		$505,645,186
OTHER ASSETS & LIABILITIES, NET — 8.77%		$48,633,065
TOTAL NET ASSETS — 100.00%		$554,278,251

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $124,582,669, representing 22.48% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of March 31, 2026.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(f)	Principal amount of the security is adjusted for inflation.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2026.
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation Protected Securities
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	396	USD	43,975	Jun 2026	$(454,940)
U.S. 10 Year Treasury Ultra Futures	131	USD	14,871	Jun 2026	(177,337)
U.S. 2 Year Treasury Note Futures	1,221	USD	253,291	Jun 2026	(1,674,995)
U.S. 5 Year Treasury Note Futures	1,304	USD	141,066	Jun 2026	(1,167,030)
Short
U.S. Long Bond Futures	27	USD	3,075	Jun 2026	(682)
U.S. Ultra Bond Futures	317	USD	36,950	Jun 2026	496,260
				Net Depreciation	$(2,978,724)
As of March 31, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
1-day SOFR	Annually	3.17%	Annually	USD	11,980	08/31/2027	$57,523	$(53,886)	$111,409
1-day SOFR	Annually	3.06%	Annually	USD	36,670	08/31/2027	215,560	(108,008)	323,568
1-day SOFR	Annually	3.18%	Annually	USD	100,530	03/15/2028	705,157	(167,303)	872,460
3.25%	Annually	1-day SOFR	Annually	USD	1,350	06/17/2029	(12,041)	(1,098)	(10,943)
1-day SOFR	Annually	3.30%	Annually	USD	79,820	08/31/2030	904,177	397,635	506,542
3.38%	Annually	1-day SOFR	Annually	USD	51,200	08/31/2031	(572,735)	(227,804)	(344,931)
3.47%	Annually	1-day SOFR	Annually	USD	18,280	08/31/2031	(130,856)	108,885	(239,741)
1-day SOFR	Annually	3.41%	Annually	USD	66,080	01/31/2033	1,125,839	(163,513)	1,289,352
1-day SOFR	Annually	3.50%	Annually	USD	3,030	06/17/2033	41,251	(8,545)	49,796
1-day SOFR	Annually	3.81%	Annually	USD	28,850	08/31/2036	175,263	118,531	56,732
1-day SOFR	Annually	3.83%	Annually	USD	10,740	08/31/2036	44,853	(67,918)	112,771
							$2,553,991	$(173,024)	$2,727,015
As of March 31, 2026, the Fund held the following centrally cleared inflation swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	3.39%	At Maturity	USD	42,100	06/23/2026	$367,761	$(15,226)	$382,987
CPI-U	At Maturity	2.45%	At Maturity	USD	81,413	07/19/2028	1,374,387	433,883	940,504
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following centrally cleared inflation swaps — (continued)
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
CPI-U	At Maturity	2.59%	At Maturity	USD	24,560	12/12/2029	$270,393	$196,629	$73,764
CPI-U	At Maturity	2.65%	At Maturity	USD	36,530	09/23/2030	(158,413)	(119,527)	(38,886)
CPI-U	At Maturity	2.57%	At Maturity	USD	15,720	11/28/2032	96,282	158,292	(62,010)
							$1,950,410	$654,051	$1,296,359
Abbreviations
CPI-U	United States of America Consumer Price Index
SOFR	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.10%
1,041,277	AASET Trust(b) Series 2024-2A Class A 5.93%, 09/16/2049	$ 1,048,947
699,766	ACM Auto Trust(b) Series 2025-3A Class A 5.01%, 01/22/2030	699,091
140,000	Affirm Asset Securitization Trust(b) Series 2024-X2 Class D 6.08%, 12/17/2029	140,351
1,640,000	Affirm Master Trust Series(b) Series 2025-3A Class A 4.45%, 10/16/2034	1,632,893
550,780	ALTDE Trust(b) Series 2025-1A Class A 5.90%, 08/15/2050	554,064
	American Credit Acceptance Receivables Trust(b)
	Series 2023-4 Class D
500,000	7.65%, 09/12/2030	513,958
	Series 2024-4 Class D
200,000	5.34%, 08/12/2031	201,106
	Series 2025-1 Class C
1,650,000	5.09%, 08/12/2031	1,658,882
	Series 2025-1 Class D
300,000	5.54%, 08/12/2031	302,621
	Series 2025-4 Class C
575,000	4.83%, 01/13/2031	576,342
520,000	AMSR Trust(b) Series 2021-SFR3 Class D 2.18%, 10/17/2038	511,322
	Applebee's Funding LLC / IHOP Funding LLC(b)
	Series 2023-1A Class A2
1,854,000	7.82%, 03/05/2053	1,868,954
	Series 2025-1A Class A2
1,965,000	6.72%, 06/07/2055	1,965,436
	Aqua Finance Trust(b)
	Series 2019-A Class A
77,715	3.14%, 07/16/2040	75,672
	Series 2019-A Class C
424,863	4.01%, 07/16/2040	415,832
	Arivo Acceptance Auto Loan Receivables Trust(b)
	Series 2022-1A Class B
335,489	4.77%, 06/15/2028	335,530
	Series 2025-1A Class A2
1,233,490	4.92%, 05/15/2029	1,237,081
155,707	Ascent Education Funding Trust(b) Series 2024-A Class A 6.14%, 10/25/2050	158,864
1,282,000	Auxilior Term Funding LLC(b) Series 2024-1A Class B 5.69%, 07/15/2031	1,305,245
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	157,273
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-3A Class A
385,000	5.44%, 02/22/2028	$ 387,750
	Series 2023-3A Class D
255,000	7.32%, 02/20/2028	256,989
	Series 2023-5A Class D
250,000	7.35%, 04/20/2028	253,130
	Series 2023-8A Class C
110,000	7.34%, 02/20/2030	114,740
	Series 2024-1A Class C
100,000	6.48%, 06/20/2030	102,547
	Series 2024-2A Class D
1,444,000	7.43%, 10/20/2028	1,465,917
1,080,000	Benefit Street Partners XXVIII Ltd(b)(c) Series 2022-28A Class BR 5.37%, 10/20/2037 3-mo. SOFR + 1.70%	1,082,741
470,000	Benefit Street Partners XXXVII Ltd(b)(c) Series 2024-37A Class B 5.32%, 01/25/2038 3-mo. SOFR + 1.65%	468,853
	BHG Securitization Trust(b)
	Series 2022-A Class B
62,063	2.70%, 02/20/2035	61,983
	Series 2023-B Class B
240,269	7.45%, 12/17/2036	250,046
	Series 2024-1CON Class B
112,551	6.49%, 04/17/2035	115,269
	Series 2024-1CON Class C
87,674	6.86%, 04/17/2035	89,140
	Series 2025-1CON Class B
133,531	5.26%, 04/17/2036	134,225
455,000	Birch Grove Ltd(b)(c) Series 2024-9A Class A1 5.07%, 10/22/2037 3-mo. SOFR + 1.40%	455,244
1,323,350	Bojangles Issuer LLC(b) Series 2024-1A Class A2 6.58%, 11/20/2054	1,331,205
	Bridgecrest Lending Auto Securitization Trust
	Series 2023-1 Class D
910,000	7.84%, 08/15/2029	948,089
	Series 2024-2 Class D
730,000	6.30%, 02/15/2030	747,301
310,198	BXG Receivables Note Trust(b) Series 2023-A Class A 5.77%, 11/15/2038	314,185
243,225	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	233,391
	CarMax Auto Owner Trust
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	99,904

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-4 Class D
100,000	7.16%, 04/15/2030	$ 103,308
	Series 2024-1 Class D
100,000	6.00%, 07/15/2030	101,697
1,000,000	CarMax Select Receivables Trust Series 2025-B Class D 5.33%, 07/15/2031	1,002,963
	Carvana Auto Receivables Trust
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	131,670
	Series 2023-N1 Class D
920,000	6.69%, 07/10/2029(b)	935,934
	Series 2023-N4 Class D
100,000	7.22%, 02/11/2030(b)	103,571
	Series 2024-N1 Class D
100,000	6.30%, 05/10/2030(b)	101,949
	Series 2024-N3 Class D
300,000	5.38%, 12/10/2030(b)	299,928
	Castlelake Aircraft Securitization Trust(b)
	Series 2018-1 Class B
176,351	5.30%, 06/15/2043	172,828
	Series 2019-1A Class A
64,958	3.97%, 04/15/2039	64,311
	Series 2025-1A Class A
1,111,182	5.78%, 02/15/2050	1,119,122
182,598	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	171,842
515,578	CLI Funding VIII LLC(b) Series 2025-R Class A 6.61%, 06/21/2050	510,881
1,444,981	CLIF Holdings LLC(b) Series 2025-1H Class A 6.72%, 12/20/2050	1,433,946
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
45,768	2.92%, 07/25/2051	43,284
	Series 2021-C Class D
63,713	4.11%, 07/26/2055	59,903
	Series 2024-B Class A1A
941,656	5.69%, 08/25/2054	960,604
	Series 2024-B Class B
100,000	6.08%, 08/25/2054	101,734
1,259,449	Commercial Equipment Finance LLC(b) Series 2025-1A Class A 4.83%, 05/15/2031	1,259,792
62,927	Commonbond Student Loan Trust(b) Series 2020-1 Class A 1.69%, 10/25/2051	57,895
545,000	Compass Datacenters Issuer II LLC(b) Series 2025-1A Class A1 5.32%, 05/25/2050	541,623
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Compass Datacenters Issuer III LLC(b)
	Series 2025-1A Class A2
530,000	5.66%, 02/25/2050	$ 532,611
	Series 2025-1A Class A3
95,000	5.85%, 02/25/2050	95,216
	COOPR Residential Mortgage Trust(b)(d)
	Series 2025-CES2 Class A1A
700,231	5.50%, 06/25/2060	702,396
	Series 2025-CES3 Class A1A
1,793,428	4.84%, 09/25/2060	1,779,744
	Series 2026-CES1 Class A1A
591,802	4.87%, 01/01/2061	586,841
	CoreVest American Finance Trust(b)
	Series 2019-3 Class A
15,195	2.71%, 10/15/2052	15,167
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	139,247
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	220,126
	Series 2020-2 Class C
100,000	4.54%, 05/15/2052(e)	98,821
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	93,519
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	94,371
858,001	CPS Auto Receivables Trust(b) Series 2023-D Class C 7.17%, 01/15/2030	865,322
	Credit Acceptance Auto Loan Trust(b)
	Series 2024-1A Class C
170,000	6.71%, 07/17/2034	173,148
	Series 2024-2A Class C
235,000	6.70%, 10/16/2034	242,469
	Series 2024-3A Class C
215,000	5.39%, 01/16/2035	216,366
	Series 2025-2A Class C
300,000	5.38%, 03/17/2036	301,737
280,000	CyrusOne Data Centers Issuer I LLC(b) Series 2024-3A Class A2 4.65%, 05/20/2049	265,933
1,500,000	DataBank Issuer(b) Series 2026-1A Class A2 5.81%, 02/25/2056	1,490,612
1,060,000	DataBank Issuer II LLC(b) Series 2025-1A Class A2 5.18%, 09/27/2055	1,028,213
1,396,500	DB Master Finance LLC(b) Series 2025-1A Class A2I 4.89%, 08/20/2055	1,383,195

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	DT Auto Owner Trust(b)
	Series 2023-1A Class D
1,091,000	6.44%, 11/15/2028	$ 1,104,820
	Series 2023-3A Class C
506,014	6.40%, 05/15/2029	509,770
	Series 2023-3A Class D
825,000	7.12%, 05/15/2029	846,521
67,043	Education Funding Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	64,258
21,515	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	20,585
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
79,931	2.54%, 03/25/2044	75,571
	Series 2021-A Class B
48,454	2.09%, 12/26/2046(e)	39,758
1,870,237	Ellington Financial Mortgage Trust(b)(d) Series 2025-CES4 Class A1 5.43%, 06/25/2060	1,873,083
272,886	EverBright Solar Trust(b) Series 2024-A Class A 6.43%, 06/22/2054	230,316
129,938	EWC Master Issuer LLC(b) Series 2022-1A Class A2 5.50%, 03/15/2052	128,935
	Exeter Automobile Receivables Trust
	Series 2023-2A Class D
205,000	6.32%, 08/15/2029	208,295
	Series 2023-3A Class D
1,180,000	6.68%, 04/16/2029	1,201,809
	Series 2023-5A Class D
655,000	7.13%, 02/15/2030	671,598
	Series 2024-5A Class D
300,000	5.06%, 02/18/2031	300,045
	Series 2025-1A Class D
575,000	5.49%, 05/15/2031	579,813
	Series 2026-2A Class C
1,800,000	4.91%, 08/16/2032	1,797,461
	First Help Financial LLC(b)
	Series 2024-3A Class C
1,230,000	5.43%, 03/17/2031	1,174,655
	Series 2025-1A Class A2
619,298	4.92%, 02/15/2031	619,027
	Series 2025-2A Class A2
1,175,000	5.75%, 05/15/2030	1,179,699
	First Investors Auto Owner Trust(b)
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	199,614
	Series 2022-2A Class D
145,000	8.71%, 10/16/2028	148,197
	Series 2025-1A Class D
400,000	5.22%, 12/15/2033	400,945
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	FirstKey Homes Trust(b)
	Series 2021-SFR1 Class D
505,000	2.19%, 08/17/2038	$ 499,238
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	331,214
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	177,588
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	138,119
1,629,375	Five Guys Holdings Inc(b) Series 2023-1A Class A2 7.55%, 01/26/2054	1,659,558
	Flagship Credit Auto Trust(b)
	Series 2021-2 Class D
108,905	1.59%, 06/15/2027	108,165
	Series 2023-3 Class C
20,000	6.01%, 07/16/2029	20,174
	Series 2024-3 Class B
941,000	5.35%, 07/16/2029	943,009
244,375	FOCUS Brands Funding(b) Series 2023-2 Class A2 8.24%, 10/30/2053	255,815
175,000	Ford Credit Auto Lease Trust Series 2023-B Class D 6.97%, 06/15/2028	175,488
	Foundation Finance Trust(b)
	Series 2023-2A Class A
473,286	6.53%, 06/15/2049	490,858
	Series 2023-2A Class B
80,137	6.97%, 06/15/2049	83,157
	Series 2024-2A Class D
79,200	6.59%, 03/15/2050	80,985
	Series 2025-1A Class B
510,501	5.26%, 04/15/2050	513,574
	Series 2025-1A Class D
361,417	6.09%, 04/15/2050	363,537
	Series 2025-2A Class D
405,000	5.68%, 04/15/2052	403,329
966,204	GGAM Master Trust International Ltd(b) Series 2025-1A Class A 5.92%, 09/30/2060	962,723
536,573	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL1 Class A1 6.28%, 02/25/2055	536,913
1,011,630	Global SC Finance X Ltd(b) Series 2025-1H Class A 6.17%, 09/20/2045	1,006,488
	GLS Auto Receivables Issuer Trust(b)
	Series 2021-3A Class E
1,445,000	3.20%, 10/16/2028	1,444,090
	Series 2022-2A Class D
416,097	6.15%, 04/17/2028	418,467

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2023-2A Class D
155,000	6.31%, 03/15/2029	$ 157,935
	Series 2023-4A Class D
300,000	7.18%, 08/15/2029	308,604
	Series 2024-1A Class D
200,000	5.95%, 12/17/2029	203,544
	Series 2024-2A Class D
230,000	6.19%, 02/15/2030	234,962
	Series 2024-3A Class C
1,300,000	5.21%, 02/18/2031	1,312,321
	Series 2025-2A Class D
130,000	5.59%, 01/15/2031	131,875
	Series 2025-4A Class D
630,000	5.13%, 08/15/2031	626,971
	GLS Auto Select Receivables Trust(b)
	Series 2023-1A Class B
900,000	6.09%, 03/15/2029	914,638
	Series 2023-2A Class A3
842,000	6.38%, 02/15/2029	850,474
	Series 2024-2A Class C
80,000	5.93%, 06/17/2030	81,948
	Series 2024-4A Class D
100,000	5.28%, 10/15/2031	100,052
	Series 2025-1A Class C
50,000	5.26%, 03/15/2031	50,440
	Series 2025-1A Class D
50,000	5.74%, 04/15/2032	50,654
	Series 2025-3A Class C
170,000	4.94%, 09/15/2031	169,466
1,515,000	GoldenTree Loan Management US Ltd(b)(c) Series 2021-9A Class AR 5.17%, 04/20/2037 3-mo. SOFR + 1.50%	1,515,000
141,297	GoodLeap Home Improvement Solutions Trust(b) Series 2024-1A Class A 5.35%, 10/20/2046	142,410
1,725,000	GreenSky Home Improvement Issuer Trust(b) Series 2025-3A Class B 4.66%, 12/27/2060	1,721,884
1,793,400	Hardee's Funding LLC(b) Series 2024-1A Class A2 7.25%, 03/20/2054	1,830,512
	Hertz Vehicle Financing III LLC(b)
	Series 2023-1A Class D2
127,500	9.13%, 06/25/2027	128,089
	Series 2025-3A Class C
630,000	6.13%, 12/26/2029	634,427
	Hilton Grand Vacations Trust(b)
	Series 2022-2A Class C
315,433	5.57%, 01/25/2037	316,334
	Series 2024-1B Class C
18,954	6.62%, 09/15/2039	19,317
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1B Class D
446,994	8.85%, 09/15/2039	$ 459,398
	Series 2025-1A Class C
78,825	5.52%, 05/27/2042	79,238
39,124	HIN Timeshare Trust(b) Series 2024-A Class A 5.49%, 03/15/2043	39,583
	Home Partners of America Trust(b)
	Series 2019-1 Class D
152,436	3.41%, 09/17/2039	148,613
	Series 2019-2 Class D
123,640	3.12%, 10/19/2039	120,022
	Series 2021-1 Class E
81,056	2.58%, 09/17/2041	73,333
128,738	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	126,159
100,000	HPEFS Equipment Trust(b) Series 2023-2A Class D 6.97%, 07/21/2031	100,678
100,000	Island Finance Trust(b) Series 2025-1A Class A 6.54%, 03/19/2035	100,671
170,755	Jack in the Box Funding LLC(b) Series 2019-1A Class A2II 4.48%, 08/25/2049	169,670
	Jersey Mike's Funding LLC(b)
	Series 2024-1A Class A2
1,084,050	5.64%, 02/15/2055	1,096,318
	Series 2026-1A Class A2I
1,000,000	4.95%, 02/15/2056	986,305
392,847	JOL Air Ltd(b) Series 2019-1 Class A 3.97%, 04/15/2044	392,297
	JPMorgan Mortgage Trust(b)(e)
	Series 2025-CES1 Class A1
735,732	5.67%, 05/25/2055	738,837
	Series 2025-CES2 Class A1
1,189,692	5.59%, 06/25/2055	1,193,761
	Kapitus Asset Securitization IV LLC(b)
	Series 2024-1A Class 1A
150,000	5.49%, 09/10/2031	150,241
	Series 2024-1A Class A
395,000	5.49%, 09/10/2031	395,634
115,000	Kinetic ABS Issuer LLC(b) Series 2026-1A Class A2 5.22%, 02/25/2056	114,672
117,672	Labrador Aviation Finance Ltd(b) Series 2016-1A Class A1 4.30%, 01/15/2042	120,614

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	LAD Auto Receivables Trust(b)
	Series 2023-1A Class D
1,100,000	7.30%, 06/17/2030	$ 1,109,312
	Series 2023-2A Class D
710,000	6.30%, 02/15/2031	720,510
	Series 2023-4A Class C
1,244,000	6.76%, 03/15/2029	1,271,666
	Series 2023-4A Class D
75,000	7.37%, 04/15/2031	77,620
	Series 2024-3A Class C
100,000	4.93%, 03/15/2030	100,651
	Series 2024-3A Class D
100,000	5.18%, 02/17/2032	100,280
	Series 2025-1A Class D
1,255,000	5.52%, 05/17/2032	1,271,243
1,742,098	Lafayette Federal Credit Union Series 2026-HI1A Class A2 5.38%, 01/25/2046	1,729,879
102,450	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	95,668
	Lendbuzz Securitization Trust(b)
	Series 2026-1A Class B
90,940	5.16%, 12/16/2030	90,912
	Series 2026-1A Class C
90,940	5.74%, 09/15/2031	91,188
1,000,000	Lendmark Funding Trust (b) Series 2025-3A Class A 4.51%, 05/21/2035	993,064
1,270,000	Libra Solutions LLC(b) Series 2024-1A Class A 5.88%, 09/30/2038	1,266,630
795,000	Lightpath Fiber Issuer LLC(b) Series 2026-1A Class A2 5.60%, 03/25/2056	792,796
	MAPS Ltd(b)
	Series 2021-1A Class A
171,130	2.52%, 06/15/2046	164,523
	Series 2026-1A Class A
1,876,968	5.20%, 01/15/2051	1,833,428
	Mariner Finance Issuance Trust(b)
	Series 2024-AA Class D
100,000	6.77%, 09/22/2036	101,637
	Series 2025-AA Class A
1,635,000	4.98%, 05/20/2038	1,647,167
	Marlette Funding Trust(b)
	Series 2023-4A Class B
450,000	8.15%, 12/15/2033	462,644
	Series 2024-1A Class B
43,924	6.07%, 07/17/2034	44,060
	Series 2024-1A Class D
425,000	6.93%, 07/17/2034	432,324
Principal Amount(a)		Fair Value
Non-Agency — (continued)
1,128,244	MAST Ltd(b) Series 2026-1A Class A 5.13%, 02/15/2051	$ 1,109,035
	Merchants Fleet Funding LLC(b)
	Series 2023-1A Class A
414,988	7.21%, 05/20/2036	415,866
	Series 2023-1A Class D
220,000	8.20%, 05/20/2036	221,732
	Mercury Financial Credit Card Master Trust(b)
	Series 2024-2A Class A
725,000	6.56%, 07/20/2029	726,186
	Series 2025-1A Class B
385,000	6.16%, 12/22/2031	383,497
	MetroNet Infrastructure Issuer LLC(b)
	Series 2025-2A Class A2
1,250,000	5.40%, 08/20/2055	1,260,726
	Series 2025-2A Class B
730,000	5.59%, 08/20/2055	731,475
	Mission Lane Credit Card Master Trust(b)
	Series 2024-A Class B
415,000	6.59%, 08/15/2029	416,173
	Series 2024-B Class A
535,000	5.88%, 01/15/2030	535,868
	Series 2025-A Class A
485,000	5.80%, 05/15/2030	487,705
1,199,000	MMP Capital LLC(b) Series 2025-A Class B 5.72%, 12/15/2031	1,210,299
97,670	Momnt Technologies Trust(b) Series 2023-1A Class A 6.92%, 03/20/2045	97,827
75,727	Mosaic Solar Loan Trust(b) Series 2022-3A Class A 6.10%, 06/20/2053	73,962
973,273	MPOWER Education Trust(b) Series 2025-A Class A 6.62%, 07/21/2042	984,253
	MVW Owner Trust(b)
	Series 2021-2A Class C
154,605	2.23%, 05/20/2039	147,094
	Series 2024-1A Class A
675,651	5.32%, 02/20/2043	682,174
	Navient Student Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	90,263
	Series 2020-HA Class A
16,256	1.31%, 01/15/2069	15,447
	Series 2021-A Class A
81,972	0.84%, 05/15/2069	75,046
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	83,293
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	188,952
	Series 2023-BA Class B
245,000	7.23%, 03/15/2072	263,828

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
250,000	Nelnet Student Loan Trust(b) Series 2021-BA Class B 2.68%, 04/20/2062	$ 225,153
260,000	New Economy Assets Phase 1 Sponsor LLC(b) Series 2021-1 Class A1 1.91%, 10/20/2061	218,239
210,000	NFAS LLC(b) Series 2025-1 Class A 6.35%, 05/15/2031	212,150
1,790,000	NMEF Funding LLC(b) Series 2026-A Class C 4.71%, 02/15/2034	1,774,764
	Octane Receivables Trust(b)
	Series 2025-1A Class A2
1,680,000	4.25%, 02/20/2031	1,677,646
	Series 2025-1A Class D
335,000	5.40%, 12/22/2031	333,605
	OneMain Financial Issuance Trust(b)
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	254,005
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	270,363
	Series 2025-1A Class D
120,000	5.79%, 07/14/2038	120,744
743,241	Oportun Issuance Trust(b) Series 2024-2 Class B 5.83%, 02/09/2032	743,714
615,102	OWN Equipment Fund I LLC(b) Series 2024-2M Class A 5.70%, 12/20/2032	618,798
375,790	OWN Equipment Fund II LLC(b) Series 2025-1M Class A 5.48%, 09/26/2033	375,242
993,923	OWN Equipment Fund III LLC(b) Series 2025-2M Class A 5.42%, 03/27/2034	990,074
	Palmer Square BDC Ltd(b)(c)
	Series 1A Class A
920,000	5.27%, 07/15/2037 3-mo. SOFR + 1.60%	920,374
	Series 1A Class B1
650,000	5.82%, 07/15/2037 3-mo. SOFR + 2.15%	651,557
1,225,000	PEAC Solutions Receivables LLC(b) Series 2024-1A Class B 5.79%, 11/20/2030	1,250,051
165,543	PK Alift Loan Funding 3 LP(b) Series 2024-1 Class A1 5.84%, 09/15/2039	168,343
	Planet Fitness Master Issuer LLC(b)
	Series 2019-1A Class A2
506,250	3.86%, 12/05/2049	482,100
	Series 2022-1A Class A2II
96,000	4.01%, 12/05/2051	89,573
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2024-1A Class A2I
1,369,150	5.77%, 06/05/2054	$ 1,377,912
	Series 2025-1A Class A2I
450,000	5.27%, 12/06/2055	449,838
524,281	PowerPay Issuance Trust(b) Series 2024-1A Class A 6.53%, 02/18/2039	534,381
	Prestige Auto Receivables Trust(b)
	Series 2022-1A Class D
420,000	8.08%, 08/15/2028	423,171
	Series 2023-2A Class B
121,812	6.64%, 12/15/2027	121,890
	Series 2023-2A Class D
100,000	7.71%, 08/15/2029	101,251
	Progress Residential Trust(b)
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	124,500
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	104,580
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	143,845
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	99,212
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	191,420
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	93,630
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	94,486
	QTS Issuer ABS II LLC(b)
	Series 2025-1A Class B
385,000	5.78%, 10/05/2055	372,390
	Series 2026-1A Class B
100,000	6.73%, 01/05/2056	98,971
	RCKT Mortgage Trust(b)(e)
	Series 2024-CES1 Class A1A
464,785	6.03%, 02/25/2044	466,706
	Series 2024-CES3 Class A1A
903,875	6.59%, 05/25/2044	912,500
	Reach Financial LLC(b)
	Series 2024-1A Class B
899,634	6.29%, 02/18/2031	904,790
	Series 2024-2A Class B
975,000	5.84%, 07/15/2031	983,631
	Series 2025-1A Class C
135,000	5.99%, 08/16/2032	136,602
	Series 2025-2A Class B
1,550,000	5.12%, 08/18/2032	1,552,319

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
500,000	Red Oak Funding Master Trust(b)(c) Series 2025-1A Class A 5.67%, 12/20/2030 1-mo. SOFR + 2.00%	$ 500,988
265,000	Regional Management Issuance Trust(b) Series 2025-2 Class D 6.01%, 11/16/2037	260,788
	Republic Finance Issuance Trust(b)
	Series 2024-A Class A
355,000	5.91%, 08/20/2032	356,328
	Series 2024-B Class C
375,000	6.60%, 11/20/2037	381,156
54,081	Rockford Tower Ltd(b)(c) Series 2018-1A Class A 5.02%, 05/20/2031 3-mo. SOFR + 1.36%	54,091
795,000	Santander Drive Auto Receivables Trust Series 2024-3 Class D 5.97%, 10/15/2031	813,892
100,000	SBNA Auto Receivables Trust(b) Series 2024-A Class C 5.59%, 01/15/2030	101,354
1,580,000	Scalelogix ABS US Issuer LLC(b) Series 2025-1A Class A2 5.67%, 07/25/2055	1,553,569
	SCF Equipment Leasing LLC(b)
	Series 2024-1A Class C
100,000	5.82%, 09/20/2032	103,134
	Series 2024-1A Class D
100,000	6.58%, 06/21/2033	103,713
440,000	SEB Funding LLC(b) Series 2024-1A Class A2 7.39%, 04/30/2054	447,818
1,600,000	SF ABS Issuer LLC(b) Series 2025-1A Class A2 5.38%, 11/25/2055	1,565,718
840,000	Shentel Issuer LLC(b) Series 2025-1A Class A2 5.64%, 12/20/2055	846,355
109,830	Shenton Aircraft Investment I Ltd(b) Series 2015-1A Class A 4.75%, 10/15/2042	109,830
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2023-2A Class B
300,789	6.28%, 04/20/2040	307,294
	Series 2023-2A Class C
26,385	7.30%, 04/20/2040	27,145
	Series 2023-3A Class C
78,370	7.12%, 09/20/2040	80,461
	Series 2025-3A Class C
99,194	4.98%, 08/22/2044	98,232
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	SLAM LLC(b)
	Series 2021-1A Class A
472,500	2.43%, 06/15/2046	$ 447,923
	Series 2024-1A Class A
577,778	5.34%, 09/15/2049	575,563
	SMB Private Education Loan Trust(b)
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	98,079
	Series 2019-B Class A2A
162,756	2.84%, 06/15/2037	159,870
	Series 2020-A Class A2A
23,966	2.23%, 09/15/2037	23,273
	Series 2021-A Class A2A2
80,817	4.52%, 01/15/2053(c) 1-mo. SOFR + 0.84%	80,147
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	175,357
1,800,000	Sotheby's Artfi Master Trust(b) Series 2026-1A Class A1 4.80%, 06/20/2033	1,797,199
1,045,000	Sprite Ltd(b) Series 2026-1 Class C 9.41%, 03/15/2041	1,034,041
	Stream Innovations Issuer Trust(b)
	Series 2024-1A Class A
60,705	6.27%, 07/15/2044	62,489
	Series 2024-2A Class A
234,980	5.21%, 02/15/2045	236,484
	Subway Funding LLC(b)
	Series 2024-1A Class A2I
1,288,688	6.03%, 07/30/2054	1,297,004
	Series 2024-1A Class A2II
1,298,563	6.27%, 07/30/2054	1,309,844
86,060	Sunnova Helios II Issuer LLC(b) Series 2019-AA Class A 3.75%, 06/20/2046	78,850
298,021	Sunnova Helios V Issuer LLC(b) Series 2021-A Class B 3.15%, 02/20/2048	152,175
543,651	Sunnova Helios XIII Issuer LLC(b) Series 2024-A Class A 5.30%, 02/20/2051	466,256
297,733	Sunrun Atlas Issuer LLC(b) Series 2019-2 Class A 3.61%, 02/01/2055	287,224
77,711	Sunrun Demeter Issuer LLC(b) Series 2021-2A Class A 2.27%, 01/30/2057	70,534
1,790,000	Switch ABS Issuer LLC(b) Series 2025-1A Class A2 5.04%, 03/25/2055	1,724,565
1,615,000	Taco Bell Funding LLC(b) Series 2025-1A Class A2I 4.82%, 08/25/2055	1,590,188

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
413,279	Thrust Engine Leasing Designated Activity Co(b) Series 2021-1A Class A 4.16%, 07/15/2040	$ 408,746
214,908	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	196,053
85,000	TIF Funding III LLC(b) Series 2024-1A Class A 5.48%, 04/20/2049	85,355
893,844	TMCL VII Holdings Ltd(b) Series 2025-1H Class A 6.43%, 07/23/2050	892,608
	Towd Point Mortgage Trust(b)
	Series 2024-CES1 Class A1A
800,312	5.85%, 01/25/2064(e)	801,633
	Series 2025-CES4 Class A1A
1,582,345	5.09%, 10/25/2065(d)	1,574,282
	Trafigura Securitisation Finance PLC(b)
	Series 2024-1A Class A1
1,055,000	5.05%, 11/15/2027(c) 1-day SOFR + 1.40%	1,052,737
	Series 2024-1A Class B
200,000	7.29%, 11/15/2027	200,113
	Tricon American Homes Trust(b)
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	228,037
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	853,362
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	215,222
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	486,213
1,283,750	TSC SPV Funding LLC(b) Series 2024-1A Class A2 6.29%, 08/20/2054	1,295,819
410,323	United Auto Credit Securitization Trust(b) Series 2023-1 Class D 8.00%, 07/10/2028	412,477
100,000	Uniti Fiber ABS Issuer LLC(b) Series 2025-1A Class A2 5.88%, 04/20/2055	101,532
	Upgrade Master Pass Through Trust(b)
	Series 2025-ST3 Class A
784,662	5.98%, 06/15/2032	790,118
	Series 2025-ST4 Class A
1,070,478	5.50%, 08/16/2032	1,072,858
741,194	UPX HIL Issuer Trust(b) Series 2025-1 Class A 5.16%, 01/25/2047	738,117
	US Bank NA(b)
	Series 2023-1 Class B
187,995	6.79%, 08/25/2032	189,583
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-RVM1 Class C
1,350,000	5.60%, 12/25/2046	$ 1,344,159
1,234,264	USQ Rail III LLC(b) Series 2024-1A Class A 4.99%, 09/28/2054	1,208,094
	Veros Auto Receivables Trust(b)
	Series 2024-1 Class C
1,220,000	7.57%, 12/15/2028	1,251,615
	Series 2026-1 Class D
100,000	5.66%, 07/15/2031	99,778
320,738	Vivint Solar Financing V LLC(b) Series 2018-1A Class A 4.73%, 04/30/2048	311,717
279,298	Volofin Finance Designated Activity Co(b) Series 2024-1A Class A 5.94%, 06/15/2037	282,901
553,534	Westgate Resorts LLC(b) Series 2024-1A Class A 6.06%, 01/20/2038	560,130
	Westlake Automobile Receivables Trust(b)
	Series 2023-1A Class D
155,000	6.79%, 11/15/2028	157,481
	Series 2023-4A Class D
640,000	7.19%, 07/16/2029	657,373
	Series 2024-2A Class B
1,325,000	5.62%, 03/15/2030	1,333,220
	Series 2024-2A Class D
200,000	5.91%, 04/15/2030	203,992
	Series 2025-1A Class D
200,000	5.54%, 11/15/2030	201,583
226,387	Willis Engine Structured Trust VII(b) Series 2023-A Class A 8.00%, 10/15/2048	231,594
155,000	Wingstop Funding LLC(b) Series 2024-1A Class A2 5.86%, 12/05/2054	157,413
1,150,000	Zayo Issuer LLC(b) Series 2025-3A Class A2 5.57%, 10/20/2055	1,151,238
TOTAL ASSET-BACKED SECURITIES — 12.10% (Cost $171,353,410)		$171,359,624
BANK LOANS
294,771	Acrisure LLC(c) 6.67%, 11/06/2030 1-mo. SOFR + 3.01%	285,283
1,100,000	Advanced Drainage Systems Inc(c) 5.30%, 02/11/2033 1-mo. SOFR + 1.64%	1,103,438

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
329,140	Agiliti Health Inc(c)(f) 6.67%, 05/01/2030 3-mo. SOFR + 2.99%	$ 319,540
497,934	AI Aqua Merger Sub Inc(c) 6.42%, 07/31/2028 1-mo. SOFR + 2.75%	495,840
367,510	AL GCX Holdings LLC(c) 5.68%, 01/30/2032 1-mo. SOFR + 2.01%	366,591
785,273	Albion Financing 3 SARL(c) 6.68%, 05/21/2031 3-mo. SOFR + 3.00%	783,310
402,001	AlixPartners LLP(c) 5.67%, 08/12/2032 1-mo. SOFR + 2.00%	397,856
597,000	Allied Universal Holdco LLC(c) 6.92%, 08/20/2032 1-mo. SOFR + 3.26%	596,565
935,000	Allison Transmission Inc(c) 5.42%, 01/02/2033 1-mo. SOFR + 1.76%	936,836
473,899	Altice France SA(c) 7.79%, 05/01/2028 3-mo. SOFR + 4.11%	469,555
665,813	Amentum Holdings LLC(c) 3.67%, 09/29/2031 1-mo. SOFR + 0.01%	664,773
223,875	Amneal Pharmaceuticals LLC(c) 6.67%, 08/02/2032 1-mo. SOFR + 3.00%	224,434
731,469	Amynta Agency Borrower Inc(c) 6.17%, 01/14/2031 1-mo. SOFR + 2.51%	719,582
	Applied Systems Inc(c)
614,303	5.96%,02/24/2031 3-mo. SOFR + 2.27%	601,633
75,000	8.18%,02/23/2032 3-mo. SOFR + 4.50%	73,500
	Aramark Services Inc(c)
130,000	5.42%,04/06/2028 1-mo. SOFR + 1.76%	130,163
1,131,307	5.43%,06/22/2030 1-mo. SOFR + 1.76%	1,130,954
624,122	Arcline FM Holdings LLC(c) 6.42%, 06/23/2030 3-mo. SOFR + 2.74%	623,862
2,684,312	Ardonagh FinCo Ltd(c) 6.62%, 02/15/2031 3-mo. SOFR + 2.94%	2,622,795
407,900	Ascend Learning LLC(c) 6.67%, 12/11/2028 1-mo. SOFR + 3.01%	397,703
549,450	Aspire Bakeries Holdings LLC(c) 6.67%, 12/23/2030 1-mo. SOFR + 3.01%	548,763
1,455,397	Asplundh Tree Expert LLC(c) 5.42%, 05/23/2031 1-mo. SOFR + 1.75%	1,457,996
Principal Amount(a)		Fair Value
Bank Loans — (continued)
48,462	Baldwin Insurance Group Holdings LLC(c) 6.18%, 05/27/2031 1-mo. SOFR + 2.51%	$ 47,614
932,909	Bausch + Lomb Corp(c) 7.42%, 01/15/2031 1-mo. SOFR + 3.76%	934,075
479,571	BIFM US Finance LLC(c) 6.92%, 05/31/2028 1-mo. SOFR + 3.25%	479,121
2,235,000	BioMarin Pharmaceutical Inc(c) 5.42%, 01/29/2031 1-mo. SOFR + 1.76%	2,229,413
613,463	Blackfin Pipeline LLC(c) 6.67%, 09/29/2032 1-mo. SOFR + 3.01%	616,530
531,324	Broadstreet Partners Inc(c) 6.18%, 06/13/2031 1-mo. SOFR + 2.51%	517,244
155,000	Brown Group Holding LLC(c) 6.16%, 07/01/2031 3-mo. SOFR + 2.47%	155,073
705,000	CACI International Inc(c) 5.43%, 02/26/2033 1-mo. SOFR + 1.77%	704,559
410,000	Catawba Nation Gaming Authority(c) 8.42%, 03/29/2032 3-mo. SOFR + 4.74%	415,125
646,413	Central Parent LLC(c) 6.92%, 07/06/2029 3-mo. SOFR + 3.24%	459,276
527,015	Century DE Buyer LLC(c) 6.67%, 10/30/2030 3-mo. SOFR + 2.98%	511,336
476,771	Chariot Buyer LLC(c) 6.67%, 09/08/2032 1-mo. SOFR + 3.00%	471,407
237,539	Ciena Corp(c) 5.43%, 10/24/2030 1-mo. SOFR + 1.76%	237,480
282,143	Citadel Securities LP(c) 5.68%, 10/31/2031 3-mo. SOFR + 2.00%	282,182
965,000	Clean Harbors Inc(c) 5.18%, 09/24/2032 1-mo. SOFR + 1.52%	970,228
534,614	Cloud Software Group Inc(c) 6.96%, 03/21/2031 3-mo. SOFR + 3.27%	488,169
395,000	Clydesdale Acquisition Holdings Inc(c) 6.84%, 04/13/2029 1-mo. SOFR + 3.18%	375,867
590,598	CMG Media Corp(c) 7.18%, 06/18/2029 3-mo. SOFR + 3.50%	550,733
651,941	CNT Holdings I Corp(c) 6.17%, 11/08/2032 3-mo. SOFR + 2.49%	651,092

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
437,854	Cogeco Communications Finance US LP(c) 6.92%, 09/18/2030 1-mo. SOFR + 3.26%	$ 413,693
243,153	Columbus McKinnon Co(c) 7.17%, 02/03/2033 3-mo. SOFR + 3.49%	241,786
230,000	CompoSecure Holdings LLC(c) 5.92%, 01/14/2033 1-mo. SOFR + 2.25%	228,850
497,785	ConnectWise LLC(c) 7.46%, 09/29/2028 3-mo. SOFR + 3.78%	457,029
450,835	Cotiviti Inc(c) 6.42%, 05/01/2031 1-mo. SOFR + 2.75%	414,768
539,186	CPM Holdings Inc(c) 8.17%, 09/28/2028 1-mo. SOFR + 4.51%	539,051
1,437,369	DaVita Inc(c) 5.42%, 05/09/2031 1-mo. SOFR + 1.75%	1,438,908
2,360,782	Dayforce Inc(c) 6.67%, 02/04/2033 3-mo. SOFR + 2.99%	2,230,349
570,687	Dechra Finance US LLC(c) 6.50%, 01/27/2032 6-mo. SOFR + 2.80%	569,617
	Del Monte Foods Inc(c)
84,727	4.67%,04/02/2026 1-mo. SOFR + 1.00%	80,491
167,230	8.02%,08/02/2028 1-mo. SOFR + 4.35%	5,017
385,043	8.53%,08/02/2028 1-mo. SOFR + 4.86%	3,850
73,460	11.67%,08/02/2028 1-mo. SOFR + 8.00%	34,526
536,939	DG Investment Intermediate Holdings 2 Inc(c) 6.93%, 07/09/2032 1-mo. SOFR + 3.26%	535,596
536,957	DirecTV Financing LLC(c) 8.92%, 08/02/2029 3-mo. SOFR + 5.24%	537,930
697,950	DK Crown Holdings Inc(c) 5.43%, 03/04/2032 1-mo. SOFR + 1.76%	696,766
139,300	DXP Enterprises Inc(c) 6.92%, 10/11/2030 1-mo. SOFR + 3.25%	139,909
118,503	Dynamo US Bidco Inc(c) 6.95%, 10/31/2031 3-mo. SOFR + 3.27%	102,950
1,051,585	Eagle Broadband Investments LLC(c) 6.79%, 11/12/2027 3-mo. SOFR + 3.10%	998,480
500,356	ECL Entertainment LLC(c) 6.67%, 08/30/2030 1-mo. SOFR + 3.01%	495,353
Principal Amount(a)		Fair Value
Bank Loans — (continued)
128,050	Endo Finance Holdings Inc(c) 7.67%, 04/23/2031 1-mo. SOFR + 4.00%	$ 127,143
365,000	Ensemble RCM LLC(c) 6.67%, 02/09/2033 3-mo. SOFR + 2.99%	359,981
238,200	EOC Borrower LLC(c) 6.92%, 03/24/2032 1-mo. SOFR + 3.26%	237,128
364,076	Epicor Software Corp(c) 6.17%, 05/30/2031 1-mo. SOFR + 2.50%	356,385
133,313	Financiere Mendel(c) 6.38%, 11/08/2030 3-mo. SOFR + 2.70%	134,146
385,000	Finastra USA Inc(c) 7.67%, 09/15/2032 3-mo. SOFR + 3.99%	360,387
	First Brands Group LLC(c)
141,413	13.67%,06/29/2026 1-mo. SOFR + 10.01%	31,111
423,490	8.69%,03/30/2027 1-mo. SOFR + 5.03%	1,059
315,000	8.78%,03/30/2027 1-mo. SOFR + 5.11%	788
	Flutter Entertainment PLC(c)
1,761,131	5.42%,11/30/2030 3-mo. SOFR + 1.74%	1,739,117
764,225	5.68%,06/04/2032 3-mo. SOFR + 2.00%	754,911
605,417	Focus Financial Partners LLC(c) 6.17%, 09/15/2031 1-mo. SOFR + 2.51%	584,133
560,000	Freeport LNG Investments LLP(c) 6.92%, 02/11/2033 3-mo. SOFR + 3.24%	558,600
701,095	Fugue Finance BV (c) 5.92%, 01/09/2032 3-mo. SOFR + 2.24%	691,236
842,518	Gainwell Acquisition Corp(c) 7.79%, 10/01/2027 3-mo. SOFR + 4.11%	815,136
843,085	Garda World Security Corp(c) 6.42%, 02/01/2029 3-mo. SOFR + 2.74%	836,762
572,988	Genesys Cloud Services Holdings II LLC(c) 6.17%, 01/30/2032 1-mo. SOFR + 2.51%	546,282
151,125	Genmab A/S(c) 6.68%, 12/10/2032 3-mo. SOFR + 3.00%	151,526
449,729	Glatfelter Corp(c) 7.91%, 11/04/2031 3-mo. SOFR + 4.23%	430,616
712,069	Global Medical Response Inc(c) 7.17%, 10/01/2032 3-mo. SOFR + 3.49%	708,670

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
523,688	Gloves Buyer Inc(c) 7.68%, 05/21/2032 1-mo. SOFR + 4.01%	$ 521,396
155,000	Graham Packaging Co Inc(c) 5.92%, 01/26/2033 1-mo. SOFR + 2.26%	153,063
358,781	Gray Television Inc(c) 6.78%, 12/01/2028 1-mo. SOFR + 3.12%	358,377
310,000	Green Infrastructure Partners Inc(c) 6.43%, 09/24/2032 3-mo. SOFR + 2.75%	309,225
555,000	Grifols Worldwide Operations USA Inc(c) 5.78%, 11/15/2027 1-mo. SOFR + 2.12%	554,133
385,804	Hamilton Projects Acquiror LLC(c) 6.17%, 05/30/2031 1-mo. SOFR + 2.50%	386,126
	Hanger Inc(c)
526,604	7.17%,10/23/2031 1-mo. SOFR + 3.51%	527,482
39,989	7.17%,10/24/2031(f) 1-mo. SOFR + 3.51%	40,055
556,525	Harbor Freight Tools USA Inc(c) 6.17%, 06/11/2031 1-mo. SOFR + 2.51%	549,836
773,969	Hilton Worldwide Finance LLC(c) 5.42%, 11/08/2030 1-mo. SOFR + 1.75%	774,856
515,000	Hopper Merger Sub Inc(c) 5.92%, 01/14/2033 1-mo. SOFR + 2.26%	507,978
417,629	Hunter Douglas Holding BV(c) 6.93%, 01/17/2032 3-mo. SOFR + 3.25%	415,018
593,503	Indicor LLC(c) 6.19%, 11/22/2029 3-mo. SOFR + 2.51%	593,256
621,875	INEOS Finance PLC(c) 6.93%, 02/19/2030 1-mo. SOFR + 3.26%	597,000
570,000	Innio Group Holding GmbH(c) 5.67%, 11/03/2031 3-mo. SOFR + 1.99%	565,369
475,000	ION Platform Finance US Inc(c) 7.42%, 10/07/2032 3-mo. SOFR + 3.74%	379,321
236,977	IVC Acquisition Ltd(c) 7.42%, 12/12/2028 3-mo. SOFR + 3.74%	235,496
408,970	Javelin Buyer Inc(c) 6.42%, 12/05/2031 3-mo. SOFR + 2.74%	388,777
114,713	Karman Holdings LLC(c) 6.41%, 04/01/2032 3-mo. SOFR + 2.73%	114,378
Principal Amount(a)		Fair Value
Bank Loans — (continued)
391,021	KUEHG Corp(c) 6.42%, 06/12/2030 3-mo. SOFR + 2.74%	$ 347,764
425,000	LBM Acquisition LLC(c) 7.58%, 06/06/2031 1-mo. SOFR + 3.92%	339,233
263,668	Leia FinCo US LLC(c) 6.90%, 10/09/2031 3-mo. SOFR + 3.22%	251,709
702,681	Lernen Bidco Ltd(c) 7.18%, 10/27/2031 6-mo. SOFR + 3.48%	673,402
495,000	Level 3 Financing Inc(c) 6.92%, 03/29/2032 1-mo. SOFR + 3.26%	494,588
	LifePoint Health Inc(c)
93,578	7.18%,05/16/2031 3-mo. SOFR + 3.49%	93,435
547,322	7.42%,05/16/2031 3-mo. SOFR + 3.74%	547,117
49,251	Light & Wonder International Inc(c) 5.92%, 04/14/2029 1-mo. SOFR + 2.26%	48,913
581,458	LSF12 Crown US Commercial Bidco LLC(c) 6.67%, 12/02/2031 1-mo. SOFR + 3.00%	581,313
269,325	Lumexa Imaging Holdings Inc(c) 6.67%, 12/17/2032 3-mo. SOFR + 2.99%	269,830
661,667	Lummus Technology Holdings V LLC(c) 6.16%, 12/31/2029 1-mo. SOFR + 2.50%	655,878
401,348	M6 ETX Holdings II MidCo LLC(c) 6.17%, 04/01/2032 1-mo. SOFR + 2.50%	402,653
327,627	McGraw-Hill Education Inc(c) 6.42%, 08/06/2031 1-mo. SOFR + 2.76%	326,859
29,845	Modivcare Inc(c) 8.67%, 12/02/2030 3-mo. SOFR + 4.99%	27,606
514,591	Motion Finco LLC(c) 7.17%, 11/12/2029 3-mo. SOFR + 3.49%	447,694
950,822	NAB Holdings LLC(c) 6.18%, 11/24/2028 3-mo. SOFR + 2.50%	866,140
730,000	Neptune Bidco US Inc(c) 8.67%, 01/28/2033 1-mo. SOFR + 5.01%	693,761
170,000	Nourish Buyer I Inc(c) 7.68%, 07/09/2032 1-mo. SOFR + 4.01%	170,106
372,699	Nouryon Finance BV(c) 6.90%, 04/03/2028 3-mo. SOFR + 3.22%	364,779

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
978,981	Novelis Holdings Inc(c) 5.41%, 02/20/2032 3-mo. SOFR + 1.73%	$ 978,491
2,930,500	NRG Energy Inc(c) 5.43%, 04/16/2031 3-mo. SOFR + 1.75%	2,932,498
2,095,000	Oak-Eagle AcquireCo Inc(c) 7.18%, 03/24/2033 1-mo. SOFR + 3.51%	2,081,253
495,800	Omnia Partners LLC(c) 6.45%, 12/31/2032 3-mo. SOFR + 2.77%	494,809
164,588	OPENLANE Inc(c) 6.17%, 10/08/2032 3-mo. SOFR + 2.49%	164,279
1,094,627	OpenText Corp(c) 5.41%, 01/31/2030 1-mo. SOFR + 1.75%	1,069,827
593,513	PAC Designated Activity Co LLC(c) 6.92%, 10/28/2030 3-mo. SOFR + 3.24%	583,868
189,525	Parexel International Inc (c) 6.42%, 12/12/2031 1-mo. SOFR + 2.76%	188,771
460,000	Pegasus Bidco B.V.(c) 6.43%, 07/12/2029 1-mo. SOFR + 2.76%	458,658
425,000	Petco Health and Wellness Co Inc(c) 7.92%, 01/22/2031 3-mo. SOFR + 4.24%	414,463
776,917	PetSmart LLC(c) 7.68%, 08/18/2032 1-mo. SOFR + 4.01%	771,333
528,993	Potomac Energy Center LLC(c) 6.42%, 08/05/2032 1-mo. SOFR + 2.76%	528,993
463,695	Project Ruby Ultimate Parent Corp(c) 6.42%, 03/10/2028 1-mo. SOFR + 2.75%	460,990
617,472	Proofpoint Inc(c) 6.70%, 08/31/2028 3-mo. SOFR + 3.02%	593,353
155,000	Pye Barker Fire & Safety LLC(c) 6.17%, 12/16/2032 3-mo. SOFR + 2.49%	155,097
412,476	Radiology Partners Inc(c) 8.18%, 06/30/2032 3-mo. SOFR + 4.50%	405,773
337,437	Rand Parent LLC(c) 6.69%, 03/18/2030 3-mo. SOFR + 3.00%	336,232
369,034	RealPage Inc(c) 7.04%, 04/24/2028 3-mo. SOFR + 3.36%	352,658
550,838	Red SPV LLC(c) 5.92%, 03/15/2032 1-mo. SOFR + 2.25%	549,460
Principal Amount(a)		Fair Value
Bank Loans — (continued)
	Resideo Funding Inc(c)
236,419	5.42%,02/11/2028 1-mo. SOFR + 1.76%	$ 235,532
213,040	5.42%,06/13/2031 6-mo. SOFR + 1.72%	211,841
340,000	Resilience Parent LLC(c) 6.17%, 02/28/2033 3-mo. SOFR + 2.49%	338,130
468,471	Rocket Software Inc(c) 7.42%, 11/28/2028 1-mo. SOFR + 3.76%	448,502
167,875	Ryan Specialty Group LLC(c) 6.17%, 09/15/2031 1-mo. SOFR + 2.51%	167,455
451,857	SBA Senior Finance II LLC(c) 5.43%, 01/25/2031 1-mo. SOFR + 1.76%	453,175
475,000	Sebia SA(c) 6.18%, 11/20/2032 1-mo. SOFR + 2.51%	474,852
423,930	Sinclair Television Group Inc(c) 7.77%, 12/31/2030 1-mo. SOFR + 4.10%	370,938
558,600	SKECHERS USA Inc(c) 6.92%, 09/13/2032 3-mo. SOFR + 3.24%	560,136
160,000	Snacking Investments Bidco Pty Ltd(c) 6.65%, 10/29/2032 3-mo. SOFR + 2.97%	159,857
1,090,000	Solstice Advanced Materials Inc(c) 5.42%, 10/29/2032 3-mo. SOFR + 1.74%	1,094,428
642,570	Southern Veterinary Partners LLC(c) 6.16%, 12/04/2031 1-mo. SOFR + 2.49%	636,144
305,979	Star Parent Inc(c) 7.68%, 09/27/2030 3-mo. SOFR + 3.99%	301,889
195,000	Sweetwater Borrower LLC(c) 7.67%, 02/11/2033 1-mo. SOFR + 4.01%	194,878
202,954	Terex Corp(c) 5.40%, 10/08/2031 1-mo. SOFR + 1.73%	202,986
495,662	TK Elevator Midco GmbH(c) 6.67%, 04/30/2030 6-mo. SOFR + 2.97%	496,436
260,000	TK Elevator US Newco Inc(c) 6.42%, 04/30/2030 1-mo. SOFR + 2.76%	260,358
2,682,371	Trans Union LLC(c) 5.42%, 06/24/2031 1-mo. SOFR + 1.76%	2,664,265
265,000	TransDigm Inc(c) 6.17%, 02/10/2033 1-mo. SOFR + 2.50%	265,000

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
509,179	Traverse Midstream Partners LLC(c) 6.15%, 02/16/2028 3-mo. SOFR + 2.47%	$ 508,543
395,000	Treehouse Foods Inc(c) 7.92%, 02/04/2033 3-mo. SOFR + 4.24%	393,223
303,095	Trio Bidco Inc(c) 7.67%, 10/29/2032 3-mo. SOFR + 3.99%	292,866
498,409	Trugreen LP(c) 7.67%, 11/02/2027 3-mo. SOFR + 3.99%	473,489
286,416	Truist Insurance Holdings LLC(c) 6.42%, 05/06/2031 3-mo. SOFR + 2.74%	281,619
340,000	Turquoise Topco Ltd(c) 6.92%, 12/30/2032 3-mo. SOFR + 3.24%	327,533
473,869	UKG Inc(c) 6.17%, 02/10/2031 3-mo. SOFR + 2.49%	451,898
233,215	United Rentals Inc(c) 5.17%, 02/14/2031 1-mo. SOFR + 1.51%	233,973
644,264	Univision Communications Inc(c) 7.17%, 01/31/2029 1-mo. SOFR + 3.50%	637,016
366,747	Upstream Newco Inc(c) 8.19%, 11/20/2029 3-mo. SOFR + 4.50%	338,324
	USALCO LLC(c)
0	7.20%,09/29/2031 1-mo. SOFR + 3.53%	0
356,919	7.20%,09/30/2031 1-mo. SOFR + 3.53%	355,431
690,000	Vantor Holdings Inc(c) 8.17%, 03/03/2033 6-mo. SOFR + 4.47%	677,063
521,957	Viasat Inc(c) 8.17%, 03/02/2029 1-mo. SOFR + 4.51%	522,805
134,728	Vista Management Holding Inc(c) 7.43%, 04/01/2031 3-mo. SOFR + 3.75%	133,016
1,435,382	WEC US Holdings Ltd(c) 5.68%, 01/27/2031 1-mo. SOFR + 2.01%	1,432,062
	White Cap Supply Holdings LLC(c)
518,438	6.93%,10/19/2029 1-mo. SOFR + 3.26%	497,117
485,000	7.17%,02/10/2033 1-mo. SOFR + 3.50%	459,884
Principal Amount(a)		Fair Value
Bank Loans — (continued)
1,451,563	Wyndham Hotels & Resorts Inc(c) 5.42%, 05/24/2030 1-mo. SOFR + 1.76%	$ 1,454,414
TOTAL BANK LOANS — 6.62% (Cost $96,212,284)		$93,739,338
CORPORATE BONDS AND NOTES
Basic Materials — 1.79%
323,000	Anglo American Capital PLC(b) 5.25%, 03/19/2036	315,823
590,000	ArcelorMittal SA 6.75%, 03/01/2041	627,335
655,000	Arsenal AIC Parent LLC(b) 11.50%, 10/01/2031	707,729
560,000	Ashland Inc(b) 3.38%, 09/01/2031	502,846
1,180,000	ASP Unifrax Holdings Inc(b) 5.25%, 09/30/2028	53,100
935,000	Bayport Polymers LLC(b)(g) 5.14%, 04/14/2032	925,359
1,400,000	Capstone Copper Corp(b) 6.75%, 03/31/2033	1,390,780
61,000	Carpenter Technology Corp(b) 5.63%, 03/01/2034	60,438
172,000	Chemours Co(b) 5.75%, 11/15/2028	170,301
740,000	Cleveland-Cliffs Inc(b) 7.63%, 01/15/2034	722,956
	Commercial Metals Co(b)
434,000	5.75%, 11/15/2033	429,437
604,000	6.00%, 12/15/2035	595,451
	Corp Nacional del Cobre de Chile
237,000	5.95%, 01/08/2034(b)	242,324
358,000	6.44%, 01/26/2036	377,270
33,000	Fortescue Treasury Pty Ltd(b) 4.38%, 04/01/2031	31,180
	Glencore Funding LLC(b)
1,025,000	6.13%, 10/06/2028	1,060,790
1,495,000	4.88%, 03/12/2029	1,504,798
115,000	2.50%, 09/01/2030	104,574
1,225,000	6.38%, 10/06/2030	1,299,520
1,705,000	5.70%, 05/08/2033	1,757,289
3,795,000	6.50%, 10/06/2033	4,106,510
2,535,000	5.67%, 04/01/2035	2,589,742
280,000	Illuminate Buyer LLC / Illuminate Holdings IV Inc(b) 9.00%, 07/01/2028	280,226
	Mineral Resources Ltd(b)
33,000	8.00%, 11/01/2027	33,421
97,000	9.25%, 10/01/2028	100,504
280,689	Samarco Mineracao SA(b)(h) 9.50%, 06/30/2031 PIK rate, 9.00%	276,172

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Basic Materials — (continued)
1,240,000	Solstice Advanced Materials Inc(b) 5.63%, 09/30/2033	$ 1,222,692
	Steel Dynamics Inc
215,000	5.38%, 08/15/2034	216,963
665,000	5.25%, 05/15/2035	665,285
380,000	Taseko Mines Ltd(b) 8.25%, 05/01/2030	396,173
1,350,000	Westlake Corp 5.55%, 11/15/2035	1,345,588
1,380,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	1,269,213
		25,381,789
Communications — 4.80%
1,471,000	Alphabet Inc 4.80%, 02/15/2036	1,464,699
2,005,000	Altice Financing SA(b) 5.00%, 01/15/2028	1,407,815
82,000	Altice France Lux 3 / Altice Holdings 1(b) 10.00%, 01/15/2033	74,524
	Altice France SA(b)
152,440	6.50%, 10/15/2031	144,568
625,001	6.50%, 04/15/2032	592,179
982,000	Amazon.com Inc 4.88%, 03/13/2036	973,050
	AppLovin Corp
540,000	5.13%, 12/01/2029	543,133
410,000	5.38%, 12/01/2031	414,023
1,640,000	5.50%, 12/01/2034	1,626,422
	AT&T Inc
1,560,000	5.38%, 08/15/2035	1,580,259
304,000	5.13%, 04/30/2036	300,353
4,456,000	Beignet Investor LLC(b) 6.58%, 05/30/2049	4,581,464
323,000	Black Pearl Compute LLC(b) 6.13%, 02/15/2031	328,748
	CCO Holdings LLC / CCO Holdings Capital Corp(b)
63,000	5.00%, 02/01/2028	62,483
1,368,000	4.75%, 03/01/2030	1,298,060
234,000	4.50%, 08/15/2030	218,668
	Charter Communications Operating LLC / Charter Communications Operating Capital
310,000	6.65%, 02/01/2034	323,372
620,000	6.55%, 06/01/2034	643,655
270,000	6.38%, 10/23/2035	274,181
340,000	3.95%, 06/30/2062	199,770
542,000	Cipher Compute LLC(b) 7.13%, 11/15/2030	561,528
1,035,000	CMG Media Corp(b) 8.88%, 06/18/2029	894,931
	CSC Holdings LLC(b)
1,555,000	5.38%, 02/01/2028	1,150,002
620,000	7.50%, 04/01/2028	341,220
760,000	11.75%, 01/31/2029	549,590
1,400,000	4.13%, 12/01/2030	840,124
Principal Amount(a)		Fair Value
Communications — (continued)
2,435,000	4.63%, 12/01/2030	$ 859,232
492,000	3.38%, 02/15/2031	289,024
400,000	4.50%, 11/15/2031	237,163
1,795,000	DirecTV Financing LLC 8.88%, 02/01/2030(b)	1,788,878
	DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc(b)
318,000	5.88%, 08/15/2027	317,665
806,000	10.00%, 02/15/2031	822,788
	Discovery Communications LLC
101,000	3.63%, 05/15/2030	93,902
290,000	6.35%, 06/01/2040	212,518
	DISH DBS Corp(b)
2,330,000	5.25%, 12/01/2026	2,310,016
1,290,000	5.75%, 12/01/2028	1,247,678
670,000	DISH Network Corp(b) 11.75%, 11/15/2027	690,264
8,115,279	EchoStar Corp 10.75%, 11/30/2029	8,766,536
	Expedia Group Inc
990,000	3.25%, 02/15/2030	935,490
1,450,000	2.95%, 03/15/2031	1,328,421
2,315,000	5.40%, 02/15/2035	2,296,633
706,000	Flash Compute LLC(b) 7.25%, 12/31/2030	710,795
505,000	Go Daddy Operating Co LLC / GD Finance Co Inc(b) 5.25%, 12/01/2027	502,942
890,000	Gray Media Inc(b) 9.63%, 07/15/2032	889,944
545,000	ION Platform Finance US Inc / ION Platform Finance SARL(b) 9.50%, 05/30/2029	513,040
	Meta Platforms Inc
1,948,000	5.63%, 11/15/2055	1,826,036
1,190,000	5.75%, 11/15/2065	1,105,276
1,335,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	1,244,967
	Motorola Solutions Inc
1,195,000	5.40%, 04/15/2034	1,209,332
467,000	5.55%, 08/15/2035	477,457
	Neptune Bidco US Inc(b)
1,140,000	9.29%, 04/15/2029	1,143,167
85,000	10.38%, 05/15/2031	85,766
300,000	Netflix Inc EUR, 3.63%, 05/15/2027	349,189
415,000	Nokia 6.63%, 05/15/2039	434,566
	Paramount Global
603,000	7.88%, 07/30/2030	629,487
676,000	4.95%, 01/15/2031	626,188
355,000	4.20%, 05/19/2032	304,332
935,000	Sinclair Television Group Inc(b) 8.13%, 02/15/2033	950,488
	Snap Inc(b)
720,000	6.88%, 03/01/2033	679,875

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
375,000	6.88%, 03/15/2034	$ 352,713
	Sprint Capital Corp
70,000	6.88%, 11/15/2028	74,012
1,355,000	8.75%, 03/15/2032	1,611,190
100,000	SV RNO Property Owner 1 LLC(b) 5.88%, 03/01/2031	98,849
349,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	162,055
190,000	Time Warner Cable LLC 6.55%, 05/01/2037	191,557
	T-Mobile USA Inc
195,000	2.70%, 03/15/2032	173,463
2,395,000	5.75%, 01/15/2034	2,497,523
595,000	4.70%, 01/15/2035	575,477
350,000	Turkcell Iletisim Hizmetleri AS(b) 7.65%, 01/24/2032	356,438
	Uber Technologies Inc
1,560,000	4.80%, 09/15/2034	1,527,253
80,000	4.80%, 09/15/2035	77,628
1,200,000	Univision Communications Inc(b) 8.00%, 08/15/2028	1,217,990
	Wayfair LLC(b)
10,000	7.25%, 10/31/2029	10,208
300,000	6.75%, 11/15/2032	302,278
1,457,000	WULF Compute LLC(b) 7.75%, 10/15/2030	1,539,583
		68,036,093
Consumer, Cyclical — 3.83%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
135,000	3.88%, 01/15/2028	131,960
210,000	4.38%, 01/15/2028	207,058
65,000	3.50%, 02/15/2029	62,054
269,000	5.63%, 09/15/2029	269,586
1,765,000	4.00%, 10/15/2030	1,658,967
994,944	Alaska Airlines Pass Through Trust(b) 4.80%, 08/15/2027	991,970
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	414,220
265,000	American Builders & Contractors Supply Co Inc(b) 4.00%, 01/15/2028	260,027
120,000	Aptiv Swiss Holdings Ltd 6.88%, 12/15/2054	121,118
1,350,000	Ashton Woods USA LLC / Ashton Woods Finance Co(b) 4.63%, 04/01/2030	1,252,975
	British Airways Pass Through Trust(b)
	Series 2019-1 Class A
114,615	3.35%, 06/15/2029	110,075
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Series 2021-1 Class A
567,038	2.90%, 03/15/2035	$ 520,068
	Carnival Corp(b)
5,000	4.00%, 08/01/2028	4,882
1,335,000	5.75%, 03/15/2030	1,345,589
1,735,000	5.75%, 08/01/2032	1,734,436
1,540,000	6.13%, 02/15/2033	1,555,439
210,000	Choice Hotels International Inc 5.85%, 08/01/2034	211,790
	Clarios Global LP / Clarios US Finance Co(b)
35,000	6.75%, 02/15/2030	35,788
215,000	6.75%, 09/15/2032	216,720
603,115	Delta Air Lines Pass Through Trust Series 2015-1 Class AA 3.63%, 07/30/2027	595,760
1,815,000	Dick's Sporting Goods Inc 4.10%, 01/15/2052	1,285,545
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,074,241
	DR Horton Inc
675,000	5.00%, 10/15/2034	666,098
400,000	5.50%, 10/15/2035	405,890
952,000	Ferrellgas LP / Ferrellgas Finance Corp(b) 5.88%, 04/01/2029	910,110
1,595,000	Flutter Treasury Designated Activity Co(b) 5.88%, 06/04/2031	1,580,151
510,000	Ford Motor Credit Co LLC 6.50%, 02/07/2035	514,580
755,000	Forvia SE(b) 6.75%, 09/15/2033	737,174
	Global Auto Holdings Ltd / AAG FH UK Ltd(b)
285,000	8.38%, 01/15/2029	260,356
1,375,000	11.50%, 08/15/2029	1,368,005
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	482,892
166,000	3.63%, 02/15/2032	150,839
23,000	6.13%, 04/01/2032	23,345
449,000	5.50%, 03/31/2034	438,663
	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc(b)
105,000	4.88%, 07/01/2031	94,747
311,000	6.63%, 01/15/2032	307,178
15,000	Installed Building Products Inc(b) 5.63%, 02/01/2034	14,637
575,000	Kingpin Intermediate Holdings LLC(b)(g) 7.25%, 10/15/2032	508,056
1,415,000	LBM Acquisition LLC(b) 6.25%, 01/15/2029	1,034,035

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
15,000	Light & Wonder International Inc(b) 7.25%, 11/15/2029	$ 15,291
	Marriott International Inc
520,000	5.30%, 05/15/2034	524,836
1,300,000	5.50%, 04/15/2037	1,294,310
270,000	5.10%, 05/01/2038	256,686
	Marriott Ownership Resorts Inc
32,000	4.75%, 01/15/2028	31,497
145,000	4.50%, 06/15/2029(b)	137,480
484,000	Melco Resorts Finance Ltd(b) 5.38%, 12/04/2029	464,847
	Meritage Homes Corp
771,000	3.88%, 04/15/2029(b)	750,329
1,920,000	5.65%, 03/15/2035	1,917,906
10,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	9,292
505,000	NCL Corp Ltd(b) 6.75%, 02/01/2032	501,168
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	141,203
	Newell Brands Inc
894,000	6.63%, 09/15/2029	872,619
860,000	6.38%, 05/15/2030(g)	825,527
895,000	Ontario Gaming GTA LP / OTG Co-Issuer Inc(b) 8.00%, 08/01/2030	857,777
130,000	Park River Holdings Inc(b) 8.00%, 03/15/2031	129,400
	Risewell Homes Inc(b)
745,000	9.25%, 10/01/2029	752,560
90,000	8.50%, 11/01/2030	88,004
160,000	Rivers Enterprise Borrower LLC(b) 6.25%, 10/15/2030	159,596
	Royal Caribbean Cruises Ltd
1,580,000	5.50%, 04/01/2028(b)	1,597,861
1,290,000	5.63%, 09/30/2031(b)	1,302,716
410,000	6.25%, 03/15/2032(b)	419,177
1,555,000	6.00%, 02/01/2033(b)	1,570,536
1,224,000	4.75%, 05/15/2033	1,181,846
958,000	5.38%, 01/15/2036	941,185
916,000	5.25%, 02/27/2038	871,405
237,500	Saks Global Enterprises LLC(b)(i) 11.00%, 12/15/2029	297
1,090,000	Stellantis Finance US Inc(b) 6.45%, 03/18/2035	1,073,719
845,000	Suburban Propane Partners LP / Suburban Energy Finance Corp(b) 6.50%, 12/15/2035	821,471
	Taylor Morrison Communities Inc(b)
31,000	5.13%, 08/01/2030	30,645
1,028,000	5.75%, 11/15/2032	1,028,899
	Travel + Leisure Co
24,000	6.00%, 04/01/2027	24,117
655,000	4.50%, 12/01/2029(b)	626,336
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
340,000	4.63%, 03/01/2030(b)	$ 324,390
245,000	4.63%, 03/01/2030	233,752
485,000	Under Armour Inc(b) 7.25%, 07/15/2030	489,947
	United Airlines Holdings Inc
200,000	4.88%, 03/01/2029	195,616
55,000	5.38%, 03/01/2031	53,862
	United Airlines Pass Through Trust
	Series 2023-1 Class A
1,365,942	5.80%, 01/15/2036	1,405,936
	Series 2024-1 Class AA
338,308	5.45%, 02/15/2037	344,719
31,000	Viking Cruises Ltd(b) 5.88%, 10/15/2033	30,607
1,325,000	VistaJet Malta Finance PLC / Vista Management Holding Inc(b) 9.50%, 06/01/2028	1,294,455
1,529,000	Warnermedia Holdings Inc 4.28%, 03/15/2032	1,353,165
255,000	White Cap Supply Holdings LLC(b) 7.38%, 11/15/2030	247,348
430,000	Windsor Holdings III LLC(b) 8.50%, 06/15/2030	445,425
	Yum! Brands Inc
1,385,000	3.63%, 03/15/2031	1,279,426
279,000	4.63%, 01/31/2032	266,425
	ZF North America Capital Inc(b)
490,000	6.88%, 04/14/2028	497,009
190,000	7.13%, 04/14/2030	187,333
345,000	6.75%, 04/23/2030	333,747
525,000	6.88%, 04/23/2032	498,804
		54,259,528
Consumer, Non-Cyclical — 4.92%
1,675,000	180 Medical Inc(b) 5.30%, 10/08/2035	1,642,009
965,000	Acadia Healthcare Co Inc(b) 5.50%, 07/01/2028	957,793
500,000	Adani Ports & Special Economic Zone Ltd(b) 4.38%, 07/03/2029	479,247
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b)
1,245,000	4.88%, 02/15/2030	1,218,651
105,000	5.75%, 03/31/2034	102,726
1,010,000	Albion Financing 1 SARL / Aggreko Holdings Inc(b) 7.00%, 05/21/2030	1,032,257
40,000	Amneal Pharmaceuticals LLC(b) 6.88%, 08/01/2032	41,178
	Ashtead Capital Inc(b)
905,000	5.50%, 08/11/2032	917,679
220,000	5.55%, 05/30/2033	222,146

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
1,680,000	5.95%, 10/15/2033	$ 1,728,840
685,000	5.80%, 04/15/2034	698,351
	Avantor Funding Inc(b)
325,000	4.63%, 07/15/2028	317,204
33,000	3.88%, 11/01/2029	30,960
650,000	Bacardi Ltd / Bacardi-Martini BV(b) 5.40%, 06/15/2033	643,555
10,000	Bausch + Lomb Corp(b) 8.38%, 10/01/2028	10,325
1,040,000	Bausch Health Cos Inc(b) 4.88%, 06/01/2028	952,338
2,430,000	Baxter International Inc 3.13%, 12/01/2051	1,391,084
40,000	BioMarin Pharmaceutical Inc(b) 5.50%, 02/15/2034	39,382
	Block Inc
525,000	3.50%, 06/01/2031	477,406
511,000	6.50%, 05/15/2032	515,666
200,000	6.00%, 08/15/2033(b)	196,697
315,000	Charles River Laboratories International Inc(b) 4.25%, 05/01/2028	307,904
438	Chobani Holdco II LLC(b)(h) 8.75%, 10/01/2029 PIK rate, 9.50%	466
	CHS / Community Health Systems Inc(b)
800,000	5.25%, 05/15/2030	753,986
886,000	4.75%, 02/15/2031	816,824
1,265,000	Cimpress PLC(b)(g) 7.38%, 09/15/2032	1,253,952
5,000	CompoSecure Holdings LLC(b) 5.63%, 02/01/2033	4,885
620,000	Coty Inc / HFC Prestige Products Inc / HFC Prestige International US LLC(b) 6.63%, 07/15/2030	614,857
768,000	CVS Health Corp 6.75%, 12/10/2054	777,633
1,810,000	DENTSPLY SIRONA Inc(g) 3.25%, 06/01/2030	1,667,013
2,430,000	Elevance Health Inc 5.20%, 02/15/2035	2,426,010
635,000	Endo Finance Holdings Inc(b) 8.50%, 04/15/2031	664,892
595,000	ERAC USA Finance LLC(b) 4.90%, 05/01/2033	596,313
840,000	Froneri Lux FinCo SARL(b) 6.00%, 08/01/2032	818,906
675,000	Garda World Security Corp(b) 8.38%, 11/15/2032	675,458
	Genmab A/S / Genmab Finance LLC(b)
40,000	6.25%, 12/15/2032	41,009
65,000	7.25%, 12/15/2033	68,037
500,000	Global Medical Response Inc(b) 7.38%, 10/01/2032	519,220
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
1,350,000	Global Payments Inc 5.55%, 11/15/2035	$ 1,300,912
1,070,000	Grifols SA(b) 4.75%, 10/15/2028	1,048,033
	HCA Inc
2,715,000	5.50%, 06/01/2033	2,769,144
1,200,000	5.60%, 04/01/2034	1,225,491
580,000	5.45%, 09/15/2034	585,428
85,000	4.90%, 11/15/2035	82,179
665,000	5.13%, 06/15/2039	626,711
	Herc Holdings Inc(b)
260,000	7.25%, 06/15/2033(g)	266,433
450,000	6.00%, 03/15/2034	435,037
330,000	Hologic Inc(b) 3.25%, 02/15/2029	329,427
945,000	Icon Investments Six Designated Activity Co 6.00%, 05/08/2034	957,285
1,300,000	Imperial Brands Finance PLC(b) 5.63%, 07/01/2035	1,310,983
	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings
260,000	3.00%, 02/02/2029	249,395
825,000	3.75%, 12/01/2031	770,443
415,000	6.75%, 03/15/2034	456,437
630,000	5.95%, 04/20/2035	653,980
445,000	5.50%, 01/15/2036	445,205
918,000	5.63%, 03/10/2037(b)	916,531
	Lamb Weston Holdings Inc(b)
16,000	4.13%, 01/31/2030	15,233
16,000	4.38%, 01/31/2032	14,863
	LifePoint Health Inc(b)
1,165,000	9.88%, 08/15/2030	1,232,001
365,000	10.00%, 06/01/2032	372,749
610,000	Medline Borrower LP / Medline Co-Issuer Inc(b) 6.25%, 04/01/2029	621,580
	Molina Healthcare Inc(b)
435,000	4.38%, 06/15/2028	420,629
17,000	3.88%, 11/15/2030	15,198
1,082,000	6.50%, 02/15/2031	1,063,720
803,000	3.88%, 05/15/2032	697,503
306,000	6.25%, 01/15/2033	296,695
327,000	Movida Europe SA(b)(g) 7.85%, 04/11/2029	318,619
90,000	Opal Bidco SAS(b) 6.50%, 03/31/2032	90,087
	Organon & Co / Organon Foreign Debt Co-Issuer BV(b)
860,000	4.13%, 04/30/2028	834,504
160,000	5.13%, 04/30/2031	130,398
150,000	7.88%, 05/15/2034	123,495
16,000	Performance Food Group Inc(b) 4.25%, 08/01/2029	15,369
	Pilgrim's Pride Corp
1,710,000	4.25%, 04/15/2031	1,633,419

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
846,000	3.50%, 03/01/2032	$ 767,952
1,230,000	6.25%, 07/01/2033	1,288,031
108,000	6.88%, 05/15/2034	116,593
	Post Holdings Inc(b)
25,000	4.63%, 04/15/2030	24,000
355,000	4.50%, 09/15/2031	330,083
875,000	6.25%, 02/15/2032	884,047
565,000	6.38%, 03/01/2033	556,606
865,000	Prime Healthcare Services Inc(b) 9.38%, 09/01/2029	897,005
405,000	Primo Water Holdings Inc / Triton Water Holdings Inc(b) 6.25%, 04/01/2029	405,657
720,000	Quest Diagnostics Inc 6.40%, 11/30/2033	783,709
22,000	Radiology Partners Inc(b) 8.50%, 07/15/2032	22,305
985,000	Smith & Nephew PLC 5.40%, 03/20/2034	999,087
545,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	498,198
570,000	Surgery Center Holdings Inc(b) 7.25%, 04/15/2032	559,839
695,000	Synergy Infrastructure Holdings LLC(b) 7.88%, 12/01/2030	708,429
150,000	Tenet Healthcare Corp(b) 6.00%, 11/15/2033	151,777
155,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	159,699
	Teva Pharmaceutical Finance Netherlands II BV
465,000	EUR, 7.38%, 09/15/2029	584,518
395,000	EUR, 7.88%, 09/15/2031	529,890
	Teva Pharmaceutical Finance Netherlands III BV
424,000	3.15%, 10/01/2026	419,785
385,000	5.13%, 05/09/2029(g)	383,758
605,000	7.88%, 09/15/2029	647,858
890,000	8.13%, 09/15/2031	994,949
335,000	6.00%, 12/01/2032	343,824
4,771,000	4.10%, 10/01/2046	3,536,652
715,000	Teva Pharmaceutical Finance Netherlands IV BV 5.75%, 12/01/2030	724,074
	TriNet Group Inc(b)
232,000	3.50%, 03/01/2029	210,304
15,000	7.13%, 08/15/2031	14,556
	United Rentals North America Inc
25,000	3.88%, 02/15/2031	23,502
245,000	3.75%, 01/15/2032	224,538
1,533,000	5.38%, 11/15/2033(b)	1,490,658
1,120,000	6.13%, 03/15/2034(b)	1,134,097
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Universal Health Services Inc
1,182,000	2.65%, 01/15/2032	$ 1,029,739
265,000	5.05%, 10/15/2034	253,008
		69,646,702
Energy — 6.13%
1,455,000	Aker BP ASA(b) 5.13%, 10/01/2034	1,423,911
910,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 8.63%, 06/15/2029	945,271
486,476	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	461,482
	Antero Midstream Partners LP / Antero Midstream Finance Corp(b)
265,000	6.63%, 02/01/2032	270,840
80,000	5.75%, 07/01/2034	78,835
1,425,000	APA Corp 6.75%, 02/15/2055	1,427,926
635,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 6.63%, 07/15/2033	645,904
300,000	Azule Energy Finance PLC(b) 8.13%, 01/23/2030	303,008
1,235,000	BP Capital Markets PLC(j) 4.88%, Perpetual	1,219,209
280,000	Bristow Group Inc(b) 6.75%, 02/01/2033	283,008
360,000	Buckeye Partners LP(b) 6.75%, 02/01/2030	371,524
2,730,000	Canadian Natural Resources Ltd 5.40%, 12/15/2034	2,761,649
925,000	Caturus Energy LLC(b) 8.50%, 02/15/2030	959,794
340,000	Cenovus Energy Inc 5.40%, 03/20/2036	338,245
	Cheniere Energy Partners LP
110,000	4.50%, 10/01/2029	109,519
1,980,000	4.00%, 03/01/2031	1,900,650
285,000	3.25%, 01/31/2032	259,752
530,000	5.95%, 06/30/2033	555,605
	Chord Energy Corp(b)
923,000	6.00%, 10/01/2030	935,248
91,000	6.75%, 03/15/2033	93,952
715,000	Columbia Pipelines Operating Co LLC(b) 6.04%, 11/15/2033	753,371
240,000	Constellation Oil Services Holding SA(b) 9.38%, 11/07/2029	249,576
	Continental Resources Inc
100,000	4.38%, 01/15/2028	99,322
5,215,000	5.75%, 01/15/2031(b)	5,314,921
2,375,000	2.88%, 04/01/2032(b)	2,080,247

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
680,000	Coronado Finance Pty Ltd(b) 9.25%, 10/01/2029	$ 613,463
16,000	Crescent Energy Finance LLC(b) 7.38%, 01/15/2033	15,996
405,000	DBR Land Holdings LLC(b) 6.25%, 12/01/2030	410,058
840,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	889,451
	Ecopetrol SA
161,000	4.63%, 11/02/2031	143,086
190,000	8.88%, 01/13/2033	199,980
900,000	Enbridge Inc(g) 8.50%, 01/15/2084	1,012,569
	Energean Israel Finance Ltd(b)
650,000	5.38%, 03/30/2028	624,042
470,000	5.88%, 03/30/2031	436,585
	Energy Transfer LP
1,233,000	6.50%, Perpetual(j)	1,230,526
540,000	5.75%, 02/15/2033	561,601
2,450,000	6.55%, 12/01/2033	2,645,171
170,000	5.55%, 05/15/2034	173,105
750,000	5.60%, 09/01/2034	764,374
505,000	5.70%, 04/01/2035(g)	518,650
30,000	8.00%, 05/15/2054	31,422
1,385,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	1,261,088
362,000	FS Luxembourg SARL(b) 8.63%, 06/25/2033	358,380
	Genesis Energy LP / Genesis Energy Finance Corp
1,195,000	8.88%, 04/15/2030	1,247,826
160,000	6.75%, 03/15/2034	159,244
346,000	Geopark Ltd(b) 8.75%, 01/31/2030	340,412
630,000	Gulfport Energy Operating Corp(b) 6.75%, 09/01/2029	644,314
1,160,000	Harbour Energy PLC(b) 6.33%, 04/01/2035	1,188,752
740,000	Helix Energy Solutions Group Inc(b) 9.75%, 03/01/2029	777,855
1,548,000	Helmerich & Payne Inc(g) 5.50%, 12/01/2034	1,521,779
395,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	379,570
1,365,000	HF Sinclair Corp 6.25%, 01/15/2035	1,409,399
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
405,000	6.00%, 04/15/2030	394,212
578,000	6.00%, 02/01/2031	561,777
	Kodiak Gas Services LLC(b)
440,000	5.88%, 04/01/2031	442,179
395,000	6.75%, 10/01/2035	401,285
Principal Amount(a)		Fair Value
Energy — (continued)
30,000	Leviathan Bond Ltd(b) 6.50%, 06/30/2027	$ 29,944
1,155,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.88%, 12/01/2032	1,188,665
73,000	Matador Resources Co(b) 6.50%, 04/15/2032	73,795
	NGL Energy Operating LLC / NGL Energy Finance Corp(b)
155,000	8.13%, 02/15/2029	159,673
910,000	8.38%, 02/15/2032	937,795
	Occidental Petroleum Corp
990,000	6.20%, 03/15/2040	1,011,121
580,000	6.05%, 10/01/2054	563,991
16,000	Oceaneering International Inc 6.00%, 02/01/2028	16,065
205,000	ONEOK Inc(b) 6.50%, 09/01/2030	216,997
	Pertamina Persero PT(b)
410,000	2.30%, 02/09/2031(g)	360,060
318,000	6.45%, 05/30/2044	320,294
	Petroleos de Venezuela SA(i)
3,942,000	9.00%, 11/17/2021	1,507,815
780,000	12.75%, 02/17/2022	353,340
500,000	Petroleos del Peru SA 4.75%, 06/19/2032	396,250
	Petroleos Mexicanos
890,000	6.84%, 01/23/2030	891,965
302,000	5.95%, 01/28/2031	288,734
421,000	6.70%, 02/16/2032	412,024
895,000	6.35%, 02/12/2048	684,857
794,000	6.95%, 01/28/2060	625,593
892,000	Petronas Capital Ltd(b) 5.85%, 04/03/2055	911,991
	Plains All American Pipeline LP / PAA Finance Corp
495,000	3.55%, 12/15/2029	479,007
780,000	3.80%, 09/15/2030	751,585
590,000	Prairie Acquiror LP(b) 9.00%, 08/01/2029	609,462
500,000	Sanchez Energy Corp(i)(k) 0.00%, 02/19/2027	50
839,000	Sempra Infrastructure Partners LP(b) 3.25%, 01/15/2032	741,380
	SM Energy Co(b)
390,000	8.38%, 07/01/2028	400,734
596,000	6.75%, 08/01/2029	605,028
193,000	8.63%, 11/01/2030	203,632
22,000	8.75%, 07/01/2031	22,996
11,000	7.00%, 08/01/2032	11,232
160,000	6.63%, 04/15/2034	159,548
1,250,000	South Bow Canadian Infrastructure Holdings Ltd 7.50%, 03/01/2055	1,301,480

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
445,000	South Bow USA Infrastructure Holdings LLC 5.58%, 10/01/2034	$ 441,956
	Sunoco LP(b)
638,000	5.63%, 03/15/2031	635,074
110,000	5.38%, 07/15/2031	109,116
290,000	5.88%, 03/15/2034	286,797
95,000	5.63%, 07/15/2034	93,547
	Targa Resources Corp
725,000	6.13%, 03/15/2033	766,746
1,610,000	6.50%, 03/30/2034	1,740,358
70,000	5.50%, 02/15/2035	70,623
935,000	5.55%, 08/15/2035	942,993
440,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	416,990
533,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	532,796
570,000	Tidewater Inc(b) 9.13%, 07/15/2030	607,239
	Transocean International Ltd(b)
155,000	8.25%, 05/15/2029	160,154
399,000	8.75%, 02/15/2030	415,037
660,000	8.50%, 05/15/2031	692,207
240,000	7.88%, 10/15/2032	256,440
483,000	Uzbekneftegaz JSC(b) 8.75%, 05/07/2030	509,528
844,000	Venture Global Calcasieu Pass LLC(b) 4.13%, 08/15/2031	782,899
	Venture Global LNG Inc(b)
372,000	9.00%, Perpetual(j)	370,529
885,000	9.88%, 02/01/2032(g)	950,479
	Venture Global Plaquemines LNG LLC(b)
816,000	6.13%, 12/15/2030	839,196
1,448,000	7.50%, 05/01/2033	1,591,647
1,271,000	6.50%, 01/15/2034	1,324,947
415,000	6.50%, 06/15/2034	431,995
920,000	7.75%, 05/01/2035	1,031,116
35,000	6.75%, 01/15/2036	37,070
2,154,000	Viper Energy Partners LLC 5.70%, 08/01/2035	2,170,823
23,000	Weatherford International Ltd(b) 6.75%, 10/15/2033	23,501
	Western Midstream Operating LP
480,000	6.35%, 01/15/2029	499,839
120,000	4.05%, 02/01/2030	116,529
1,580,000	6.15%, 04/01/2033	1,649,014
267,000	5.50%, 12/15/2035	262,577
55,000	5.45%, 04/01/2044	48,927
280,000	5.30%, 03/01/2048	236,667
35,000	5.50%, 08/15/2048	30,243
1,200,000	5.25%, 02/01/2050	1,012,102
Principal Amount(a)		Fair Value
Energy — (continued)
	Whistler Pipeline LLC(b)
250,000	5.70%, 09/30/2031	$ 256,795
280,000	5.95%, 09/30/2034	286,889
2,445,000	Williams Cos Inc 5.15%, 03/15/2034	2,448,138
264,000	YPF SA(b) 9.50%, 01/17/2031	277,807
		86,795,353
Financial — 10.71%
	Acrisure LLC / Acrisure Finance Inc(b)
365,000	8.25%, 02/01/2029	360,836
1,130,000	6.00%, 08/01/2029	1,061,076
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
150,000	5.75%, 06/06/2028	153,684
485,000	6.15%, 09/30/2030	509,680
480,000	5.38%, 12/15/2031	487,558
1,435,000	3.30%, 01/30/2032	1,303,304
2,425,000	3.40%, 10/29/2033	2,145,519
1,300,000	4.95%, 09/10/2034	1,263,499
481,000	6.95%, 03/10/2055	492,292
580,000	6.50%, 01/31/2056	580,597
100,000	AGFC Capital Trust I(b)(c) 5.68%, 01/15/2067 3-mo. SOFR + 2.01%	62,102
640,000	Air Lease Corp(j) 4.65%, Perpetual	635,934
	Aircastle Ltd
1,210,000	4.25%, 06/15/2026	1,208,493
195,000	5.95%, 02/15/2029(b)	200,330
	Aircastle Ltd / Aircastle Ireland Designated Activity Co(b)
260,000	5.25%, 03/15/2030	262,139
450,000	5.75%, 10/01/2031	460,763
	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer(b)
227,000	6.75%, 04/15/2028	228,237
254,000	7.00%, 01/15/2031	256,162
545,000	6.50%, 10/01/2031	535,161
	Allianz SE(b)
800,000	6.35%, 09/06/2053	832,894
375,000	5.60%, 09/03/2054	371,955
1,555,000	Ally Financial Inc 8.00%, 11/01/2031	1,724,226
	American Express Co
1,180,000	5.63%, 07/28/2034	1,205,903
410,000	5.41%, 02/08/2041	406,829
238,000	American National Group Inc 7.00%, 12/01/2055	225,701
2,675,000	American Tower Corp REIT 5.90%, 11/15/2033	2,801,644
23,000	AmWINS Group Inc(b) 6.38%, 02/15/2029	23,133

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Antares Holdings LP(b)
250,000	2.75%, 01/15/2027(g)	$ 244,775
250,000	3.75%, 07/15/2027	242,961
31,000	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Investor 2 LLC(b) 7.88%, 11/01/2029	28,032
	Apollo Debt Solutions BDC
485,000	6.90%, 04/13/2029	496,248
590,000	5.88%, 08/30/2030	580,718
1,515,000	Apollo Global Management Inc 6.00%, 12/15/2054	1,420,463
200,000	Ardonagh FinCo Ltd(b) 7.75%, 02/15/2031	202,343
25,000	Ardonagh Group Finance Ltd(b) 8.88%, 02/15/2032	24,494
	Arthur J Gallagher & Co
115,000	5.00%, 02/15/2032	115,274
245,000	5.45%, 07/15/2034	248,866
550,000	5.15%, 02/15/2035	545,544
845,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	785,964
	Athene Global Funding(b)
1,150,000	2.55%, 11/19/2030	1,019,075
253,000	2.65%, 10/04/2031	219,367
139,000	Athene Holding Ltd 3.50%, 01/15/2031	128,926
1,415,000	Atlas Warehouse Lending Co LP(b) 5.25%, 01/15/2033	1,370,387
	Aviation Capital Group LLC(b)
95,000	6.25%, 04/15/2028	97,649
1,145,000	6.75%, 10/25/2028	1,198,073
61,000	4.25%, 04/30/2029	60,111
45,000	5.38%, 07/15/2029	45,705
460,000	5.13%, 04/10/2030	462,396
475,000	6.38%, 07/15/2030	499,957
1,435,000	4.80%, 10/24/2030	1,418,427
681,000	4.88%, 01/28/2033	657,171
	Avolon Holdings Funding Ltd(b)
400,000	5.38%, 05/30/2030	404,361
557,000	4.70%, 01/30/2031	545,802
538,000	4.85%, 04/01/2033	515,385
	Azorra Finance Ltd(b)
15,000	7.75%, 04/15/2030	15,450
650,000	7.25%, 01/15/2031	656,299
270,000	6.25%, 02/15/2034	250,585
38,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance(b) 7.13%, 05/15/2031	38,193
502,000	Banco de Credito del Peru SA(b) 6.45%, 07/30/2035	506,131
Principal Amount(a)		Fair Value
Financial — (continued)
376,000	Banco de Credito e Inversiones SA(b)(g)(j) 7.50%, Perpetual	$ 393,522
	Banco Mercantil del Norte SA(b)(j)
240,000	5.88%, Perpetual	236,973
160,000	8.38%, Perpetual	164,400
2,220,000	Bank of America Corp 5.52%, 10/25/2035	2,219,949
1,235,000	Barclays PLC 7.44%, 11/02/2033	1,380,693
303,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico(b) 8.13%, 01/08/2039	319,110
665,000	BGC Group Inc 6.15%, 04/02/2030	676,367
	Blackstone Private Credit Fund
350,000	5.95%, 07/16/2029	344,828
880,000	6.00%, 01/29/2032	853,405
665,000	Blue Owl Credit Income Corp 6.65%, 03/15/2031	655,909
	Blue Owl Finance LLC
1,015,000	3.13%, 06/10/2031	875,215
1,692,000	6.25%, 04/18/2034	1,626,658
900,000	BPCE SA(b) 7.00%, 10/19/2034	983,594
940,000	Broadstreet Partners Group LLC(b) 5.88%, 04/15/2029	916,088
260,000	Brookfield Asset Management Ltd 5.80%, 04/24/2035	264,919
235,000	Brown & Brown Inc 5.55%, 06/23/2035	234,688
395,000	CaixaBank SA(b) 5.58%, 07/03/2036	397,247
425,000	Capital Farm Credit ACA(b)(j) 8.39%, Perpetual	420,750
	Capital One Financial Corp
430,000	2.36%, 07/29/2032	370,699
905,000	6.38%, 06/08/2034	953,745
635,000	5.20%, 09/11/2036	615,588
	Central China Real Estate Ltd(i)
190,000	7.25%, 04/28/2025	1,900
205,000	7.50%, 07/14/2025	2,050
700,000	Charles Schwab Corp(j) 4.00%, Perpetual	695,238
	Citadel Finance LLC(b)
950,000	4.75%, 02/14/2029	930,796
120,000	5.15%, 02/14/2031	117,176
	Citadel LP(b)
270,000	6.00%, 01/23/2030	277,951
200,000	6.38%, 01/23/2032	207,288
	Citigroup Inc
920,000	6.27%, 11/17/2033	983,285
299,000	6.17%, 05/25/2034	309,500

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
110,000	COPT Defense Properties LP REIT 2.75%, 04/15/2031	$ 99,597
1,655,000	Corebridge Financial Inc 6.38%, 09/15/2054	1,626,588
1,942,000	CoStar Group Inc(b) 2.80%, 07/15/2030	1,756,130
134,565	Country Garden Holdings Co Ltd(h) 5.00%, 12/31/2032 PIK rate, 5.00%	18,329
1,040,000	Deutsche Bank AG(g) 5.40%, 09/11/2035	1,034,703
1,090,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finco(b) 5.95%, 09/17/2030	1,023,515
185,000	EPR Properties REIT 3.60%, 11/15/2031	167,911
1,130,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	1,134,722
905,000	Fifth Third Bancorp 4.34%, 04/25/2033	872,126
920,000	Focus Financial Partners LLC(b) 6.75%, 09/15/2031	913,695
	Freedom Mortgage Holdings LLC(b)
29,000	9.25%, 02/01/2029	29,394
157,000	9.13%, 05/15/2031	159,591
88,000	8.38%, 04/01/2032	86,565
540,000	7.88%, 04/01/2033	506,289
31,000	GGAM Finance Ltd(b) 5.88%, 03/15/2030	30,887
	Global Atlantic Fin Co(b)
195,000	4.40%, 10/15/2029	188,558
360,000	3.13%, 06/15/2031	315,326
605,000	7.95%, 06/15/2033	648,829
280,000	7.95%, 10/15/2054	269,601
165,000	GLP Capital LP / GLP Financing II Inc REIT 6.75%, 12/01/2033	173,782
	Goldman Sachs Group Inc
1,310,000	5.33%, 07/23/2035	1,314,436
1,462,000	5.07%, 01/21/2037	1,429,357
2,083,000	5.39%, 02/02/2041	2,012,492
1,627,000	HA Sustainable Infrastructure Capital Inc 6.38%, 07/01/2034	1,637,773
1,400,000	Host Hotels & Resorts LP REIT 5.50%, 04/15/2035	1,388,992
	Huntington Bancshares Inc
765,000	5.71%, 02/02/2035	780,618
85,000	6.14%, 11/18/2039	86,573
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
636,000	5.25%, 05/15/2027	623,221
760,000	10.00%, 11/15/2029(b)	748,713
Principal Amount(a)		Fair Value
Financial — (continued)
255,000	ING Groep NV 6.11%, 09/11/2034	$ 268,958
310,000	Invitation Homes Operating Partnership LP REIT 4.88%, 02/01/2035	295,829
	Iron Mountain Inc REIT(b)
23,000	7.00%, 02/15/2029	23,442
2,099,000	5.25%, 07/15/2030	2,039,299
805,000	6.25%, 01/15/2033	802,426
	Jane Street Group / JSG Finance Inc(b)
23,000	7.13%, 04/30/2031	23,643
23,000	6.75%, 05/01/2033	23,335
	Jefferies Financial Group Inc
845,000	5.88%, 07/21/2028	862,804
1,040,000	6.20%, 04/14/2034	1,060,604
	JPMorgan Chase & Co
1,910,000	6.50%, Perpetual(j)	1,959,918
610,000	5.72%, 09/14/2033	631,575
615,000	6.25%, 10/23/2034	661,256
1,240,000	5.58%, 07/23/2036	1,255,756
735,000	4.90%, 01/22/2037	719,205
	Kaisa Group Holdings Ltd(b)(h)(i)
85,435	7.72%, 12/28/2027 PIK rate, 7.72%	1,709
124,897	6.25%, 12/28/2028 PIK rate, 0.00%	2,498
209,089	6.50%, 12/28/2029 PIK rate, 6.50%	3,659
252,018	6.75%, 12/28/2030 PIK rate, 6.75%	3,780
379,695	7.00%, 12/28/2031 PIK rate, 7.00%	6,645
357,325	7.25%, 12/28/2032 PIK rate, 7.25%	4,467
1,110,000	KeyCorp 6.40%, 03/06/2035	1,176,869
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,045,827
1,610,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	1,572,819
200,000	Logan Group Co Ltd(i) 4.25%, 07/12/2025	20,000
	Macquarie Airfinance Holdings Ltd(b)
680,000	5.20%, 03/27/2028	682,451
65,000	6.40%, 03/26/2029	67,348
200,000	5.15%, 03/17/2030	198,977
140,000	6.50%, 03/26/2031	146,600
1,420,000	Marsh & McLennan Cos Inc 5.00%, 03/15/2035	1,414,025
	MetLife Inc
245,000	9.25%, 04/08/2038(b)	287,244
915,000	10.75%, 08/01/2039	1,185,921
985,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	955,828
565,000	Millrose Properties REIT(b) 6.25%, 09/15/2032	554,608

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Morgan Stanley
925,000	6.34%, 10/18/2033	$ 989,726
1,610,000	5.42%, 07/21/2034	1,633,601
309,000	6.63%, 11/01/2034	336,232
67,000	5.47%, 01/18/2035	68,107
1,590,000	5.83%, 04/19/2035	1,650,719
1,480,000	2.48%, 09/16/2036	1,273,374
435,000	5.30%, 04/20/2037	433,942
4,818,000	5.95%, 01/19/2038	4,935,614
145,000	5.94%, 02/07/2039	148,226
1,234,000	5.31%, 01/18/2041	1,191,208
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,535,701
1,015,000	Nationstar Mortgage Holdings Inc(b) 5.75%, 11/15/2031	1,025,150
950,000	NatWest Group PLC 6.48%, 06/01/2034	985,936
	Navient Corp
35,000	6.75%, 06/15/2026	35,083
675,000	5.00%, 03/15/2027	659,789
	Nippon Life Insurance Co(b)
805,000	6.25%, 09/13/2053	821,377
480,000	6.50%, 04/30/2055	494,916
1,105,000	Northern Trust Corp 5.12%, 11/19/2040	1,075,841
270,000	Omnis Funding Trust(b) 6.72%, 05/15/2055	272,949
	OneMain Finance Corp
145,000	6.13%, 05/15/2030	141,787
1,330,000	7.13%, 11/15/2031	1,317,760
155,000	6.75%, 09/15/2033	148,622
708,000	Osaic Holdings Inc(b) 6.75%, 08/01/2032	708,088
30,000	Panther Escrow Issuer LLC(b) 7.13%, 06/01/2031	30,101
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	574,946
560,000	Phoenix Aviation Capital Ltd(b) 9.25%, 07/15/2030	563,522
	PNC Financial Services Group Inc
990,000	5.58%, 01/29/2036	1,010,696
400,000	5.42%, 01/25/2041	391,859
224,000	Port of Spain Waterfront Development 7.88%, 02/19/2040	224,000
	Prudential Financial Inc
338,000	5.13%, 03/01/2052	323,424
560,000	6.75%, 03/01/2053	579,494
485,000	6.50%, 03/15/2054	496,809
935,000	Reinsurance Group of America Inc 6.65%, 09/15/2055	930,838
595,000	Rocket Cos Inc(b) 6.38%, 08/01/2033	601,393
Principal Amount(a)		Fair Value
Financial — (continued)
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
2,860,000	2.88%, 10/15/2026	$ 2,829,063
900,000	3.63%, 03/01/2029	852,293
375,000	3.88%, 03/01/2031	346,042
2,160,000	4.00%, 10/15/2033	1,936,152
61,000	Ryan Specialty LLC(b) 5.88%, 08/01/2032	60,290
148,000	Service Properties Trust REIT 4.95%, 02/15/2027	147,887
6,537	Shimao Group Holdings Ltd(b)(h)(i) 5.95%, 07/21/2031 PIK rate, 6.00%	212
124,545	Sino-Ocean Group Holding Ltd(b) 3.00%, 03/27/2033	6,451
	Societe Generale SA(b)
1,220,000	6.07%, 01/19/2035(g)	1,259,821
1,510,000	5.44%, 10/03/2036	1,477,370
	State Street Corp
675,000	6.70%, Perpetual(j)	685,869
525,000	6.12%, 11/21/2034	554,758
1,525,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,348,211
1,270,000	Sumitomo Life Insurance Co(b) 5.88%, 09/10/2055	1,242,605
	Synchrony Financial
585,000	5.94%, 08/02/2030	594,386
335,000	5.45%, 03/06/2031	334,723
98,000	4.95%, 02/25/2032	95,109
22,000	7.25%, 02/02/2033	22,470
557,000	6.00%, 07/29/2036	549,382
750,000	Takeoff Merger Sub Inc(b) 4.85%, 03/24/2031	740,621
	Texas Capital Bancshares Inc
843,000	4.00%, 05/06/2031	841,607
390,000	5.30%, 02/27/2032	384,522
	Times China Holdings Ltd(b)(h)(i)
34,986	4.00%, 03/30/2029 PIK rate, 4.00%	1,122
130,509	4.20%, 09/30/2032 PIK rate, 4.20%	3,402
810,000	Toronto-Dominion Bank 8.13%, 10/31/2082	835,649
	Truist Financial Corp
565,000	5.12%, 01/26/2034	563,480
775,000	5.87%, 06/08/2034	807,494
	UBS Group AG(b)
980,000	6.60%, Perpetual(g)(j)	956,514
1,060,000	7.00%, Perpetual(j)	1,024,724
745,000	5.62%, 09/13/2030	768,043
1,080,000	4.99%, 08/05/2033	1,074,800
894,000	4.84%, 11/06/2033	879,330
925,000	5.70%, 02/08/2035	948,233

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	UniCredit SpA(b)
600,000	3.13%, 06/03/2032	$ 551,284
400,000	5.86%, 06/19/2032	402,472
280,000	5.46%, 06/30/2035	279,496
	Wells Fargo & Co
725,000	6.13%, Perpetual(j)	727,729
935,000	5.39%, 04/24/2034	949,003
1,715,000	4.89%, 09/15/2036	1,668,535
912,000	4.96%, 01/23/2037	888,418
186,000	Willis North America Inc 5.15%, 03/15/2036	181,135
	Yuzhou Group Holdings Co Ltd(h)
58,059	7.00%, 06/30/2027 PIK rate, 7.00%	4,500
48,743	4.00%, 06/30/2028 PIK rate, 4.00%	1,584
85,092	4.50%, 06/30/2029 PIK rate, 4.50%	2,553
113,857	5.00%, 06/30/2030 PIK rate, 5.00%	3,131
160,111	5.50%, 06/30/2031 PIK rate, 5.50%	4,003
58,895	1.00%, 06/30/2034 PIK rate, 1.00%	147
		151,759,407
Industrial — 4.51%
445,000	Amrize Finance US LLC 5.40%, 04/07/2035	452,516
45,000	Arcosa Inc(b) 6.88%, 08/15/2032	46,109
	Axon Enterprise Inc(b)
228,000	6.13%, 03/15/2030	231,772
123,000	6.25%, 03/15/2033	125,552
2,480,000	BAE Systems PLC(b) 5.30%, 03/26/2034	2,540,037
2,249,000	Ball Corp 5.50%, 09/15/2033	2,250,291
	Boeing Co
1,035,000	5.15%, 05/01/2030	1,052,326
1,297,000	3.63%, 02/01/2031	1,233,475
265,000	6.39%, 05/01/2031	282,580
1,190,000	6.53%, 05/01/2034	1,296,318
928,000	5.71%, 05/01/2040	929,459
3,589,000	5.81%, 05/01/2050	3,469,581
2,468,000	6.86%, 05/01/2054	2,716,219
605,000	5.93%, 05/01/2060	580,732
395,000	7.01%, 05/01/2064	436,680
870,000	Builders FirstSource Inc(b) 6.38%, 03/01/2034	858,879
	Cemex SAB de CV(b)
995,000	5.13%, Perpetual(j)	990,861
500,000	7.20%, Perpetual(j)	506,250
640,000	3.88%, 07/11/2031	597,422
	Clean Harbors Inc(b)
11,000	6.38%, 02/01/2031	11,171
9,000	5.75%, 10/15/2033	8,978
Principal Amount(a)		Fair Value
Industrial — (continued)
1,780,000	CRH America Finance Inc 5.00%, 02/09/2036	$ 1,747,459
1,380,000	Eagle Materials Inc 5.00%, 03/15/2036	1,321,358
	Entegris Inc(b)
1,850,000	4.75%, 04/15/2029	1,828,783
612,000	3.63%, 05/01/2029	581,691
15,000	5.95%, 06/15/2030	15,095
	Esab Corp(b)
23,000	6.25%, 04/15/2029	23,343
570,000	5.63%, 04/01/2031	573,996
	FTAI Aviation Investors LLC(b)
465,000	7.00%, 05/01/2031	476,685
860,000	7.00%, 06/15/2032	881,600
522,000	GFL Environmental Holdings US Inc(b) 5.50%, 02/01/2034	511,975
	GFL Environmental Inc(b)
404,000	4.38%, 08/15/2029	393,061
587,000	6.75%, 01/15/2031	607,444
686,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	715,194
285,000	Honeywell Aerospace Inc(b) 4.95%, 03/16/2036	282,778
	IHS Holding Ltd(b)
50,000	6.25%, 11/29/2028	49,545
141,000	8.25%, 11/29/2031	144,667
65,000	Imola Merger Corp(b) 4.75%, 05/15/2029	63,176
2,355,000	Ingersoll Rand Inc 5.70%, 08/14/2033	2,446,571
1,325,000	Jabil Inc 3.00%, 01/15/2031	1,220,880
690,000	Jacobs Solutions Inc 5.38%, 03/03/2036	672,921
	JH North America Holdings Inc(b)
712,000	5.88%, 01/31/2031	706,084
2,210,000	6.13%, 07/31/2032	2,201,192
	L3Harris Technologies Inc
1,000,000	5.40%, 07/31/2033	1,025,994
1,047,000	5.35%, 06/01/2034	1,064,213
1,744,000	LSB Industries Inc(b) 6.25%, 10/15/2028	1,733,191
720,000	Madison IAQ LLC(b) 5.88%, 06/30/2029	706,075
1,220,000	Mauser Packaging Solutions Holding Co(b) 9.25%, 04/15/2030	1,133,585
920,000	Maxam Prill SARL(b) 7.75%, 07/15/2030	935,054
596,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	595,397
930,000	Nordson Corp 5.80%, 09/15/2033	966,672
175,000	Otis Worldwide Corp 5.13%, 09/04/2035	174,542

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	Owens Corning
1,390,000	5.70%, 06/15/2034	$ 1,436,898
1,127,000	7.00%, 12/01/2036	1,256,011
1,695,000	Quikrete Holdings Inc(b) 6.38%, 03/01/2032	1,718,735
1,136,000	Regal Rexnord Corp 6.40%, 04/15/2033	1,200,740
754,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	727,580
	Sensata Technologies Inc(b)
66,000	4.38%, 02/15/2030	63,118
279,000	3.75%, 02/15/2031	258,778
391,000	SMBC Aviation Capital Finance Designated Activity Co(b) 5.10%, 04/01/2030	394,186
790,000	Sonoco Products Co(g) 5.00%, 09/01/2034	772,752
590,000	Standard Building Solutions Inc(b) 5.88%, 03/15/2034	568,872
970,000	Stanley Black & Decker Inc 6.71%, 03/15/2060	947,334
	TD SYNNEX Corp
985,000	1.75%, 08/09/2026	975,135
1,530,000	6.10%, 04/12/2034	1,578,104
285,000	5.30%, 10/10/2035	276,115
	TopBuild Corp(b)
265,000	4.13%, 02/15/2032	244,219
31,000	5.63%, 01/31/2034	30,342
	TransDigm Inc(b)
507,000	6.88%, 12/15/2030	519,496
740,000	6.63%, 03/01/2032	754,704
23,000	6.00%, 01/15/2033	22,987
80,000	6.13%, 07/31/2034	78,683
1,775,000	Trimble Inc 6.10%, 03/15/2033	1,857,185
395,000	Trivium Packaging Finance BV(b) 12.25%, 01/15/2031	427,670
969,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	938,311
395,000	WESCO Distribution Inc(b) 5.50%, 04/15/2034	389,015
		63,854,399
Technology — 3.24%
1,595,000	Atlassian Corp 5.50%, 05/15/2034	1,561,883
	Booz Allen Hamilton Inc
245,000	3.88%, 09/01/2028(b)	238,623
555,000	4.00%, 07/01/2029(b)(g)	537,006
510,000	5.95%, 08/04/2033(g)	520,460
	Broadcom Inc
3,980,000	3.47%, 04/15/2034	3,583,745
575,000	3.14%, 11/15/2035(b)	488,512
24,000	3.19%, 11/15/2036(b)	20,056
1,791,000	4.93%, 05/15/2037(b)	1,737,132
Principal Amount(a)		Fair Value
Technology — (continued)
	CDW LLC / CDW Finance Corp
235,000	3.28%, 12/01/2028	$ 225,761
995,000	3.25%, 02/15/2029	947,580
1,575,000	3.57%, 12/01/2031	1,439,682
1,195,000	5.55%, 08/22/2034	1,174,350
1,230,000	Cloud Software Group Inc(b) 9.00%, 09/30/2029	1,186,548
461,000	Consensus Cloud Solutions Inc(b) 6.50%, 10/15/2028	456,676
1,140,000	Dell International LLC / EMC Corp 5.10%, 02/15/2036	1,114,697
1,604,000	Fair Isaac Corp(b) 6.00%, 05/15/2033	1,573,879
855,000	Foundry JV Holdco LLC(b) 5.88%, 01/25/2034	865,686
1,515,000	Gartner Inc(b) 3.75%, 10/01/2030	1,377,572
680,000	Insight Enterprises Inc(b) 6.63%, 05/15/2032	656,305
	Leidos Inc
100,000	4.38%, 05/15/2030	98,383
230,000	2.30%, 02/15/2031	204,680
980,000	5.40%, 03/15/2032	998,963
1,275,000	5.75%, 03/15/2033	1,321,710
665,000	5.50%, 03/15/2035	675,792
1,964,000	5.00%, 03/15/2036	1,898,809
	MSCI Inc
1,512,000	3.63%, 09/01/2030(b)	1,429,139
200,000	3.25%, 08/15/2033(b)	174,215
755,000	5.25%, 09/01/2035	739,565
	NetApp Inc
550,000	5.50%, 03/17/2032	562,745
500,000	5.70%, 03/17/2035(g)	509,370
	OAK-Eagle Acquireco Inc(b)
362,000	7.25%, 07/01/2033	375,066
205,000	8.75%, 07/01/2034	214,613
	Open Text Corp(b)
277,000	6.90%, 12/01/2027	284,307
281,000	3.88%, 02/15/2028	270,565
1,157,000	3.88%, 12/01/2029	1,033,958
89,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	79,524
	Oracle Corp
465,000	6.25%, 11/09/2032	477,143
565,000	5.50%, 08/03/2035	539,347
2,398,000	5.20%, 09/26/2035	2,249,312
529,000	5.70%, 02/04/2036	508,627
904,000	3.95%, 03/25/2051	572,825
500,000	6.90%, 11/09/2052	472,064
98,000	6.00%, 08/03/2055	82,162
1,174,000	5.95%, 09/26/2055	987,652
1,429,000	6.70%, 02/04/2056	1,326,260
1,241,000	6.85%, 02/04/2066	1,140,879
415,000	Paychex Inc 5.60%, 04/15/2035	416,793

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Technology — (continued)
631,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	$ 252,400
810,000	Rocket Software Inc(b) 9.00%, 11/28/2028	808,784
2,452,000	Salesforce Inc 5.55%, 03/15/2036	2,444,373
	Science Applications International Corp(b)
707,000	4.88%, 04/01/2028	695,778
16,000	5.88%, 11/01/2033	15,614
	Seagate Data Storage Technology Pte Ltd(b)
40,000	4.09%, 06/01/2029	38,714
12,000	8.25%, 12/15/2029	12,602
12,000	5.88%, 07/15/2030	12,197
12,000	5.75%, 12/01/2034	11,955
	Synopsys Inc
700,000	5.15%, 04/01/2035	701,338
815,000	5.70%, 04/01/2055	779,207
850,000	VMware LLC 2.20%, 08/15/2031	746,059
30,000	Zebra Technologies Corp(b) 6.50%, 06/01/2032	30,204
		45,899,846
Utilities — 1.44%
565,000	AES Corp 7.60%, 01/15/2055	560,434
585,000	Alpha Generation LLC(b) 6.25%, 01/15/2034	574,671
970,000	Capital Power US Holdings Inc(b) 6.19%, 06/01/2035	993,233
1,275,000	CMS Energy Corp 4.75%, 06/01/2050	1,236,532
248,000	Comision Ejecutiva Hidroelectrica del Rio Lempa(b) 8.65%, 01/24/2033	254,200
	Dominion Energy Inc
535,000	7.00%, 06/01/2054	565,864
715,000	6.20%, 02/15/2056	708,711
750,000	Duke Energy Corp 5.45%, 06/15/2034	766,605
1,070,000	Electricite de France SA(b) 6.90%, 05/23/2053	1,144,639
775,000	Enel Finance International NV(b) 7.50%, 10/14/2032	872,633
975,000	Entergy Corp 7.13%, 12/01/2054	999,061
450,000	Eskom Holdings (b) 8.45%, 08/10/2028	471,015
1,235,000	KeySpan Gas East Corp(b) 5.99%, 03/06/2033	1,289,446
225,000	Limak Yenilenebilir Enerji AS(b) 9.63%, 08/12/2030	218,128
Principal Amount(a)		Fair Value
Utilities — (continued)
1,450,000	NextEra Energy Capital Holdings Inc 6.50%, 08/15/2055	$ 1,496,291
	NRG Energy Inc(b)
1,245,000	4.45%, 06/15/2029	1,229,631
1,470,000	7.00%, 03/15/2033	1,591,407
845,000	Southern Co 5.70%, 03/15/2034	875,616
210,000	Southern Co Gas Capital Corp 5.75%, 09/15/2033	218,242
190,000	Southern Power Co 4.90%, 10/01/2035	183,749
729,000	Vistra Corp(b)(j) 8.00%, Perpetual	736,727
	Vistra Operations Co LLC(b)
350,000	4.70%, 01/31/2031	344,365
885,000	6.88%, 04/15/2032	915,928
220,000	5.70%, 12/30/2034	221,323
220,000	5.25%, 10/15/2035	213,647
495,000	5.35%, 01/31/2036	484,206
692,000	VoltaGrid LLC(b) 7.38%, 11/01/2030	714,704
450,000	XPLR Infrastructure Operating Partners LP(b) 7.75%, 04/15/2034	464,738
		20,345,746
TOTAL CORPORATE BONDS AND NOTES — 41.37% (Cost $586,863,048)		$585,978,863
CONVERTIBLE BONDS
Basic Materials — 0.02%
144,000	B2Gold Corp(b) 2.75%, 02/01/2030	232,344
Communications — 0.18%
287,000	DoorDash Inc(b)(k) 2.37%, 05/15/2030	261,457
450,532	EchoStar Corp(h) 3.88%, 11/30/2030 PIK rate, 0.00%	1,609,345
67,000	InterDigital Inc 3.50%, 06/01/2027	261,468
223,000	Lyft Inc(b)(k) 1.42%, 09/15/2030	209,715
214,000	Uber Technologies Inc 0.88%, 12/01/2028	257,335
		2,599,320
Consumer, Cyclical — 0.05%
229,000	Burlington Stores Inc 1.25%, 12/15/2027	377,850
73,000	Freshpet Inc 3.00%, 04/01/2028	83,833

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
204,000	NCL Corp Ltd(b) 0.88%, 04/15/2030	$ 211,707
		673,390
Consumer, Non-Cyclical — 0.06%
206,000	Arrowhead Pharmaceuticals Inc(k) (0.59%), 01/15/2032	213,128
159,000	Halozyme Therapeutics Inc(b) 0.88%, 11/15/2032	156,854
141,000	Ligand Pharmaceuticals Inc(b) 0.75%, 10/01/2030	170,540
166,000	Post Holdings Inc 2.50%, 08/15/2027	179,695
123,000	Zoetis Inc(b) 0.25%, 06/15/2029	122,078
		842,295
Financial — 0.05%
198,900	CIFI Holdings Group Co Ltd(k) 0.00%, 06/30/2029	8,620
242,000	Compass Inc(b) 0.25%, 04/15/2031	202,554
278,784	Country Garden Holdings Co Ltd(k) 0.00%, 12/31/2031	31,009
73,000	EZCORP Inc(b) 3.75%, 12/15/2029	172,333
246,000	IREN Ltd(b) 1.00%, 06/01/2033	216,111
	Kaisa Group Holdings Ltd(b)(i)(k)
74,267	0.00%, 12/31/2026	186
92,838	0.00%, 12/31/2027	93
148,535	0.00%, 12/31/2028	74
148,535	0.00%, 12/31/2029	30
185,669	0.00%, 12/31/2030	56
185,669	0.00%, 12/31/2031	18
350,277	0.00%, 12/31/2032	35
537,938	Shimao Group Holdings Ltd(b)(i)(k) 0.00%, 07/21/2026	10,490
307,807	Sino-Ocean Group Holding Ltd(b)(k) 0.00%, 03/27/2027	2,308
	Sunac China Holdings Ltd(b)(k)
318,711	0.00%, 06/23/2026	52,992
235,513	0.00%, 06/23/2028	60,546
186,979	Times China Holdings Ltd 0.00%, 03/30/2027(b)(k)	1,415
		758,870
Industrial — 0.10%
160,000	Advanced Energy Industries Inc 2.50%, 09/15/2028	384,608
Principal Amount(a)		Fair Value
Industrial — (continued)
184,000	Bloom Energy Corp(b)(k) (1.34%), 11/15/2030	$ 195,923
140,000	Fluor Corp 1.13%, 08/15/2029	172,410
	Granite Construction Inc
93,000	3.75%, 05/15/2028	243,893
110,000	3.25%, 06/15/2030	180,950
126,000	Itron Inc 1.38%, 07/15/2030	126,630
150,000	Tetra Tech Inc 2.25%, 08/15/2028	156,810
		1,461,224
Technology — 0.24%
83,000	Cloudflare Inc(b)(k) (2.81%), 06/15/2030	94,102
200,000	CyberArk Software Ltd(b)(k) (1.18%), 06/15/2030	205,360
165,000	Guidewire Software Inc 1.25%, 11/01/2029	164,278
	Lumentum Holdings Inc
38,000	1.50%, 12/15/2029	384,337
92,000	0.38%, 03/15/2032(b)	354,156
129,000	Microchip Technology Inc(b)(k) 0.65%, 02/15/2030	125,840
100,000	MKS Inc 1.25%, 06/01/2030	165,200
228,000	Nova Ltd(b)(k) (7.87%), 09/15/2030	350,877
200,000	Nutanix Inc 0.50%, 12/15/2029	180,301
301,000	Rubrik Inc(b)(k) 3.85%, 06/15/2030	259,011
110,000	Seagate HDD Cayman 3.50%, 06/01/2028	522,192
235,000	Snowflake Inc(k) (5.22%), 10/01/2029	287,546
34,000	Western Digital Corp 3.00%, 11/15/2028	243,379
		3,336,579
Utilities — 0.06%
140,000	Evergy Inc 4.50%, 12/15/2027	188,860
262,000	FirstEnergy Corp(b) 3.88%, 01/15/2031	302,086
190,000	Pinnacle West Capital Corp 4.75%, 06/15/2027	217,550
149,000	UGI Corp 5.00%, 06/01/2028	208,824
		917,320
TOTAL CONVERTIBLE BONDS — 0.76% (Cost $11,617,682)		$10,821,342

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
FOREIGN GOVERNMENT BONDS AND NOTES
	Angolan Government International Bond(b)
451,000	8.00%, 11/26/2029	$ 445,273
274,000	9.24%, 01/15/2031	277,422
252,000	8.75%, 04/14/2032	244,835
	Argentine Republic Government International Bond(d)
1,270,800	0.75%, 07/09/2030	1,062,389
1,407,000	4.13%, 07/09/2035	1,013,040
2,128,000	3.50%, 07/09/2041	1,416,184
2,200,955	4.13%, 07/09/2046	1,502,151
	Bahrain Government International Bond(b)
703,000	7.38%, 05/14/2030	703,990
237,000	5.63%, 05/18/2034	209,241
510,000	7.50%, 07/07/2037	497,402
730,000	6.63%, 10/06/2037	663,354
2,172,000	7.10%, 02/03/2038	2,044,559
436,000	Benin Government International Bond(b) 7.96%, 02/13/2038	427,740
	Brazil Notas do Tesouro Nacional Serie F
8,730	BRL, 10.00%, 01/01/2029	1,595,590
52,267	BRL, 10.00%, 01/01/2031(i)	9,058,012
	Brazilian Government International Bond
730,000	6.00%, 10/20/2033	732,044
1,553,000	6.63%, 03/15/2035	1,587,399
427,000	6.25%, 05/22/2036	418,247
176,000	Bulgaria Government International Bond 5.00%, 03/05/2037	169,504
3,715,000	Canadian Government Bond CAD, 2.25%, 02/01/2028	2,638,769
	Chile Government International Bond
211,000	3.50%, 01/31/2034	190,164
2,186,000	4.95%, 01/05/2036	2,159,353
387,000	5.65%, 01/13/2037	401,087
418,000	3.10%, 05/07/2041	316,263
265,000	5.33%, 01/05/2054	249,895
3,155,000	3.10%, 01/22/2061	1,941,271
4,344,000	3.25%, 09/21/2071	2,685,374
	Colombia Government International Bond
199,000	7.38%, 04/25/2030	206,289
496,000	6.13%, 01/21/2031	487,320
411,000	8.00%, 04/20/2033	432,627
2,196,000	8.00%, 11/14/2035	2,298,202
400,000	7.38%, 09/18/2037	398,052
806,000	6.13%, 01/18/2041	700,446
1,761,000	5.63%, 02/26/2044	1,388,742
235,000	8.75%, 11/14/2053(g)	252,143
	Costa Rica Government International Bond(b)
259,000	6.55%, 04/03/2034	272,916
477,000	7.30%, 11/13/2054	514,640
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
98,420,000	Czech Republic Government Bond CZK, 1.75%, 06/23/2032	$ 3,924,832
	Dominican Republic International Bond
966,000	5.88%, 10/28/2035(b)	917,265
496,000	6.60%, 06/01/2036(b)	495,454
675,000	6.95%, 03/15/2037(b)	687,015
1,382,000	6.95%, 03/15/2037	1,406,600
814,000	Eagle Funding Luxco SARL(b) 5.50%, 08/17/2030	818,274
	Ecuador Government International Bond
809,000	6.90%, 07/31/2035(d)	712,066
830,000	9.25%, 01/29/2039(b)	813,400
449,000	5.00%, 07/31/2040(d)	351,343
	Egypt Government International Bond
561,000	5.80%, 09/30/2027	553,717
158,000	8.63%, 02/04/2030(b)	163,341
780,000	5.88%, 02/16/2031(b)	717,078
357,000	7.05%, 01/15/2032(b)	337,065
386,000	6.88%, 04/30/2040(b)	319,044
1,401,000	8.50%, 01/31/2047(b)	1,208,313
307,000	8.70%, 03/01/2049	268,520
654,000	8.75%, 09/30/2051(b)	572,950
	El Salvador Government International Bond
1,469,000	7.65%, 06/15/2035	1,432,760
223,000	7.63%, 02/01/2041	208,271
410,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050	280,708
143,000	Ethiopia International Bond(b)(i) 6.63%, 12/11/2024	145,860
513,000	Gabon Government International Bond(b) 6.63%, 02/06/2031	429,088
	Ghana Government International Bond
3,320	0.00%, 07/03/2026(b)(k)	3,256
2,432	0.00%, 07/03/2026(k)	2,385
16,722	0.00%, 01/03/2030(b)(k)	14,078
12,249	0.00%, 01/03/2030(k)	10,310
1,113,792	5.00%, 07/03/2035(d)	948,108
313,000	Guatemala Government Bond 6.25%, 08/15/2036	318,165
	Hungary Government International Bond
239,000	2.13%, 09/22/2031(i)	202,532
393,000	6.25%, 09/22/2032(b)	409,784
524,000	5.50%, 06/16/2034(b)	517,475
424,000	6.00%, 09/26/2035(b)	430,602
2,042,000	5.50%, 03/26/2036(b)	1,990,722
	Indonesia Government International Bond
250,000	4.55%, 01/11/2028	250,198

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
838,000	2.85%, 02/14/2030	$ 778,613
224,000	4.75%, 09/10/2034	215,307
1,668,000	5.60%, 01/15/2035(g)	1,697,091
507,000	4.20%, 10/15/2050	392,430
113,000	5.10%, 02/10/2054(g)	101,997
106,000	3.20%, 09/23/2061	63,383
	Ivory Coast Government International Bond(b)
200,000	6.13%, 06/15/2033(g)	188,158
265,000	8.08%, 04/01/2036	269,049
460,000	8.25%, 01/30/2037	471,958
	Kazakhstan Government International Bond(b)
360,000	4.41%, 10/28/2030	352,495
858,000	5.50%, 07/01/2037	862,217
538,000	KSA Ijarah Sukuk Ltd(b) 4.88%, 09/09/2035	524,606
915,000	Kyrgyz Republic International Bond(b) 7.75%, 06/03/2030	910,822
	Lebanon Government International Bond(i)
667,000	8.25%, 04/12/2021	158,413
758,000	7.00%, 03/23/2032	183,876
	Malaysia Government Bond
8,684,000	MYR, 3.52%, 04/20/2028	2,156,993
17,370,000	MYR, 2.63%, 04/15/2031	4,126,645
1,680,000	MYR, 3.48%, 07/02/2035	409,113
15,645,000	MYR, 4.05%, 04/18/2039	3,916,586
	Mexican Bonos
497,100(l)	MXN, 8.50%, 05/31/2029	2,770,092
258,000(l)	MXN, 7.75%, 11/13/2042	1,194,562
793,042(l)	MXN, 8.00%, 07/31/2053	3,696,674
	Mexico Government International Bond
700,000	5.85%, 07/02/2032	702,520
357,000	5.38%, 03/22/2033	348,611
1,465,000	3.50%, 02/12/2034	1,247,448
1,017,000	6.00%, 05/07/2036	1,010,033
392,000	6.63%, 01/29/2038	399,448
2,559,000	6.13%, 02/09/2038	2,493,746
780,000	6.34%, 05/04/2053	724,815
306,000	3.77%, 05/24/2061	182,606
200,000	Mozambique International Bond(b)(d) 9.00%, 09/15/2031	149,922
	Nigeria Government International Bond
1,730,000	6.50%, 11/28/2027	1,735,185
300,000	9.63%, 06/09/2031(b)	328,524
784,000	7.38%, 09/28/2033(b)	767,718
907,000	10.38%, 12/09/2034(b)	1,039,042
230,000	8.63%, 01/13/2036(b)	239,633
	Oman Government International Bond(b)
1,125,000	6.25%, 01/25/2031	1,173,154
2,237,000	6.50%, 03/08/2047	2,292,081
	Pakistan Government International Bond
1,173,000	6.00%, 04/08/2026	1,171,534
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
1,610,000	6.88%, 12/05/2027	$ 1,589,092
702,000	7.38%, 04/08/2031(b)	649,426
	Panama Government International Bond
600,000	3.88%, 03/17/2028	588,948
322,000	6.70%, 01/26/2036	339,198
965,000	5.66%, 02/23/2038	925,773
204,000	8.00%, 03/01/2038	233,549
	Peruvian Government International Bond
995,000	5.38%, 02/08/2035	992,065
794,000	5.88%, 08/08/2054	764,424
820,000	3.60%, 01/15/2072	503,644
	Philippine Government International Bond
437,000	5.50%, 02/04/2035	442,683
170,000	4.75%, 03/05/2035	163,478
344,000	3.70%, 03/01/2041	275,084
305,000	Republic of Azerbaijan International Bond 3.50%, 09/01/2032	280,884
286,000	Republic of Cameroon International Bond(g) 9.50%, 07/31/2031	278,850
	Republic of Kenya Government International Bond(b)
100,000	9.75%, 02/16/2031	102,606
587,000	7.88%, 10/09/2033	544,257
501,000	7.88%, 02/26/2034	454,790
397,000	9.50%, 03/05/2036	388,024
509,000	8.70%, 02/26/2039	460,688
	Republic of Poland Government International Bond
331,000	4.88%, 10/04/2033	330,780
374,000	5.13%, 09/18/2034	375,838
1,577,000	5.38%, 02/12/2035	1,605,561
1,972,000	5.50%, 03/18/2054	1,821,678
	Republic of South Africa Government Bond
33,405,000	ZAR, 9.00%, 01/31/2040	1,853,919
67,300,000	ZAR, 8.75%, 02/28/2048	3,597,623
	Republic of South Africa Government International Bond
998,000	7.10%, 11/19/2036(b)	1,019,372
754,000	6.13%, 12/11/2037(b)	700,391
322,000	5.38%, 07/24/2044	251,053
1,617,000	5.65%, 09/27/2047	1,264,171
602,000	7.95%, 11/19/2054(b)	595,520
	Republic of Uzbekistan International Bond
300,000	7.85%, 10/12/2028(b)	313,639
200,000	3.70%, 11/25/2030	181,779
855,000	3.90%, 10/19/2031	771,780
2,595,000	6.90%, 02/28/2032(b)	2,703,988
820,000	6.95%, 05/25/2032(b)	857,523

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
	Romanian Government International Bond(b)
1,344,000	5.88%, 01/30/2029	$ 1,353,272
805,000	7.13%, 01/17/2033	840,983
1,444,000	6.38%, 01/30/2034	1,436,006
165,000	6.00%, 05/25/2034	160,024
71,000	5.75%, 03/24/2035	67,129
367,000	5.75%, 07/04/2036	340,298
	Saudi Government International Bond
680,000	5.50%, 10/25/2032(b)	699,805
1,260,000	5.63%, 01/13/2035(b)	1,303,205
565,000	5.63%, 01/13/2035(g)	583,029
1,789,000	4.88%, 01/12/2036(b)	1,742,021
1,131,000	4.50%, 10/26/2046(b)	919,831
1,140,000	3.75%, 01/21/2055(b)	772,332
495,000	Senegal Government International Bond(b) 6.25%, 05/23/2033	262,420
	Sri Lanka Government International Bond(b)(d)
131,870	3.35%, 03/15/2033	110,250
1,249,042	3.60%, 06/15/2035	942,792
308,647	3.60%, 02/15/2038	274,282
538,000	Suriname Government International Bond(b) 8.50%, 11/06/2035	554,129
	Trinidad & Tobago Government International Bond
67,000	6.40%, 06/26/2034(b)	66,565
253,000	6.40%, 06/26/2034(g)	251,356
442,000	6.50%, 01/28/2036(b)	439,127
	Turkiye Government Bond
105,855,000	TRY, 36.00%, 08/12/2026	2,340,280
158,130,000	TRY, 36.78%, 10/13/2027	3,445,520
	Turkiye Government International Bond
1,676,000	9.13%, 07/13/2030	1,827,578
565,000	7.13%, 02/12/2032	565,401
141,000	7.25%, 05/29/2032	141,393
360,000	6.30%, 03/14/2033	340,500
1,415,000	7.63%, 05/15/2034	1,439,544
528,000	6.95%, 09/16/2035	506,085
435,000	6.80%, 11/04/2036	410,392
598,000	6.63%, 02/17/2045	507,733
	Ukraine Government International Bond(d)
107,444	4.50%, 02/01/2029	75,615
30,723	14.48%, 02/01/2030	17,968
257,000	4.00%, 02/01/2032(b)	185,537
1,164,840	4.00%, 02/01/2032	839,444
1,196,000	4.50%, 02/01/2034(b)	638,136
114,812	11.13%, 02/01/2034	49,141
939,860	4.50%, 02/01/2035	492,556
58,769	4.50%, 02/01/2036	30,158
282,000	7.97%, 02/01/2036(b)	130,766
	Uruguay Government International Bond
27,643,000	UYU, 8.50%, 03/15/2028	698,981
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
34,665,000	UYU, 9.75%, 07/20/2033	$ 944,044
43,778,000	UYU, 8.00%, 10/29/2035	1,090,438
1,227,000	5.10%, 06/18/2050	1,124,116
	Venezuela Government International Bond(i)
1,190,000	12.75%, 08/23/2022	597,975
850,000	11.75%, 10/21/2026	435,625
339,389	Zambia Government International Bond(b)(d) 5.75%, 06/30/2033	318,143
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 11.68% (Cost $166,916,868)		$165,443,611
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.11%
	A&D Mortgage Trust(b)
	Series 2023-NQM3 Class A1
673,626	6.73%, 07/25/2068(d)	675,916
	Series 2025-NQM2 Class A1
1,172,900	5.79%, 06/25/2070(e)	1,179,532
	Ajax Mortgage Loan Trust(b)(d)
	Series 2019-D Class A1
99,329	2.96%, 09/25/2065	95,772
	Series 2022-B Class A1
1,052,127	3.50%, 03/27/2062	1,018,119
1,725,000	ALA Trust(b)(c) Series 2025-OANA Class A 5.42%, 06/15/2040 1-mo. SOFR + 1.74%	1,729,313
	Angel Oak Mortgage Trust(b)
	Series 2021-3 Class A2
236,205	1.31%, 05/25/2066(e)	206,523
	Series 2022-5 Class A1
1,406,933	4.50%, 05/25/2067(d)	1,400,916
	Series 2023-1 Class A1
2,263,703	4.75%, 09/26/2067(d)	2,257,018
315,000	Arixa Mortgage Trust(b)(d) Series 2025-RTL1 Class A1 5.74%, 08/25/2030	315,809
	Arroyo Mortgage Trust(b)
	Series 2019-1 Class A1
68,159	3.81%, 01/25/2049(e)	66,476
	Series 2019-2 Class A1
269,568	3.35%, 04/25/2049(e)	262,289
	Series 2020-1 Class A3
1,810,000	3.33%, 03/25/2055	1,671,238
283,703	ATLX Trust(b)(d) Series 2024-RPL2 Class A1 3.85%, 04/25/2063	275,372

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	$ 415,757
1,629,000	Barclays Commercial Mortgage Securities Trust(b)(c) Series 2018-CBM Class A 4.97%, 07/15/2037 1-mo. SOFR + 1.30%	1,583,941
	BFLD Commercial Mortgage Trust(b)(c)
	Series 2025-660F Class B
250,000	5.47%, 11/15/2042 1-mo. SOFR + 1.80%	249,375
	Series 2025-660F Class C
220,000	5.82%, 11/15/2042 1-mo. SOFR + 2.15%	219,450
	BPR Trust(b)
	Series 2021-NRD Class B
130,000	5.80%, 12/15/2038(c) 1-mo. SOFR + 2.12%	129,243
	Series 2021-NRD Class C
145,000	6.10%, 12/15/2038(c) 1-mo. SOFR + 2.42%	143,966
	Series 2021-NRD Class D
90,000	7.40%, 12/15/2038(c) 1-mo. SOFR + 3.72%	89,275
	Series 2025-STAR Class A
150,000	4.62%, 11/05/2042(e)	148,723
47,553	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-2 Class A1 2.88%, 07/25/2049	46,752
	BX Trust(b)
	Series 2019-OC11 Class B
860,000	3.61%, 12/09/2041	815,271
	Series 2019-OC11 Class D
1,129,000	3.94%, 12/09/2041(e)	1,067,288
	Series 2022-AHP Class B
718,259	5.51%, 01/17/2039(c) 1-mo. SOFR + 1.84%	718,034
	Series 2022-CLS Class A
1,294,000	5.76%, 10/13/2027	1,298,662
	Series 2024-VLT4 Class A
415,000	5.16%, 06/15/2041(c) 1-mo. SOFR + 1.49%	412,406
	Series 2024-VLT5 Class B
105,000	5.41%, 11/13/2046(e)	106,136
	Series 2024-XL5 Class A
886,364	5.06%, 03/15/2041(c) 1-mo. SOFR + 1.39%	887,380
	Series 2025-DELC Class C
245,000	5.87%, 12/15/2042(c) 1-mo. SOFR + 2.20%	244,388
	Series 2025-ROIC Class C
1,034,577	5.22%, 03/15/2030(c) 1-mo. SOFR + 1.54%	1,025,550
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-VLT6 Class A
2,460,000	5.12%, 03/15/2042(c) 1-mo. SOFR + 1.44%	$ 2,443,088
	Series 2025-VLT7 Class A
900,000	5.37%, 07/15/2044(c) 1-mo. SOFR + 1.70%	896,063
	Series 2025-VLT7 Class B
790,000	5.67%, 07/15/2044(c) 1-mo. SOFR + 2.00%	785,309
1,220,000	CAFL Issuer LLC(b)(d) Series 2026-R1 Class A1 6.77%, 03/25/2036	1,217,059
545,000	Cardinal Mortgage Trust(b)(d) Series 2025-RTL1 Class A1 5.59%, 11/25/2030	545,841
1,540,000	CENT Trust(b)(e) Series 2025-CITY Class A 4.92%, 07/10/2040	1,551,044
365,875	Chase Mortgage Finance Corp(b)(e) Series 2016-SH2 Class M2 3.75%, 12/25/2045	341,792
	Citigroup Mortgage Loan Trust(b)(e)
	Series 2019-RP1 Class M2
185,000	4.00%, 01/25/2066	171,740
	Series 2025-INV1 Class A2
792,353	6.00%, 01/25/2055	800,772
111,576	COLT Mortgage Loan Trust(b)(d) Series 2023-4 Class A1 7.16%, 10/25/2068	112,364
	COMM Mortgage Trust(b)
	Series 2012-LTRT Class A2
53,556	3.40%, 10/05/2030	53,191
	Series 2024-CBM Class A2
200,000	5.87%, 12/10/2041(e)	200,558
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	242,416
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	82,562
	Series 2017-RPL1 Class A1
1,091,921	2.75%, 07/25/2057(e)	1,070,202
	Series 2021-RPL4 Class A1
132,650	4.15%, 12/27/2060(e)	132,184
460,000	DC Commercial Mortgage Trust(b)(e) Series 2023-DC Class C 7.14%, 09/12/2040	464,686

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Deephaven Residential Mortgage Trust(b)(e)
	Series 2022-1 Class A1
1,398,598	2.21%, 01/25/2067	$ 1,291,345
	Series 2025-INV1 Class A1
915,634	5.09%, 11/25/2060	912,993
	Ellington Financial Mortgage Trust(b)(e)
	Series 2019-2 Class A3
21,410	3.05%, 11/25/2059	20,867
	Series 2025-NQM2 Class A1
739,289	5.60%, 06/25/2070	742,173
1,058,000	ELM Trust(b)(e) Series 2024-ELM Class A10 5.41%, 06/10/2039	1,060,087
	Extended Stay America Trust(b)(c)
	Series 2025-ESH Class C
105,000	5.52%, 10/15/2042 1-mo. SOFR + 1.85%	105,164
	Series 2025-ESH Class D
105,000	6.27%, 10/15/2042 1-mo. SOFR + 2.60%	105,131
	Series 2025-ESH Class E
120,000	7.02%, 10/15/2042 1-mo. SOFR + 3.35%	120,150
	Series 2026-ESH2 Class C
138,695	5.27%, 02/15/2043 1-mo. SOFR + 1.60%	138,912
	Series 2026-ESH2 Class D
312,064	5.92%, 02/15/2043 1-mo. SOFR + 2.25%	312,747
	Series 2026-ESH2 Class E
302,157	6.57%, 02/15/2043 1-mo. SOFR + 2.90%	302,818
1,575,000	Fashion Show Mall LLC(b)(e) Series 2024-SHOW Class A 4.76%, 10/10/2041	1,584,461
820,000	Fontainebleau Miami Beach Mortgage Trust(b)(c) Series 2024-FBLU Class A 5.12%, 12/15/2039 1-mo. SOFR + 1.45%	819,744
73,251	GCAT Trust(b)(e) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	71,537
975,076	GITSIT Mortgage Loan Trust(b)(d) Series 2025-NPL2 Class A1 5.42%, 12/25/2055	968,584
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	GS Mortgage Securities Trust(e)
	Series 2013-G1 Class B
63,492	3.72%, 04/10/2031(b)	$ 63,369
	Series 2013-PEMB Class A
130,000	3.55%, 03/05/2033(b)	100,763
	Series 2013-PEMB Class D
430,000	3.55%, 03/05/2033(b)	2,150
	Series 2014-GC22 Class B
200,000	4.39%, 06/10/2047	163,142
1,355,000	Houston Galleria Mall Trust(b)(e) Series 2025-HGLR Class A 5.46%, 02/05/2045	1,384,768
1,790,000	Hudson Yards Mortgage Trust(b)(e) Series 2025-SPRL Class A 5.47%, 01/13/2040	1,831,649
1,323,425	Imperial Fund Mortgage Trust(b)(d) Series 2022-NQM3 Class A1 4.38%, 05/25/2067	1,318,939
1,400,000	IRV Trust(b)(e) Series 2025-200P Class B 5.44%, 03/14/2047	1,391,682
	JPMorgan Chase Commercial Mortgage Securities Trust(b)
	Series 2012-LC9 Class C
134,506	3.50%, 12/15/2047(e)	131,813
	Series 2024-OMNI Class A
1,535,000	5.80%, 10/05/2039(e)	1,548,998
	Series 2025-BMS Class A
400,000	5.27%, 01/15/2042(c) 1-mo. SOFR + 1.60%	399,000
	Series 2025-BMS Class B
300,000	5.67%, 01/15/2042(c) 1-mo. SOFR + 2.00%	299,250
	JPMorgan Mortgage Trust(b)(e)
	Series 2017-4 Class A13
1,597,645	3.50%, 11/25/2048	1,455,711
	Series 2025-NQM2 Class A1
964,150	5.57%, 09/25/2065	967,956
789,327	JPMorgan Seasoned Mortgage Trust(b)(e) Series 2024-1 Class A4 4.34%, 01/25/2063	771,746
	Legacy Mortgage Asset Trust(b)
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(e)	180,209
	Series 2021-GS4 Class A1
79,509	5.65%, 11/25/2060(d)	79,558

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
200,000	LEX Mortgage Trust(b)(e) Series 2024-BBG Class A 4.87%, 10/13/2033	$ 199,154
900,000	MetLife Securitization Trust(b)(e) Series 2017-1A Class M1 3.35%, 04/25/2055	815,794
	MFRA Trust(b)(d)
	Series 2022-INV1 Class A1
744,146	4.91%, 04/25/2066	735,295
	Series 2022-INV2 Class A1
996,983	4.95%, 07/25/2057	994,218
	Series 2022-NQM2 Class A1
232,054	4.00%, 05/25/2067	227,410
	Series 2024-NPL1 Class A1
451,161	6.33%, 09/25/2054	451,718
	Series 2024-NQM2 Class A1
943,034	5.27%, 08/25/2069	942,249
	Mill City Mortgage Loan Trust(b)(e)
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	559,914
	Series 2019-GS1 Class A1
71,039	2.75%, 07/25/2059	69,871
1,225,000	MIRA Trust(b) Series 2023-MILE Class A 6.75%, 06/10/2038	1,257,467
	Morgan Stanley BAML Trust
	Series 2012-CKSV Class A2
80,187	3.28%, 10/15/2030(b)	76,578
	Series 2013-C11 Class B
80,000	3.89%, 08/15/2046(e)	49,598
	Series 2013-C12 Class C
12,917	4.60%, 10/15/2046(e)	12,497
1,922,000	MSSG Trust(b) Series 2017-237P Class A 3.40%, 09/13/2039	1,836,335
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
877,580	4.00%, 03/25/2057(e)	850,593
	Series 2021-NQ2R Class A1
201,779	0.94%, 10/25/2058(e)	193,978
	Series 2022-NQM2 Class A1
2,298,088	3.85%, 03/27/2062(e)	2,168,429
	Series 2024-RTL1 Class A1
615,000	6.66%, 03/25/2039(d)	615,513
	Series 2026-INV2 Class A1
1,300,000	5.48%, 04/25/2061(e)	1,302,085
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2026-NQM3 Class A1
1,001,356	4.83%, 02/25/2066(e)	$ 991,880
	New York Mortgage Trust(b)
	Series 2022-CP1 Class A1
1,861,704	2.04%, 07/25/2061	1,749,144
	Series 2024-BPL2 Class A1
700,000	6.51%, 05/25/2039(d)	702,885
	Series 2024-BPL3 Class A1
279,920	5.27%, 09/25/2039(d)	279,865
	Series 2024-CP1 Class A1
1,696,944	3.75%, 02/25/2068(e)	1,569,757
	NYC Commercial Mortgage Trust(b)(e)
	Series 2025-299P Class A
1,280,000	5.66%, 02/10/2047	1,326,497
	Series 2025-300P Class A
2,155,000	4.88%, 07/13/2042	2,142,112
	Onslow Bay Financial LLC(b)
	Series 2023-NQM5 Class A1A
544,704	6.57%, 06/25/2063(d)	544,886
	Series 2024-HYB2 Class A1
611,911	3.70%, 04/25/2053(e)	609,059
	Series 2024-NQM9 Class A1
675,463	6.03%, 01/25/2064(d)	680,371
44,447	Palisades Mortgage Loan Trust(b)(d) Series 2021-RTL1 Class A1 3.49%, 06/25/2026	44,417
	PMT Loan Trust(b)(e)
	Series 2024-INV2 Class A1
695,657	6.00%, 12/25/2059	703,049
	Series 2025-INV7 Class A7
1,207,931	6.00%, 06/25/2056	1,219,234
	Preston Ridge Partners Mortgage Trust(b)(d)
	Series 2024-7 Class A1
221,808	5.87%, 11/25/2029	221,889
	Series 2025-2 Class A1
202,021	6.47%, 05/25/2030	201,544
	Series 2025-8 Class A1
714,158	5.39%, 10/25/2030	710,933
	Series 2026-1 Class A1
509,853	5.19%, 02/25/2031	504,470
	Series 2026-2 Class A1
539,181	5.09%, 02/25/2031	538,198
	Pretium Mortgage Credit Partners(b)
	Series 2024-RPL1 Class A1
1,390,988	3.90%, 10/25/2063(e)	1,327,299

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2025-NPL3 Class A1
402,604	6.71%, 04/25/2055(d)	$ 402,986
	Series 2025-NPL6 Class A1
377,593	5.74%, 06/25/2055(d)	378,174
	Series 2025-NPL8 Class A1
999,163	5.73%, 08/25/2055(d)	1,001,272
	Series 2026-NPL1 Class A1
131,563	5.18%, 01/25/2056(d)	130,498
	Series 2026-NPL2 Class A1
1,143,282	5.15%, 02/25/2056(d)	1,134,284
	Series 2026-NPL3 Class A1
1,435,096	4.97%, 02/25/2056(d)	1,423,331
	Series 2026-NPL4 Class A1
695,000	5.51%, 04/25/2056(d)	692,450
93,812	RCKT Mortgage Trust(b)(e) Series 2020-1 Class A1 3.00%, 02/25/2050	81,953
	RCO IX Mortgage LLC(b)(d)
	Series 2025-2 Class A1
1,117,775	6.51%, 04/25/2030	1,119,275
	Series 2025-4 Class A1
1,143,461	5.31%, 10/25/2030	1,142,567
483,769	RCO VIII Mortgage LLC(b)(d) Series 2025-3 Class A1 6.43%, 05/25/2030	484,266
2,460,000	RCO X Mortgage LLC(b)(d) Series 2026-1 Class A1 5.54%, 03/25/2031	2,452,373
1,415,000	RFR Trust(b)(e) Series 2025-SGRM Class A 5.38%, 03/11/2041	1,431,690
1,410,000	RIDE(b)(e) Series 2025-SHRE Class C 5.71%, 02/14/2047	1,433,733
815,000	ROC Mortgage Trust(b)(d) Series 2024-RTL1 Class A1 5.59%, 10/25/2039	816,134
	ROCK Trust(b)
	Series 2024-CNTR Class A
970,000	5.39%, 11/13/2041	986,090
	Series 2024-CNTR Class C
1,135,000	6.47%, 11/13/2041	1,169,575
190,000	TCO Commercial Mortgage Trust(b)(c) Series 2024-DPM Class A 4.92%, 12/15/2039 1-mo. SOFR + 1.24%	189,703
Principal Amount(a)		Fair Value
Non-Agency — (continued)
102,006	Toorak Mortgage Trust(b)(d) Series 2024-RRTL1 Class A1 6.60%, 02/25/2039	$ 102,073
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.91%, 07/25/2056(e)	597,503
	Series 2017-1 Class M1
620,562	3.75%, 10/25/2056(e)	613,209
	Series 2017-4 Class A2
1,241,583	3.00%, 06/25/2057(e)	1,184,640
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(e)	286,016
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(e)	145,257
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(e)	1,466,606
	Series 2019-2 Class A2
1,950,000	3.75%, 12/25/2058(e)	1,763,587
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(e)	816,705
	Series 2019-4 Class A1
128,820	2.90%, 10/25/2059(e)	123,816
	Series 2019-4 Class A2
1,535,000	3.25%, 10/25/2059(e)	1,403,187
	Series 2019-HY2 Class M1
925,000	5.39%, 05/25/2058(c) 1-mo. SOFR + 1.71%	925,741
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(e)	900,427
	TVC Mortgage Trust(b)(d)
	Series 2024-RRTL1 Class A1
850,000	5.55%, 07/25/2039	851,752
	Series 2026-RRTL1 Class A1
105,000	4.96%, 02/25/2041	104,476
	Series 2026-RRTL1 Class A2
100,000	5.32%, 02/25/2041	99,285
	VCAT LLC(b)(d)
	Series 2025-NPL3 Class A1
684,832	5.89%, 02/25/2055	685,682
	Series 2026-NPL1 Class A1
438,580	5.10%, 01/25/2056	436,127
	Series 2026-NPL2 Class A1
1,410,134	5.06%, 02/25/2056	1,403,783
	Verus Securitization Trust(b)(d)
	Series 2023-8 Class A1
398,480	6.26%, 12/25/2068	400,416
	Series 2025-7 Class A1
647,896	5.13%, 08/25/2070	647,114

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Visio Trust(b)
	Series 2019-2 Class A1
6,711	2.72%, 11/25/2054(e)	$ 6,685
	Series 2020-1R Class A1
350,405	1.31%, 11/25/2055	340,452
	Series 2020-1R Class A2
40,753	1.57%, 11/25/2055	39,537
	Series 2022-1 Class A2
636,203	5.85%, 08/25/2057(d)	634,877
135,000	Wells Fargo Commercial Mortgage Trust(e) Series 2016-C36 Class B 3.67%, 11/15/2059	127,968
	WFRBS Commercial Mortgage Trust
	Series 2013-C15 Class B
189,494	4.15%, 08/15/2046(e)	184,188
	Series 2014-C20 Class B
121,709	4.38%, 05/15/2047	105,275
		114,807,100
U.S. Government Agency — 5.57%
	Federal Home Loan Mortgage Corp
2,037,815	5.50%, 12/01/2052	2,054,060
1,620,277	5.50%, 01/01/2053	1,634,391
2,914,751	4.50%, 08/01/2053	2,835,524
4,776,971	5.00%, 12/01/2053	4,723,394
4,885,191	6.00%, 10/01/2054	4,989,867
5,339,331	6.00%, 12/01/2054	5,442,739
10,386,998	5.00%, 01/01/2055	10,251,568
11,768,730	5.50%, 01/01/2055	11,828,036
3,472,597	5.00%, 03/01/2055	3,427,410
3,584,255	5.50%, 10/01/2055	3,608,661
	Federal National Mortgage Association
4,001,345	3.00%, 05/01/2051	3,521,588
1,311,701	5.00%, 10/01/2052	1,300,624
1,887,697	4.50%, 11/01/2052	1,829,275
895,554	5.00%, 11/01/2052	887,577
4,523,598	4.00%, 03/01/2053	4,277,676
1,043,662	5.50%, 07/01/2053	1,051,850
1,500,960	4.50%, 08/01/2053	1,453,499
2,435,265	5.50%, 08/01/2053	2,455,734
4,483,107	6.00%, 10/01/2053	4,588,718
2,128,437	6.00%, 08/01/2054	2,170,717
3,305,490	6.00%, 01/01/2055	3,374,029
1,329,633	4.00%, 03/01/2055	1,259,383
		78,966,320
TOTAL MORTGAGE-BACKED SECURITIES — 13.68% (Cost $195,101,298)		$193,773,420
Principal Amount(a)		Fair Value
MUNICIPAL BONDS AND NOTES
1,085,000	Tobacco Settlement Financing Corp Series A-1, RB 6.71%, 06/01/2046	$ 845,089
TOTAL MUNICIPAL BONDS AND NOTES — 0.06% (Cost $1,081,469)		$845,089
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
35,945,000	4.00%, 03/31/2030(m)	36,074,178
1,705,000	3.88%, 07/31/2030	1,702,136
88,482,000	3.50%, 11/30/2030	86,854,072
6,115,000	4.25%, 02/15/2054	5,477,702
4,000,000	4.63%, 05/15/2054	3,813,906
5,850,000	4.50%, 11/15/2054	5,465,180
8,915,000	4.63%, 02/15/2055	8,503,029
TOTAL U.S. TREASURY BONDS AND NOTES — 10.44% (Cost $149,343,633)		$147,890,203
Shares
COMMON STOCK
Communications — 0.02%
11,711	Altice France SA(n)	192,891
95,643	Optimum Communications Inc Class A(n)	124,336
		317,227
Consumer, Non-Cyclical — 0.10%
24,250	BioMarin Pharmaceutical Inc(n)	1,369,882
5,681	Lannett Co Inc(n)(o)	6,309
662	Rising Tide Holdings Inc(n)	1,490
		1,377,681
Financial — 0.00%(p)
1,200	Country Garden Holdings Co Ltd(n)	49
92,058	Kaisa Group Holdings Ltd(n)	1,045
5,787	Modivcare Inc(n)	31,829
650	NMG Parent LLC(n)(o)	1,300
27,229	Sunac China Holdings Ltd(n)	3,699
88,317	Times China Holdings Ltd(n)	835
54,029	Yuzhou Group Holdings Co Ltd(n)	1,096
		39,853

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — 0.01%
67,239	Kloeckner Pentaplast of America(n)	$ 91,319
TOTAL COMMON STOCK — 0.13% (Cost $4,024,424)		$1,826,080
CONVERTIBLE PREFERRED STOCK
Basic Materials — 0.01%
1,200	Albemarle Corp 7.25%	85,859
Financial — 0.06%
909,000	Charles Schwab Corp Series H 4.00%	840,859
Technology — 0.00%(p)
1,850	Oracle Corp 6.50%	85,045
TOTAL CONVERTIBLE PREFERRED STOCK — 0.07% (Cost $990,355)		$1,011,763
PREFERRED STOCK
Financial — 0.01%
1,150	Apollo Global Management Inc	67,503
Utilities — 0.02%
6,616	PG&E Corp	285,487
TOTAL PREFERRED STOCK — 0.03% (Cost $356,494)		$352,990
RIGHTS
Communications — 0.00%(p)
342	Altice France SA(n)	4,941
TOTAL RIGHTS — 0.00%(p) (Cost $17,726)		$4,941
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,685,501	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(q), 3.60%(r)	$ 17,685,501
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.25% (Cost $17,685,501)		$17,685,501
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.73%
	U.S. Treasury Bills(k)
3,508,000	3.56%, 07/02/2026	3,476,372
6,962,000	3.57%, 07/16/2026	6,889,519
TOTAL SHORT TERM INVESTMENTS — 0.73% (Cost $10,365,891)		$10,365,891
TOTAL INVESTMENTS — 98.92% (Cost $1,411,930,083)		$1,401,098,656
OTHER ASSETS & LIABILITIES, NET — 1.08%		$15,278,676
TOTAL NET ASSETS — 100.00%		$1,416,377,332

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $614,594,975, representing 43.39% of net assets.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(f)	All or a portion of this position has not settled as of March 31, 2026. The interest rate shown represents the stated spread over the Secured Overnight Financing Rate ("SOFR") or the applicable SOFR floor; the Fund will not accrue interest until the settlement date, at which point the SOFR will be established.
(g)	All or a portion of the security is on loan as of March 31, 2026.
(h)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(i)	Security in default.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Non-income producing security.
(o)	Security is fair valued using significant unobservable inputs.
(p)	Represents less than 0.005% of net assets.
(q)	Collateral received for securities on loan.
(r)	Rate shown is the 7-day yield as of March 31, 2026.
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	201	USD	22,320	Jun 2026	$(435,177)
U.S. 5 Year Treasury Note Futures	4,358	USD	471,447	Jun 2026	(6,731,488)
Short
U.S. 10 Year Treasury Ultra Futures	1,397	USD	158,581	Jun 2026	3,557,810
U.S. 2 Year Treasury Note Futures	32	USD	6,638	Jun 2026	48,128
U.S. Long Bond Futures	84	USD	9,566	Jun 2026	314,904
U.S. Ultra Bond Futures	152	USD	17,718	Jun 2026	423,276
				Net Depreciation	$(2,822,547)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
BA	USD	1,264,001	EUR	1,086,000	06/17/2026	$4,125
					Net Appreciation	$4,125

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER MULTI-SECTOR BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount (000)(a)		Value	Upfront Payments/ Receipts	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation	Implied Credit Spread(b)	Receive Frequency	Pay Frequency
Sell Credit Protection
CDX.NA.HY.46-V1(c)	USD	6,840	$327,942	$267,008	5.00%	06/20/2031	$60,934	3.86%	Quarterly	-
			$327,942	$267,008		Net Appreciation	$60,934
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, are utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	Based on an index of North American high yield bonds with investment grade credit ratings that trade in the credit default swap market.
Abbreviations
BA	Bank of America Corp
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	Euro Dollar
MXN	Mexican Peso
MYR	Malaysian Ringgit
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.96%
$ 250,000	Allegro XII Ltd(a)(b) Series 2020-1A Class A1R 5.11%, 07/21/2037 3-mo. SOFR + 1.44%	$ 250,174
550,000	AmeriCredit Automobile Receivables Trust Series 2023-2 Class C 6.00%, 07/18/2029	561,889
274,624	Angel Oak Mortgage Trust (a)(b) Series 2025-HB1 Class A1 5.46%, 02/25/2055 1-mo. SOFR + 1.80%	275,643
700,000	Bain Capital Credit Ltd(a)(b) Series 2022-2A Class A1R 4.82%, 04/22/2035 3-mo. SOFR + 1.15%	699,166
	Bank of America Auto Trust(a)
	Series 2023-2A Class A4
351,000	5.66%, 11/15/2029	355,857
	Series 2024-1A Class A3
358,030	5.35%, 11/15/2028	360,415
499,089	Battalion X Ltd(a)(b) Series 2016-10A Class A1R3 4.81%, 01/24/2035 3-mo. SOFR + 1.14%	498,839
	Birch Grove Ltd(a)(b)
	Series 2021-2A Class A1R
400,000	5.07%, 10/19/2037 3-mo. SOFR + 1.40%	399,812
	Series 2024-8A Class A1
600,000	5.30%, 04/20/2037 3-mo. SOFR + 1.63%	600,240
555,987	BRAVO Residential Funding Trust(a)(b) Series 2025-HE1 Class A1 5.01%, 09/25/2072 1-mo. SOFR + 1.35%	556,226
765,000	Capital One Prime Auto Receivables Trust Series 2025-1 Class A3 3.85%, 07/15/2030	761,088
	Carmax Auto Owner Trust
	Series 2025-2 Class A2A
852,651	4.59%, 07/17/2028	854,196
	Series 2026-1 Class A2A
645,000	3.87%, 04/16/2029	643,889
	Series 2026-1 Class A3
516,000	4.04%, 03/17/2031	514,178
1,540,000	Cathedral Lake VIII Ltd(a)(b) Series 2021-8A Class A1R 4.80%, 01/20/2035 3-mo. SOFR + 1.13%	1,538,628
48,724	CCG Receivables Trust(a) Series 2023-1 Class A2 5.82%, 09/16/2030	48,839
	Chase Auto Owner Trust(a)
	Series 2024-1A Class A3
537,464	5.13%, 05/25/2029	541,461
	Series 2025-1A Class A3
822,000	4.29%, 06/25/2030	823,694
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,370,000	CIFC Funding I Ltd(a)(b) Series 2020-1A Class A1R 5.08%, 07/15/2036 3-mo. SOFR + 1.41%	$ 1,369,755
200,107	Citizens Auto Receivables Trust(a) Series 2024-1 Class A3 5.11%, 04/17/2028	200,891
692,000	Corporate One Auto Receivables Trust(a) Series 2026-1A Class A2 4.13%, 09/15/2028	691,144
	Elevation Ltd(a)(b)
	Series 2018-10A Class AR
1,054	4.59%, 10/20/2031 3-mo. SOFR + 0.92%	1,054
	Series 2021-13A Class A1R
500,000	4.73%, 07/15/2034 3-mo. SOFR + 1.06%	499,548
	Elmwood Ltd(a)(b)
	Series 2019-3A Class A1RR
650,000	5.05%, 07/18/2037 3-mo. SOFR + 1.38%	649,718
	Series 2024-3A Class A
800,000	5.19%, 04/18/2037 3-mo. SOFR + 1.52%	800,079
	Series 2024-9RA Class AR
500,000	5.05%, 10/21/2037 3-mo. SOFR + 1.38%	500,020
139,219	FIGRE Trust(a)(c) Series 2025-FL2 Class A1 5.05%, 11/25/2055	138,409
	Ford Credit Auto Owner Trust
	Series 2022-C Class A4
194,510	4.59%, 12/15/2027	194,689
	Series 2024-A Class A3
1,627,510	5.09%, 12/15/2028	1,638,647
	GM Financial Consumer Automobile Receivables Trust
	Series 2022-3 Class A4
696,502	3.71%, 12/16/2027	696,020
	Series 2024-1 Class A3
386,342	4.85%, 12/18/2028	387,840
728,000	GM Financial Revolving Receivables Trust(a) Series 2024-1 Class A 4.98%, 12/11/2036	741,519
	GoldenTree Loan Management US Ltd(a)(b)
	Series 2021-11A Class AR
2,000,000	4.75%, 10/20/2034 3-mo. SOFR + 1.08%	1,998,334
	Series 2021-9A Class AR
500,000	5.17%, 04/20/2037 3-mo. SOFR + 1.50%	500,000
178,599	GS Mortgage-Backed Securities Trust(a)(c) Series 2025-CES2 Class A1 5.18%, 09/25/2055	178,003

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 800,000	HalseyPoint Ltd(a)(b) Series 2021-4A Class A 5.15%, 04/20/2034 3-mo. SOFR + 1.48%	$ 799,292
1,165,000	Harley-Davidson Motorcycle Trust Series 2025-A Class A3 4.67%, 04/15/2030	1,173,171
	Honda Auto Receivables Owner Trust
	Series 2023-2 Class A3
234,680	4.93%, 11/15/2027	235,260
	Series 2025-4 Class A2A
1,587,000	4.04%, 06/15/2028	1,587,854
	Series 2026-1 Class A2A
2,335,000	3.71%, 09/21/2028	2,326,997
	Hyundai Auto Receivables Trust
	Series 2024-A Class A3
505,965	4.99%, 02/15/2029	508,892
	Series 2024-C Class A3
368,000	4.41%, 05/15/2029	369,319
	Series 2025-B Class A3
587,000	4.36%, 12/17/2029	589,215
	Series 2025-C Class A2B
1,687,000	4.02%, 07/17/2028(b) 1-mo. SOFR + 0.35%	1,686,364
	Series 2026-A Class A2B
1,452,000	4.01%, 02/15/2029(b) 1-mo. SOFR + 0.34%	1,450,898
	JPMorgan Mortgage Trust(a)
	Series 2023-HE2 Class A1
252,925	5.37%, 03/20/2054(b) 1-mo. SOFR + 1.70%	253,391
	Series 2024-CES1 Class A1A
213,090	5.92%, 06/25/2054(c)	214,052
1,100,000	Madison Park Funding L Ltd(a)(b) Series 2021-50A Class AR 4.63%, 04/19/2034 3-mo. SOFR + 0.97%	1,097,559
610,000	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A1R 5.03%, 07/16/2037 3-mo. SOFR + 1.36%	610,383
500,000	Magnetite XL Ltd(a)(b) Series 2024-40A Class A1 5.12%, 07/15/2037 3-mo. SOFR + 1.45%	500,583
500,000	Neuberger Berman XVII Ltd(a)(b) Series 2014-17A Class AR3 5.07%, 07/22/2038 3-mo. SOFR + 1.40%	500,168
284,000	Nissan Auto Receivables Owner Trust Series 2025-B Class A2A 4.00%, 07/17/2028	284,068
Principal Amount		Fair Value
Non-Agency — (continued)
$ 429,000	Oaktree Ltd(a)(b) Series 2021-1A Class A1R 5.02%, 01/15/2038 3-mo. SOFR + 1.35%	$ 428,793
332,000	OCCU Auto Receivables (a) Series 2025-1A Class A3 4.81%, 11/15/2029	334,056
2,780,000	Octagon Investment Partners Ltd(a)(b) Series 2020-5A Class ARR 4.79%, 04/15/2037 3-mo. SOFR + 1.12%	2,761,488
235,871	PK Alift Loan Funding LP(a) Series 2025-2 Class A 4.75%, 03/15/2043	234,705
500,000	Sandstone Peak III Ltd(a)(b) Series 2024-1A Class A1 5.30%, 04/25/2037 3-mo. SOFR + 1.63%	500,316
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class B
516,072	5.77%, 12/15/2028	519,479
	Series 2023-4 Class C
300,000	6.04%, 12/15/2031	306,276
	Series 2023-3 Class B
175,660	5.61%, 07/17/2028	175,996
500,000	Signal Peak Ltd(a)(b) Series 2018-5A Class A!R 5.22%, 04/25/2037 3-mo. SOFR + 1.55%	500,077
500,000	Sound Point XXVI Ltd(a)(b) Series 2020-1A Class AR 5.10%, 07/20/2034 3-mo. SOFR + 1.43%	499,439
500,000	Sound Point XXXII Ltd(a)(b) Series 2021-4A Class AR 4.96%, 10/25/2034 3-mo. SOFR + 1.03%	499,784
492,408	Symphony XXIII Ltd(a)(b) Series 2020-23A Class AR2 4.57%, 01/15/2034 3-mo. SOFR + 0.90%	492,218
3,075,000	TCW Ltd(a)(b) Series 2020-1A Class A1R3 4.72%, 04/20/2034 3-mo. SOFR + 1.05%	3,070,437
	Toyota Auto Receivables Owner Trust
	Series 2023-B Class A3
127,023	4.71%, 02/15/2028	127,387
	Series 2024-A Class A3
854,035	4.83%, 10/16/2028	857,720
	Series 2025-D Class A2B
971,000	3.99%, 08/15/2028(b) 1-mo. SOFR + 0.32%	971,195
	Series 2026-A Class A3
462,000	3.86%, 09/16/2030	458,942
704,463	Volkswagen Auto Loan Enhanced Trust Series 2025-1 Class A2A 4.51%, 01/20/2028	705,472

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 327,292	Voya Ltd(a)(b) Series 2019-3A Class AR 5.01%, 10/17/2032 3-mo. SOFR + 1.34%	$ 327,995
400,000	Wise Ltd(a)(b) Series 2024-2A Class A 5.13%, 07/15/2037 3-mo. SOFR + 1.46%	399,807
1,069,000	World Omni Auto Receivables Trust Series 2026-A Class A3 3.86%, 05/15/2031	1,059,939
360,000	Zais Ltd(a)(b) Series 2020-16A Class A1R2 4.80%, 10/20/2034 3-mo. SOFR + 1.13%	358,421
TOTAL ASSET-BACKED SECURITIES — 8.96% (Cost $51,294,012)		$51,247,312
CORPORATE BONDS AND NOTES
Basic Materials — 0.66%
615,000	Anglo American Capital PLC(a) 4.63%, 03/19/2031	607,959
558,000	Celanese US Holdings LLC(d) 1.40%, 08/05/2026	550,015
	Georgia-Pacific LLC(a)
314,000	4.40%, 06/30/2028	314,361
1,235,000	2.30%, 04/30/2030(d)	1,132,755
706,000	Glencore Funding LLC(a) 6.13%, 10/06/2028	730,651
429,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	435,716
		3,771,457
Communications — 3.31%
250,000	Airbnb Inc 4.65%, 03/16/2031	249,437
	Alphabet Inc
755,000	4.10%, 11/15/2030	749,854
630,000	4.10%, 02/15/2031	625,622
	Amazon.com Inc
340,000	4.10%, 11/20/2030	336,016
525,000	4.25%, 03/13/2031	521,131
	CCO Holdings LLC / CCO Holdings Capital Corp(a)
98,000	5.13%, 05/01/2027	97,889
1,325,000	5.00%, 02/01/2028	1,314,122
1,855,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.20%, 03/15/2028	1,838,799
1,220,000	Cipher Compute LLC(a) 7.13%, 11/15/2030	1,263,955
500,000	Cox Communications Inc 6.80%, 08/01/2028	520,171
Principal Amount		Fair Value
Communications — (continued)
$ 1,255,000	Meta Platforms Inc 4.20%, 11/15/2030	$ 1,242,822
	Motorola Solutions Inc
448,000	4.85%, 08/15/2030	451,117
390,000	2.30%, 11/15/2030	351,527
3,080,000	Netflix Inc(a) 5.38%, 11/15/2029	3,180,921
495,000	Omnicom Group Inc 4.20%, 03/02/2029	489,749
	Paramount Global
220,000	3.70%, 06/01/2028	212,843
73,000	4.20%, 06/01/2029	69,709
1,159,000	Rogers Communications Inc 5.00%, 02/15/2029	1,170,956
3,650,000	Sprint Capital Corp 6.88%, 11/15/2028	3,859,177
385,000	SV RNO Property Owner 1 LLC(a) 5.88%, 03/01/2031	380,570
		18,926,387
Consumer, Cyclical — 5.20%
1,695,000	7-Eleven Inc(a) 1.30%, 02/10/2028	1,598,848
883,000	Alimentation Couche-Tard Inc(a) 3.55%, 07/26/2027	872,806
1,029,000	AS Mileage Plan IP Ltd(a) 5.02%, 10/20/2029	1,018,598
614,000	Brunswick Corp 2.40%, 08/18/2031	532,403
	Carnival Corp(a)
3,005,000	4.00%, 08/01/2028	2,934,316
715,000	5.13%, 05/01/2029	709,839
1,562,000	5.75%, 03/15/2030	1,574,390
4,085,000	Dick's Sporting Goods Inc(a) 4.00%, 10/01/2029	3,974,796
2,193,000	DR Horton Inc 1.30%, 10/15/2026	2,160,894
	General Motors Financial Co Inc
1,656,000	1.50%, 06/10/2026	1,646,343
2,470,000	5.40%, 05/08/2027	2,491,750
170,000	4.20%, 10/27/2028	168,249
1,190,000	Hasbro Inc 4.65%, 03/12/2031	1,175,149
	Hyatt Hotels Corp
1,236,000	5.75%, 01/30/2027	1,246,824
574,000	5.05%, 03/30/2028	578,772
	Hyundai Capital America(a)
3,908,000	5.30%, 01/08/2029	3,961,485
356,000	5.35%, 03/19/2029	362,513
578,000	Las Vegas Sands Corp 3.50%, 08/18/2026	574,929
335,000	Marriott International Inc 4.00%, 04/15/2028	332,269
449,000	Tapestry Inc 5.10%, 03/11/2030	453,663
	Toll Brothers Finance Corp
80,000	4.35%, 02/15/2028	79,657

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 583,000	3.80%, 11/01/2029	$ 567,106
345,000	United Airlines Inc(a) 4.63%, 04/15/2029	338,488
438,000	Walmart Inc(d) 4.35%, 04/28/2030	442,204
		29,796,291
Consumer, Non-Cyclical — 8.63%
950,000	AbbVie Inc 4.13%, 03/15/2031	936,215
	Amgen Inc
1,329,000	5.15%, 03/02/2028	1,348,476
655,000	5.25%, 03/02/2030	672,577
	Ashtead Capital Inc(a)
1,120,000	1.50%, 08/12/2026	1,107,306
1,235,000	4.38%, 08/15/2027	1,227,805
	BAT Capital Corp
5,175,000	4.91%, 04/02/2030	5,230,898
480,000	6.34%, 08/02/2030	512,390
655,000	Biogen Inc 2.25%, 05/01/2030	598,296
2,902,000	Block Inc 2.75%, 06/01/2026	2,888,769
162,000	Bunge Ltd Finance Corp 3.20%, 04/21/2031	151,097
	CVS Health Corp
2,974,000	5.40%, 06/01/2029	3,044,573
210,000	1.88%, 02/28/2031	183,345
	GE HealthCare Technologies Inc
275,000	4.15%, 12/15/2028	273,204
149,000	4.80%, 08/14/2029	150,354
1,365,000	Haleon US Capital LLC 3.38%, 03/24/2027	1,351,652
	HCA Inc
1,653,000	3.13%, 03/15/2027	1,631,766
828,000	5.20%, 06/01/2028	840,457
	Icon Investments Six Designated Activity Co
275,000	5.81%, 05/08/2027	276,391
200,000	5.85%, 05/08/2029	203,923
1,073,000	Illumina Inc 4.65%, 09/09/2026	1,073,132
800,000	IQVIA Inc 5.70%, 05/15/2028	815,487
1,395,000	JBS NV / JBS USA Foods Group Holdings Inc / JBS USA Food Co Holdings 3.00%, 02/02/2029	1,338,101
71,000	Kellanova 7.45%, 04/01/2031	80,059
840,000	Keurig Dr Pepper Inc 2.25%, 03/15/2031	741,982
	Mars Inc(a)
2,680,000	4.60%, 03/01/2028	2,696,150
2,015,000	4.80%, 03/01/2030	2,036,206
37,000	4.65%, 04/20/2031	37,258
200,000	McCormick & Co Inc 4.15%, 02/15/2029	198,059
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 4,130,000	Medline Borrower LP(a) 3.88%, 04/01/2029	$ 3,995,205
3,310,000	Mondelez International Holdings Netherlands BV(a) 1.25%, 09/24/2026	3,264,136
	Novartis Capital Corp
1,095,000	4.10%, 11/05/2030	1,082,803
970,000	4.40%, 03/18/2031	969,792
	Philip Morris International Inc
899,000	4.88%, 02/13/2029	912,388
814,000	4.63%, 11/01/2029	821,162
1,115,000	5.13%, 02/15/2030	1,137,680
465,000	4.00%, 10/29/2030	455,147
1,310,000	Regeneron Pharmaceuticals Inc 1.75%, 09/15/2030	1,161,133
	Royalty Pharma PLC
825,000	2.20%, 09/02/2030	743,063
1,090,000	4.45%, 03/25/2031	1,075,569
655,000	S&P Global Inc 2.50%, 12/01/2029	614,992
1,500,000	Teva Pharmaceutical Finance Netherlands III BV 6.75%, 03/01/2028	1,537,365
		49,416,363
Energy — 1.62%
1,512,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	1,505,386
1,310,000	Coterra Energy Operating Co 3.90%, 05/15/2027	1,294,280
627,000	Diamondback Energy Inc 5.15%, 01/30/2030	639,765
683,000	Enbridge Inc 1.60%, 10/04/2026	673,864
	Energy Transfer LP
1,655,000	6.05%, 12/01/2026	1,670,236
16,000	5.25%, 07/01/2029	16,350
83,000	EQT Corp(a) 3.13%, 05/15/2026	82,833
827,000	ONEOK Inc 5.55%, 11/01/2026	831,793
	South Bow USA Infrastructure Holdings LLC
764,000	4.91%, 09/01/2027	767,070
223,000	5.03%, 10/01/2029	224,437
275,000	Targa Resources Corp 4.35%, 04/15/2031	269,214
877,000	Venture Global Calcasieu Pass LLC(a) 6.25%, 01/15/2030	897,015
387,000	Viper Energy Partners LLC 4.90%, 08/01/2030	386,745
		9,258,988
Financial — 18.03%
1,150,000	ABN AMRO Bank NV(a) 6.34%, 09/18/2027	1,159,779

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 665,000	AEGON Funding Co LLC(a) 5.50%, 04/16/2027	$ 670,848
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
3,082,000	2.45%, 10/29/2026	3,048,051
1,157,000	6.10%, 01/15/2027	1,169,598
150,000	4.13%, 02/28/2029	147,971
708,000	Air Lease Corp 5.30%, 06/25/2026	709,250
774,000	Aircastle Ltd(a) 6.50%, 07/18/2028	802,450
	American Express Co
824,000	5.39%, 07/28/2027	826,174
841,000	5.10%, 02/16/2028	845,579
306,000	4.73%, 04/25/2029	307,934
	American Tower Corp REIT
1,800,000	2.75%, 01/15/2027	1,777,139
220,000	4.90%, 03/15/2030	221,987
	Ares Capital Corp
1,186,000	2.15%, 07/15/2026	1,176,187
658,000	7.00%, 01/15/2027	666,884
865,000	Arthur J Gallagher & Co 4.85%, 12/15/2029	874,241
3,690,000	Athene Global Funding(a) 1.73%, 10/02/2026	3,639,236
494,000	Aviation Capital Group LLC(a) 5.38%, 07/15/2029	501,736
593,000	Avolon Holdings Funding Ltd(a) 5.75%, 11/15/2029	607,611
1,200,000	Banco Bilbao Vizcaya Argentaria SA 5.38%, 03/13/2029	1,232,211
3,600,000	Banco Santander SA 1.72%, 09/14/2027	3,554,067
	Bank of America Corp
2,095,000	8.05%, 06/15/2027	2,176,224
5,833,000	6.20%, 11/10/2028	5,992,202
440,000	Bank of New York Mellon Corp 4.73%, 04/20/2029	443,130
	Banque Federative du Credit Mutuel SA(a)
1,390,000	1.60%, 10/04/2026	1,371,050
435,000	4.54%, 01/15/2031	428,983
320,000	Barclays PLC 5.37%, 02/25/2031	325,558
417,000	Blackstone Private Credit Fund 3.25%, 03/15/2027	406,571
2,440,000	Brown & Brown Inc 4.70%, 06/23/2028	2,447,061
	CaixaBank SA(a)
435,000	4.63%, 07/03/2029	435,718
430,000	5.67%, 03/15/2030	441,791
	Capital One Financial Corp
1,255,000	4.49%, 09/11/2031	1,232,240
1,200,000	4.72%, 01/30/2032	1,181,801
1,180,000	Citibank NA 4.91%, 05/29/2030	1,198,396
Principal Amount		Fair Value
Financial — (continued)
	Citigroup Inc
$ 2,069,000	4.44%, 06/09/2027(b) 1-day SOFR + 0.77%	$ 2,069,999
2,190,000	4.50%, 09/11/2031	2,165,108
2,073,000	CNO Global Funding(a) 1.75%, 10/07/2026	2,046,763
1,319,000	Corebridge Financial Inc 3.65%, 04/05/2027	1,307,040
380,000	Credit Agricole SA(a) 5.34%, 01/10/2030	386,803
1,707,000	Crown Castle Inc REIT 4.90%, 09/01/2029	1,716,481
1,042,000	Danske Bank A/S(a) 1.55%, 09/10/2027	1,028,934
927,000	Deutsche Bank AG 2.31%, 11/16/2027	914,360
410,000	Equinix Asia Financing Corp Pte Ltd REIT 4.40%, 03/15/2031	401,347
1,200,000	Equinix Inc REIT 2.90%, 11/18/2026	1,189,072
1,250,000	Equitable America Global Funding(a) 4.30%, 12/15/2028	1,239,780
343,000	F&G Annuities & Life Inc 6.50%, 06/04/2029	344,433
550,000	Federation des Caisses Desjardins du Quebec(a) 4.57%, 08/26/2030	547,144
	Fifth Third Bancorp
816,000	6.34%, 07/27/2029	845,919
12,000	4.90%, 09/06/2030	12,040
829,000	First-Citizens Bank & Trust Co 6.13%, 03/09/2028	849,893
560,000	Gabx Leasing LLC(a) 4.63%, 04/15/2031	552,056
6,820,000	Goldman Sachs Group Inc 4.15%, 10/21/2029	6,756,360
	ING Groep NV
1,130,000	6.08%, 09/11/2027	1,137,026
590,000	4.86%, 03/25/2029	593,696
1,500,000	Jane Street Group / JSG Finance Inc(a) 4.50%, 11/15/2029	1,453,812
745,000	Jefferies Financial Group Inc(d) 4.50%, 09/15/2026	742,635
	JPMorgan Chase & Co
1,986,000	1.47%, 09/22/2027	1,958,822
1,649,000	5.04%, 01/23/2028	1,657,364
755,000	4.26%, 10/22/2031	743,207
750,000	4.35%, 01/22/2032	739,416
	Lloyds Banking Group PLC
1,384,000	5.46%, 01/05/2028	1,394,210
1,076,000	4.82%, 06/13/2029	1,082,394
539,000	5.72%, 06/05/2030	556,602
	LPL Holdings Inc
1,137,000	4.63%, 11/15/2027(a)	1,128,682
323,000	6.75%, 11/17/2028	338,407
330,000	4.00%, 03/15/2029(a)	320,457

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 254,000	Macquarie Airfinance Holdings Ltd(a) 5.15%, 03/17/2030	$ 252,701
	Morgan Stanley
3,489,000	3.95%, 04/23/2027	3,468,321
676,000	5.12%, 02/01/2029	683,393
569,000	4.99%, 04/12/2029	574,216
1,100,000	4.13%, 10/18/2029	1,087,238
325,000	4.49%, 01/16/2032	319,536
480,000	4.71%, 03/12/2032	476,768
1,000,000	Morgan Stanley Bank NA 4.95%, 01/14/2028	1,004,006
306,000	Nationwide Building Society(a) 4.65%, 07/14/2029	306,276
895,000	NatWest Markets PLC(a) 4.41%, 11/06/2030	882,780
1,737,000	PNC Bank NA 4.05%, 07/26/2028	1,721,551
1,340,000	Santander Holdings USA Inc 2.49%, 01/06/2028	1,317,302
750,000	Skandinaviska Enskilda Banken AB(a)(d) 4.38%, 03/12/2031	743,681
1,648,000	Toronto-Dominion Bank 5.53%, 07/17/2026	1,654,947
430,000	Truist Bank 4.63%, 09/17/2029	426,309
2,499,000	Truist Financial Corp 6.05%, 06/08/2027	2,505,295
	VICI Properties LP / VICI Note Co Inc REIT(a)
698,000	4.50%, 09/01/2026	697,184
879,000	3.75%, 02/15/2027	872,307
1,480,000	VICI Properties LP REIT(a) 3.88%, 02/15/2029	1,438,272
849,000	Wells Fargo & Co 4.81%, 07/25/2028	852,524
1,650,000	Willis North America Inc 4.65%, 06/15/2027	1,652,722
		103,177,249
Industrial — 4.82%
370,000	Amphenol Corp 3.90%, 11/15/2028	367,252
320,000	AptarGroup Inc 4.75%, 03/30/2031	317,140
2,085,000	Avolon Holdings Funding Ltd(a) 4.90%, 10/10/2030	2,070,474
	BAE Systems PLC(a)
819,000	5.00%, 03/26/2027	824,340
3,760,000	5.13%, 03/26/2029	3,837,235
	Berry Global Inc
1,205,000	1.65%, 01/15/2027	1,179,784
101,000	5.50%, 04/15/2028	102,971
	Boeing Co
181,000	6.26%, 05/01/2027	184,125
4,119,000	6.30%, 05/01/2029	4,324,273
114,000	2.95%, 02/01/2030	107,282
1,310,000	5.15%, 05/01/2030	1,331,929
Principal Amount		Fair Value
Industrial — (continued)
$ 475,000	Eaton Corp 4.20%, 03/06/2031	$ 468,127
350,000	General Electric Co 4.30%, 07/29/2030	349,161
919,000	Graphic Packaging International LLC(a) 1.51%, 04/15/2026	917,677
705,000	Honeywell Aerospace Inc(a) 4.30%, 03/16/2031	697,375
2,437,000	Howmet Aerospace Inc 3.00%, 01/15/2029	2,350,905
827,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 5.75%, 05/24/2026	827,611
677,000	Regal Rexnord Corp 6.05%, 04/15/2028	694,365
203,000	Republic Services Inc 5.00%, 11/15/2029	207,386
1,152,000	SMBC Aviation Capital Finance Designated Activity Co(a) 5.30%, 04/03/2029	1,169,530
3,600,000	Spirit AeroSystems Inc 4.60%, 06/15/2028	3,600,983
1,690,000	Vertiv Group Corp(a) 4.13%, 11/15/2028	1,664,273
		27,594,198
Technology — 3.38%
	Broadcom Inc
1,067,000	5.05%, 07/12/2029	1,089,060
1,080,000	4.60%, 07/15/2030	1,085,373
790,000	4.20%, 10/15/2030	780,820
825,000	Fiserv Inc 5.45%, 03/02/2028	836,718
	Foundry JV Holdco LLC(a)
880,000	5.90%, 01/25/2030	910,710
400,000	5.50%, 01/25/2031	408,430
262,000	6.15%, 01/25/2032	273,524
1,922,000	Hewlett Packard Enterprise Co 4.55%, 10/15/2029	1,912,449
	Marvell Technology Inc
1,138,000	1.65%, 04/15/2026	1,136,730
919,000	5.75%, 02/15/2029	948,848
2,114,000	MSCI Inc(a) 4.00%, 11/15/2029	2,053,347
	Oracle Corp
1,155,000	4.55%, 02/04/2029	1,140,403
285,000	4.45%, 09/26/2030	274,649
640,000	4.95%, 02/04/2031	626,202
686,000	Paychex Inc 5.10%, 04/15/2030	692,149
695,000	Salesforce Inc 4.50%, 03/15/2028	695,179
1,046,000	ServiceNow Inc 1.40%, 09/01/2030	907,603
	Synopsys Inc
310,000	4.65%, 04/01/2028	311,137
1,136,000	4.85%, 04/01/2030	1,144,355

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 1,294,000	VMware LLC 1.40%, 08/15/2026	$ 1,280,388
880,000	Workday Inc 3.50%, 04/01/2027	872,268
		19,380,342
Utilities — 4.25%
730,000	Alexander Funding Trust II(a) 7.47%, 07/31/2028	768,647
	Constellation Energy Generation LLC
2,067,000	5.60%, 03/01/2028	2,112,816
230,000	4.40%, 01/15/2031	227,001
	Dominion Energy Inc
1,248,000	2.85%, 08/15/2026	1,241,172
806,000	4.60%, 05/15/2028	808,535
655,000	DTE Energy Co 4.95%, 07/01/2027	659,237
795,000	Electricite de France SA(a) 5.70%, 05/23/2028	813,998
270,000	Enel Finance International NV(a) 4.13%, 09/30/2028	267,773
499,000	Eversource Energy 5.45%, 03/01/2028	507,098
2,017,000	FirstEnergy Corp 3.90%, 07/15/2027	2,000,575
	NextEra Energy Capital Holdings Inc
260,000	4.69%, 09/01/2027	261,254
2,103,000	5.05%, 03/15/2030	2,141,960
	Pacific Gas & Electric Co
2,413,000	3.00%, 06/15/2028	2,334,547
743,000	6.10%, 01/15/2029	768,842
680,000	Palomino Funding Trust I(a) 7.23%, 05/17/2028	710,354
	Southern Co
1,762,000	3.25%, 07/01/2026	1,758,645
553,000	5.50%, 03/15/2029	569,784
240,000	Southern Co Gas Capital Corp 4.05%, 09/15/2028	238,235
945,000	Southern Power Co 4.25%, 10/01/2030	932,802
830,000	Vistra Corp(a)(e) 8.00%, Perpetual	838,798
	Vistra Operations Co LLC(a)
1,205,000	5.05%, 12/30/2026	1,208,643
2,405,000	4.30%, 10/15/2028	2,376,178
355,000	4.70%, 01/31/2031	349,284
420,000	Wisconsin Electric Power Co(d) 4.15%, 10/15/2030	414,367
		24,310,545
TOTAL CORPORATE BONDS AND NOTES — 49.90% (Cost $284,988,474)		$285,631,820
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.05%
	A&D Mortgage Trust(a)(c)
	Series 2023-NQM4 Class A1
$ 1,392,660	7.47%, 09/25/2068	$ 1,403,864
	Series 2023-NQM5 Class A1
1,908,763	7.05%, 11/25/2068	1,923,323
712,000	Anchor Mortgage Trust (a)(c) Series 2025-RTL1 Class A1 5.72%, 05/25/2040	711,170
	Angel Oak Mortgage Trust(a)
	Series 2021-3 Class A3
337,436	1.46%, 05/25/2066(f)	294,765
	Series 2024-9 Class A1
232,322	5.14%, 09/25/2069(c)	232,049
	BANK
	Series 2020-BN26 Class XA
3,991,117	1.19%, 03/15/2063(f)	136,070
	Series 2019-BN18 Class A2
633,000	3.47%, 05/15/2062	615,232
	BANK5(f)
	Series 2024-5YR10 Class XA
9,623,407	1.19%, 10/15/2057	346,996
	Series 2024-5YR7 Class XA
9,144,204	1.33%, 06/15/2057	337,770
296,013	Barclays Commercial Mortgage Trust Series 2019-C3 Class A2 3.44%, 05/15/2052	290,865
18,199,685	BBCMS Mortgage Trust(f) Series 2024-5C29 Class XA 1.60%, 09/15/2057	866,380
282,675	BDS Ltd(a)(b) Series 2021-FL10 Class A 5.14%, 12/16/2036 1-mo. SOFR + 1.46%	282,673
	Benchmark Mortgage Trust
	Series 2020-B22 Class XA
3,963,732	1.49%, 01/15/2054(f)	224,129
	Series 2019-B12 Class A2
1,180,783	3.00%, 08/15/2052	1,159,123
	Series 2019-B13 Class A2
1,085,271	2.89%, 08/15/2057	1,043,117
	Series 2024-V10 Class XA
8,393,106	1.31%, 09/15/2057(f)	327,047
9,087,804	BMO Mortgage Trust(f) Series 2024-5C6 Class XA 1.35%, 09/15/2057	353,347
	BRAVO Residential Funding Trust(a)(c)
	Series 2023-NQM4 Class A1
114,787	6.44%, 05/25/2063	114,725
	Series 2023-NQM8 Class A1
239,866	6.39%, 10/25/2063	240,895
	Series 2024-NQM2 Class A1
84,713	6.29%, 02/25/2064	85,190
	Series 2024-NQM3 Class A1
527,288	6.19%, 03/25/2064	530,421
	Series 2025-NQM5 Class A2
543,525	5.70%, 02/25/2065	544,703

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 612,000	BX Trust (a)(f) Series 2025-ARIA Class B 5.18%, 12/13/2042	$ 612,451
697,000	CGMS Commercial Mortgage Trust(f) Series 2017-B1 Class AS 3.71%, 08/15/2050	681,261
	Citigroup Commercial Mortgage Trust
	Series 2016-C3 Class A4
1,054,000	3.15%, 11/15/2049	1,044,971
	Series 2020-GC46 Class A2
520,062	2.71%, 02/15/2053	491,242
2,210,741	COLT Mortgage Loan Trust(a)(c) Series 2024-INV2 Class A1 6.42%, 05/25/2069	2,231,230
	COMM Mortgage Trust
	Series 2014-CR14 Class B
133,262	3.13%, 02/10/2047(f)	131,425
	Series 2014-CR17 Class B
456,477	4.38%, 05/10/2047	450,999
	Series 2014-UBS5 Class AM
317,491	4.19%, 09/10/2047(f)	312,567
	Series 2015-CR22 Class B
422,327	3.93%, 03/10/2048(f)	404,378
216,000	CoreVest American Finance Ltd(a)(c) Series 2025-RRTL1 Class A1 5.68%, 05/28/2040	216,693
	Cross Mortgage Trust(a)
	Series 2024-H1 Class A1
365,548	6.09%, 12/25/2068(c)	367,063
	Series 2024-H2 Class A1
434,224	6.09%, 04/25/2069(c)	436,612
	Series 2025-H1 Class A1
666,453	5.74%, 02/25/2070(f)	670,126
	CSAIL Commercial Mortgage Trust
	Series 2019-C16 Class A3
298,691	3.40%, 11/15/2050	297,303
	Series 2019-C18 Class A2
630,356	2.84%, 12/15/2052	600,874
	Series 2021-C20 Class XA
5,917,838	0.99%, 03/15/2054(f)	210,847
444,405	Ellington Financial Mortgage Trust(a)(b) Series 2025-NQM4 Class A1F 4.86%, 09/25/2070 1-mo. SOFR + 1.20%	444,344
	GS Mortgage Securities Trust
	Series 2017-GS5 Class A4
1,049,000	3.67%, 03/10/2050	1,038,373
	Series 2019-GC38 Class XA
12,246,642	1.01%, 02/10/2052(f)	298,811
1,754,793	GS Mortgage-Backed Securities Trust(a)(f) Series 2024-RPL2 Class A1 3.75%, 07/25/2061	1,710,925
Principal Amount		Fair Value
Non-Agency — (continued)
$ 386,364	HOMES Trust(a)(c) Series 2024-NQM1 Class A1 5.92%, 07/25/2069	$ 389,446
	JPMBB Commercial Mortgage Securities Trust(f)
	Series 2014-C23 Class B
472,071	4.54%, 09/15/2047	465,698
	Series 2014-C23 Class C
709,824	4.54%, 09/15/2047	687,110
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2016-JP3 Class AS
744,000	3.14%, 08/15/2049	719,982
	Series 2017-JP5 Class AS
571,000	3.88%, 03/15/2050(f)	556,658
	JPMorgan Mortgage Trust(a)
	Series 2024-VIS2 Class A1
290,684	5.85%, 11/25/2064(c)	292,249
	Series 2024-10 Class A11
432,465	4.91%, 03/25/2055(b) 1-mo. SOFR + 1.25%	433,263
337,000	Lhome Mortgage Trust (a)(f) Series 2025-RTL2 Class A1 5.61%, 04/25/2040	338,064
	Morgan Stanley Bank of America Merrill Lynch Trust(f)
	Series 2013-C10 Class B
404,764	3.95%, 07/15/2046	384,294
	Series 2015-C21 Class B
1,086,644	3.85%, 03/15/2048	1,061,532
	Morgan Stanley Capital I Trust
	Series 2016-BNK2 Class A4
395,000	3.05%, 11/15/2049	388,991
	Series 2018-L1 Class A3
582,375	4.14%, 10/15/2051	579,952
	Morgan Stanley Residential Mortgage Loan Trust(a)
	Series 2024-4 Class AF
169,276	5.01%, 09/25/2054(b) 1-mo. SOFR + 1.35%	169,427
	Series 2024-NQM1 Class A1
1,147,590	6.15%, 12/25/2068(c)	1,153,381
620,268	OBX Trust(a)(c) Series 2024-NQM14 Class A1 4.94%, 09/25/2064	618,852
813,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	751,164
657,820	Onslow Bay Financial LLC(a)(c) Series 2024-NQM2 Class A1 5.88%, 12/25/2063	660,017
513,000	SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4 3.06%, 10/10/2048	510,679
	Station Place Securitization Trust(a)(b)
	Series 2025-1 Class A
1,969,000	4.58%, 07/23/2026 1-mo. SOFR + 0.90%	1,970,282

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2025-3 Class A
$ 1,650,000	4.58%, 09/23/2026 1-mo. SOFR + 0.90%	$ 1,648,225
	Series 2025-7 Class A
1,849,000	4.58%, 11/24/2026 1-mo. SOFR + 0.90%	1,848,630
260,000	Toorak Mortgage Trust (a)(c) Series 2025-RRTL1 Class A1 5.52%, 02/25/2040	260,916
	UBS Commercial Mortgage Trust
	Series 2017-C7 Class A4
1,270,000	3.68%, 12/15/2050	1,253,246
	Series 2018-C14 Class A4
505,000	4.45%, 12/15/2051	502,396
	Series 2019-C17 Class XA
10,362,926	1.44%, 10/15/2052(f)	423,133
	Verus Securitization Trust(a)
	Series 2021-2 Class A3
377,136	1.55%, 02/25/2066(f)	346,533
	Series 2023-INV3 Class A1
1,285,686	6.88%, 11/25/2068(f)	1,295,676
	Series 2024-3 Class A1
260,295	6.34%, 04/25/2069(c)	262,415
	Series 2024-4 Class A1
349,316	6.22%, 06/25/2069(c)	352,132
	Wells Fargo Commercial Mortgage Trust
	Series 2017-RB1 Class A5
854,000	3.64%, 03/15/2050	839,303
	Series 2025-5C3 Class XA
6,203,380	0.81%, 01/15/2058(f)	173,911
		46,053,906
U.S. Government Agency — 5.15%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
1,004,863	5.31%, 12/25/2041 1-mo. SOFR + 1.65%	1,006,401
	Series 2026-R01 Class 2A1
1,081,136	4.51%, 01/25/2046 1-mo. SOFR + 0.85%	1,074,379
	Series 2022-R02 Class 2M2
1,177,500	6.66%, 01/25/2042 1-mo. SOFR + 3.00%	1,189,829
	Series 2022-R03 Class 1M2
35,000	7.16%, 03/25/2042 1-mo. SOFR + 3.50%	35,676
	Series 2022-R04 Class 1M2
24,000	6.76%, 03/25/2042 1-mo. SOFR + 3.10%	24,329
	Series 2023-R06 Class 1M1
6,124	5.36%, 07/25/2043 1-mo. SOFR + 1.70%	6,133
	Series 2024-R02 Class 1M1
129,546	4.76%, 02/25/2044 1-mo. SOFR + 1.10%	129,466
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2024-R03 Class 2M1
$ 4,070	4.81%, 03/25/2044 1-mo. SOFR + 1.15%	$ 4,066
	Series 2024-R04 Class 1M1
2,005	4.76%, 05/25/2044 1-mo. SOFR + 1.10%	2,004
	Series 2024-R06 Class 1A1
143,265	4.81%, 09/25/2044 1-mo. SOFR + 1.15%	143,220
	Series 2025-R01 Class 1A1
232,555	4.61%, 01/25/2045 1-mo. SOFR + 0.95%	231,979
	Series 2025-R01 Class 1M1
149,693	4.76%, 01/25/2045 1-mo. SOFR + 1.10%	149,414
	Series 2025-R02 Class 1A1
178,379	4.66%, 02/25/2045 1-mo. SOFR + 1.00%	178,104
	Series 2025-R02 Class 1M1
284,551	4.81%, 02/25/2045 1-mo. SOFR + 1.15%	284,376
	Series 2025-R03 Class 2A1
501,028	5.11%, 03/25/2045 1-mo. SOFR + 1.45%	501,970
	Series 2025-R04 Class 1A1
310,043	4.66%, 05/25/2045 1-mo. SOFR + 1.00%	310,112
	Series 2025-R04 Class 1M1
680,269	4.86%, 05/25/2045 1-mo. SOFR + 1.20%	680,489
	Series 2025-R06 Class 1A1
590,034	4.56%, 09/25/2045 1-mo. SOFR + 0.90%	588,654
	Series 2026-R01 Class 2M1
1,226,791	4.66%, 01/25/2046 1-mo. SOFR + 1.00%	1,226,547
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit(b)
	Series 5387 Class DF
1,031,278	4.86%, 03/25/2054 1-mo. SOFR + 1.20%	1,039,662
	Series 5393 Class FA
1,099,488	4.86%, 12/25/2053 1-mo. SOFR + 1.20%	1,108,430
	Series 5440 Class FH
1,480,351	4.76%, 07/25/2054 1-mo. SOFR + 1.10%	1,488,567
	Series 5446 Class DF
998,114	4.81%, 08/25/2054 1-mo. SOFR + 1.15%	1,004,994
	Series 5466 Class FG
3,781,566	4.61%, 10/25/2054 1-mo. SOFR + 0.95%	3,788,675
	Series 5537 Class FC
1,288,162	4.81%, 05/25/2055 1-mo. SOFR + 1.15%	1,298,100

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
$ 3,070	5.31%, 01/25/2034 1-mo. SOFR + 1.65%	$ 3,070
	Series 2022-DNA3 Class M1B
17,000	6.56%, 04/25/2042 1-mo. SOFR + 2.90%	17,304
	Series 2025-DNA2 Class A1
413,750	4.76%, 05/25/2045 1-mo. SOFR + 1.10%	414,247
	Series 2021-DNA6 Class M2
80,235	5.16%, 10/25/2041 1-mo. SOFR + 1.50%	80,310
	Series 2021-DNA7 Class M2
1,242,000	5.46%, 11/25/2041 1-mo. SOFR + 1.80%	1,245,091
	Series 2022-DNA2 Class M1A
1,441	4.96%, 02/25/2042 1-mo. SOFR + 1.30%	1,441
	Series 2022-DNA5 Class M1A
1,332,089	6.61%, 06/25/2042 1-mo. SOFR + 2.95%	1,351,906
	Series 2022-HQA1 Class M1A
1,711	5.76%, 03/25/2042 1-mo. SOFR + 2.10%	1,714
	Series 2023-DNA1 Class M1A
29,102	5.76%, 03/25/2043 1-mo. SOFR + 2.10%	29,374
	Series 2023-HQA3 Class M1
26,095	5.51%, 11/25/2043 1-mo. SOFR + 1.85%	26,218
	Series 2024-HQA2 Class A1
876,550	4.91%, 08/25/2044 1-mo. SOFR + 1.25%	877,365
	Series 2025-DNA1 Class A1
587,820	4.61%, 01/25/2045 1-mo. SOFR + 0.95%	586,723
	Series 2025-DNA2 Class M1
1,282,038	4.86%, 05/25/2045 1-mo. SOFR + 1.20%	1,280,436
	Series 2025-DNA3 Class M1
520,412	4.76%, 09/25/2045 1-mo. SOFR + 1.10%	520,145
	Series 2025-DNA4 Class M1
355,984	4.76%, 10/25/2045 1-mo. SOFR + 1.10%	355,971
	Series 2026-DNA1 Class M1
100,920	4.66%, 02/25/2046 1-mo. SOFR + 1.00%	100,542
	Federal National Mortgage Association
311,463	4.69%, 08/01/2028	314,439
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 732,000	5.28%, 12/01/2028	$ 750,850
923,898	2.73%, 09/01/2029	883,374
237,106	Federal National Mortgage Association Connecticut Avenue Securities(b) Series 2016-C07 Class 2M2 8.13%, 05/25/2029 1-mo. SOFR + 4.46%	241,354
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit(b)
	Series 2024-77 Class DF
605,675	4.86%, 10/25/2053 1-mo. SOFR + 1.20%	611,086
	Series 2024-82 Class FE
743,312	4.61%, 11/25/2054 1-mo. SOFR + 0.95%	744,691
	Series 2025-25 Class FB
969,871	4.61%, 04/25/2055 1-mo. SOFR + 0.95%	971,380
575,680	Government National Mortgage Association(b) Series 2024-78 Class QF 4.77%, 05/20/2054 1-mo. SOFR + 1.10%	578,419
		29,483,026
TOTAL MORTGAGE-BACKED SECURITIES — 13.20% (Cost $76,986,086)		$75,536,932
MUNICIPAL BONDS AND NOTES
875,000	Alabama Economic Settlement Authority, RB 4.26%, 09/15/2032	867,433
275,000	City of Chicago IL, GO 7.05%, 01/01/2029	281,193
465,000	Philadelphia Authority for Industrial Development Series C, RB 6.55%, 10/15/2028	490,910
310,000	Redevelopment Authority of the City of Philadelphia, RB 4.13%, 11/01/2030	308,333
1,015,000	South Carolina Public Service Authority, RB 5.74%, 01/01/2030	1,047,506
535,000	State Board of Administration Finance Corp Series A, RB 5.53%, 07/01/2034	560,598
750,000	State of California, GO 4.35%, 11/01/2032	747,762
620,000	State of Illinois, GO 4.85%, 04/01/2032	628,845

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 545,000	Virginia Commonwealth University, RB 2.12%, 11/01/2030	$ 499,115
TOTAL MUNICIPAL BONDS AND NOTES — 0.95% (Cost $5,467,951)		$5,431,695
U.S. TREASURY BONDS AND NOTES
28,500,000	United States Treasury Note/Bond 3.88%, 05/31/2027	28,518,926
TOTAL U.S. TREASURY BONDS AND NOTES — 4.98% (Cost $28,451,838)		$28,518,926
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,250,990	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(g), 3.60%(h)	2,250,990
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.39% (Cost $2,250,990)		$2,250,990
Principal Amount
SHORT TERM INVESTMENTS
Commercial Paper — 11.79%
1,635,000	Agree LP REIT(a) 4.02%, 04/01/2026	1,635,000
	Alimentation Couche-Tard Inc(a)
1,545,000	4.11%, 04/02/2026	1,544,826
1,000,000	4.14%, 04/09/2026	999,093
1,730,000	AutoNation Inc(a) 4.21%, 04/01/2026	1,730,000
	AvalonBay Communities Inc REIT(a)
1,660,000	4.23%, 04/02/2026	1,659,807
2,125,000	4.20%, 04/07/2026	2,123,532
2,560,000	Aviation Capital Group LLC(a) 4.01%, 04/01/2026	2,560,000
2,350,000	Bayer Corp(a) 4.30%, 07/20/2026	2,319,676
970,000	Boston Properties LP REIT(a) 4.11%, 04/01/2026	970,000
2,331,000	Chariot Funding LLC(a) 3.81%, 04/06/2026	2,329,542
1,345,000	Charles Schwab Corp(a) 4.10%, 05/08/2026	1,339,279
2,885,000	Conagra Brands Inc(a) 4.11%, 04/01/2026	2,885,000
Principal Amount		Fair Value
Commercial Paper — (continued)
$ 1,295,000	ENEL Finance America LLC(a) 4.37%, 06/26/2026	$ 1,281,639
2,105,000	Energy Transfer LP(a) 3.95%, 04/01/2026	2,105,000
1,285,000	ERAC USA Finance LLC(a) 4.22%, 04/20/2026	1,282,183
	Extra Space Storage LP REIT(a)
1,645,000	4.10%, 04/02/2026	1,644,815
1,045,000	3.95%, 04/07/2026	1,044,322
935,000	3.97%, 04/16/2026	933,477
1,050,000	4.17%, 04/21/2026	1,047,604
695,000	4.22%, 04/28/2026	692,837
1,292,000	HCA Inc(a) 4.13%, 04/01/2026	1,292,000
	Intercontinental Exchange Inc(a)
1,085,000	4.05%, 04/02/2026	1,084,880
865,000	4.06%, 04/07/2026	864,423
1,115,000	4.08%, 04/10/2026	1,113,879
2,425,000	International Flavors & Fragrances Inc(a) 4.16%, 04/01/2026	2,425,000
	Keurig Dr Pepper Inc(a)
1,330,000	4.23%, 04/09/2026	1,328,767
1,510,000	4.40%, 05/07/2026	1,503,472
2,040,000	Macquarie Group Ltd 4.02%, 04/06/2026	2,038,651
	Mid-America Apartments LP REIT(a)
1,795,000	4.14%, 04/06/2026	1,793,982
1,225,000	4.12%, 04/15/2026	1,223,069
1,190,000	NiSource Inc(a) 4.10%, 04/10/2026	1,188,797
	O'Reilly Automotive Inc(a)
875,000	4.13%, 04/06/2026	874,505
970,000	4.06%, 04/07/2026	969,353
1,575,000	Owens Corning(a) 4.12%, 04/02/2026	1,574,822
	Penske Truck Leasing Co LP
2,115,000	3.95%, 04/09/2026	2,113,172
1,580,000	4.17%, 04/10/2026	1,578,378
1,240,000	4.11%, 04/13/2026	1,238,326
	Phillips 66 Co(a)
770,000	4.12%, 04/10/2026	769,219
1,530,000	4.40%, 05/04/2026	1,523,937
	Ryder System Inc
1,395,000	3.94%, 04/02/2026	1,394,850
1,152,000	4.11%, 04/07/2026	1,151,222
980,000	4.11%, 04/08/2026	979,228
3,240,000	Targa Resources Corp(a) 3.95%, 04/01/2026	3,240,000
795,000	UDR Inc REIT(a) 4.11%, 04/01/2026	795,000
1,305,000	WEC Energy Group Inc(a) 4.06%, 04/07/2026	1,304,130
		67,490,694

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — 7.51%
	Federal Home Loan Bank(i)
$41,000,000	3.65%, 04/06/2026	$ 40,979,516
2,000,000	3.66%, 04/13/2026	1,997,600
		42,977,116
U.S. Treasury Bonds and Notes — 1.74%
10,000,000	U.S. Treasury Bills 3.65%, 05/07/2026	9,963,641
TOTAL SHORT TERM INVESTMENTS — 21.04% (Cost $120,430,718)		$120,431,451
TOTAL INVESTMENTS — 99.42% (Cost $569,870,069)		$569,049,126
OTHER ASSETS & LIABILITIES, NET — 0.58%		$3,334,023
TOTAL NET ASSETS — 100.00%		$572,383,149
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $215,758,409, representing 37.69% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan as of March 31, 2026.
(e)	Security has no contractual maturity date and pays an indefinite stream of interest.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of March 31, 2026.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
GO	General Obligation Bonds
LP	Limited Partnership
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	238	USD	49,372	Jun 2026	$(360,719)
				Net Depreciation	$(360,719)

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER SHORT DURATION BOND FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following centrally cleared interest rate swaps:
Rate Received by the Fund	Receive Frequency	Rate Paid by the Fund	Pay Frequency	Notional Amount (000)		Maturity Date	Value	Upfront Payments /Receipts	Net Unrealized Appreciation/ (Depreciation)
3.30%	Annually	1-day SOFR	Annually	USD	223,915	03/18/2028	$(1,406,047)	$(355,631)	$(1,050,416)
1-day SOFR	Annually	3.45%	Annually	USD	69,603	03/18/2031	528,199	(45,063)	573,262
							$(877,848)	$(400,694)	$(477,154)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 7.58%
$ 550,000	AGL Ltd(a)(b) Series 2022-23A Class BR 5.22%, 04/20/2038 3-mo. SOFR + 1.55%	$ 544,125
	American Credit Acceptance Receivables Trust(a)
	Series 2025-1 Class D
1,000,000	5.54%, 08/12/2031	1,008,737
	Series 2025-3 Class C
250,000	4.95%, 07/12/2032	250,927
	Series 2026-1 Class C
2,250,000	4.55%, 01/12/2033	2,242,800
	AmeriCredit Automobile Receivables Trust
	Series 2023-2 Class C
1,050,000	6.00%, 07/18/2029	1,072,698
	Series 2026-1 Class B
1,850,000	4.28%, 11/18/2032(a)	1,839,201
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 5.53%, 10/22/2034 3-mo. SOFR + 1.86%	2,601,373
1,510,000	Birch Grove Ltd(a)(b) Series 2024-11A Class A1 5.03%, 01/22/2038 3-mo. SOFR + 1.36%	1,512,158
	Bridgecrest Lending Auto Securitization Trust
	Series 2025-2 Class C
800,000	5.17%, 03/17/2031	804,215
	Series 2025-3 Class B
200,000	4.73%, 09/17/2029	200,692
	Series 2025-3 Class C
900,000	4.81%, 05/15/2031	901,316
	Series 2025-3 Class D
650,000	5.27%, 05/15/2031	650,187
	Series 2026-1 Class B
510,000	4.25%, 11/17/2031	507,628
	Drive Auto Receivables Trust
	Series 2025-1 Class D
900,000	5.41%, 09/15/2032	904,384
	Series 2025-2 Class C
640,000	4.39%, 09/15/2032	637,087
	Exeter Automobile Receivables Trust
	Series 2024-4A Class D
900,000	5.81%, 12/16/2030	918,062
	Series 2025-1A Class D
2,600,000	5.49%, 05/15/2031	2,621,761
	Series 2025-2A Class C
650,000	5.16%, 07/15/2031	654,503
	Series 2025-4A Class D
1,100,000	5.23%, 01/15/2032	1,097,265
	Series 2025-5A Class B
850,000	4.28%, 07/15/2030	846,884
	Series 2026-1A Class C
1,510,000	4.40%, 05/17/2032	1,490,840
Principal Amount		Fair Value
Non-Agency — (continued)
	Exeter Select Automobile Receivables Trust
	Series 2025-1 Class A3
$ 1,000,000	4.69%, 04/15/2030	$ 1,004,620
	Series 2025-2 Class B
450,000	4.63%, 11/17/2031	450,938
	Series 2025-2 Class D
1,050,000	5.34%, 01/15/2032	1,052,893
2,000,000	Ford Credit Auto Owner Trust(a)(c) Series 2025-1 Class A 4.86%, 08/15/2037	2,034,968
764,774	Hilton Grand Vacations Trust(a) Series 2025-3EXT Class A 4.56%, 10/25/2044	758,298
2,800,000	HPS Loan Management Ltd(a)(b) Series 2019-15A Class A1R2 4.91%, 10/22/2038 3-mo. SOFR + 1.24%	2,795,581
2,000,000	KKR Ltd(a)(b) Series 31A Class B 5.43%, 04/20/2034 3-mo. SOFR + 1.76%	2,000,312
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2R 5.22%, 04/15/2034 3-mo. SOFR + 1.55%	1,984,884
1,550,000	OCP Aegis Ltd(a)(b) Series 2024-39A Class B1R 5.07%, 04/16/2038 3-mo. SOFR + 1.40%	1,546,423
	OneMain Direct Auto Receivables Trust(a)
	Series 2026-1A Class A
2,500,000	4.49%, 12/14/2033	2,480,944
	Series 2026-1A Class B
1,220,000	4.70%, 01/17/2034	1,207,677
490,000	Sagard-Halseypoint Ltd(a)(b) Series 2024-8A Class A1 5.06%, 01/30/2038 3-mo. SOFR + 1.39%	490,451
	Santander Drive Auto Receivables Trust
	Series 2023-4 Class C
600,000	6.04%, 12/15/2031	612,550
	Series 2023-4 Class B
985,228	5.77%, 12/15/2028	991,732
	Series 2025-2 Class C
800,000	5.06%, 05/15/2031	806,914
	Series 2025-3 Class B
250,000	4.49%, 09/15/2031	250,621
	Series 2025-3 Class C
800,000	4.68%, 09/15/2031	801,141
	Series 2025-3 Class D
400,000	5.11%, 09/15/2031	400,925
	Series 2025-4 Class D
1,300,000	4.95%, 01/15/2032	1,290,624

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Westlake Automobile Receivables Trust(a)
	Series 2023-3A Class C
$ 400,000	6.02%, 09/15/2028	$ 402,246
	Series 2024-1A Class C
250,000	5.65%, 02/15/2029	252,067
	Series 2025-2A Class D
400,000	5.08%, 05/15/2031	399,804
TOTAL ASSET-BACKED SECURITIES — 7.58% (Cost $47,301,975)		$47,323,456
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.83%
811,873	Angel Oak Mortgage Trust(a)(c) Series 2024-10 Class A1 5.35%, 10/25/2069	812,434
680,000	Benchmark Mortgage Trust(d) Series 2018-B2 Class A5 3.88%, 02/15/2051	670,265
922,710	UBS Commercial Mortgage Trust Series 2018-C10 Class A3 4.05%, 05/15/2051	911,514
2,630,000	Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3 6.10%, 01/15/2058	2,751,762
		5,145,975
U.S. Government Agency — 47.15%
440,000	Connecticut Avenue Securities Trust(a)(b) Series 2023-R01 Class 1M2 7.41%, 12/25/2042 1-mo. SOFR + 3.75%	457,381
	Federal Home Loan Mortgage Corp
15,924	3.00%, 12/01/2026	15,854
50,727	3.00%, 07/01/2029	50,232
1,783,008	4.30%, 01/01/2030	1,778,043
167,821	3.50%, 02/01/2032	164,769
18,670	5.50%, 08/01/2033	18,915
16,359	5.50%, 01/01/2034	16,734
185,062	4.00%, 05/01/2034	182,886
37,879	5.50%, 10/01/2034	38,805
697,646	2.50%, 06/01/2035	661,677
73,429	5.00%, 09/01/2035	73,919
84,747	5.00%, 12/01/2035	85,648
679,243	2.00%, 01/01/2036	626,620
7,166	5.00%, 01/01/2036	7,244
68,287	6.00%, 01/01/2036	71,720
34,910	6.00%, 07/01/2036	36,668
449,144	3.00%, 09/01/2036	426,589
7,974	5.50%, 05/01/2038	8,207
175,923	4.50%, 02/01/2040	174,322
272,225	5.00%, 03/01/2040	275,464
1,470,622	5.50%, 08/01/2040	1,512,637
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 163,694	3.50%, 06/01/2042	$ 154,770
97,003	3.50%, 11/01/2042	91,524
458,225	4.00%, 05/01/2044	442,817
405,429	3.00%, 11/01/2046	365,824
810,391	3.00%, 12/01/2046	731,016
82,031	4.00%, 07/01/2050	78,998
1,233,840	2.50%, 11/01/2050	1,047,291
1,154,001	3.00%, 02/01/2051	1,031,284
1,433,215	2.00%, 03/01/2051	1,188,474
3,161,632	2.00%, 05/01/2051	2,565,698
2,071,068	3.00%, 07/01/2051	1,850,608
2,099,246	2.50%, 09/01/2051	1,772,220
3,416,863	2.00%, 10/01/2051	2,780,675
4,137,275	2.00%, 12/01/2051	3,364,581
2,169,426	2.50%, 02/01/2052	1,852,678
1,338,947	2.00%, 03/01/2052	1,098,081
2,364,329	3.00%, 04/01/2052	2,099,168
373,775	4.00%, 04/01/2052	355,068
1,909,676	2.50%, 05/01/2052	1,642,474
2,546,342	3.50%, 05/01/2052	2,351,378
4,165,562	4.50%, 07/01/2052	4,046,944
1,366,378	3.50%, 08/01/2052	1,259,975
2,920,243	4.50%, 08/01/2052	2,839,460
1,468,471	4.50%, 09/01/2052	1,429,974
1,411,307	4.50%, 10/01/2052	1,368,504
2,331,068	5.00%, 10/01/2052	2,328,075
915,328	5.00%, 01/01/2053	911,061
4,498,866	5.50%, 02/01/2053	4,548,741
2,361,799	6.00%, 02/01/2053	2,451,193
2,731,104	5.50%, 07/01/2053	2,763,751
1,286,675	5.50%, 08/01/2053	1,319,776
1,505,857	6.50%, 11/01/2053	1,577,563
1,310,436	4.50%, 03/01/2054	1,266,904
1,331,487	5.50%, 09/01/2054	1,340,608
3,855,559	5.00%, 12/01/2054	3,835,782
1,523,883	4.50%, 01/01/2055	1,471,372
1,309,255	5.00%, 01/01/2055	1,302,086
1,962,729	4.50%, 07/01/2055	1,907,307
1,585,667	5.00%, 12/01/2055	1,570,758
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K136 Class A2
1,780,000	2.13%, 11/25/2031	1,588,174
	Series K517 Class A2
2,500,000	5.36%, 01/25/2029(d)	2,573,986
	Series K522 Class A2
2,346,256	4.80%, 05/25/2029	2,383,479
	Series K532 Class A2
2,800,000	4.25%, 11/25/2029(d)	2,802,904
	Series K533 Class A2
2,690,000	4.23%, 12/25/2029(d)	2,690,838
	Series K535 Class A2
2,640,000	4.69%, 11/25/2029(d)	2,679,874
	Series K537 Class A2
1,550,000	4.43%, 02/25/2030(d)	1,560,287
	Series K539 Class A2
2,350,000	4.41%, 01/25/2030(d)	2,363,964

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K753 Class A2
$ 2,760,000	4.40%, 10/25/2030	$ 2,773,489
	Series K760 Class A2
2,080,000	4.55%, 01/25/2032(d)	2,099,251
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
2,186,503	3.50%, 09/15/2047	2,029,660
	Series 5238 Class BC
2,331,192	4.00%, 09/25/2049	2,263,931
	Series 5559 Class BA
1,217,748	5.00%, 02/25/2052	1,214,788
1,020,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b) Series 2022-DNA4 Class M1B 7.01%, 05/25/2042 1-mo. SOFR + 3.35%	1,041,675
59,067	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 4.02%, 07/25/2031 1-mo. SOFR + 0.35%	58,595
	Federal National Mortgage Association
12,409	3.00%, 06/01/2027	12,312
102,296	3.00%, 08/01/2029	100,650
1,240,000	4.74%, 12/01/2029	1,261,423
1,270,000	4.85%, 01/01/2030	1,296,996
1,350,000	4.94%, 02/01/2030	1,383,779
6,360	7.00%, 02/01/2031	6,679
15,162	7.00%, 09/01/2031	15,921
30,482	6.50%, 12/01/2031	31,514
20,225	7.00%, 12/01/2031	21,238
42,523	6.50%, 01/01/2032	43,962
20,969	7.00%, 01/01/2032	22,020
14,863	6.50%, 02/01/2032	15,366
564,606	3.00%, 05/01/2032	548,330
31,690	5.50%, 07/01/2033	32,275
11,606	5.50%, 09/01/2033	11,911
1,585,786	4.00%, 02/01/2034	1,576,550
27,310	5.50%, 03/01/2034	27,896
41,239	5.50%, 12/01/2034	42,202
64,331	5.50%, 02/01/2035	65,733
37,748	5.00%, 09/01/2035	37,962
89,078	5.00%, 10/01/2035	89,858
10,278	6.00%, 02/01/2036	10,782
14,931	6.00%, 03/01/2036	15,661
54,281	5.50%, 05/01/2036	56,014
1,820,983	2.00%, 02/01/2037	1,677,545
1,716,878	2.00%, 03/01/2037	1,580,573
1,533,148	2.50%, 03/01/2037	1,455,683
20,319	6.00%, 05/01/2037	21,317
28,893	5.00%, 07/01/2037	29,069
73,250	5.00%, 04/01/2039	74,030
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 168,808	4.50%, 05/01/2039	$ 167,064
65,162	4.50%, 06/01/2039	64,488
55,251	4.50%, 08/01/2039	54,680
167,695	5.00%, 11/01/2039	169,479
97,637	5.00%, 12/01/2039	98,676
1,526,847	4.50%, 04/01/2040	1,519,389
108,051	5.00%, 06/01/2040	109,201
425,966	4.50%, 08/01/2040	421,566
43,796	4.50%, 09/01/2040	43,343
137,360	5.00%, 09/01/2040	138,822
116,939	4.50%, 11/01/2040	115,730
87,865	5.00%, 01/01/2041	88,205
104,870	4.50%, 02/01/2041	103,785
21,897	4.00%, 03/01/2041	21,149
506,859	4.50%, 03/01/2041	501,620
138,365	4.00%, 09/01/2041	133,635
187,056	4.50%, 10/01/2041	185,122
412,085	3.50%, 12/01/2041	390,122
588,303	4.00%, 12/01/2041	568,177
331,690	4.00%, 07/01/2042	320,298
202,669	3.50%, 09/01/2042	188,942
214,920	3.50%, 10/01/2042	202,487
277,651	3.00%, 03/01/2043	254,141
2,158,202	5.00%, 05/01/2043	2,149,967
2,427,744	5.00%, 06/01/2043	2,429,902
217,925	3.00%, 07/01/2043	197,518
305,082	3.00%, 08/01/2043	278,870
195,363	3.00%, 09/01/2043	178,944
1,514,001	3.50%, 07/01/2047	1,428,281
990,316	4.00%, 08/01/2047	948,452
425,595	3.50%, 03/01/2048	395,674
1,219,088	3.00%, 01/01/2049	1,110,495
354,940	3.00%, 12/01/2049	315,971
242,815	3.00%, 01/01/2050	216,157
1,689,424	3.50%, 07/01/2050	1,576,969
1,286,712	2.00%, 08/01/2050	1,047,012
475,887	2.50%, 08/01/2050	404,558
1,236,217	2.50%, 10/01/2050	1,050,966
2,889,752	2.00%, 11/01/2050	2,382,176
2,272,956	2.00%, 12/01/2050	1,876,406
2,703,384	2.00%, 01/01/2051	2,231,505
3,565,019	2.00%, 09/01/2051	2,891,950
3,599,309	2.00%, 10/01/2051	2,922,370
1,770,439	2.50%, 10/01/2051	1,512,583
3,725,099	2.00%, 11/01/2051	3,044,211
4,311,859	2.50%, 01/01/2052	3,680,071
4,207,591	3.50%, 01/01/2052	3,893,221
7,447,254	2.50%, 02/01/2052	6,375,101
10,991,318	2.00%, 03/01/2052	9,007,899
2,303,617	2.50%, 03/01/2052	1,967,305
8,724,575	3.00%, 03/01/2052	7,749,992
1,343,992	2.00%, 04/01/2052	1,093,670
1,869,944	3.50%, 04/01/2052	1,729,538
3,498,298	4.00%, 06/01/2052	3,330,008
2,450,655	4.00%, 07/01/2052	2,323,825
1,877,989	5.00%, 07/01/2052	1,866,823
2,738,914	4.00%, 08/01/2052	2,597,921
1,764,200	5.00%, 08/01/2052	1,753,645

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,514,466	4.50%, 09/01/2052	$ 2,447,233
1,279,751	5.00%, 10/01/2052	1,272,123
1,092,083	6.00%, 03/01/2053	1,127,741
290,652	4.00%, 04/01/2053	275,527
1,170,695	6.00%, 10/01/2053	1,205,836
2,291,397	6.00%, 11/01/2053	2,339,183
1,499,749	6.50%, 02/01/2054	1,569,837
2,161,447	6.00%, 06/01/2054	2,207,754
2,271,296	6.00%, 09/01/2054	2,344,868
2,942,492	4.50%, 10/01/2054	2,847,932
648,236	5.00%, 10/01/2054	646,301
4,235,677	5.00%, 11/01/2054	4,203,254
2,372,088	5.50%, 11/01/2054	2,416,552
1,527,593	6.50%, 07/01/2055	1,582,472
2,707,931	5.50%, 08/01/2055	2,739,074
845,139	3.50%, 08/01/2056	768,924
920,813	3.00%, 02/01/2057	786,501
	Federal National Mortgage Association Alternative Credit Enhancement Security(d)
	Series 2018-M3 Class A2
2,375,447	3.07%, 02/25/2030	2,291,468
	Series 2023-M5 Class 2A2
2,898,173	4.50%, 07/25/2028	2,910,601
	Government National Mortgage Association
88	7.50%, 10/20/2028	89
366	7.50%, 12/20/2028	370
1,750,919	3.00%, 06/20/2050	1,566,775
2,293,555	2.50%, 03/20/2051	1,974,549
1,489,856	3.00%, 08/20/2051	1,331,035
3,525,492	2.00%, 09/20/2051	2,914,070
5,482,096	2.50%, 11/20/2051	4,719,500
5,824,821	2.00%, 12/20/2051	4,814,629
5,186,432	3.50%, 02/20/2052	4,802,426
2,391,266	3.50%, 06/20/2052	2,211,630
2,639,675	4.00%, 07/20/2052	2,477,601
2,650,249	3.50%, 08/20/2052	2,448,796
2,550,095	4.50%, 08/20/2052	2,483,687
5,039,838	4.50%, 09/20/2052	4,898,588
2,464,311	5.00%, 09/20/2052	2,451,370
2,302,573	5.00%, 10/20/2052	2,300,374
1,216,586	5.00%, 05/20/2053	1,211,692
1,562,701	5.50%, 05/20/2053	1,585,652
4,788,387	5.00%, 06/20/2053	4,767,584
1,556,604	5.50%, 06/20/2053	1,578,994
1,564,216	5.50%, 01/20/2054	1,589,504
1,552,088	5.50%, 02/20/2054	1,570,627
	Series 2024-125 Class H
1,429,143	4.50%, 10/20/2051	1,407,848
	Series 2025-150 Class HP
1,476,066	4.50%, 10/20/2053	1,453,851
	Series 2026-31 Class CD
1,388,267	4.25%, 10/16/2052	1,363,860
2,000,000	Uniform Mortgage-Backed Security(e) 2.00%, TBA	1,610,469
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Vendee Mortgage Trust
	Series 1996-3 Class 1Z
$ 50,426	6.75%, 09/15/2026	$ 50,451
	Series 2002-1 Class 1A
99,388	6.00%, 10/15/2031	100,653
		294,268,873
TOTAL MORTGAGE-BACKED SECURITIES — 47.98% (Cost $307,890,654)		$299,414,848
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
500,000	5.75%, 06/12/2026	501,870
3,500,000	1.75%, 01/19/2029	3,294,898
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.61% (Cost $3,761,254)		$3,796,768
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
26,900,000	4.13%, 01/31/2027	26,983,012
11,000,000	4.25%, 01/15/2028	11,077,773
14,900,000	4.25%, 02/15/2028	15,014,078
17,800,000	3.88%, 07/15/2028	17,820,860
24,200,000	3.50%, 11/15/2028	24,004,320
28,400,000	4.13%, 08/31/2030	28,618,547
27,800,000	3.50%, 11/30/2030	27,288,524
29,100,000	3.75%, 10/31/2032	28,494,129
19,800,000	4.25%, 08/15/2035	19,725,750
18,700,000	4.75%, 02/15/2045	18,374,211
17,200,000	4.63%, 11/15/2045	16,589,938
27,900,000	4.63%, 11/15/2055	26,657,578
TOTAL U.S. TREASURY BONDS AND NOTES — 41.76% (Cost $263,052,072)		$260,648,720
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,080,411	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	4,080,411
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.65% (Cost $4,080,411)		$4,080,411

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.92%
	U.S. Treasury Bills
$ 4,000,000	3.60%, 04/02/2026(h)(i)	$ 3,999,600
1,700,000	3.60%, 04/16/2026	1,697,456
TOTAL SHORT TERM INVESTMENTS — 0.92% (Cost $5,697,056)		$5,697,056
TOTAL INVESTMENTS — 99.50% (Cost $631,783,422)		$620,961,259
OTHER ASSETS & LIABILITIES, NET — 0.50%		$3,151,115
TOTAL NET ASSETS — 100.00%		$624,112,374
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $28,664,466, representing 4.59% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect as of March 31, 2026.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of March 31, 2026. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Interest rate shown reflects the rate in effect as of March 31, 2026.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2026.
(h)	All or a portion of the security is on loan as of March 31, 2026.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
U.S. 10 Year Treasury Note Futures	90	USD	9,994	Jun 2026	$(167,098)
U.S. 10 Year Treasury Ultra Futures	15	USD	1,703	Jun 2026	(31,875)
U.S. 5 Year Treasury Note Futures	30	USD	3,245	Jun 2026	(40,614)
U.S. Long Bond Futures	81	USD	9,224	Jun 2026	(268,473)
U.S. Ultra Bond Futures	75	USD	8,742	Jun 2026	(188,313)
				Net Depreciation	$(696,373)
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are

March 31, 2026

reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Rights	Exchange traded close price, bids and evaluated bids
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Purchased and Written Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows
Interest Rate Swaps	Interest rate curves, SOFR curves, reported trades and swap curves
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, SOFR/OIS curves, reported trades, and swap curves

March 31, 2026

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, the inputs used to value the Empower High Yield Bond Fund and the Empower Multi-Sector Bond Fund investments are detailed in the following tables. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. For the remaining Funds, all the investments were valued using Level 2 inputs, except for Futures contracts and Government Money Market Mutual Funds, which were valued using Level 1 inputs.
Empower High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Bank Loans	$—	$23,804,919	$—	$23,804,919
Corporate Bonds and Notes	—	570,808,845	23	570,808,868
Convertible Bonds	—	158,444,172	—	158,444,172
Common Stock
Basic Materials	375,268	—	—	375,268
Communications	—	191,985	—	191,985
Consumer, Cyclical	580,492	—	—	580,492
Energy	1,085,824	—	—	1,085,824
Industrial	351,700	—	—	351,700
	2,393,284	191,985	—	2,585,269
Convertible Preferred Stock	—	17,837,059	—	17,837,059
Preferred Stock	—	6,163,559	—	6,163,559
Government Money Market Mutual Funds	20,813,609	—	—	20,813,609
Total investments, at fair value:	23,206,893	777,250,539	23	800,457,455
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	6,390	—	6,390
Total Assets	$23,206,893	$777,256,929	$23	$800,463,845
Liabilities
Other Financial Investments
Credit Default Swaps(a)	—	(202,917)	—	(202,917)
Forward Foreign Currency Contracts(a)	—	(58,232)	—	(58,232)
Total Liabilities	$—	$(261,149)	$—	$(261,149)
(a)	Forward Foreign Currency Contracts and Credit Default Swaps are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2026

Empower Multi-Sector Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$171,359,624	$—	$171,359,624
Bank Loans	—	93,739,338	—	93,739,338
Corporate Bonds and Notes	—	585,978,863	—	585,978,863
Convertible Bonds	—	10,821,342	—	10,821,342
Foreign Government Bonds and Notes	—	165,443,611	—	165,443,611
Mortgage-Backed Securities	—	193,773,420	—	193,773,420
Municipal Bonds and Notes	—	845,089	—	845,089
U.S. Treasury Bonds and Notes	—	147,890,203	—	147,890,203
Common Stock
Communications	124,336	192,891	—	317,227
Consumer, Non-cyclical	1,369,882	1,490	6,309	1,377,681
Financial	2,141	36,412	1,300	39,853
Industrial	—	91,319	—	91,319
	1,496,359	322,112	7,609	1,826,080
Convertible Preferred Stock	—	1,011,763	—	1,011,763
Preferred Stock	—	352,990	—	352,990
Rights	—	4,941	—	4,941
Government Money Market Mutual Funds	17,685,501	—	—	17,685,501
Short Term Investments	—	10,365,891	—	10,365,891
Total investments, at fair value:	19,181,860	1,381,909,187	7,609	1,401,098,656
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	4,125	—	4,125
Credit Default Swaps(a)	—	60,934	—	60,934
Futures Contracts(a)	4,344,118	—	—	4,344,118
Total Assets	$23,525,978	$1,381,974,246	$7,609	$1,405,507,833
Liabilities
Other Financial Investments
Futures Contracts(a)	$(7,166,665)	$—	$—	$(7,166,665)
Total Liabilities	$(7,166,665)	$—	$—	$(7,166,665)
(a)	Credit Default Swaps, Futures Contracts and Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
To Be Announced Transactions
A Fund may invest in securities known as To Be Announced ("TBA") securities. TBAs are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date.  The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.

March 31, 2026

Short Sales
A Fund may engage in “short sales”. Short sales involve selling short a security (usually a TBA) that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into short sales to hedge against anticipated declines in the market price of securities held in a Fund. A Fund does not deliver from the portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when a Fund delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain. A gain or loss is recognized upon termination of a short sale. Interest income is not earned on short sales. A Fund nets short and long TBA positions with the same counterparty if a master netting agreement exists.
Dollar Rolls
A Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase TBA mortgage-backed securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities ("TIPS") the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount.
Options and Swaptions
A Fund may buy and sell put and call options, or write put and call options in order to increase, decrease, or change the level or types of exposure to market risk factors. When an option is purchased, a Fund is entitled to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. When an option is written, a Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price. Options can be an OTC transaction or may be executed on a registered exchange and cleared through a clearing-house associated with the exchange. The use of options may involve risks such as a Fund paying a premium without the option being exercised, or that the clearinghouse will fail to perform its obligations. The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. When writing options, a Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contract. The risk in buying an option is that a Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.
Purchased options, if any, are reported in the Schedule of Investments. Written options, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call option for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes an option, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Purchased and written swaptions, if any, are disclosed in a table following the Schedule of Investments. Upon purchasing a put or call swaption for a premium, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written.
Futures Contracts
A Fund may use futures contracts in order to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure.  A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures

March 31, 2026

exchange and cleared through a clearinghouse associated with the exchange.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts ("forward contracts") primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Swaps
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between a Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
For centrally cleared swaps, required initial margin deposits of cash or securities are pledged by a Fund. Securities deposited as initial margin are designated in the Schedule of Investments.  Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments.
Credit Default Swaps
A Fund may enter into credit default swap contracts in order to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the OTC market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
Interest Rate Swaps
A Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the SOFR, prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the OTC market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

March 31, 2026

A Fund may enter into interest rate swaps in which it either pays or receives a fixed interest rate and pays or receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.
Inflation Swaps
A Fund may enter into inflation swap contracts in order to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index ("CPI") with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the OTC market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps).
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Core Bond Fund
Futures Contracts:
Average long contracts	1,031
Average short contracts	260
Average notional long	$145,177,236
Average notional short	$29,474,272
Forward Currency Exchange Contracts:
Average notional amount	$3,427,827
Centrally Cleared Interest Rate Swaps:
Average notional amount	$9,695,522,877
Centrally Cleared Credit Default Swaps:
Average notional amount	$43,798,350
Empower Global Bond Fund
Futures Contracts:
Average long contracts	1,708
Average short contracts	1,303
Average notional long	$774,452,060
Average notional short	$4,034,944,371
Forward Currency Exchange Contracts:
Average notional amount	$557,748,858
Purchased Swaptions:
Average market value	$71,081,250
Written Swaptions:
Average market value	$203,325,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$8,334,164,133
OTC Interest Rate Swaps:
Average notional amount	$8,400,000
Centrally Cleared Inflation Swaps:
Average notional amount	$41,294,414
Centrally Cleared Credit Default Swaps:
Average notional amount	$180,258,500
OTC Credit Default Swaps:
Average notional amount	$11,880,250
OTC Total Return Swaps:
Average notional amount	$3,547,643

March 31, 2026

Empower High Yield Bond Fund
Forward Currency Exchange Contracts:
Average notional amount	$11,822,541
Centrally Cleared Credit Default Swaps:
Average notional amount	$11,004,000
Empower Inflation-Protected Securities Fund
Futures Contracts:
Average long contracts	2,616
Average short contracts	551
Average notional long	$413,963,915
Average notional short	$64,193,801
Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,806,672,500
Centrally Cleared Inflation Swaps:
Average notional amount	$200,323,410
Empower Multi-Sector Bond Fund
Futures Contracts:
Average long contracts	4,465
Average short contracts	1,644
Average notional long	$487,882,238
Average notional short	$192,403,340
Forward Currency Exchange Contracts:
Average notional amount	$316,000
Centrally Cleared Credit Default Swaps:
Average notional amount	$1,710,000
Empower Short Duration Bond Fund
Futures Contracts:
Average long contracts	254
Average notional long	$52,961,250
Centrally Cleared Interest Rate Swaps:
Average notional amount	$261,754,500
Empower U.S. Government Securities Fund
Futures Contracts:
Average long contracts	295
Average short contracts	7
Average notional long	$33,414,283
Average notional short	$708,043

March 31, 2026